Filed Pursuant to Rule 485(b)

Registration No. 333-160877

811-22320

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 62	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 65	☒

RUSSELL EXCHANGE TRADED FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue, 18th Floor, Seattle, Washington 98101

(Address of Principal Executive Office) (ZIP Code)

Registrant’s Telephone Number, including area code: 206/505-7877

Mary Beth Rhoden Russell Exchange Traded Funds Trust 1301 Second Avenue, 18th Floor Seattle, Washington 98101 206-505-4846	John V. O’Hanlon Dechert LLP 200 Clarendon Street, 27th Floor Boston, Massachusetts 02116 617-728-7100

(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on , pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on , pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus dated July 27, 2012

Russell® Equity ETF

Fund	Ticker

Russell Equity ETF	ONEF

Principal U.S. Listing Exchange: NYSE Arca, Inc.

The Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.	1301 Second Avenue Seattle, Washington 98101 888-775-3837

RISK/RETURN SUMMARY

RUSSELL EQUITY ETF (ONEF)

Investment Objective (Non-Fundamental)

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fees	0.35%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses**#	0.52%
Less Fee Waivers and Expense Reimbursements***	(0.01)%
Net Annual Fund Operating Expenses**	0.51%

*	Effective April 1, 2012, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility of payment for the salaries and other compensation, as determined by the Independent Trustees, or expenses, including travel expenses, of any of RET’s executive officers and employees (if any) and Independent Trustees and the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.

**	“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund’s proportionate share of these operating expenses are reflected under “Acquired Fund Fees and Expenses.” Shareholders in the Fund indirectly bear the proportionate expenses of the Underlying Funds in which they invest. These expenses are reflected in Acquired (Underlying) Fund Fees and Expenses. The Fund’s Net Annual Fund Operating Expense ratios in the table are based on the Fund’s total direct operating expense ratios plus a weighted average of the expense ratios of the Underlying Funds in which the Fund invests. These Net Annual Fund Operating Expense ratios may be higher or lower depending on the allocation of the Fund assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Fund.

#	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

***	Until April 29, 2014, RIMCo has contractually agreed to waive up to the full amount of its 0.35% management fee to the extent that Total Annual Fund Operating Expenses, excluding extraordinary expenses, exceed 0.51% of the average daily net assets of the Fund on an annual basis. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account fee waivers in Year 1 only). Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Russell Equity ETF	$53	$156	$332	$843

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating

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Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was less than 1% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing primarily in shares of other exchange-traded funds (“Underlying ETFs”). You may invest directly in the Underlying ETFs in which the Fund invests. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus borrowings for investment purposes in shares of equity Underlying ETFs. The 80% investment requirement applies at the time the Fund invests its assets. In pursuing the Fund’s investment objective, Russell Investment Management Company (“RIMCo” or the “Adviser”) will normally invest the Fund’s assets in Underlying ETFs that seek to track various indices. These indices include those that track the performance of equity securities of large, medium and small capitalization companies across the globe including developed countries and emerging market countries. Equity securities may include common and preferred stocks, warrants and rights to subscribe to common stock and convertible securities. The Fund will only invest in U.S.-listed ETFs. There is no maximum limit on the percentage of Fund assets that may be invested in non-U.S. securities through U.S.-listed Underlying ETFs and the holdings of such Underlying ETFs may be denominated in currencies other than the U.S. Dollar. The Fund generally will remain fully invested in Underlying ETFs.

The Adviser employs an active investment strategy, meaning that it buys and holds Underlying ETFs for either a long or short period of time depending on the various available investment opportunities. The Adviser’s asset allocation strategy seeks to provide exposure to equity securities in a variety of domestic and foreign markets. The Adviser’s asset allocation strategy establishes a target strategic asset allocation for the Fund and then the Adviser implements the strategy by selecting Underlying ETFs that represent each of the desired asset classes, sectors and strategies. The Fund may invest in affiliated Underlying ETFs advised by the Adviser. RIMCo and its affiliates receive fees for services provided to these ETFs for management and other services.

RIMCo may manage the Fund’s risk factor exposures with the goal to increase or decrease factor exposures (such as volatility, momentum, value, growth, capitalization size, industry, sector, region/country, dividend yield or currency) or offset undesired benchmark relative over-weights or under-weights. RIMCo may accomplish this through either its long-term strategic allocation among various assets and investments, or through short-term tactical allocations that may temporarily deviate from the strategic allocation in order to manage risk factor exposures. RIMCo may utilize either a proprietary or third party quantitative model designed to assess portfolio risk exposures.

The Adviser’s strategy also involves periodic review of the Fund’s holdings as markets fluctuate to ensure that the portfolio adheres to the strategic allocation, and/or to add value through tactical allocations that may over-weight or under-weight Underlying ETFs around the strategic allocation. The Adviser may modify the strategic allocation for the Fund from time to time based on capital markets research. The Adviser also may modify the Fund’s allocation based on tactical factors such as the Adviser’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes, sectors or strategies represented by each Underlying ETF.

The Adviser selects Underlying ETFs based on their potential to represent the underlying asset class, sector or strategy to which the Adviser seeks exposure for the Fund. While the Fund intends to primarily invest in Underlying ETFs that hold equity securities, the Fund also may invest in other Underlying ETFs that represent asset classes which are not currently represented by the Underlying ETFs or that pursue investment strategies not pursued by the current Underlying ETFs.

The Adviser considers selling Underlying ETFs generally for one of four reasons: 1) the Adviser no longer wants exposure to the asset class, sector or strategy that the Underlying ETF represents; 2) the Adviser has identified an alternative Underlying ETF for the asset class, sector or strategy to which the Adviser seeks exposure that either better represents that asset class, sector or strategy or does so at a lower cost; 3) the Adviser seeks to rebalance the portfolio to the target strategic allocation; or 4) the Adviser seeks to benefit from a perceived market undervaluation for an asset class, sector or strategy.

The Adviser seeks to maintain a low total expense ratio for the Fund and, therefore, also evaluates Underlying ETFs based on their expense ratios. An Underlying ETF is also evaluated based on its tracking error to its underlying index.

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Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

Asset Allocation Risk. Neither the Fund nor the Adviser can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or the Adviser offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if the Adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying ETF is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly though its investments in the Underlying ETFs, to asset classes, countries or regions, or industries or groups of industries that underperform.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

Potentially Limited Number of Underlying ETFs. From time to time, the Fund may have a significant investment in a single Underlying ETF or a small number of Underlying ETFs. To the extent that the Fund is invested in this way, it is subject to the risk that poor performance of one or more of these Underlying ETFs could have a greater impact on the Fund than if the Fund invested in a broader range of ETFs. There is no limit to the amount the Fund may invest in an Underlying ETF

Costs of Investing in Underlying ETFs. When the Fund invests in Underlying ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETFs’ expenses (including operating costs and management fees). Consequently, an investment in the Fund entails more expenses than a direct investment in the Underlying ETF.

Investing in Underlying ETFs. The assets of the Fund are invested primarily in shares of the Underlying ETFs, and the investment performance of the Fund is directly related to the investment performance of the Underlying ETFs in which it invests.

Underlying ETF Risks.

The Fund is exposed to the same risks as the Underlying ETFs in which it invests in direct proportion to the allocation of the Fund’s assets among the Underlying ETFs. The following are the principal risks associated with investing in the Underlying ETFs which are also principal risks of investing in the Fund as a result of its investment in the Underlying ETFs:

•

Non-Diversification Risk. Certain of the Underlying ETFs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Underlying ETFs in which the Fund invests may be non-diversified and, as a result, may have greater exposure to volatility than other ETFs. Because a non-diversified Underlying ETF may invest a larger percentage of its assets in securities of a single issuer than a diversified Underlying ETF, the performance of that issuer can have a substantial impact on that Underlying ETF, and therefore the Fund’s share price.

•

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

•

Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.

•

Currency Risk. The Fund may invest a significant portion of its assets in underlying ETFs whose investments are denominated in non-U.S. currencies, or which invest in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.

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•

Tracking Error Risk. Although an Underlying ETF may seek to match the returns of an index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of its applicable index.

•

American Depositary Receipts (ADRs). ADRs have the same currency and economic risks as the underlying non-U.S. securities they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

•

Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. The lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio securities.

•

Risk Factor Exposure Management. RIMCo’s use of underlying ETFs as a means of managing risk factor exposure may not be effective in achieving RIMCo’s intended purposes. Actions taken to manage the Fund’s portfolio characteristics may cause the Fund to underperform other funds with similar investment objectives and strategies in the short- and/or long-term.

The risks of the Underlying ETFs described above are qualified in their entirety by the risk disclosure included in each Underlying ETF’s prospectus.

Please refer to the “Risks” section in the Fund’s Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year. The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russelletfs.com.

Average annual total returns* for the periods ended December 31, 2011	1 Year	Since Inception**
Return Before Taxes	(6.32)%	3.31%
Return After Taxes on Distributions	(6.60)%	2.84%
Return After Taxes on Distributions and Sale of Fund Shares	(3.73)%	2.67%
Russell Developed Large Cap Index (reflects no deduction for fees, expenses or taxes)***	(5.69)%	3.74%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	7.28%

*	Total returns are as of the most recent calendar year end. The Fund’s total year-to-date return as of June 30, 2012 is 6.68%.

**	Commencement of Operations May 11, 2010.

***	Effective November 1, 2011, RIMCo changed the Fund’s primary benchmark from the S&P 500 Index to the Russell Developed Large Cap Index. RIMCo believes that the Russell Developed Large Cap Index is a more appropriate benchmark for the Fund.

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Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Brian Meath, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Meath has managed the Fund since February 2011.

Additional Information

For important information about:

•	Purchase of Fund Shares, please see Purchase and Sale of Fund Shares on page 6.
•	Redemption of Fund Shares, please see Purchase and Sale of Fund Shares on page 6.
•	Taxes, please see Taxes on page 6.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 6.

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ADDITIONAL INFORMATION

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) known as “Authorized Participants” only in large blocks of 50,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund’s benchmark index. An investor may incur brokerage costs in purchasing enough shares to constitute a Creation Unit.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc. through your broker-dealer at market prices. Individual shares are not redeemable directly to the Fund. Because Fund shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price that is equal to NAV, greater than NAV (premium) or less than NAV (discount).

Please see the “Additional Purchase and Sale of Fund Shares Information” section in the Fund’s Prospectus for additional information.

Taxes

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Please see the “Additional Tax Information” section in the Fund’s Prospectus for additional information.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For more information about payments to broker-dealers and other financial intermediaries please see “Other Considerations” in the Fund’s Prospectus.

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ADDITIONAL INFORMATION REGARDING THE FUND’S INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

GENERAL. The Fund is an exchange traded fund (commonly referred to as an “ETF”). ETFs are funds that trade like other publicly-traded securities. Similar to shares of a mutual fund, each share of the Fund represents a partial ownership in an underlying portfolio of securities. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

The Fund has a non-fundamental investment objective. A non-fundamental investment objective may be changed by the Board of Trustees (“Board”) of the Fund without shareholder approval. If the Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in the Fund’s investment objective, shareholders will be provided with reasonable notice. The Board may, if it deems appropriate to do so, authorize the liquidation or merger of the Fund without shareholder approval.

The Fund is a “fund of funds,” and diversifies its assets by investing, at present, in shares of other ETFs (the “Underlying ETFs”). The Fund currently intends to invest primarily in the Underlying ETFs. The Fund may also invest in fixed income and real asset Underlying ETFs.

The Fund’s investment policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in shares of equity Underlying ETFs is a non-fundamental policy of the Fund and may be changed upon 60 days’ prior notice to shareholders.

Most of the securities and investment strategies listed in this Prospectus are discretionary, which means that RIMCo may or may not use them. This Prospectus does not describe all of the various types of securities and investment strategies that may be used by the Fund. The Fund may invest in other types of securities that are not described in this Prospectus. Such securities and investment strategies may subject the Fund to additional risks. Please see the SAI for additional information about the securities and investment strategies described in this Prospectus and about additional securities and investment strategies that may be used by the Fund.

Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus apply at the time of investment. There would be no violation of any of these requirements unless the Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

The Fund seeks to achieve its investment objective primarily through investment in Underlying ETFs that track certain indices. The Fund may in the future invest in Underlying ETFs that pursue active investment strategies. Section 12(d)(1) of the Investment Company Act of 1940, as amended (the “1940 Act”) restricts investments by investment companies in the securities of other investment companies, including the Underlying ETFs. However, registered investment companies are permitted to invest in other investment companies (“underlying investment companies”) beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions, including that such underlying investment companies enter into an agreement with the Fund, if the underlying investment company has obtained a Section 12(d)(1) exemptive order from the Securities and Exchange Commission (the “SEC”). Therefore, the Fund may enter into agreements with certain Underlying ETFs that permit the Fund to invest in the Underlying ETFs to an unlimited extent.

In setting the Fund’s allocation, the Adviser first seeks to identify the long term opportunities for capital appreciation in particular regions, markets, or market segments. The Adviser will consider a variety of factors when evaluating the markets, such as the rate of economic growth and the social and political environment. The Adviser then allocates the Fund’s assets across regions, markets and market segments. Finally, the Adviser considers relative market valuations when implementing its asset allocation views.

The Fund seeks to achieve its objective by primarily investing in a variety of Underlying ETFs which hold securities issued by issuers located around the world. Generally, the Fund seeks diversification across asset classes, sectors and strategies. The Fund has no geographic limits on where its investments may be located. This flexibility allows the Adviser to look for Underlying ETFs with exposure to investments in markets around the world that it believes will provide the best relative asset allocation to meet the Fund’s objective.

The Adviser invests in Underlying ETFs according to an asset allocation strategy designed to give the Fund exposure to the following asset and style classes: U.S. large cap equity and international large and small cap equity.

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Although the Fund may invest in an unlimited number of Underlying ETFs in any amount, the following are Underlying ETFs in which the Fund may invest more than 25% of its assets, but is not required to do so. Each Underlying ETF represents a different asset class to which the Fund seeks to gain exposure.

U.S. Large Cap Equity

•

iShares Russell 1000 Index Fund: The iShares Russell 1000 Index Fund employs a “passive management”—or indexing—investment approach designed to track the performance of the Russell 1000® Index, a broadly diversified index predominantly made up of stocks of large U.S. companies. For more information about this Fund, including its prospectus and shareholder reports, go to www.us.ishares.com.

•

Vanguard Russell 1000 ETF: The Vanguard Russell 1000 ETF purchases stocks included in the Russell 1000® Index, which measures the performance of the large-cap segment of the U.S. equity universe. The Index is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the Russell 3000® Index. For more information about this Fund, including its prospectus and shareholder reports, go to www.vanguard.com.

International Equity

•

Vanguard MSCI EAFE ETF (formerly, Vanguard Europe Pacific ETF): The Vanguard MSCI EAFE ETF purchases stocks included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI® EAFE®) Index, which is made up of common stocks of companies located in countries in Europe, Australia, Asia, and the Far East. For more information about this Fund, including its prospectus and shareholder reports, go to www.vanguard.com.

CERTAIN OTHER INVESTMENTS. While the Fund intends to primarily invest in Underlying ETFs that hold equity securities, the Adviser may invest in Underlying ETFs that hold U.S. and foreign government debt and investment grade corporate bonds. The Fund also may, to a limited extent, invest its assets in securities which are not shares of an Underlying ETF, but which the Adviser believes will help the Fund stay fully invested and reduce transaction costs. For example, the Fund may invest in other types of exchange-traded products, such as Exchange Traded Notes (“ETNs”) and exchange-traded pooled investment vehicles that invest in commodities or currency. Money market instruments, including repurchase agreements, or funds that invest exclusively in money market instruments, including affiliated money market funds (subject to applicable limitations under the 1940 Act), convertible securities, variable rate demand notes, or commercial paper may be used by the Fund in seeking to meet its investment objective and in managing cash flows.

ADDITIONAL RISK INFORMATION

The following section provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the “Risk/Return Summary” section, along with additional risk information.

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The following section provides additional information regarding the types of principal and non-principal risks the Fund and Underlying ETFs are subject to. The Fund is exposed to the same risks as the Underlying ETFs in direct proportion to the allocation of its assets among the Underlying ETFs. Please refer to the Fund’s Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying ETFs and the investment practices employed by the individual Underlying ETFs.

The principal risks of investing in the Fund are those associated with:

Asset Allocation Risk

Neither the Fund nor the Adviser can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or the Adviser offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The Fund’s ability to achieve its investment goal depends upon the Adviser’s skill in determining the Fund’s asset class allocation and in selecting the best mix of Underlying ETFs. The value of your investment may decrease if the Adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying ETF is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly though its investments in the Underlying ETFs, to asset classes, countries or regions, or industries or groups of industries that underperform.

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Market Trading Risks

The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to NAV.

Potentially Limited Number of Underlying ETFs

From time to time, the Fund may have a significant investment in a single Underlying ETF or a small number of Underlying ETFs. To the extent that the Fund is invested in this way, it is subject to the risk that poor performance of one or more of these Underlying ETFs could have a greater impact on the Fund than if the Fund invested in a broader range of ETFs. There is no limit to the amount the Fund may invest in an Underlying ETF.

Costs of Investing in Underlying ETFs Risks

When a Fund invests in Underlying ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETFs’ expenses (including operating costs and management fees). Consequently, an investment in the Fund entails additional expenses than a direct investment in the Underlying ETF.

Investing in Underlying ETFs Risk

The assets of the Fund are invested primarily in shares of the Underlying ETFs, and the investment performance of the Fund is directly related to the investment performance of the Underlying ETFs in which it invests. The Fund is exposed to the same risks as the Underlying ETFs. Generally it is expected that the Fund will be exposed to the risks of each Underlying ETF in proportion to the Fund’s holdings of such Underlying ETF.

The Fund is exposed to the same risks as the Underlying ETFs in direct proportion to the allocation of its assets among the Underlying ETFs. The following are the risks associated with investing in the Underlying ETFs which are also risks of investing in the Fund as a result of its investment in the Underlying ETFs:

UNDERLYING ETF PRINCIPAL RISKS

Tracking Error

Imperfect correlation between an Underlying ETF’s portfolio securities and those in its index, changes to the index and regulatory requirements may cause tracking error, the divergence of the Underlying ETF’s performance from that of its index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a Underlying ETF incurs fees and expenses while its index does not. The bankruptcy of a constituent company of an index can also result in loss and tracking error. RIMCo expects that, over time, each Underlying ETF’s tracking error will not exceed 5%.

Equity Securities

The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Underlying ETFs that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.

•	Common Stocks

The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks.

•	Securities of Small Capitalization Companies

Investments in securities of small capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller

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companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of an Underlying ETF’s portfolio.

Non-U.S. Securities

An Underlying ETF’s return and NAV may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of an Underlying ETF’s foreign assets. Non-U.S. laws and accounting standards in some cases may not be as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets and taxes and transaction costs may be higher. Additionally, international markets may experience delays and disruptions in securities settlement procedures for an Underlying ETF’s portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

•	Non-U.S. Equity Securities

Non-U.S. equity securities are subject to all of the risks of equity securities generally but can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally may not be subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

•	Emerging Markets Equity Securities

Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Underlying ETFs. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for an Underlying ETF’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, an Underlying ETF may be unable to achieve its desired level of exposure to a certain sector. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. To the extent that an Underlying ETF’s principal investment strategies involve foreign (non-U.S.) securities or securities with substantial market and/or credit risk, an Underlying ETF will tend to have the greatest exposure to liquidity risk.

Non-Diversification Risk

A non-diversified fund is subject to additional risk. To the extent an Underlying ETF invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Underlying ETF’s performance will be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence, than it would be if the Underlying ETF were a diversified Underlying ETF.

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Currency Risk

Underlying ETF investments may be denominated in non-U.S. currencies, or provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Fund’s shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which an Underlying ETF invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in an Underlying ETF’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Exposure to currencies and currency exchange rates may be obtained through investments in Underlying ETFs that are not registered under the 1940 Act and therefore, not subject to the regulatory scheme and investor protections of the 1940 Act.

Depositary Receipts

Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a publicly-listed foreign company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing an Underlying Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt.

Risk Factor Exposure Management

There is no guarantee that RIMCo will effectively assess the Fund's portfolio risk and it is possible that its judgments regarding the Fund's risk profile may prove incorrect. In addition, actions taken for risk management purposes may be ineffective and/or cause the Fund to underperform other funds with similar investment objectives and investment strategies in the short- and/or long-term. The Fund may also experience relative underperformance if the market rewards certain factor exposures for a period of time and not others. Proprietary and third party quantitative models are generally backward-looking or use historical data to generate forecasts for the future which could result in an incorrect assessment of the level of risk in the Fund's portfolio or an incorrect or ineffective adjustment to the Fund's portfolio characteristics. The models may also be flawed and may cause the Fund to underperform other funds with similar objectives and strategies.

ADDITIONAL RISKS

Fixed Income Securities

Fixed income securities generally are subject to the following risks: (i) Interest rate risk which is the risk that prices of fixed income securities generally rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed income securities fall. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration; (ii) Market risk which is the risk that the value of fixed income securities fluctuates in response to general market and economic

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conditions; (iii) Company Risk which is the risk that the value of fixed income securities fluctuates in response to the fortunes of individual companies; (iv) Credit and default risk which is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk which are often reflected in credit ratings. Fixed income securities may be downgraded in credit rating or go into default. While all fixed income securities are subject to credit risk, lower-rated bonds and bonds with longer final maturities generally have higher credit risks and higher risk of default; (v) Inflation risk which is the risk that the present value of a security will be less in the future if inflation decreases the value of money.

•	Government Issued or Guaranteed Securities, U.S. Government Securities

Bonds guaranteed by a government are subject to the same risks as other fixed income securities, including inflation risk and price depreciation risk. Bonds issued by the U.S. government are also subject to default risk. No assurance can be given that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it is not obligated to do so by law. Accordingly, bonds issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest.

Risks of Secondary Listings

The Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. An active trading market may not exist for Fund shares, and although Fund shares are listed on a national securities exchange, it is possible that an active trading market may not be maintained. Additionally, the Fund’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Because Fund shares trade at market prices, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Halting of Trades

Trading of Fund shares on an exchange may be halted whenever trading in equity securities generally is halted by the activation of marketwide “circuit breakers” (a rule that requires a halt in trading for a specific period of time when market prices decline by a specified percentage during the course of a trading day). Trading of Fund shares may also be halted if (1) the shares are delisted from the listing exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

Fluctuation of Net Asset Value

The NAV of the shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the exchange. It cannot be predicted whether shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of an index trading individually or in the aggregate at any point in time. The market prices of shares may deviate significantly from the NAV of the shares during periods of market volatility. However, given that shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), RIMCo believes that large discounts or premiums to the NAV of shares should not be sustained. While the creation/redemption feature is designed to make it likely that shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses.

Costs of Buying or Selling Shares

Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a

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significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Long-Term Viability Risk

The Fund is a relatively new fund and may have low assets under management which may result in additional risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be requried to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

Money Market Fund Investments

Although money market funds generally seek to preserve the value of their shares at $1.00 per share, it is possible that the Fund could lose money by investing in a money market fund. Investments in money market funds have traditionally not been and currently are not federally insured.

Money Market Securities and Commercial Paper

Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.

Repurchase Agreements

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Underlying ETF are not within its control and therefore the realization by the Underlying ETF on such collateral may be automatically stayed. Finally, it is possible that the Underlying ETF may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (“Securities Act”), may occur.

Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers, who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus or

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summary prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act.

Portfolio Turnover

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in trading of Underlying ETFs to achieve its investment objective, including, without limitation, to reflect changes in the Fund’s asset allocation. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible. The Fund’s portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

Operational Risk

Investing in funds can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Market Volatility

Financial markets have recently exhibited substantial instability and volatility. Volatile financial markets can expose an Underlying ETF to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying ETF. The Fund has established procedures to value instruments for which market prices may not be readily available. The Adviser will monitor developments in financial markets and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Government Intervention in and Regulation of Financial Markets

Recent instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The effects of such action are not yet fully known. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take additional actions that affect the regulation of the instruments in which the Fund and Underlying ETFs invest, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation may also change the way in which the Fund and Underlying ETFs are regulated. Such legislation or regulation could limit or preclude the Fund’s and Underlying ETFs’ ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s and Underlying ETFs’ portfolio holdings.

The Fund’s shares may be traded on multiple U.S. stock exchanges including where the Fund’s primary listing is maintained. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. An active trading market may not exist for Fund shares, and although Fund shares are listed on a national securities exchange, it is possible that an active trading market may not be maintained. Because Fund shares trade at market prices, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

MANAGEMENT OF THE FUND

The Fund’s investment adviser is, RIMCo, 1301 Second Avenue, 18th Floor, Seattle, Washington 98101. RIMCo, a wholly-owned subsidiary of Frank Russell Company (“Russell”), was established in 1982 to serve as the investment management arm of Russell. Russell was founded in 1936 and has been providing comprehensive asset management

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consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

The Fund’s administrator is Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo.

Russell is also the creator of the Russell Global Indexes. From time to time, the Adviser may select for the Fund’s portfolio an Underlying ETF that seeks to track a Russell Global Index. Russell receives compensation from such an Underlying ETF in the form of an index licensing fee that may increase with an increase in the Underlying ETF’s assets under management. Because Russell receives additional compensation when the Fund invests in an Underlying ETF that seeks to track a Russell Global Index, the Adviser may be deemed to have a conflict of interest when selecting such Underlying ETFs for the Fund’s portfolio. To address this potential conflict of interest, the Adviser does not consider any additional compensation that Russell or any other affiliate might receive in connection with the Fund’s investment in certain Underlying ETFs.

RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund.

RIMCo’s employee who has primary responsibility for the management of the Fund (the “RIMCo Manager”) is:

•

Brian Meath, Portfolio Manager since 2010. From 2004 to 2007, Mr. Meath was the Founder & President of OTA Asset Management. From 2007 to 2010, he was Founder of Cause Investments. Mr. Meath has primary responsibility for the management of the Russell Global Opportunity ETF and the Russell Inflation ETF.

Please see the Fund’s Statement of Additional Information for additional information about the RIMCo Manager’s compensation, other accounts managed by the RIMCo Manager and the RIMCo Manager’s ownership of securities in the Fund.

Prior to February 23, 2011, U.S. One, Inc. served as investment adviser to the Fund. For the services U.S. One, Inc. provided to the Fund prior to that date, it received a fee, which was calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets. U.S. One, Inc. paid all expenses of the Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

The Fund’s shareholders approved RIMCo as the Fund’s new investment adviser on February 18, 2011. RIMCo became the Fund’s investment adviser on February 23, 2011. For the services it provides to the Fund, RIMCo receives a fee, which is calculated daily and paid monthly, at an aggregate annual rate of 0.35% of the Fund’s average daily net assets. RIMCo pays all expenses of the Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

A discussion regarding the basis for approval by the Board of Trustees (“Board”) of the management contract between RIMCo and the Fund is available in the Fund’s Semi-Annual Report to Shareholders covering the period ended June 30, 2011.

ADDITIONAL PURCHASE AND SALE OF FUND SHARES INFORMATION

Creations and Redemptions. Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each “creator” or “Authorized Participant” enters into an authorized participant agreement with the Fund’s distributor, subject to acceptance by a Fund’s transfer agent. Only an Authorized Participant may create or redeem shares of the Fund directly with the Fund. A creation transaction, which is subject to acceptance by the Fund’s Distributor, generally takes place when an Authorized Participant submits an order in “proper form” and deposits into the Fund a portfolio of securities approximating the holdings of the Fund in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of the Fund, but, in certain cases, an Authorized Participant may deposit cash in lieu of certain securities in that portfolio.

Similarly, shares can be redeemed only in Creation Units, generally in-kind, for a portfolio of securities held by the Fund (“Fund Securities”) and, in certain cases, a redemption may contain cash in lieu of certain securities of that portfolio. Except when aggregated in Creation Units, shares are not redeemable by the Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

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A creation or redemption order is considered to be in “proper form” if all procedures set forth in the participant agreement, order form and SAI are properly followed. For an order to be in “proper form,” the order will need to be submitted by an authorized person of an Authorized Participant and include all required information prior to the designated cut-off time (e.g., identifying information of the Authorized Participant and authorized person, Fund(s) that the order relates to, type of order, number of units being created or redeemed and PIN number, signature and/or other means of identification of the authorized person).

The Fund intends to comply with the U.S. federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, under the authorized participant agreement, Authorized Participants will neither deliver portfolio securities to the Fund, nor be able to receive Fund Securities that are “restricted securities” as such term is used in Rule 144(a)(3)(i) promulgated under the 1933 Act.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a Depository Trust Company (“DTC”) participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders as well as the estimated costs of Creation Units) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

The Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. If you buy or sell Shares in the secondary market, you will pay the secondary market price for Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of the Fund’s Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s NAV, which is calculated at the end of each business day. The Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily NAV of the Shares. The trading prices of the Fund’s Shares may deviate significantly from its NAV during periods of market volatility. Given, however, that Shares can be issued and redeemed daily in Creation Units, RIMCo believes that large discounts and premiums to NAV should not be sustained for very long. Information showing the number of days the market price of the Fund’s Shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at http://www.russelletfs.com.

Every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to the Fund will be disseminated. The IOPV calculations are estimates of the value of the Fund’s NAV per Share using current market prices converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities’ local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the NAV per Share of the Fund, which is calculated only once a day. Neither the Fund, nor RIMCo or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

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The Fund does not impose any restrictions on the frequency of purchases and redemptions; however, the Fund reserves the right to reject or limit purchases at any time. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of the Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Fund Shares are issued and redeemed only in large quantities of Shares known as Creation Units available only from the Fund directly, and that most trading in the Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by shareholders would result in negative impact to the Fund or its shareholders.

Transaction Fees. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge (up to the maximum amount shown below) to compensate for brokerage and market impact expenses. The standard and maximum additional creation and redemption transaction fees are set forth below.

The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. RIMCo may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee is the same regardless of the number of Creation Units redeemed on the same day. Creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) are also subject to an additional variable charge up to the maximum amount shown in the table below. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund and redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services.

Additionally, brokerage and other costs will be associated with the aggregation of sufficient Fund Shares to redeem the Fund Shares in a Creation Unit.

The following table also shows, as of the date of this Prospectus, the approximate value of one Creation Unit, including standard and maximum additional creation and redemption transaction fees:

	Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/Redemption Transaction Fee	Maximum Additional Variable Charge for Creations*	Maximum Additional Variable Charge for Redemptions*
Russell Equity ETF	$1,250,000	50,000	$500	5%	2%

*	As a percentage of the amount invested

Investments by Registered Investment Companies

As referenced above, Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. These restrictions are discussed in greater detail in the section “Investment Companies” in the Fund’s SAI.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Unlike frequent trading of the shares of traditional open-end mutual funds (i.e., not exchange-traded), frequent trading of shares of the Fund does not disrupt portfolio management, increase the Fund’s trading costs, lead to realization of capital gains, or otherwise harm Fund shareholders because these trades do not involve the Fund directly. Certain institutional investors are authorized to purchase and redeem the Fund’s shares directly with the Fund. Because these trades are effected primarily in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects noted above that may result from frequent cash trades. Moreover, the Fund imposes transaction fees on in-kind purchases and redemptions of shares to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole when acquiring Creation Units, reflecting the fact that the Fund’s trading costs increase in those circumstances. For these reasons, the Fund’s Board has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market timing in shares of the Fund.

17

DISTRIBUTION

ALPS Distributors, Inc. (the “Distributor”) is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Distributor is the “principal underwriter” for the Trust in connection with the issuance of Creation Units of the Fund. Pursuant to a written agreement Russell Financial Services, Inc. (“RFS”) provides to the Distributor marketing services related to the Funds. RFS does not receive compensation for services provided to the Distributor.

All orders to purchase Creation Units for the Fund must be placed with the Distributor by or through an Authorized Participant and it is the responsibility of the Distributor to transmit such orders to the Fund. The Distributor furnishes to those placing such orders confirmation that the orders have been accepted, but the Distributor may reject any order that is not submitted in proper form.

The Distributor is also responsible for delivering the Prospectus to those persons creating Creation Units and for maintaining records of both the orders placed with it and the confirmations of acceptance furnished by it. In addition, the Distributor will maintain a record of the instructions given to the Fund to implement the delivery of Creation Units.

The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

In addition, RIMCo may make payments to the Distributor, broker-dealers, banks or other financial intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Fund available to their customers. Such payments, which may be significant to the intermediary, are not made by the Fund. Rather, such payments are made by RIMCo from its own resources, which come directly or indirectly in part from fees paid by Russell ETFs. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Fund over another investment. More information regarding these payments is contained in the Fund’s SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from RIMCo or its affiliates.

DIVIDENDS AND DISTRIBUTIONS

As a Fund shareholder, you are entitled to your share of the Fund’s income and net realized gains on its investments. The Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

The Fund typically earns income in the form of dividends from securities, interest from debt securities and, if any, securities lending income. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as “income dividend distributions.” The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions.”

Income in the form of dividend distributions, if any, are generally distributed to shareholders quarterly, but may vary significantly from quarter to quarter. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code (the “Code”).

Distributions in cash may be reinvested in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Dividends which are reinvested will nevertheless be taxable to the same extent as if such dividends had not been reinvested.

HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

The net asset value of the Fund is calculated on each business day on which the New York Stock Exchange (NYSE) is open for regular trading. The Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

18

The net asset value of the Fund is computed by dividing the current value of the Fund’s assets (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent.

Transactions in Shares on the secondary market are conducted at market price, which may be higher or lower than net asset value. Creation Unit transactions directly with the Fund will be priced at the net asset value next determined after receipt of the order in proper form.

Valuation of Portfolio Holdings

The Fund values portfolio securities according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to Russell Fund Services Company. However, the Board retains oversight over the valuation process. Money market fund securities are priced using the amortized cost method of valuation unless the Board determines that amortized cost does not represent market value of short-term debt obligations. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price the Fund would receive if it sold the instrument. Investments in other mutual funds are valued at their net asset value per share, calculated at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The circumstances under which these companies will use fair value pricing and the effects of using fair value pricing can be found in the other mutual funds’ prospectuses.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or brokers (when permitted by the market value procedures).

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by its index, which, in turn, could result in a difference between such Fund’s performance and the performance of its index.

This policy is intended to assure that the Funds’ net asset value fairly reflects security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of the net asset values for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing. Examples of events that could trigger fair value pricing of one or more securities are: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

Because foreign securities can trade on non U.S. business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

PORTFOLIO DISCLOSURE

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

19

ADDITIONAL TAX INFORMATION

Tax Information

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Fund

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Tax Status of Distributions

•	The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.
•

The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

•

Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

•	Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.
•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.
•

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

•

Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year (e.g., the sale of an Underlying ETF) or from any long-term capital gains distributions received from the Underlying ETFs.

•	Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.
•	The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.
•

If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

Non-U.S. Investors

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for the Fund’s taxable year beginning before December 31, 2011 (or a later date if extended by the U.S. Congress), U.S. source interest related dividends and short-term capital gain dividends generally will not be subject to U.S. withholding taxes. Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Internal Revenue Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year.

20

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

Investment in Foreign Securities

The Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities which may reduce the return on such investments. Additional information regarding the Fund’s investment in foreign securities can be found in the SAI.

Backup Withholding

The Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

GENERAL INFORMATION

The Trust was organized as a Delaware statutory trust on July 27, 2009. If shareholders of the Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust’s form of organization.

For purposes of the 1940 Act, Shares of the Trust are issued by the respective Funds and the acquisition of Shares by investment companies and companies relying on Sections 3(c)(1) and 3(c)(7) of the 1940 Act is subject to the restrictions of section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order of the SEC. The Trust has received exemptive relief from Section 12(d)(1) to allow registered investment companies to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions as set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Dechert LLP serves as counsel to the Trust, including the Funds.

PricewaterhouseCoopers, LLP serves as the independent registered public accounting firm and will audit the Funds’ financial statements annually.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.russelletfs.com.

Total Return Information

The table below presents information about the total returns of the Fund as of the calendar year ended December 31, 2011.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

The Fund’s NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price of the Fund. Market price is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed, as of the time that the Fund’s NAV is

21

calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the market price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the following tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Average Annual Total Returns
	Net Asset Value	Market Value	Russell Developed Large Cap Index*	S&P 500 Index*
1 Year ended December 31, 2011	(6.32)%	(6.41)%	(5.69)%	2.11%

Cumulative Total Returns
	Net Asset Value	Market Value	Russell Developed Large Cap Index*	S&P 500 Index*
1 Year ended December 31, 2011	(6.32)%	(6.41)%	(5.69)%	2.11%

*	Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. Effective November 1, 2011, RIMCo changed the Fund’s primary benchmark from the S&P 500 Index to the Russell Developed Large Cap Index. RIMCo believes that the Russell Developed Large Cap Index is a more appropriate benchmark for the Fund.

Frequency Distribution of Discounts and Premiums

The chart below presents information about differences between the per share NAV of the Fund and the market trading price of shares of the Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

The chart presents information about the size and frequency of premiums or discounts. Each line in the chart shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented in the chart represents past performance and cannot be used to predict future results.

Russell Equity ETF

Period Covered: January 1, 2011 through December 31, 2011.

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.20% and Less than 1.0%	6	1.64%
Greater than 0.05% and Less than 0.20%	41	11.23%
Between 0.05% and (0.05)%	225	61.64%
Less than (0.05)% and Greater than (0.20)%	67	18.36%
Less than (0.20)% and Greater than (1.0)%	26	7.12%

Period Covered: January 1, 2012 through March 31, 2012 (Unaudited).

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.20% and Less than 1.0%	0	0.00%
Greater than 0.05% and Less than 0.20%	1	1.10%
Between 0.05% and (0.05)%	9	9.89%
Less than (0.05)% and Greater than (0.20)%	22	24.18%
Less than (0.20)% and Greater than (1.0)%	59	64.83%

22

Period Covered: April 1, 2012 through June 30, 2012 (Unaudited).

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.20% and Less than 1.0%	0	0.00%
Greater than 0.05% and Less than 0.20%	49	53.84%
Between 0.05% and (0.05)%	38	41.76%
Less than (0.05% and Greater than (0.20)%	4	4.40%
Less than (0.20% and Greater than (1.0)%	0	0.00%

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years, or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information subsequent to January 1, 2011 has been audited by PricewaterhouseCoopers LLP, the Fund’s independent registered accounting firm, whose report is included in the Fund’s March 31, 2012 Annual Report. Information on or prior to December 31, 2010 was audited by BBD, LLP, an independent registered accounting firm, whose report is included in the Fund’s December 31, 2010 Annual Report. These Annual Reports are available upon request. The financial highlights table covers the period from December 31, 2011 to March 31, 2012 and is in addition to the financial highlights included in the Russell Equity ETF’s annual report dated December 31, 2011. This additional financial highlights data is a result of a change to the fiscal year end for the Russell Equity ETF. Going forward, the Fund will have a fiscal year ending March 31 rather than December 31.

For a Share Outstanding Throughout Each Period:

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss) (b)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Return of Capital
Russell Equity ETF
March 31, 2012 (2)	25.45	.03	(a)	3.10	3.13	(.04)	—
December 31, 2011	27.80	.36	(a)	(2.13)	(1.77)	(.53)	(.05)
December 31, 2010 (1)	25.00	.35		2.81	3.16	(.36)	—

	$ Total Distributions	$ Net Asset Value, End of Period	% Total Return (c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross (e)(f)	% Ratio of Expenses to Average Net Assets, Net (e)(f)		% Ratio of Net Investment Income to Average Net Assets		% Portfolio Turnover Rate (c)(g)
Russell Equity ETF
March 31, 2012 (2)	(.04)	28.54	12.21	5,708	.58	.35	(d)	.48	(e)(d)	—	*
December 31, 2011	(.58)	25.45	(6.32)	5,090	.65	.35	(d)	1.29	(d)	6
December 31, 2010 (1)	(.36)	27.80	12.62	9,839	.57	.53		3.57	(e)	—

(1)	For the period May 11, 2010 (commencement of operations) to December 31, 2010.
(2)	For the period January 1, 2012 to March 31, 2012.
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Fund in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	May reflect amounts waived and/or reimbursed by RIMCo (“Russell Investment Management Company”).
(e)	Periods less than one year are annualized.
(f)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
*	Less than .5%.

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For more information about the Fund, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Fund’s investments will be available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund.

The annual and semi-annual reports for the Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report or the Fund’s SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Fund at:

Russell Exchange Traded Funds Trust

1301 Second Avenue

18th Floor

Seattle, WA 98101

Telephone: 1-888-775-3837

The Fund’s SAI and annual and semiannual reports to shareholders are available, free of charge, on the Fund’s Web site at www.russelletfs.com.

Each year you are automatically sent an updated prospectus and annual and semiannual reports for the Fund. You may also occasionally receive notifications of Prospectus changes and proxy statements for the Fund. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Fund’s Prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

You can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.

Distributor: ALPS Distributors, Inc.

Investment Company Act File No.: 811-22320

80-47-004

Prospectus July 27, 2012

Russell Factor ETFs

Fund	Ticker	Principal U.S. Listing Exchange
Russell 1000 Low Beta ETF	LBTA	NYSE Arca, Inc.
Russell 1000 High Beta ETF	HBTA	NYSE Arca, Inc.
Russell 1000 Low Volatility ETF	LVOL	NYSE Arca, Inc.
Russell 1000 High Volatility ETF	HVOL	NYSE Arca, Inc.
Russell 1000 High Momentum ETF	HMTM	NYSE Arca, Inc.
Russell 2000 Low Beta ETF	SLBT	NYSE Arca, Inc.
Russell 2000 High Beta ETF	SHBT	NYSE Arca, Inc.
Russell 2000 Low Volatility ETF	SLVY	NYSE Arca, Inc.
Russell 2000 High Volatility ETF	SHVY	NYSE Arca, Inc.
Russell 2000 High Momentum ETF	SHMO	NYSE Arca, Inc.
Russell Developed ex-U.S. Low Beta ETF	XLBT	NYSE Arca, Inc.
Russell Developed ex-U.S. Low Volatility ETF	XLVO	NYSE Arca, Inc.
Russell Developed ex-U.S. High Momentum ETF	XHMO	NYSE Arca, Inc.
The Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.	1301 Second Avenue Seattle, Washington 98101 888-775-3837

Risk/Return Summary

Russell 1000 Low Beta ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Beta Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.49%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.49%
Less Fee Waivers and Expense Reimbursements***	(0.29)%
Net Annual Fund Operating Expenses	0.20%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.29% of its 0.49% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$20
3 Years	$131
5 Years	$319
10 Years	$864

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when

1

Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Beta Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to equity securities that have low predicted beta. Beta is a measure of the sensitivity of a security’s price to a change in the broad market price level, as represented by the Russell 1000® Index (“Parent Index”). Low beta securities are considered to have a lower risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio.

To construct the Index, the Index starts with the Parent Index and selects securities to deliver focused exposure to low beta securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 200 securities and is reconstituted monthly to maintain its focus on low beta securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

2

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Beta Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, lower beta stocks are seen as having a lower risk profile than the overall market.  However, a portfolio comprised of low beta stocks may not produce investment exposure that is less sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

3

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 53.
  Taxes, please see Taxes on page 53.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 53.
4

Russell 1000 High Beta ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Beta Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.49%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.49%
Less Fee Waivers and Expense Reimbursements***	(0.29)%
Net Annual Fund Operating Expenses	0.20%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.29% of its 0.49% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$20
3 Years	$132
5 Years	$323
10 Years	$874

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 122% of the average value of its portfolio.

5

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Beta Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to equity securities that have high predicted beta. Beta is a measure of the sensitivity of a security’s price to a change in the broad market price level, as represented by the Russell 1000® Index (“Parent Index”). High beta securities are considered to have a higher risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio.

To construct the Index, the Index starts with the Parent Index and selects securities to deliver focused exposure to high beta securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 200 securities and is reconstituted monthly to maintain its focus on high beta securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

6

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Beta Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, higher beta stocks are seen as having a higher risk profile than the overall market.  However, a portfolio comprised of high beta stocks may not produce investment exposure that is more sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

7

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 53.
  Taxes, please see Taxes on page 53.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 53.
8

Russell 1000 Low Volatility ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Volatility Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.49%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.49%
Less Fee Waivers and Expense Reimbursements***	(0.29)%
Net Annual Fund Operating Expenses	0.20%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.29% of its 0.49% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$20
3 Years	$128
5 Years	$312
10 Years	$844

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

9

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to equity securities with low volatility. Volatility is a measure of a security’s variability in total returns based on its historic behavior. Low volatility securities are considered to have a lower return variability than the overall market and can be used by investors to adjust volatility exposure in a portfolio.

To construct the Index, the Index starts with the Russell 1000® Index and selects securities to deliver focused exposure to low volatility securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 200 securities and is reconstituted monthly to maintain its focus on low volatility securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

10

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets.  However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

11

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 53.
  Taxes, please see Taxes on page 53.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 53.
12

Russell 1000 High Volatility ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Volatility Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.49%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.49%
Less Fee Waivers and Expense Reimbursements***	(0.29)%
Net Annual Fund Operating Expenses	0.20%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.29% of its 0.49% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$20
3 Years	$135
5 Years	$333
10 Years	$905

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

13

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to equity securities with high volatility. Volatility is a measure of a security’s variability in total returns based on its historic behavior. High volatility securities are considered to have a higher return variability than the overall market and can be used by investors to adjust volatility exposure in a portfolio.

To construct the Index, the Index starts with the Russell 1000® Index and selects securities to deliver focused exposure to high volatility securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 200 securities and is reconstituted monthly to maintain its focus on high volatility securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

14

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, high volatility stocks are seen as having a higher risk profile than the overall markets.  However, a portfolio comprised of high volatility stocks may not produce investment exposure that has higher variability to changes in such stocks’ price levels.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

15

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 53.
  Taxes, please see Taxes on page 53.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 53.
16

Russell 1000 High Momentum ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Momentum Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.49%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.49%
Less Fee Waivers and Expense Reimbursements***	(0.29)%
Net Annual Fund Operating Expenses	0.20%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.29% of its 0.49% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$20
3 Years	$134
5 Years	$329
10 Years	$895

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

17

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Momentum Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to equity securities with high momentum. Momentum is a measure of a security’s past price performance as measured by cumulative return. High momentum securities can be used to adjust momentum exposure in a portfolio.

To construct the Index, the Index starts with the Russell 1000® Index and selects securities to deliver focused exposure to high momentum securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 200 securities and is reconstituted monthly to maintain its focus on high momentum securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

18

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Momentum Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Momentum is a measure of a stock’s past price performance relative to other stocks as measured by cumulative return over a specified prior period. Positive momentum stocks have performed well in the past and may, although subject to the same risks of common stocks, be more volatile than the overall market and may experience periods of relative underperformance. Additionally, a portfolio comprised of high momentum stocks may not produce investment exposure consistent with prior performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

19

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 53.
  Taxes, please see Taxes on page 53.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 53.
20

Russell 2000 Low Beta ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Beta Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.69%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.69%
Less Fee Waivers and Expense Reimbursements***	(0.39)%
Net Annual Fund Operating Expenses	0.30%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.39% of its 0.69% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$180
5 Years	$429
10 Years	$1,142

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

21

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Beta Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to equity securities that have low predicted beta. Beta is a measure of the sensitivity of a security’s price to a change in the broad market price level, as represented by the Russell 2000® Index (“Parent Index”). Low beta securities are considered to have a lower risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio.

To construct the Index, the Index starts with the Parent Index and selects securities to deliver focused exposure to low beta securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on low beta securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

22

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Beta Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, lower beta
23

  stocks are seen as having a lower risk profile than the overall market.  However, a portfolio comprised of low beta stocks may not produce investment exposure that is less sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 53.
  Taxes, please see Taxes on page 53.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 53.
24

Russell 2000 High Beta ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Beta Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.69%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.69%
Less Fee Waivers and Expense Reimbursements***	(0.39)%
Net Annual Fund Operating Expenses	0.30%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.39% of its 0.69% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$180
5 Years	$429
10 Years	$1,142

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 126% of the average value of its portfolio.

25

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Beta Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to equity securities that have high predicted beta. Beta is a measure of the sensitivity of a security’s price to a change in the broad market price level, as represented by the Russell 2000® Index (“Parent Index”). High beta securities are considered to have a higher risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio.

To construct the Index, the Index starts with the Parent Index and selects securities to deliver focused exposure to high beta securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on high beta securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

26

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Beta Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, higher beta
27

  stocks are seen as having a higher risk profile than the overall market.  However, a portfolio comprised of high beta stocks may not produce investment exposure that is more sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 53.
  Taxes, please see Taxes on page 53.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 53.
28

Russell 2000 Low Volatility ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Volatility Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.69%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.69%
Less Fee Waivers and Expense Reimbursements***	(0.39)%
Net Annual Fund Operating Expenses	0.30%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.39% of its 0.69% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$180
5 Years	$429
10 Years	$1,142

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.

29

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to equity securities with low volatility. Volatility is a measure of a security’s variability in total returns based on its historic behavior. Low volatility securities are considered to have a lower return variability than the overall market and can be used by investors to adjust volatility exposure in a portfolio.

To construct the Index, the Index starts with the Russell 2000® Index and selects securities to deliver focused exposure to low volatility securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on low volatility securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

30

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based
31

  on its historical behavior over the last sixty days. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets.  However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 53.
  Taxes, please see Taxes on page 53.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 53.
32

Russell 2000 High Volatility ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Volatility Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.69%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.69%
Less Fee Waivers and Expense Reimbursements***	(0.39)%
Net Annual Fund Operating Expenses	0.30%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.39% of its 0.69% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$176
5 Years	$415
10 Years	$1,103

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

33

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to equity securities with high volatility. Volatility is a measure of a security’s variability in total returns based on its historic behavior. High volatility securities are considered to have a higher return variability than the overall market and can be used by investors to adjust volatility exposure in a portfolio.

To construct the Index, the Index starts with the Russell 2000® Index and selects securities to deliver focused exposure to high volatility securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on high volatility securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

34

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based
35

  on its historical behavior over the last sixty days. Although subject to the risks of common stocks, high volatility stocks are seen as having a higher risk profile than the overall markets.  However, a portfolio comprised of high volatility stocks may not produce investment exposure that has higher variability to changes in such stocks’ price levels.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 53.
  Taxes, please see Taxes on page 53.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 53.
36

Russell 2000 High Momentum ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Momentum Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.69%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.69%
Less Fee Waivers and Expense Reimbursements***	(0.39)%
Net Annual Fund Operating Expenses	0.30%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.39% of its 0.69% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$177
5 Years	$419
10 Years	$1,113

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

37

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Momentum Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to equity securities with high momentum. Momentum is a measure of a security’s past price performance as measured by cumulative return. High momentum securities can be used to adjust momentum exposure in a portfolio.

To construct the Index, the Index starts with the Russell 2000® Index and selects securities to deliver focused exposure to high momentum securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on high momentum securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

38

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Momentum Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Momentum is a measure of a stock’s past price performance relative to other stocks as measured by cumulative return over a specified prior period. Positive momentum stocks have
39

  performed well in the past and may, although subject to the same risks of common stocks, be more volatile than the overall market and may experience periods of relative underperformance. Additionally, a portfolio comprised of high momentum stocks may not produce investment exposure consistent with prior performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 53.
  Taxes, please see Taxes on page 53.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 53.
40

Russell Developed ex-U.S. Low Beta ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap Low Beta Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.59%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.59%
Less Fee Waivers and Expense Reimbursements***	(0.34)%
Net Annual Fund Operating Expenses	0.25%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.34% of its 0.59% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$26
3 Years	$150

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period November 3, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

41

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap Low Beta Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index, which may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.

The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

The Index is designed to deliver exposure to equity securities that have low predicted beta. Beta is a measure of the sensitivity of a security’s price to a change in the broad market price level, as represented by the Russell Developed ex-U.S. Large Cap Index (“Parent Index”). Low beta securities are considered to have a lower risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio.

To construct the Index, the Index starts with the Parent Index and selects securities to deliver focused exposure to low beta securities, while controlling index turnover and minimizing exposure and non-target factors. All ex-U.S. factor indexes also neutralize country and currency effects. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on low beta securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as

42

mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to minimum lot size requirements, security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Non-U.S. Securities . Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
43

  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Beta Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, lower beta stocks are seen as having a lower risk profile than the overall market.  However, a portfolio comprised of low beta stocks may not produce investment exposure that is less sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 53.
  Taxes, please see Taxes on page 53.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 53.
44

Russell Developed ex-U.S. Low Volatility ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap Low Volatility Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.59%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.59%
Less Fee Waivers and Expense Reimbursements***	(0.34)%
Net Annual Fund Operating Expenses	0.25%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.34% of its 0.59% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$26
3 Years	$150

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period November 3, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

45

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap Low Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index, which may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.

The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

The Index is designed to deliver exposure to equity securities with low volatility. Volatility is a measure of a security’s variability in total returns based on its historic behavior. Low volatility securities are considered to have a lower return variability than the overall market and can be used by investors to adjust volatility exposure in a portfolio.

To construct the Index, the Index starts with the Russell Developed ex-U.S. Large Cap Index and selects securities to deliver focused exposure to low volatility securities, while controlling index turnover and minimizing exposure to non-target factors. All ex-U.S. factor indexes also neutralize country and currency effects. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on low volatility securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal

46

restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to minimum lot size requirements, security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Non-U.S. Securities . Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.
47

  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets.  However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 53.
  Taxes, please see Taxes on page 53.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 53.
48

Russell Developed ex-U.S. High Momentum ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap High Momentum Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.59%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.59%
Less Fee Waivers and Expense Reimbursements***	(0.34)%
Net Annual Fund Operating Expenses	0.25%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.34% of its 0.59% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$26
3 Years	$150

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period November 3, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

49

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap High Momentum Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index, which may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.

The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

The Index is designed to deliver exposure to equity securities with high momentum. Momentum is a measure of a security’s past price performance as measured by cumulative return. High momentum stocks can be used to adjust momentum exposure in a portfolio.

To construct the Index, the Index starts with the Russell Developed ex-U.S. Large Cap Index and selects securities to deliver focused exposure to high momentum securities, while controlling index turnover and minimizing exposure to non-target factors. All ex-U.S. factor indexes also neutralize country and currency effects. The Index contains no more than 400 stocks and is reconstituted monthly to maintain its focus on high momentum securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal

50

restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to minimum lot size requirements, security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Non-U.S. Securities . Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.
51

  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Momentum Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Momentum is a measure of a stock’s past price performance relative to other stocks as measured by cumulative return over a specified prior period. Positive momentum stocks have performed well in the past and may, although subject to the same risks of common stocks, be more volatile than the overall market and may experience periods of relative underperformance. Additionally, a portfolio comprised of high momentum stocks may not produce investment exposure consistent with prior performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 53.
  Taxes, please see Taxes on page 53.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 53.
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Additional Information

Purchase and Sale of Fund Shares

A Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) known as “Authorized Participants” only in large blocks of 100,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund’s benchmark index. An investor may incur brokerage costs in purchasing enough shares to constitute a Creation Unit.

Individual shares of a Fund may only be purchased and sold on a Fund’s principal U.S. listing exchange through your broker-dealer at market prices. Individual shares are not redeemable directly to a Fund. Because Fund shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price that is equal to NAV, greater than NAV (premium) or less than NAV (discount).

Please see the “Additional Purchase and Sale of Fund Shares Information” section in the Funds’ Prospectus for additional information.

Taxes

In general distributions from a Fund are taxable to you as either ordinary income or capital gains.

For more information about these and other tax matters relating to each Fund and its shareholders, please see the “Additional Tax Information” section in the Funds’ Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. For more information about payments to broker-dealers and other financial intermediaries please see “Other Considerations” in the Funds’ Prospectus.

53

Additional Information Regarding The Funds’ Principal Investment Strategies

GENERAL. Each Fund is an index-based exchange-traded fund (commonly referred to as an “ETF”). ETFs are funds that trade like other publicly-traded securities. Each Fund is designed to track the performance of an index. Similar to shares of an index mutual fund, each share of a Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of a Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

RIMCo seeks to track the performance of a Fund’s index as closely as possible (i.e., obtain a high degree of correlation with the index). A number of factors may affect a Fund’s ability to achieve a high correlation with its index, and there can be no guarantee that a Fund will achieve a high degree of correlation.

Each Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index. Each Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time a Fund invests its assets.

RIMCo utilizes a replication methodology. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its index in approximately the same proportions as in the index. The quantity of holdings in each Fund will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from each index. RIMCo may sell securities that are represented in an index, or purchase securities that are not yet represented in an index, in anticipation of their removal from or addition to an index. Further, RIMCo may choose to overweight securities in an index, purchase or sell securities not in an index, or utilize various combinations of other available techniques, in seeking to track an index.

CERTAIN OTHER INVESTMENTS. Each Fund may invest in money market instruments, including repurchase agreements, or funds that invest exclusively in money market instruments, including affiliated money market funds (subject to applicable limitations under the Investment Company Act of 1940, as amended (“1940 Act”)), convertible securities, variable rate demand notes, commercial paper, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular security or index), over-the-counter swaps and options, exchange-traded options and futures contracts. Swaps, options and futures contracts, convertible securities and structured notes may be used by a Fund in seeking performance that corresponds to its index and in managing cash flows.

54

ADDITIONAL RISK INFORMATION

An investment in the Funds, like any investment, has risks. The value of a Fund fluctuates and you could lose money. The following table lists the Funds and the types of principal and non-principal risks the Funds are subject to. Please refer to the discussion following the chart and the Funds’ Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

Fund	Principal Risks	Non-Principal Risks
Russell 1000 Low Beta ETF	• Passive Strategy/Index Risk • Tracking Error • Equity Securities • Market Trading Risk • Industry Concentration • Model Risk • Index Risk • Index Construction Risk • Beta Factor Risk
•  Market Volatility
•  Risks of Secondary Listing
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell 1000 High Beta ETF	• Passive Strategy/Index Risk • Tracking Error • Equity Securities • Market Trading Risk • Industry Concentration • Model Risk • Index Risk • Index Construction Risk • Beta Factor Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell 1000 Low Volatility ETF	• Passive Strategy/Index Risk • Tracking Error • Equity Securities • Market Trading Risk • Industry Concentration • Model Risk • Index Risk • Index Construction Risk • Volatility Factor Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
55

Fund	Principal Risks	Non-Principal Risks
Russell 1000 High Volatility ETF	• Passive Strategy/Index Risk • Tracking Error • Equity Securities • Market Trading Risk • Industry Concentration • Model Risk • Index Risk • Index Construction Risk • Volatility Factor Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell 1000 High Momentum ETF	• Passive Strategy/Index Risk • Tracking Error • Equity Securities • Market Trading Risk • Industry Concentration • Model Risk • Index Risk • Index Construction Risk • Momentum Factor Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell 2000 Low Beta ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Securities of Small Capitalization Companies
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Model Risk
•  Index Risk
•  Index Construction Risk
• Beta Factor Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
56

Fund	Principal Risks	Non-Principal Risks
Russell 2000 High Beta ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Securities of Small Capitalization Companies
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Model Risk
•  Index Risk
•  Index Construction Risk
• Beta Factor Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell 2000 Low Volatility ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Securities of Small Capitalization Companies
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Model Risk
•  Index Risk
•  Index Construction Risk
• Volatility Factor Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell 2000 High Volatility ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Securities of Small Capitalization Companies
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Model Risk
•  Index Risk
•  Index Construction Risk
• Volatility Factor Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
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Fund	Principal Risks	Non-Principal Risks
Russell 2000 High Momentum ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Securities of Small Capitalization Companies
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Model Risk
•  Index Risk
•  Index Construction Risk
• Momentum Factor Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell Developed ex-U.S. Low Beta ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Market Trading Risk
•  Industry Concentration
•  Non-U.S. Securities
•  Currency Risk
•  Forward Currency Contracts
•  Counterparty Risk
•  Depositary Receipts
•  Model Risk
•  Index Risk
•  Index Construction Risk
•  Beta Factor Risk
•  Government Intervention in and Regulation of Financial Markets
• Liquidity Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
• Portfolio Turnover
Russell Developed ex-U.S. Low Volatility ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Market Trading Risk
•  Industry Concentration
•  Non-U.S. Securities
•  Currency Risk
•  Forward Currency Contracts
•  Counterparty Risk
•  Depositary Receipts
•  Model Risk
•  Index Risk
•  Volatility Factor Risk
•  Index Construction Risk
•  Government Intervention in and Regulation of Financial Markets
• Liquidity Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
• Portfolio Turnover
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Fund	Principal Risks	Non-Principal Risks
Russell Developed ex-U.S. High Momentum ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Market Trading Risk
•  Industry Concentration
•  Non-U.S. Securities
•  Currency Risk
•  Forward Currency Contracts
•  Counterparty Risk
•  Depositary Receipts
•  Model Risk
•  Index Risk
•  Momentum Factor Risk
•  Index Construction Risk
•  Government Intervention in and Regulation of Financial Markets
• Liquidity Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
• Portfolio Turnover

In order to determine which risks are principal or non-principal risks for a Fund, please refer to the table above.

Passive Strategy/Index Risk

The Funds are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from actively managed funds, which typically seek to outperform a benchmark index. As a result, the Funds may hold constituent securities of the indexes regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Funds’ return to be lower or higher than if the Funds employed an active strategy.

Tracking Error

Imperfect correlation between a Fund’s portfolio securities and those in its index, changes to the index and regulatory requirements may cause tracking error, the divergence of the Fund’s performance from that of its index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a Fund incurs fees and expenses while its index does not. The bankruptcy of a constituent company of an index can also result in loss and tracking error. RIMCo expects that, over time, each Fund’s tracking error will not exceed 5%.

Equity Securities

The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Funds that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.

Securities of Small Capitalization Companies

Investments in securities of small capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks, because these companies generally have a limited track record. Smaller

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companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies and there may be increased trading and transaction costs associated with these securities. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

Securities of Medium Capitalization Companies

Investments in securities of medium capitalization companies are subject to the risks of common stocks. Investments in medium-sized companies may involve greater risks because these companies generally have a limited track record. Medium-sized companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies and there may be increased trading and transaction costs associated with these securities. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

Market Trading Risk

Although the shares of the Funds (“Shares”) are listed for trading on a Fund’s principal U.S. listing exchange (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all, on any stock exchange.

Industry Concentration Risk

Funds that concentrate their investments in a single industry carry a much greater risk of adverse developments in that industry than funds that invest in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.

Market Volatility

Financial markets have recently exhibited substantial instability and volatility. Volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. The Funds have established procedures to value instruments for which market prices may not be readily available. RIMCo will monitor developments in financial markets and seek to manage each Fund in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Non-U.S. Securities

A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund’s foreign assets. Non-U.S. laws and accounting standards in some cases may not be as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets and taxes and transaction costs may be higher. Additionally, non-U.S. markets may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

Currency Risk

Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate

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significantly over short periods of time due to market events, actions of governments or their central banks or political developments in the U.S. or abroad. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of a Fund. Securities held by a Fund which are denominated in U.S. dollars are still subject to currency risk.

Forward Currency Contracts

Certain money managers may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions to generate returns consistent with a Fund’s investment objectives and strategies. Forward foreign currency exchange transactions will be conducted on either a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

Counterparty

Counterparty risk is the risk that the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the delivery conditions of the contract or transaction. Counterparty risk is inherent in many transactions, including, but not limited to, transactions involving derivatives, repurchase agreements, securities lending, short sales, credit and liquidity enhancements and equity or commodity-linked notes.

Depositary Receipts

Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing a Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt. The Funds may invest in both sponsored and unsponsored depositary receipts, which are purchased through “sponsored” and “unsponsored” facilities, respectively. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without the participation of the issuer of the underlying security. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

Model Risk

The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.

Index Risk

The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristic between Index reconstitutions or tracking error between the Index and the target portfolio.

Beta Factor Risk

A market or fundamental influence which plays an important role in the expected return of an equity security is a “factor.” Factors can be defined as any perceived potential risk to a portfolio’s performance or as a common factor within the market that drives returns of equity securities. A significant factor, such as beta, may be used to enhance portfolio

61

returns through emphasis on particular factors or to hedge particular factor exposures. Although investments in factor securities are subject to the same risks of equity securities, such investments are also subject to the risk that a security may not exhibit the factor trait for which it was selected.

Beta is a measure of the sensitivity of an equity security’s price to a change in the broad market price level. High beta securities are seen as having a higher risk profile than low beta securities.

The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Volatility Factor Risk

A market or fundamental influence which plays an important role in the expected return of an equity security is a “factor.” Factors can be defined as any perceived potential risk to a portfolio’s performance or as a common factor within the market that drives returns of equity securities. A significant factor, such as volatility, may be used to enhance portfolio returns through emphasis on particular factors or to hedge particular factor exposures. Although investments in factor securities are subject to the same risks of equity securities, such investments are also subject to the risk that a security may not exhibit the factor trait for which it was selected.

Volatility is a measure of an equity security’s variability in total returns based on its historical behavior over the last sixty days. High volatility securities are seen as having a higher risk profile than low volatility securities.

The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Momentum Factor Risk

A market or fundamental influence which plays an important role in the expected return of an equity security is a “factor.” Factors can be defined as any perceived potential risk to a portfolio’s performance or as a common factor within the market that drives returns of equity securities. A significant factor, such as momentum, may be used to enhance portfolio returns through emphasis on particular factors or to hedge particular factor exposures. Although investments in factor securities are subject to the same risks of equity securities, such investments are also subject to the risk that a security may not exhibit the factor trait for which it was selected.

Momentum is a measure of an equity security’s past price performance relative to other securities as measured by cumulative return over a specified period of time. High momentum securities may be volatile and experience periods of relative under performance.

The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Index Construction Risk

An equity security included in the Index may not exhibit the factor trait for which it was selected.

Risks of Secondary Listings

The Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. An active trading market may not exist for Fund shares, and although Fund shares are listed on a national securities exchange, it is possible that an active trading market may not be maintained. Additionally, the Fund’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

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Halting of Trades

Trading of Fund shares on an exchange may be halted whenever trading in equity securities generally is halted by the activation of marketwide “circuit breakers” (a rule that requires a halt in trading for a specific period of time when market prices decline by a specified percentage during the course of a trading day). Trading of Fund shares may also be halted if (1) the shares are delisted from the listing exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

Fluctuation of Net Asset Value

The net asset value of the Shares will generally fluctuate with changes in the market value of a Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in a Fund’s net asset value and supply and demand of Shares on the Exchange. It cannot be predicted whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of an index trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the net asset value of the Shares during periods of market volatility. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), RIMCo believes that large discounts or premiums to the net asset value of Shares should not be sustained. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to a Fund’s net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund’s net asset value. If an investor purchases Shares at a time when the market price is at a premium to the net asset value of the Shares or sells at a time when the market price is at a discount to the net asset value of the Shares, then the investor may sustain losses.

Costs of Buying or Selling Shares

Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if a Fund’s Shares have more trading volume and market liquidity and higher if a Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Government Intervention in and Regulation of Financial Markets

Recent instability in the financial markets has led the governments across the globe to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The effects of such action are not yet fully known. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take additional actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation may also change the way in which a Fund is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings.

The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances. In the event of such a disturbance, issuers of securities held by a Fund may experience significant declines

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in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. It is not certain whether governments would intervene in response to future market disturbances and the effect of any such future intervention cannot be predicted.

Money Market Fund Investments

Although money market funds generally seek to preserve the value of their shares at $1.00 per share, it is possible that a Fund could lose money by investing in a money market fund. Investments in money market funds have traditionally not been and currently are not federally insured.

Money Market Securities (including commercial paper)

Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.

Repurchase Agreements

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities that are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Convertible Securities

Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with equity securities.

Demand Notes

Demand notes are obligations with the right to a “put.” The ability of a Fund to exercise the put may depend on the seller’s ability to purchase the securities at the time the put is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit a Fund from exercising the put except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put for financial reasons, a Fund may be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities.

A variable rate demand note is one whose terms provide for the automatic establishment of a new interest rate on set dates. Variable rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much or as quickly as interest rates generally.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by each Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (“1933 Act”), may occur.

Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to

64

customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus or summary prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, a Fund may be unable to achieve its desired level of exposure to a certain sector. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, a Fund will tend to have the greatest exposure to liquidity risk.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” A Fund may engage in active trading of portfolio securities to achieve its investment objective, including, without limitation, to reflect changes in the Fund’s index, such as reconstitutions and additions or deletions of component securities. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible. Portfolio turnover rates of the Funds, which will be reported in the Risk/Return Summary and the Financial Highlights sections once the Funds have operational history, will exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

MANAGEMENT OF THE Funds

The Funds’ investment adviser is RIMCo, 1301 Second Avenue, 18th Floor, Seattle, Washington, 98101. RIMCo, a wholly-owned subsidiary of Frank Russell Company (“Russell”), was established in 1982 to serve as the investment management arm of Russell. Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund.

RIMCo’s employee who has primary responsibility for the management of the Funds (the “RIMCo Manager”) is:

  Richard F. Johnson, Jr., CFA, Portfolio Manager since the Funds’ Inception. Mr. Johnson joined Russell as a Portfolio Manager in May 2010. Prior to joining Russell, from September 2009 to May 2010, Mr. Johnson pursued postgraduate studies at the University of Chicago Booth School of Business. Prior to the University of Chicago, Mr. Johnson worked at Menta Capital from February 2007 to December 2008, where he managed European and United Kingdom equity long/short market neutral investment strategies. Prior to Menta, from September 2005 to February 2007, Mr. Johnson co-managed a global macro strategy at Crescat Partners. Prior to Crescat, from May
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  2000 to November 2004, Mr. Johnson was a Portfolio Manager at McMorgan & Company on a team charged with managing a fundamental active equity portfolio benchmarked to the S&P 500 index. Mr. Johnson has primary responsibility for the management of the Russell Exchange Traded Funds.

Please see the Funds’ Statement of Additional Information for additional information about the RIMCo Manager’s compensation, other accounts managed by the RIMCo Manager and the RIMCo Manager’s ownership of securities in the Funds.

The Funds’ advisory fees as a percentage of average net assets are: Russell 1000 Low Beta ETF, 0.49%; Russell 1000 High Beta ETF, 0.49%; Russell 1000 Low Volatility ETF, 0.49%; Russell 1000 High Volatility ETF, 0.49%; Russell 1000 High Momentum ETF 0.49%; Russell 2000 Low Beta ETF, 0.69%; Russell 2000 High Beta ETF, 0.69%; Russell 2000 Low Volatility ETF, 0.69%; Russell 2000 High Volatility ETF, 0.69%; Russell 2000 High Momentum ETF, 0.69%; Russell Developed ex-U.S. Low Beta ETF, 0.59%; Russell Developed ex-U.S. Low Volatility ETF, 0.59%; and Russell Developed ex-U.S. High Momentum ETF, 0.59%.

Each Fund invests its cash reserves in an unregistered cash management fund advised by RIMCo. RIMCo has waived its 0.05% advisory fee. RFSC charges a 0.05% administrative fee to the unregistered fund. The fees payable by a Fund with respect to the investment of the cash reserves are included in the Acquired Fund Fees and Expenses in the Fund’s Annual Fund Operating Expenses table if they are at least 0.01% of the Fund’s average net assets.

For all Funds, except the Russell Developed ex-U.S. Low Beta, Russell Developed ex-U.S. Low Volatility and Russell Developed ex-U.S. High Momentum ETFs, a discussion regarding the basis for the Board of Trustees’ (“Board”) approval of the management contract between RIMCo and the Funds, is available in the Funds’ semi-annual report to shareholders covering the period ended September 30, 2011.  For the Russell Developed ex-U.S. Low Beta, Russell Developed ex-U.S. Low Volatility and Russell Developed ex-U.S. High Momentum ETFs, a discussion regarding the basis for the Board’s approval of the management contract between RIMCo and the Funds, is available in the Funds’ annual report to shareholders covering the period ended March 31, 2012.

INDEX PROVIDER

Russell is a leader in the design, construction and maintenance of equity security indexes. Russell is a Washington corporation which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company. RIMCo is a wholly owned subsidiary of Russell, and as such, each of Russell, RIMCo and Russell Financial Services, Inc. (“RFS”) is an affiliated person of each other within the meaning of Section 2(a)(3)(C) of the 1940 Act.

RIMCo and the Index Provider have adopted policies and procedures designed to establish a wall of separation between the Index Provider and RIMCo. To this end, the policies and procedures: minimize or eliminate potential conflicts of interest; prevent certain persons from having any advantage over other market participants with respect to prior knowledge of companies that may be added to, or deleted from, an index or from the portfolios of any Funds that track the index; and prevent the dissemination or use of non-public information about pending changes to index constituents or methodology.

RIMCo research suggests that U.S. market returns are influenced by factors beyond market capitalization (size) and style (e.g., value and growth).  Some of the most significant factors (“factors”) that contribute to the price of an equity security are beta, volatility and momentum.   Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level.  A stock with a higher beta is seen as having a higher risk profile than stocks in the overall market and investors demand a higher return for more risk as measured by beta.  Lower beta stocks are seen has having a lower risk profile than the overall market.  Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Stocks exhibiting high or low volatility can be used by investors to adjust volatility exposure in a portfolio.  Momentum is a measure of a stock’s past price performance relative to other stocks as measured by cumulative return over a specified period in the past.  Russell Factor ETFs may be used by investors to moderate the risk represented by an over or underweight to a specific Factor in their portfolio.  The indexes are constructed by the Index Provider using a screening and ranking methodology applied to the output of the Axioma, Inc. (“Axioma”) models (“Russell-Axioma Factor Indexes”).  Axioma is a provider of global equity risk models and is a leader in portfolio optimization tools for portfolio rebalancing and construction. The Axioma risk models give portfolio managers flexibility to analyze the risk and factor exposures in their portfolios, beyond individual stock analysis. These factors include market capitalization, market sensitivity, volatility, momentum, liquidity, leverage, value, growth and

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exchange rate sensitivity.  The Russell-Axioma Factor Indexes optimally track the returns of Axioma’s risk model factors. They are the result of a collaborative effort that brings together Russell’s unique expertise in index creation and Axioma’s leadership in optimization and risk modeling.  Russell’s publication of the indexes in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities based upon any of the indexes.  Russell reserves the right, at any time, to alter, amend, terminate or in any way change the indexes.

Russell makes no representation or warranty, express or implied, to shareholders or any member of the public regarding the advisability of the Indexes to track general stock market performance or a segment of the same. Russell’s publication of the Indexes in no way suggests or implies an opinion by Russell as to the advisability of an investment in any or all of the securities upon which the Indexes are based. Russell is not responsible for and has not reviewed the Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Indexes. Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY OF THE INDEXES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RIMCO OR THE TRUST, INVESTORS, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF ANY OF THE INDEXES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ALL OF THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ADDITIONAL PURCHASE AND SALE OF FUND SHARES INFORMATION

Creations and Redemptions. Prior to trading in the secondary market, shares of each Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 100,000 shares or multiples thereof. Each “creator” or “Authorized Participant” enters into an authorized participant agreement with a Fund’s distributor, subject to acceptance by a Fund’s transfer agent. Only an Authorized Participant may create or redeem shares of a Fund directly with the Fund. A creation transaction, which is subject to acceptance by the Funds’ Distributor, generally takes place when an Authorized Participant submits an order in “proper form” and deposits into a Fund a portfolio of securities approximating the holdings of the Fund in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of the Fund, but, in certain cases, an Authorized Participant may deposit cash in lieu of certain securities in that portfolio.

Similarly, shares can be redeemed only in Creation Units, generally in-kind, for a portfolio of securities held by a Fund (“Fund Securities”) and, in certain cases, a redemption may contain cash in lieu of certain securities of that portfolio. Except when aggregated in Creation Units, shares are not redeemable by a Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

A creation or redemption order is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and SAI are properly followed. For an order to be in “proper form,” the order will need to be submitted by an authorized person of an Authorized Participant and include all required information prior to the designated cut-off time (e.g., identifying information of the Authorized Participant and authorized person, Fund(s) that the order relates to, type of order, number of units being created or redeemed and PIN number, signature and/or other means of identification of the authorized person).

The Funds intend to comply with the U.S. federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, under the authorized participant agreement, Authorized Participants will neither deliver portfolio securities to a Fund, nor be able to receive Fund Securities that are “restricted securities” as such term is used in Rule 144(a)(3)(i) promulgated under the 1933 Act.

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Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a Depository Trust Company (“DTC”) participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders as well as the estimated costs of Creation Units) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

The Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. If you buy or sell Shares in the secondary market, you will pay the secondary market price for Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of a Fund’s Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s NAV, which is calculated at the end of each business day. The Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily NAV of the Shares. The trading prices of a Fund’s Shares may deviate significantly from its NAV during periods of market volatility. Given, however, that Shares can be issued and redeemed daily in Creation Units, RIMCo believes that large discounts and premiums to NAV should not be sustained for very long. Information showing the number of days the market price of a Fund’s Shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., at a premium or discount) for various time periods is available by visiting the Funds’ website at http://www.russelletfs.com.

Every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to the Funds will be disseminated. The IOPV calculations are estimates of the value of the Funds’ NAV per Share using current market prices converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities’ local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the NAV per Share of the Funds, which is calculated only once a day. Neither the Funds, nor RIMCo or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Fund Shares are issued and redeemed only in Creation Units available only from a Fund directly, and that most trading in a Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in a negative impact to a Fund or its shareholders.

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Transaction Fees. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge (up to the maximum amount shown below) to compensate for brokerage and market impact expenses. The standard and maximum additional creation and redemption transaction fees are set forth below.

The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. RIMCo may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee is the same regardless of the number of Creation Units redeemed on the same day. Creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) are also subject to an additional variable charge up to the maximum amount shown in the table below. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund and redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services.

Additionally, brokerage and other costs will be associated with the aggregation of sufficient Fund Shares to redeem the Fund Shares in a Creation Unit.

The following table also shows, as of the date of this Prospectus, the approximate value of one Creation Unit, including standard and maximum additional creation and redemption transaction fees:

	Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Variable Charge for Creations*	Maximum Additional Variable Charge for Redemptions*
Russell 1000 Low Beta ETF	$5,000,000	100,000	$500	5%	2%
Russell 1000 High Beta ETF	$5,000,000	100,000	$500	5%	2%
Russell 1000 Low Volatility ETF	$5,000,000	100,000	$500	5%	2%
Russell 1000 High Volatility ETF	$5,000,000	100,000	$500	5%	2%
Russell 1000 High Momentum ETF	$5,000,000	100,000	$500	5%	2%
Russell 2000 Low Beta ETF	$5,000,000	100,000	$1,200	5%	2%
Russell 2000 High Beta ETF	$5,000,000	100,000	$1,200	5%	2%
Russell 2000 Low Volatility ETF	$5,000,000	100,000	$1,200	5%	2%
Russell 2000 High Volatility ETF	$5,000,000	100,000	$1,200	5%	2%
Russell 2000 High Momentum ETF	$5,000,000	100,000	$1,200	5%	2%
Russell Developed ex-U.S. Low Beta ETF	$5,000,000	100,000	$3,750	5%	2%
Russell Developed ex-U.S. Low Volatility ETF	$5,000,000	100,000	$3,750	5%	2%
Russell Developed ex-U.S. High Momentum ETF	$5,000,000	100,000	$3,750	5%	2%
*	As a percentage of the amount invested.

DISTRIBUTION

ALPS Distributors, Inc. (the “Distributor”) is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Distributor is the “principal underwriter” for Russell Exchange Traded Funds Trust (the “Trust”) in connection with the issuance of Creation Units of each Fund. Pursuant to a written agreement RFS provides to the Distributor marketing services related to the Funds. RFS does not receive compensation for services provided to the Distributor.

All orders to purchase Creation Units for each Fund must be placed with the Distributor by or through an Authorized Participant and it is the responsibility of the Distributor to transmit such orders to the relevant Fund. The Distributor furnishes to those placing such orders confirmation that the orders have been accepted, but the Distributor may reject any order that is not submitted in proper form.

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The Distributor is also responsible for delivering the Prospectus to those persons creating Creation Units and for maintaining records of both the orders placed with it and the confirmations of acceptance furnished by it. In addition, the Distributor will maintain a record of the instructions given to the relevant Fund to implement the delivery of Creation Units.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

OTHER CONSIDERATIONS

DISTRIBUTION PLAN. Each Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Shares. No payments pursuant to the Distribution Plan will be made through at least July 29, 2014. Additionally, the implementation of any such payments would have to be approved by the Board prior to implementation. Because these fees would be paid out of each Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, RIMCo may make payments to the Distributor, broker-dealers, banks or other financial intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Funds available to their customers. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by RIMCo from its own resources, which come directly or indirectly in part from fees paid by Russell ETFs. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds over another investment. More information regarding these payments is contained in the Funds’ SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from RIMCo or its affiliates.

DIVIDENDS AND DISTRIBUTIONS

As a Fund shareholder, you are entitled to your share of a Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

Each Fund typically earns income in the form of dividends from stocks, interest from debt securities and, if any, securities lending income. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as “income dividend distributions.” Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions.”

Income in the form of dividend distributions, if any, are generally distributed to shareholders quarterly, but may vary significantly from quarter to quarter. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code (the “Code”).

Distributions in cash may be reinvested in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Dividends which are reinvested will nevertheless be taxable to the same extent as if such dividends had not been reinvested.

HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

The NAV of each Fund is calculated on each business day on which the New York Stock Exchange (“NYSE”) is open for regular trading. Each Fund determines NAV at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

The NAV of each Fund is computed by dividing the current value of a Fund’s assets (less liabilities) by the number of Shares of the Fund outstanding.

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Transactions in Shares on the secondary market are conducted at market price, which may be higher or lower than NAV. Creation Unit transactions directly with the Fund will be priced at the NAV next determined after receipt of the order in proper form.

Valuation of Portfolio Holdings

The Funds value portfolio securities according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to Russell Fund Services Company. However, the Board retains oversight over the valuation process. Money market fund securities are priced using the amortized cost method of valuation unless the Board determines that amortized cost does not represent market value of short-term debt obligations. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument. Investments in other mutual funds are valued at their NAV per share, calculated at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The circumstances under which these companies will use fair value pricing and the effects of using fair value pricing can be found in the other mutual funds’ prospectuses.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or brokers (when permitted by the market value procedures).

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by a Fund may cause the NAV of its Shares to differ significantly from the NAV that would be calculated using current market values. Use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by its index, which, in turn, could result in a difference between such Fund’s performance and the performance of its index.

This policy is intended to assure that the Funds’ NAVs fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund Shares is determined may be reflected in the calculation of the NAVs for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing. Examples of events that could trigger fair value pricing of one or more securities are: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

ADDITIONAL TAX INFORMATION

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

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Unless your investment in the Funds is through a tax-exempt entity or tax deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

- Each Fund makes distributions;

- You sell Shares listed on the Exchange; and

- You create or redeem Creation Units.

In general, distributions from a Fund are taxable to you as either ordinary income or long-term capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Distributions paid out of a Fund’s income or net-short term capital gains, if any, are generally taxable as ordinary income. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Early each year, you will receive a statement that shows the tax status of distributions you received for the previous year.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, and, in many cases, distributions from non-U.S. corporations. In the absence of further legislation, for taxable years beginning after December 31, 2012, the special rates for qualified dividend income will no longer apply, and such income will be taxed at ordinary income rates.

The Funds make no representation as to the amount or variability of each Fund’s capital gains distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, and shareholders’ redemption patterns.

Fund distributions and gains from the sale or exchange of your Shares will also generally be subject to any state and local income taxes.

If you are a corporate investor, a portion of the dividends from net investment income paid by each Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

FOREIGN INCOME TAXES. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known. The Funds do not expect to be able to pass through to you certain foreign income taxes paid by the Funds.

NON-U.S. INVESTORS. If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. You may also potentially be subject to U.S. estate taxes.

TAXES ON EXCHANGE-LISTED SHARE SALES. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that long-term capital gain dividends were paid with respect to such Shares.

TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS. A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units and the aggregate market value of the

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securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Certain investments held by the Funds may be classified as passive foreign investment companies or “PFICs” under the Code. Additional information pertaining to the potential tax consequence to the Funds, and to the shareholders, from the Funds’ potential investments in PFICs can be found in the SAI.

BACKUP WITHHOLDING. A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled “Taxes” in the Funds’ Statement of Additional Information.

GENERAL INFORMATION

The Trust was organized as a Delaware statutory trust on July 27, 2009. If shareholders of any Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust’s form of organization.

For purposes of the 1940 Act, Shares of the Trust are issued by the respective Funds and the acquisition of Shares by investment companies and companies relying on Sections 3(c)(1) and 3(c)(7) of the 1940 Act is subject to the restrictions of section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order of the SEC. The Trust has received exemptive relief from Section 12(d)(1) to allow registered investment companies to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions as set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Dechert LLP serves as counsel to the Trust, including the Funds. PricewaterhouseCoopers, LLP serves as the independent registered public accounting firm and will audit the Funds’ financial statements annually.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.russelletfs.com.

Total Return Information

The table below presents information about the total returns of the Funds as of the calendar year ended December 31, 2011.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

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A Fund’s NAV is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund and the market return is based on the market price of a Fund. Market price is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a Fund are listed, as of the time that a Fund’s NAV is calculated. Since shares of a Fund did not trade in the secondary market until after a Fund’s inception, for the period from inception to the first day of secondary market trading in shares of a Fund, the NAV of a Fund is used as a proxy for the market price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at market price and NAV, respectively.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the following tables do not reflect the deduction of taxes that a shareholder would pay on a Fund’s distributions or the redemption or sale of a Fund’s shares. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund’s past performance is no guarantee of future results.

Performance as of December 31, 2011

Average Annual Total Returns – Commencement to 12/31/11

	NAV	Market	Benchmark(3)	Benchmark Return
Russell 1000 Low Beta ETF(1)	(0.08)%	(0.09)%	Russell-Axioma U.S. Large Cap Low Beta Index	0.21%
Russell 1000 High Beta ETF(1)	(12.65)%	(12.73)%	Russell-Axioma U.S. Large Cap High Beta Index	(12.39)%
Russell 1000 Low Volatility ETF(1)	0.46%	0.73%	Russell-Axioma U.S. Large Cap Low Volatility Index	0.80%
Russell 1000 High Volatility ETF(1)	(13.96)%	(14.00)%	Russell-Axioma U.S. Large Cap High Volatility Index	(13.66)%
Russell 1000 High Momentum ETF(1)	(5.77)%	(5.77)%	Russell-Axioma U.S. Large Cap High Momentum Index	(5.52)%
Russell 2000 Low Beta ETF(1)	(3.46)%	(3.45)%	Russell-Axioma U.S. Small Cap Low Beta Index	(3.08)%
Russell 2000 High Beta ETF(1)	(18.61)%	(18.60)%	Russell-Axioma U.S. Small Cap High Beta Index	(18.19)%
Russell 2000 Low Volatility ETF(1)	(3.61)%	(3.60)%	Russell-Axioma U.S. Small Cap Low Volatility Index	(3.18)%
Russell 2000 High Volatility ETF(1)	(22.52)%	(22.72)%	Russell-Axioma U.S. Small Cap High Volatility Index	(22.15)%
Russell 2000 High Momentum ETF(1)	(7.01)%	(7.29)%	Russell-Axioma U.S. Small Cap High Momentum Index	(6.69)%
Russell Developed ex-U.S. Low Beta ETF(2)	(0.59)%	4.98%	Russell-Axioma Developed ex-U.S. Large Cap Low Beta Index	(0.49)%
Russell Developed ex-U.S. Low Volatility ETF(2)	0.69%	1.36%	Russell-Axioma Developed ex-U.S. Large Cap Low Volatility Index	0.78%
Russell Developed ex-U.S. High Momentum ETF(2)	(0.48)%	(0.48)%	Russell-Axioma Developed ex-U.S. Large Cap High Momentum Index	(0.41)%

Cumulative Annual Total Returns – Commencement to 12/31/11

	NAV	Market	Benchmark(3)	Benchmark Return
Russell 1000 Low Beta ETF(1)	(0.08)%	(0.09)%	Russell-Axioma U.S. Large Cap Low Beta Index	0.21%
Russell 1000 High Beta ETF(1)	(12.65)%	(12.73)%	Russell-Axioma U.S. Large Cap High Beta Index	(12.39)%
Russell 1000 Low Volatility ETF(1)	0.46%	0.73%	Russell-Axioma U.S. Large Cap Low Volatility Index	0.80%
74

	NAV	Market	Benchmark(3)	Benchmark Return
Russell 1000 High Volatility ETF(1)	(13.96)%	(14.00)%	Russell-Axioma U.S. Large Cap High Volatility Index	(13.66)%
Russell 1000 High Momentum ETF(1)	(5.77)%	(5.77)%	Russell-Axioma U.S. Large Cap High Momentum Index	(5.52)%
Russell 2000 Low Beta ETF(1)	(3.46)%	(3.45)%	Russell-Axioma U.S. Small Cap Low Beta Index	(3.08)%
Russell 2000 High Beta ETF(1)	(18.61)%	(18.60)%	Russell-Axioma U.S. Small Cap High Beta Index	(18.19)%
Russell 2000 Low Volatility ETF(1)	(3.61)%	(3.60)%	Russell-Axioma U.S. Small Cap Low Volatility Index	(3.18)%
Russell 2000 High Volatility ETF(1)	(22.52)%	(22.72)%	Russell-Axioma U.S. Small Cap High Volatility Index	(22.15)%
Russell 2000 High Momentum ETF(1)	(7.01)%	(7.29)%	Russell-Axioma U.S. Small Cap High Momentum Index	(6.69)%
Russell Developed ex-U.S. Low Beta ETF(2)	(0.59)%	4.98%	Russell-Axioma Developed ex-U.S. Large Cap Low Beta Index	(0.49)%
Russell Developed ex-U.S. Low Volatility ETF(2)	0.69%	1.36%	Russell-Axioma Developed ex-U.S. Large Cap Low Volatility Index	0.78%
Russell Developed ex-U.S. High Momentum ETF(2)	(0.48)%	(0.48)%	Russell-Axioma Developed ex-U.S. Large Cap High Momentum Index	(0.41)%

______

(1)	Date of Commencement is May 26, 2011.
(2)	Date of Commencement is November 3, 2011.
(3)	Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns.

Frequency Distribution of Discounts and Premiums

The chart below presents information about differences between the per share NAV of a Fund and the market trading price of shares of a Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for a Fund’s shares as of the close of trading on the exchange where a Fund’s shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other exchange traded funds, the market price of a Fund’s shares is typically slightly higher or lower than a Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for a Fund’s shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

The chart presents information about the size and frequency of premiums or discounts. Each line in the chart shows the number of trading days in which a Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented in the chart represents past performance and cannot be used to predict future results.

The below Premium/Discount Ranges are for the Period Covered: Inception Date (which is one day prior to Commencement Date) through December 31, 2011.  The Inception Date is May 25, 2011 for all Funds, except the Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. Low Volatility ETF and Russell Developed ex-U.S. High Momentum ETF, which have an Inception Date of November 2, 2011.

Russell 1000 Low Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	6	2.73%
Greater than 0.05% and Less than 0.20%	19	8.64%
Between 0.05% and (0.05)%	166	75.45%
Greater than (0.05)% and Less than (0.20)%	28	12.73%
75

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than (0.20)% and Less than (1.00)%	1	0.45%
Greater than (1.00)%	0	0.00%

Russell 1000 High Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	1	0.45%
Greater than 0.20% and Less than 1.00%	5	2.26%
Greater than 0.05% and Less than 0.20%	15	6.79%
Between 0.05% and (0.05)%	103	46.61%
Greater than (0.05)% and Less than (0.20)%	88	39.82%
Greater than (0.20)% and Less than (1.00)%	8	3.62%
Greater than (1.00)%	1	0.45%

Russell 1000 Low Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	3	1.36%
Greater than 0.20% and Less than 1.00%	35	15.84%
Greater than 0.05% and Less than 0.20%	47	21.27%
Between 0.05% and (0.05)%	55	24.89%
Greater than (0.05)% and Less than (0.20)%	65	29.40%
Greater than (0.20)% and Less than (1.00)%	16	7.24%
Greater than (1.00)%	0	0.00%

Russell 1000 High Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	3	1.36%
Greater than 0.20% and Less than 1.00%	10	4.52%
Greater than 0.05% and Less than 0.20%	8	3.62%
Between 0.05% and (0.05)%	122	55.21%
Greater than (0.05)% and Less than (0.20)%	53	23.98%
Greater than (0.20)% and Less than (1.00)%	19	8.60%
Greater than (1.00)%	6	2.71%

Russell 1000 High Momentum

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	14	6.33%
Greater than 0.05% and Less than 0.20%	11	4.98%
Between 0.05% and (0.05)%	140	63.35%
Greater than (0.05)% and Less than (0.20)%	49	22.17%
Greater than (0.20)% and Less than (1.00)%	7	3.17%
Greater than (1.00)%	0	0.00%

Russell 2000 Low Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	10	4.52%
Greater than 0.05% and Less than 0.20%	64	28.97%
Between 0.05% and (0.05)%	82	37.10%
Greater than (0.05)% and Less than (0.20)%	52	23.53%
76

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than (0.20)% and Less than (1.00)%	13	5.88%
Greater than (1.00)%	0	0.00%

Russell 2000 High Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	3	1.36%
Greater than 0.20% and Less than 1.00%	4	1.81%
Greater than 0.05% and Less than 0.20%	44	19.91%
Between 0.05% and (0.05)%	115	52.04%
Greater than (0.05)% and Less than (0.20)%	54	24.43%
Greater than (0.20)% and Less than (1.00)%	1	0.45%
Greater than (1.00)%	0	0.00%

Russell 2000 Low Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	1	0.45%
Greater than 0.05% and Less than 0.20%	63	28.51%
Between 0.05% and (0.05)%	134	60.63%
Greater than (0.05)% and Less than (0.20)%	20	9.05%
Greater than (0.20)% and Less than (1.00)%	3	1.36%
Greater than (1.00)%	0	0.00%

Russell 2000 High Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	3	1.36%
Greater than 0.20% and Less than 1.00%	14	6.33%
Greater than 0.05% and Less than 0.20%	47	21.27%
Between 0.05% and (0.05)%	85	38.46%
Greater than (0.05)% and Less than (0.20)%	48	21.72%
Greater than (0.20)% and Less than (1.00)%	24	10.86%
Greater than (1.00)%	0	0.00%

Russell 2000 High Momentum

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	1	0.45%
Greater than 0.05% and Less than 0.20%	51	23.08%
Between 0.05% and (0.05)%	92	41.63%
Greater than (0.05)% and Less than (0.20)%	57	25.79%
Greater than (0.20)% and Less than (1.00)%	20	9.05%
Greater than (1.00)%	0	0.00%

Russell Developed ex-U.S. Low Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	41	68.33%
Greater than 0.20% and Less than 1.00%	10	16.67%
Greater than 0.05% and Less than 0.20%	4	6.67%
Between 0.05% and (0.05)%	2	3.33%
Greater than (0.05)% and Less than (0.20)%	2	3.33%
77

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	1	1.67%

Russell Developed ex-U.S. Low Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	20	33.33%
Greater than 0.20% and Less than 1.00%	14	23.33%
Greater than 0.05% and Less than 0.20%	7	11.67%
Between 0.05% and (0.05)%	5	8.33%
Greater than (0.05)% and Less than (0.20)%	0	0.00%
Greater than (0.20)% and Less than (1.00)%	7	11.67%
Greater than (1.00)%	7	11.67%

Russell Developed ex-U.S. High Momentum

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	3	5.00%
Greater than 0.20% and Less than 1.00%	27	45.00%
Greater than 0.05% and Less than 0.20%	2	3.33%
Between 0.05% and (0.05)%	6	10.00%
Greater than (0.05)% and Less than (0.20)%	5	8.33%
Greater than (0.20)% and Less than (1.00)%	14	23.34%
Greater than (1.00)%	3	5.00%

The below Premium/Discount Ranges are for the quarter ended March 31, 2012.

Russell 1000 Low Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	1	1.10%
Greater than 0.20% and Less than 1.00%	7	7.69%
Greater than 0.05% and Less than 0.20%	14	15.38%
Between 0.05% and (0.05)%	68	74.73%
Greater than (0.05)% and Less than (0.20)%	0	0.00%
Greater than (0.20)% and Less than (1.00)%	1	1.10%
Greater than (1.00)%	0	0.00%

Russell 1000 High Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	41	45.05%
Between 0.05% and (0.05)%	31	34.07%
Greater than (0.05)% and Less than (0.20)%	19	20.88%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 1000 Low Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	17	18.68%
Greater than 0.05% and Less than 0.20%	30	32.97%
Between 0.05% and (0.05)%	34	37.36%
78

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than (0.05)% and Less than (0.20)%	9	9.89%
Greater than (0.20)% and Less than (1.00)%	1	1.10%
Greater than (1.00)%	0	0.00%

Russell 1000 High Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	6	6.59%
Greater than 0.05% and Less than 0.20%	0	0.00%
Between 0.05% and (0.05)%	44	48.36%
Greater than (0.05)% and Less than (0.20)%	41	45.05%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 1000 High Momentum

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	1	1.10%
Between 0.05% and (0.05)%	88	96.70%
Greater than (0.05)% and Less than (0.20)%	2	2.20%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 2000 Low Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	10	10.99%
Greater than 0.05% and Less than 0.20%	41	45.05%
Between 0.05% and (0.05)%	18	19.78%
Greater than (0.05)% and Less than (0.20)%	19	20.88%
Greater than (0.20)% and Less than (1.00)%	3	3.30%
Greater than (1.00)%	0	0.00%

Russell 2000 High Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	19	20.88%
Between 0.05% and (0.05)%	54	59.34%
Greater than (0.05)% and Less than (0.20)%	18	19.78%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 2000 Low Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	3	3.30%
Between 0.05% and (0.05)%	67	73.62%
79

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than (0.05)% and Less than (0.20)%	21	23.08%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 2000 High Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	1	1.10%
Greater than 0.05% and Less than 0.20%	34	37.36%
Between 0.05% and (0.05)%	30	32.97%
Greater than (0.05)% and Less than (0.20)%	24	26.37%
Greater than (0.20)% and Less than (1.00)%	2	2.20%
Greater than (1.00)%	0	0.00%

Russell 2000 High Momentum

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	4	4.40%
Between 0.05% and (0.05)%	66	72.52%
Greater than (0.05)% and Less than (0.20)%	19	20.88%
Greater than (0.20)% and Less than (1.00)%	2	2.20%
Greater than (1.00)%	0	0.00%

Russell Developed ex-U.S. Low Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	73	80.22%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	0	0.00%
Between 0.05% and (0.05)%	0	0.00%
Greater than (0.05)% and Less than (0.20)%	0	0.00%
Greater than (0.20)% and Less than (1.00)%	1	1.10%
Greater than (1.00)%	17	18.68%

Russell Developed ex-U.S. Low Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	30	32.97%
Greater than 0.20% and Less than 1.00%	44	48.34%
Greater than 0.05% and Less than 0.20%	7	7.69%
Between 0.05% and (0.05)%	4	4.40%
Greater than (0.05)% and Less than (0.20)%	4	4.40%
Greater than (0.20)% and Less than (1.00)%	2	2.20%
Greater than (1.00)%	0	0.00%

Russell Developed ex-U.S. High Momentum

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	16	17.58%
Greater than 0.20% and Less than 1.00%	66	72.52%
Greater than 0.05% and Less than 0.20%	4	4.40%
Between 0.05% and (0.05)%	3	3.30%
80

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than (0.05)% and Less than (0.20)%	2	2.20%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

The below Premium/Discount Ranges are for the quarter ended June 30, 2012.

Russell 1000 Low Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	3	3.30%
Between 0.05% and (0.05)%	88	96.70%
Greater than (0.05)% and Less than (0.20)%	0	0.00%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 1000 High Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	8	8.79%
Greater than 0.05% and Less than 0.20%	76	83.52%
Between 0.05% and (0.05)%	7	7.69%
Greater than (0.05)% and Less than (0.20)%	0	0.00%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 1000 Low Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	45	49.45%
Between 0.05% and (0.05)%	31	34.07%
Greater than (0.05)% and Less than (0.20)%	15	16.48%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 1000 High Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	0	0.00%
Between 0.05% and (0.05)%	77	84.62%
Greater than (0.05)% and Less than (0.20)%	14	15.38%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 1000 High Momentum

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	1	1.10%
Greater than 0.05% and Less than 0.20%	5	5.49%
81

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.05% and (0.05)%	80	87.92%
Greater than (0.05)% and Less than (0.20)%	5	5.49%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 2000 Low Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	23	25.27%
Between 0.05% and (0.05)%	56	61.54%
Greater than (0.05)% and Less than (0.20)%	12	13.19%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 2000 High Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	25	27.47%
Between 0.05% and (0.05)%	45	49.45%
Greater than (0.05)% and Less than (0.20)%	21	23.08%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 2000 Low Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	13	14.29%
Between 0.05% and (0.05)%	50	54.94%
Greater than (0.05)% and Less than (0.20)%	28	30.77%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 2000 High Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	18	19.78%
Between 0.05% and (0.05)%	36	39.56%
Greater than (0.05)% and Less than (0.20)%	37	40.66%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 2000 High Momentum

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	2	2.20%
82

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.05% and (0.05)%	61	67.03%
Greater than (0.05)% and Less than (0.20)%	28	30.77%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Developed ex-U.S. Low Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	0	0.00%
Between 0.05% and (0.05)%	0	0.00%
Greater than (0.05)% and Less than (0.20)%	0	0.00%
Greater than (0.20)% and Less than (1.00)%	10	10.99%
Greater than (1.00)%	81	89.01%

Russell Developed ex-U.S. Low Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	2	2.20%
Greater than 0.20% and Less than 1.00%	39	42.86%
Greater than 0.05% and Less than 0.20%	21	23.08%
Between 0.05% and (0.05)%	5	5.49%
Greater than (0.05)% and Less than (0.20)%	9	9.89%
Greater than (0.20)% and Less than (1.00)%	15	16.48%
Greater than (1.00)%	0	0.00%

Russell Developed ex-U.S. High Momentum

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	8	8.79%
Greater than 0.20% and Less than 1.00%	41	45.05%
Greater than 0.05% and Less than 0.20%	9	9.89%
Between 0.05% and (0.05)%	8	8.79%
Greater than (0.05)% and Less than (0.20)%	7	7.69%
Greater than (0.20)% and Less than (1.00)%	17	18.68%
Greater than (1.00)%	1	1.10%

83

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

For a Share Outstanding Throughout the Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell 1000 Low Beta ETF
March 31, 2012(1)	49.35	.87	2.88	3.75	(.70)	-	-
Russell 1000 High Beta ETF
March 31, 2012(1)	49.48	.50	.38	.88	(.67)	-	-
Russell 1000 Low Volatility ETF
March 31, 2012(1)	49.51	1.03	2.08	3.11	(.81)	-	-
Russell 1000 High Volatility ETF
March 31, 2012(1)	49.82	.39	.21	.60	(.48)	-	-
Russell 1000 High Momentum ETF
March 31, 2012(1)	49.89	.65	2.38	3.03	(.75)	-	-
Russell 2000 Low Beta ETF
March 31, 2012(1)	49.47	.60	1.95	2.55	(.54)	-	-
Russell 2000 High Beta ETF
March 31, 2012(1)	49.51	.25	(3.20)	(2.95)	(.10)	-	-
Russell 2000 Low Volatility ETF
March 31, 2012(1)	49.36	.86	1.38	2.24	(.73)	-	-
Russell 2000 High Volatility ETF
March 31, 2012(1)	49.57	(.05)	(5.74)	(5.79)	-	-	-
Russell 2000 High Momentum ETF
March 31, 2012(1)	49.67	.32	1.49	1.81	(.30)	-	-
Russell Developed ex-U.S. Low Beta ETF
March 31, 2012(2)	48.80	.59	3.07	3.66	(.38)	-	-
Russell Developed ex-U.S. Low Volatility ETF
March 31, 2012(2)	48.83	.70	2.48	3.18	(.54)	-	-
Russell Developed ex-U.S. High Momentum ETF
March 31, 2012(2)	48.77	.63	2.25	2.88	(.48)	-	-
84

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)(d)

(.70)	52.40	7.76	36,684.79		.31	2.13	39

(.67)	49.69	1.95	4,969.80		.39	1.34	122

(.81)	51.81	6.41	72,535.77		.33	2.52	79

(.48)	49.94	1.32	4,994.83		.38	1.00	102

(.75)	52.17	6.23	5,217.82		.39	1.61	93

(.54)	51.48	5.24	5,148	1.05	.50	1.49	38

(.10)	46.46	(5.95)	4,646	1.05	.52	.68	126

(.73)	50.87	4.69	5,088	1.05	.50	2.13	98

-	43.78	(11.67)	4,378	1.01	.59	(.13)	85

(.30)	51.18	3.68	5,118	1.02	.52	.81	88

(.38)	52.08	7.53	5,208.87		.25	2.91	26

(.54)	51.47	6.55	5,147.87		.25	3.44	25

(.48)	51.17	5.95	5,118.87		.25	3.09	32

Notes to Financial Highlights

(1)	For the period May 26, 2011 (commencement of operations) to March 31, 2012.
(2)	For the period November 3, 2011 (commencement of operations) to March 31, 2012.
(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
85

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual and semi-annual reports for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report or the Funds’ SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

Russell Exchange Traded Funds Trust
1301 Second Avenue
18th Floor
Seattle, WA 98101
Telephone: 1-888-775-3837

The Funds’ SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds’ Web site at www.russelletfs.com.

Each year you are automatically sent an updated prospectus and annual and semiannual reports for the Funds. You may also occasionally receive notifications of prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.

Distributor: ALPS Distributors, Inc.

Investment Company Act File No. 811-22320

80-42-423

July 27, 2012

Russell Investment Discipline ETFs

Fund	Ticker	Principal U.S. Listing Exchange
Russell Aggressive Growth ETF	AGRG	NYSE Arca, Inc.
Russell Consistent Growth ETF	CONG	NYSE Arca, Inc.
Russell Growth at a Reasonable Price ETF	GRPC	NYSE Arca, Inc.
Russell Contrarian ETF	CNTR	NYSE Arca, Inc.
Russell Equity Income ETF	EQIN	NYSE Arca, Inc.
Russell Low P/E ETF	LWPE	NYSE Arca, Inc.
Russell Small Cap Aggressive Growth ETF	SGGG	NASDAQ Stock Market LLC
Russell Small Cap Consistent Growth ETF	SCOG	NASDAQ Stock Market LLC
Russell Small Cap Low P/E ETF	SCLP	NASDAQ Stock Market LLC
Russell Small Cap Contrarian ETF	SCTR	NASDAQ Stock Market LLC
The Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.	1301 Second Avenue Seattle, Washington 98101 888-775-3837

Risk/Return Summary

Russell Aggressive Growth ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Aggressive Growth Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.37%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.37%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$38
3 Years	$158
5 Years	$329
10 Years	$827

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

1

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Aggressive Growth Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers using an aggressive growth investment discipline. This discipline focuses on companies with near term forecasted earnings that are expected to increase at a faster rate than those of the average company’s earnings. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes stocks that demonstrate growth potential as measured by: (1) average to high consensus forecasted earnings and (2) average to high one year historical sales growth. The Index excludes stocks with low earnings retention as measured by high dividend yields for the last four quarters. It also excludes stocks with low price to book ratios to ensure a growth orientation. The Index is reconstituted quarterly.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index
2

  regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.
  Aggressive Growth Investing Risk. The Fund emphasizes an “aggressive growth” style of investing. The market values of aggressive growth stocks may be more volatile than other types of investments, as aggressive growth companies may participate in new industries, products or markets. In addition, aggressive growth companies may operate in more highly concentrated markets. The returns on “aggressive growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets and may be subject to more sudden or erratic price movements.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

3

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 41.
  Taxes, please see Taxes on page 41.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 41.
4

Russell Consistent Growth ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Consistent Growth Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.37%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.37%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$38
3 Years	$154
5 Years	$316
10 Years	$786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

5

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Consistent Growth Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers using a consistent growth investment discipline. This discipline focuses on companies with above average earnings expectations over a long term horizon and with consistent historical earnings growth. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes stocks that demonstrate growth potential as measured by: (1) average to high consensus forecasted earnings; (2) consistent earnings as measured by average to low earnings per share volatility over the past five years; and (3) efficient asset utilization as measured by average to high return on assets for the prior quarter. The Index excludes stocks with low anticipated growth prospects as measured by a low price-to-book ratio. The Index is reconstituted quarterly.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.
Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index
6

  regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

7

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 41.
  Taxes, please see Taxes on page 41.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 41.
8

Russell Growth at a Reasonable Price ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Growth at a Reasonable Price Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.37%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.37%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$38
3 Years	$158
5 Years	$329
10 Years	$827

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

9

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Growth at a Reasonable Price Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers using a growth at a reasonable price investment discipline. This discipline focuses on stable companies that are moderately priced based on their long term forecasted earnings growth relative to their price-to-earnings ratio. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes stocks: (1) with consistent earnings as measured by average to low earnings per share volatility over the past five years; (2) that are profitable as demonstrated by an average to high return on equity over the past five years; and (3) are of high quality as measured by an S&P Quality Rank of B or above or a low debt to equity ratio. The Index excludes stocks having a high price based on a high current P/E ratio and on price to consensus one year forecasted earnings ratio divided by its consensus five year forecasted earnings growth rate. The Index is reconstituted quarterly.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically
10

  seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

11

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 41.
  Taxes, please see Taxes on page 41.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 41.
12

Russell Contrarian ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Contrarian Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.37%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.37%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$38
3 Years	$158
5 Years	$329
10 Years	$827

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

13

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Contrarian Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a contrarian investment discipline. This discipline focuses on companies that have consistently lagged the market and their sector peers. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes stocks where opportunities exist for the stock price to improve as measured by a low historical price to sales multiple. The Index excludes stocks that have outperformed their market and sector peers as measured by cumulative total return over the last three to five years. The Index is reconstituted semi-annually.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index
14

  regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Deep Value Investing Risk . The risks of investing in deep value stocks are magnified because of the greater potential losses associated with investing in these stocks.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

15

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 41.
  Taxes, please see Taxes on page 41.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 41.
16

Russell Equity Income ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Equity Income Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.37%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.37%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$38
3 Years	$152
5 Years	$312
10 Years	$776

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

17

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Equity Income Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers using an equity income investment discipline. This discipline focuses on companies that demonstrate the ability to pay a stable dividend. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes stocks that are expected to pay a dividend based on consensus one year dividend forecasts or have paid a dividend in the past year. The Index excludes stocks with high variability in earnings as measured by high earnings per share volatility over the past five years, low profitability as demonstrated by a low return on equity over the past five years or forecasted negative earnings over the next year. The Index is reconstituted quarterly.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index
18

  regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Stable Dividend Yield Style. While the Fund may hold securities of companies that have historically paid a dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Past dividend payments are not a guarantee of future dividend payments. Also, dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

19

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 41.
  Taxes, please see Taxes on page 41.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 41.
20

Russell Low P/E ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Low P/E Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.37%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.37%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$38
3 Years	$156
5 Years	$323
10 Years	$807

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

21

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Low P/E Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a low price to earnings investment discipline. This discipline focuses on companies that are trading at lower multiples relative to their prior level and/or their sector peers. Starting with the Russell 1000® Value Index (an index comprised of U.S. stocks), the Index includes stocks that have a price to one year forecasted earnings, price to trailing earnings and/or price to cash flow multiple below their five year historical average. The Index excludes stocks that have a price to sales and/or price to book multiple that exceeds their sector peers, when all three inclusionary criteria are not met. The Index is reconstituted quarterly.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index
22

  regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

23

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 41.
  Taxes, please see Taxes on page 41.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 41.
24

Russell Small Cap Aggressive Growth ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Aggressive Growth Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.45%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.45%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$46
3 Years	$175

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period October 4, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Aggressive Growth Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s

25

investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers using a small cap aggressive growth investment discipline. This discipline focuses on companies with near term forecasted earnings that are expected to increase at a faster rate than those of the average company’s earnings. Starting with the Russell 2500® Index (an index comprised of U.S. stocks), the Index includes stocks that demonstrate growth potential as measured by: (1) average to high consensus forecasted earnings and (2) average to high one year historical sales growth. The Index excludes stocks with low earnings retention as measured by high dividend yields for the last four quarters. It also excludes stocks with low price to book ratios to ensure a growth orientation. The Index constituents are weighted based on a composite score of their growth and momentum characteristics. The Index is reconstituted quarterly.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows
26

  and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.
  Aggressive Growth Investing Risk. The Fund emphasizes an “aggressive growth” style of investing. The market values of aggressive growth stocks may be more volatile than other types of investments, as aggressive growth companies may participate in new industries, products or markets. In addition, aggressive growth companies may operate in more highly concentrated markets. The returns on “aggressive growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets and may be subject to more sudden or erratic price movements.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

27

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 41.
  Taxes, please see Taxes on page 41.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 41.
28

Russell Small Cap Consistent Growth ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Consistent Growth Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.45%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.45%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$46
3 Years	$176

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period October 4, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Consistent Growth Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s

29

investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers using a small cap consistent growth investment discipline. This discipline focuses on companies with above average earnings expectations over a long term horizon and with consistent historical earnings growth. Starting with the Russell 2500® Index (an index comprised of U.S. stocks), the Index includes stocks that demonstrate growth potential as measured by: (1) average to high consensus forecasted earnings and (2) consistent earnings as measured by average to low earnings per share volatility over the past five years. The Index excludes stocks with low anticipated growth prospects as measured by a low price to book ratio, low price to cash flow and low price to sales. The Index constituents are weighted based on a composite score of their growth and quality characteristics. The Index is reconstituted quarterly.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows
30

  and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

31

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 41.
  Taxes, please see Taxes on page 41.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 41.
32

Russell Small Cap Low P/E ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Low P/E Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.45%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.45%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$46
3 Years	$176

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period October 5, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Low P/E Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment

33

objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a small cap low price to earnings investment discipline. This discipline focuses on companies that are trading at lower multiples relative to their prior level and/or their industry peers. Starting with the Russell 2500® Index (an index comprised of U.S. stocks), the Index includes stocks that have three or more of the following characteristics which are below their industry average: price to one year forecasted earnings, price to trailing earnings or price to cash flow below their five year historical average and price to book or price to sales below their industry average. The Index excludes stocks with high price to cash flow or price to sales relative to their industry. The Index constituents are equally weighted. The Index is reconstituted semi-annually.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows
34

  and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

35

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 41.
  Taxes, please see Taxes on page 41.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 41.
36

Russell Small Cap Contrarian ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Contrarian Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.45%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.45%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$46
3 Years	$177

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period October 5, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Contrarian Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment

37

objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a small cap contrarian, deep value investment discipline. This discipline focuses on companies that have lagged the market but where opportunities exist for the stock price to improve. Starting with the Russell 2500® Index (an index comprised of U.S. stocks), the Index includes stocks with low historical price to sales and low book and cash flow multiples. The Index excludes stocks that have significantly outperformed the market as measured by cumulative total return over the last one to three years. The Index constituents are equally weighted. The Index is reconstituted semi-annually.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows
38

  and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Deep Value Investing Risk . The risks of investing in deep value stocks are magnified because of the greater potential losses associated with investing in these stocks.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

39

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 41.
  Taxes, please see Taxes on page 41.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 41.
40

Additional Information

Purchase and Sale of Fund Shares

A Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) known as “Authorized Participants” only in large blocks of 100,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund’s benchmark index. An investor may incur brokerage costs in purchasing enough shares to constitute a Creation Unit.

Individual shares of a Fund may only be purchased and sold on a Fund’s principal U.S. listing exchange through your broker-dealer at market prices. Individual shares are not redeemable directly to a Fund. Because Fund shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price that is equal to NAV, greater than NAV (premium) or less than NAV (discount).

Please see the “Additional Purchase and Sale of Fund Shares Information” section in the Funds’ Prospectus for additional information.

Taxes

In general distributions from a Fund are taxable to you as either ordinary income or capital gains.

For more information about these and other tax matters relating to each Fund and its shareholders, please see the “Additional Tax Information” section in the Funds’ Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. For more information about payments to broker-dealers and other financial intermediaries please see “Other Considerations” in the Funds’ Prospectus.

41

Additional Information Regarding The Funds’ Principal Investment Strategies

GENERAL. Each Fund is an index-based exchange-traded fund (commonly referred to as an “ETF”). ETFs are funds that trade like other publicly-traded securities. Each Fund is designed to track the performance of an index. Similar to shares of an index mutual fund, each share of a Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of a Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

RIMCo seeks to track the performance of a Fund’s index as closely as possible (i.e., obtain a high degree of correlation with the index). A number of factors may affect a Fund’s ability to achieve a high correlation with its index, and there can be no guarantee that a Fund will achieve a high degree of correlation.

Each Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index. Each Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time a Fund invests its assets.

RIMCo utilizes a replication methodology. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its index in approximately the same proportions as in the index. The quantity of holdings in each Fund will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from each index. RIMCo may sell securities that are represented in an index, or purchase securities that are not yet represented in an index, in anticipation of their removal from or addition to an index. Further, RIMCo may choose to overweight securities in an index, purchase or sell securities not in an index, or utilize various combinations of other available techniques, in seeking to track an index.

CERTAIN OTHER INVESTMENTS. Each Fund may invest in money market instruments, including repurchase agreements, or funds that invest exclusively in money market instruments, including affiliated money market funds (subject to applicable limitations under the Investment Company Act of 1940, as amended (“1940 Act”)), convertible securities, variable rate demand notes, commercial paper, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular security or index), over-the-counter swaps and options, exchange-traded options and futures contracts. Swaps, options and futures contracts, convertible securities and structured notes may be used by a Fund in seeking performance that corresponds to its index and in managing cash flows.

42

ADDITIONAL RISK INFORMATION

An investment in the Funds, like any investment, has risks. The value of a Fund fluctuates and you could lose money. The following table lists the Funds and the types of principal and non-principal risks the Funds are subject to. Please refer to the discussion following the chart and the Funds’ Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

Fund	Principal Risks	Non-Principal Risks
Russell Aggressive Growth ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Growth Stocks
•  Aggressive Growth Investing Risk
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
• Reliability of Data
•  Market Volatility
•   Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell Consistent Growth ETF	• Passive Strategy/Index Risk • Tracking Error • Equity Securities • Growth Stocks • Securities of Medium Capitalization Companies • Market Trading Risk • Industry Concentration • Reliability of Data
•  Market Volatility
•   Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell Growth at a Reasonable Price ETF	• Passive Strategy/Index Risk • Tracking Error • Equity Securities • Growth Stocks • Securities of Medium Capitalization Companies • Market Trading Risk • Industry Concentration • Reliability of Data
•  Market Volatility
•   Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
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Fund	Principal Risks	Non-Principal Risks
Russell Contrarian ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Value Stocks
•  Deep Value Stocks
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
• Reliability of Data
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell Equity Income ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Value Stocks
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Reliability of Data
• Stable Dividend Yield Style
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell Low P/E ETF	• Passive Strategy/Index Risk • Tracking Error • Equity Securities • Value Stocks • Securities of Medium Capitalization Companies • Market Trading Risk • Industry Concentration • Reliability of Data
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
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Fund	Principal Risks	Non-Principal Risks
Russell Small Cap Aggressive Growth ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Growth Stocks
•  Aggressive Growth Investing Risk
•  Securities of Small Capitalization Companies
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Reliability of Data
• Liquidity Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
• Portfolio Turnover
Russell Small Cap Consistent Growth ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Growth Stocks
•  Securities of Small Capitalization Companies
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Reliability of Data
• Liquidity Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
• Portfolio Turnover
Russell Small Cap Low P/E ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Value Stocks
•  Securities of Small Capitalization Companies
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Reliability of Data
• Liquidity Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
• Portfolio Turnover
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Fund	Principal Risks	Non-Principal Risks
Russell Small Cap Contrarian ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Value Stocks
•  Deep Value Stocks
•  Securities of Small Capitalization Companies
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Reliability of Data
• Liquidity Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
• Portfolio Turnover

In order to determine which risks are principal or non-principal risks for a Fund, please refer to the table above.

Passive Strategy/Index Risk

The Funds are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from actively managed funds, which typically seek to outperform a benchmark index. As a result, the Funds may hold constituent securities of the indexes regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Funds’ return to be lower or higher than if the Funds employed an active strategy.

Tracking Error

Imperfect correlation between a Fund’s portfolio securities and those in its index, changes to the index and regulatory requirements may cause tracking error, the divergence of the Fund’s performance from that of its index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a Fund incurs fees and expenses while its index does not. The bankruptcy of a constituent company of an index can also result in loss and tracking error. RIMCo expects that, over time, each Fund’s tracking error will not exceed 5%.

Equity Securities

The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Funds that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. A Fund that has not been designated as a “growth” or “value” Fund may nonetheless invest in companies that fall within a particular investment style from time to time.

Value Stocks

The Fund may invest in value stocks. Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

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Deep Value Stocks

The Fund may invest in deep value stocks. The risks of investing in deep value stocks are magnified because of the greater potential losses associated with investing in these stocks.

Growth Stocks

The Fund may invest in growth stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.

Aggressive Growth Investing Risk

The Fund emphasizes an “aggressive growth” style of investing. The market values of aggressive growth stocks may be more volatile than other types of investments, as aggressive growth companies may participate in new industries, products or markets. In addition, aggressive growth companies may operate in more highly concentrated markets. The returns on “aggressive growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets and may be subject to more sudden or erratic price movements.

Securities of Small Capitalization Companies

Investments in securities of small capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks, because these companies generally have a limited track record. Smaller companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies and there may be increased trading and transaction costs associated with these securities. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

Securities of Medium Capitalization Companies

Investments in securities of medium capitalization companies are subject to the risks of common stocks. Investments in medium-sized companies may involve greater risks because these companies generally have a limited track record. Medium-sized companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies and there may be increased trading and transaction costs associated with these securities. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

Market Trading Risk

Although the shares of the Funds (“Shares”) are listed for trading on a Fund’s principal U.S. listing exchange (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all, on any stock exchange.

Industry Concentration Risk

Funds that concentrate their investments in a single industry carry a much greater risk of adverse developments in that industry than funds that invest in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.

Reliability of Data

The indexes are constructed by selecting stocks that exhibit specific traitsthat are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports

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inaccurate or fraudulent financial statements, the indexes will be constructed based on this incorrect data. As such, an index could contain companies not exhibiting the investment discipline. Since it is seeking to track an index, a Fund would also be susceptible to this risk.

Market Volatility

Financial markets have recently exhibited substantial instability and volatility. Volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. The Funds have established procedures to value instruments for which market prices may not be readily available. RIMCo will monitor developments in financial markets and seek to manage each Fund in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Risks of Secondary Listings

The Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. An active trading market may not exist for Fund shares, and although Fund shares are listed on a national securities exchange, it is possible that an active trading market may not be maintained. Additionally, the Fund’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Halting of Trades

Trading of Fund shares on an exchange may be halted whenever trading in equity securities generally is halted by the activation of marketwide “circuit breakers” (a rule that requires a halt in trading for a specific period of time when market prices decline by a specified percentage during the course of a trading day). Trading of Fund shares may also be halted if (1) the shares are delisted from the listing exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

Fluctuation of Net Asset Value

The net asset value of the Shares will generally fluctuate with changes in the market value of a Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in a Fund’s net asset value and supply and demand of Shares on the Exchange. It cannot be predicted whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of an index trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the net asset value of the Shares during periods of market volatility. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), RIMCo believes that large discounts or premiums to the net asset value of Shares should not be sustained. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to a Fund’s net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund’s net asset value. If an investor purchases Shares at a time when the market price is at a premium to the net asset value of the Shares or sells at a time when the market price is at a discount to the net asset value of the Shares, then the investor may sustain losses.

Costs of Buying or Selling Shares

Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the

48

“bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if a Fund’s Shares have more trading volume and market liquidity and higher if a Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Government Intervention in and Regulation of Financial Markets

Recent instability in the financial markets has led the governments across the globe to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The effects of such action are not yet fully known. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take additional actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation may also change the way in which a Fund is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings.

The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances. In the event of such a disturbance, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. It is not certain whether governments would intervene in response to future market disturbances and the effect of any such future intervention cannot be predicted.

Money Market Fund Investments

Although money market funds generally seek to preserve the value of their shares at $1.00 per share, it is possible that a Fund could lose money by investing in a money market fund. Investments in money market funds have traditionally not been and currently are not federally insured.

Money Market Securities (including commercial paper)

Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.

Repurchase Agreements

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities that are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Convertible Securities

Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with equity securities.

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Demand Notes

Demand notes are obligations with the right to a “put.” The ability of a Fund to exercise the put may depend on the seller’s ability to purchase the securities at the time the put is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit a Fund from exercising the put except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put for financial reasons, a Fund may be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities.

A variable rate demand note is one whose terms provide for the automatic establishment of a new interest rate on set dates. Variable rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much or as quickly as interest rates generally.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by each Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (“1933 Act”), may occur.

Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus or summary prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, a Fund may be unable to achieve its desired level of exposure to a certain sector. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, a Fund will tend to have the greatest exposure to liquidity risk.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” A Fund may engage in active trading of portfolio securities to achieve its investment objective, including, without limitation, to reflect changes in the Fund’s index, such as reconstitutions and additions or deletions of component securities. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible. Portfolio turnover rates of the Funds,

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which will be reported in the Risk/Return Summary and the Financial Highlights sections once the Funds have operational history, will exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

Stable Dividend Yield Style

While the Fund may hold securities of companies that have historically paid a dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Past dividend payments are not a guarantee of future dividend payments. Also, dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.

MANAGEMENT OF THE Funds

The Funds’ investment adviser is RIMCo, 1301 Second Avenue, 18th Floor, Seattle, Washington, 98101. RIMCo, a wholly-owned subsidiary of Frank Russell Company (“Russell”), was established in 1982 to serve as the investment management arm of Russell. Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund.

RIMCo’s employee who has primary responsibility for the management of the Funds (the “RIMCo Manager”) is:

  Richard F. Johnson, Jr., CFA, Portfolio Manager since the Funds’ Inception. Mr. Johnson joined Russell as a Portfolio Manager in May 2010. Prior to joining Russell, from September 2009 to May 2010, Mr. Johnson pursued postgraduate studies at the University of Chicago Booth School of Business. Prior to the University of Chicago, Mr. Johnson worked at Menta Capital from February 2007 to December 2008, where he managed European and United Kingdom equity long/short market neutral investment strategies. Prior to Menta, from September 2005 to February 2007, Mr. Johnson co-managed a global macro strategy at Crescat Partners. Prior to Crescat, from May 2000 to November 2004, Mr. Johnson was a Portfolio Manager at McMorgan & Company on a team charged with managing a fundamental active equity portfolio benchmarked to the S&P 500 index. Mr. Johnson has primary responsibility for the management of the Russell Exchange Traded Funds.

Please see the Funds’ Statement of Additional Information for additional information about the RIMCo Manager’s compensation, other accounts managed by the RIMCo Manager and the RIMCo Manager’s ownership of securities in the Funds.

The Funds’ advisory fees as a percentage of average net assets are: Russell Aggressive Growth ETF, 0.37%; Russell Consistent Growth ETF, 0.37%; Russell Growth at a Reasonable Price ETF, 0.37%; Russell Contrarian ETF, 0.37%; Russell Equity Income ETF, 0.37%; Russell Low P/E ETF, 0.37%; Russell Small Cap Aggressive Growth ETF, 0.45%; Russell Small Cap Consistent Growth ETF, 0.45%; Russell Small Cap Low P/E ETF, 0.45%; and Russell Small Cap Contrarian ETF, 0.45%.

Each Fund invests its cash reserves in an unregistered cash management fund advised by RIMCo. RIMCo has waived its 0.05% advisory fee. RFSC charges a 0.05% administrative fee to the unregistered fund. The fees payable by a Fund with respect to the investment of the cash reserves are included in the Acquired Fund Fees and Expenses in the Fund’s Annual Fund Operating Expenses table if they are at least 0.01% of the Fund’s average net assets.

For all Funds, except the Russell Small Cap Aggressive Growth, Russell Small Cap Consistent Growth, Russell Small Cap Low P/E and Russell Small Cap Contratian ETFs, a discussion regarding the basis for the Board of Trustees’ (“Board”) approval of the management contract between RIMCo and the Funds, is available in the Funds’ semi-annual report to shareholders covering the period ended September 30, 2011.  For the Russell Small Cap Aggressive Growth, Russell Small Cap Consistent Growth, Russell Small Cap Low P/E and Russell Small Cap Contratian ETFs, a discussion regarding the basis for the Board’s approval of the management contract between RIMCo and the Funds, is available in the Funds’ annual report to shareholders covering the period ended March 31, 2012.

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INDEX PROVIDER

Russell is a leader in the design, construction and maintenance of equity security indexes. Russell is a Washington corporation which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company. RIMCo is a wholly owned subsidiary of Russell, and as such, each of Russell, RIMCo and Russell Financial Services, Inc. (“RFS”) is an affiliated person of each other within the meaning of Section 2(a)(3)(C) of the 1940 Act.

Russell has a long history of studying professional money managers and analyzing how they are similar, complementary and/or different.  Russell does this through qualitative and quantitative methods.  Initially, Russell divided U.S. equity managers into two categories, value and growth, based on book-to-price ratio (the value of the company relative to its market price) and the Institutional Brokers’ Estimate System forecast long-term growth mean (forecasted relative long term earnings growth of the stocks in their portfolios) of their portfolios.  Over time, distinctions within the value and growth investment styles were documented and multiple investment sub-styles were recognized. Managers were then evaluated and classified into more refined investment sub-style universes. These sub-style classifications are the foundation for the construction of the indexes used by the Funds offered by this Prospectus. RIMCo and the Index Provider have adopted policies and procedures designed to establish a wall of separation between the Index Provider and RIMCo. To this end, the policies and procedures: minimize or eliminate potential conflicts of interest; prevent certain persons from having any advantage over other market participants with respect to prior knowledge of companies that may be added to, or deleted from, an index or from the portfolios of any Funds that track the index; and prevent the dissemination or use of non-public information about pending changes to index constituents or methodology.

Based on Russell’s understanding of investment philosophies and strategies, and analyses of active managers over several decades, Russell has developed quantitative processes for creating portfolios that contain the types of holdings and exhibit investment characteristics of professional money managers in a variety of investment disciplines. The performance of these portfolios, called Investment Disciplines, is highly representative of specific active investment approaches which have distinct performance patterns in different market environments and at different stages of the economic cycle. The Investment Disciplines were used to construct the indexes used by the Funds offered by this Prospectus.  Each index has been in existence since October 2010 or prior.

Russell makes no representation or warranty, express or implied, to shareholders or any member of the public regarding the advisability of the Indexes to track general stock market performance or a segment of the same. Russell’s publication of the Indexes in no way suggests or implies an opinion by Russell as to the advisability of an investment in any or all of the securities upon which the Indexes are based. Russell is not responsible for and has not reviewed the Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Indexes. Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY OF THE INDEXES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RIMCO OR THE TRUST, INVESTORS, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF ANY OF THE INDEXES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ALL OF THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ADDITIONAL PURCHASE AND SALE OF FUND SHARES INFORMATION

Creations and Redemptions. Prior to trading in the secondary market, shares of each Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 100,000 shares or multiples thereof. Each “creator” or “Authorized Participant” enters into an authorized participant agreement with a Fund’s distributor, subject to acceptance by a Fund’s transfer agent. Only an Authorized Participant may create or redeem shares of a Fund

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directly with the Fund. A creation transaction, which is subject to acceptance by the Funds’ Distributor, generally takes place when an Authorized Participant submits an order in “proper form” and deposits into a Fund a portfolio of securities approximating the holdings of the Fund in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of the Fund, but, in certain cases, an Authorized Participant may deposit cash in lieu of certain securities in that portfolio.

Similarly, shares can be redeemed only in Creation Units, generally in-kind, for a portfolio of securities held by a Fund (“Fund Securities”) and, in certain cases, a redemption may contain cash in lieu of certain securities of that portfolio. Except when aggregated in Creation Units, shares are not redeemable by a Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

A creation or redemption order is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and SAI are properly followed. For an order to be in “proper form,” the order will need to be submitted by an authorized person of an Authorized Participant and include all required information prior to the designated cut-off time (e.g., identifying information of the Authorized Participant and authorized person, Fund(s) that the order relates to, type of order, number of units being created or redeemed and PIN number, signature and/or other means of identification of the authorized person).

The Funds intend to comply with the U.S. federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, under the authorized participant agreement, Authorized Participants will neither deliver portfolio securities to a Fund, nor be able to receive Fund Securities that are “restricted securities” as such term is used in Rule 144(a)(3)(i) promulgated under the 1933 Act.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a Depository Trust Company (“DTC”) participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders as well as the estimated costs of Creation Units) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

The Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. If you buy or sell Shares in the secondary market, you will pay the secondary market price for Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of a Fund’s Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s NAV, which is calculated at the end of each business day. The Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily NAV of the Shares. The trading prices of a Fund’s Shares may deviate significantly from its NAV during periods of market volatility. Given, however, that Shares can be issued and redeemed daily in Creation Units, RIMCo believes that

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large discounts and premiums to NAV should not be sustained for very long. Information showing the number of days the market price of a Fund’s Shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., at a premium or discount) for various time periods is available by visiting the Funds’ website at http://www.russelletfs.com.

Every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to the Funds will be disseminated. The IOPV calculations are estimates of the value of the Funds’ NAV per Share using current market prices converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities’ local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the NAV per Share of the Funds, which is calculated only once a day. Neither the Funds, nor RIMCo or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Fund Shares are issued and redeemed only in Creation Units available only from a Fund directly, and that most trading in a Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in a negative impact to a Fund or its shareholders.

Transaction Fees. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge (up to the maximum amount shown below) to compensate for brokerage and market impact expenses. The standard and maximum additional creation and redemption transaction fees are set forth below.

The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. RIMCo may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee is the same regardless of the number of Creation Units redeemed on the same day. Creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) are also subject to an additional variable charge up to the maximum amount shown in the table below. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund and redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services.

Additionally, brokerage and other costs will be associated with the aggregation of sufficient Fund Shares to redeem the Fund Shares in a Creation Unit.

The following table also shows, as of the date of this Prospectus, the approximate value of one Creation Unit, including standard and maximum additional creation and redemption transaction fees:

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	Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Variable Charge for Creations*	Maximum Additional Variable Charge for Redemptions*
Russell Aggressive Growth ETF	$5,000,000	100,000	$500	5%	2%
Russell Consistent Growth ETF	$5,000,000	100,000	$500	5%	2%
Russell Growth at a Reasonable Price ETF	$5,000,000	100,000	$500	5%	2%
Russell Contrarian ETF	$5,000,000	100,000	$500	5%	2%
Russell Equity Income ETF	$5,000,000	100,000	$500	5%	2%
Russell Low P/E ETF	$5,000,000	100,000	$500	5%	2%
Russell Small Cap Aggressive Growth ETF	$5,000,000	100,000	$1,200	5%	2%
Russell Small Cap Consistent Growth ETF	$5,000,000	100,000	$1,200	5%	2%
Russell Small Cap Low P/E ETF	$5,000,000	100,000	$1,200	5%	2%
Russell Small Cap Contrarian ETF	$5,000,000	100,000	$1,200	5%	2%
*	As a percentage of the amount invested.

DISTRIBUTION

ALPS Distributors, Inc. (the “Distributor”) is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Distributor is the “principal underwriter” for Russell Exchange Traded Funds Trust (the “Trust”) in connection with the issuance of Creation Units of each Fund. Pursuant to a written agreement RFS provides to the Distributor marketing services related to the Funds. RFS does not receive compensation for services provided to the Distributor.

All orders to purchase Creation Units for each Fund must be placed with the Distributor by or through an Authorized Participant and it is the responsibility of the Distributor to transmit such orders to the relevant Fund. The Distributor furnishes to those placing such orders confirmation that the orders have been accepted, but the Distributor may reject any order that is not submitted in proper form.

The Distributor is also responsible for delivering the Prospectus to those persons creating Creation Units and for maintaining records of both the orders placed with it and the confirmations of acceptance furnished by it. In addition, the Distributor will maintain a record of the instructions given to the relevant Fund to implement the delivery of Creation Units.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

OTHER CONSIDERATIONS

DISTRIBUTION PLAN. Each Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Shares. No payments pursuant to the Distribution Plan will be made through at least July 29, 2014. Additionally, the implementation of any such payments would have to be approved by the Board prior to implementation. Because these fees would be paid out of each Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, RIMCo may make payments to the Distributor, broker-dealers, banks or other financial intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Funds available to their customers. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by RIMCo from its own resources, which come directly or indirectly in part from fees paid by Russell ETFs. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the

55

Funds over another investment. More information regarding these payments is contained in the Funds’ SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from RIMCo or its affiliates.

DIVIDENDS AND DISTRIBUTIONS

As a Fund shareholder, you are entitled to your share of a Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

Each Fund typically earns income in the form of dividends from stocks, interest from debt securities and, if any, securities lending income. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as “income dividend distributions.” Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions.”

Income in the form of dividend distributions, if any, are generally distributed to shareholders quarterly, but may vary significantly from quarter to quarter. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code (the “Code”).

Distributions in cash may be reinvested in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Dividends which are reinvested will nevertheless be taxable to the same extent as if such dividends had not been reinvested.

HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

The NAV of each Fund is calculated on each business day on which the New York Stock Exchange (“NYSE”) is open for regular trading. Each Fund determines NAV at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

The NAV of each Fund is computed by dividing the current value of a Fund’s assets (less liabilities) by the number of Shares of the Fund outstanding.

Transactions in Shares on the secondary market are conducted at market price, which may be higher or lower than NAV. Creation Unit transactions directly with the Fund will be priced at the NAV next determined after receipt of the order in proper form.

Valuation of Portfolio Holdings

The Funds value portfolio securities according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to Russell Fund Services Company. However, the Board retains oversight over the valuation process. Money market fund securities are priced using the amortized cost method of valuation unless the Board determines that amortized cost does not represent market value of short-term debt obligations. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument. Investments in other mutual funds are valued at their NAV per share, calculated at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The circumstances under which these companies will use fair value pricing and the effects of using fair value pricing can be found in the other mutual funds’ prospectuses.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or brokers (when permitted by the market value procedures).

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary

56

exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by a Fund may cause the NAV of its Shares to differ significantly from the NAV that would be calculated using current market values. Use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by its index, which, in turn, could result in a difference between such Fund’s performance and the performance of its index.

This policy is intended to assure that the Funds’ NAVs fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund Shares is determined may be reflected in the calculation of the NAVs for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing. Examples of events that could trigger fair value pricing of one or more securities are: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

ADDITIONAL TAX INFORMATION

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

Unless your investment in the Funds is through a tax-exempt entity or tax deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

- Each Fund makes distributions;

- You sell Shares listed on the Exchange; and

- You create or redeem Creation Units.

In general, distributions from a Fund are taxable to you as either ordinary income or long-term capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Distributions paid out of a Fund’s income or net-short term capital gains, if any, are generally taxable as ordinary income. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Early each year, you will receive a statement that shows the tax status of distributions you received for the previous year.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, and, in many cases, distributions from non-U.S. corporations. In the absence of further legislation, for taxable years beginning after December 31, 2012, the special rates for qualified dividend income will no longer apply, and such income will be taxed at ordinary income rates.

The Funds make no representation as to the amount or variability of each Fund’s capital gains distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, and shareholders’ redemption patterns.

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Fund distributions and gains from the sale or exchange of your Shares will also generally be subject to any state and local income taxes.

If you are a corporate investor, a portion of the dividends from net investment income paid by each Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

FOREIGN INCOME TAXES. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known. The Funds do not expect to be able to pass through to you certain foreign income taxes paid by the Funds.

NON-U.S. INVESTORS. If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. You may also potentially be subject to U.S. estate taxes.

TAXES ON EXCHANGE-LISTED SHARE SALES. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that long-term capital gain dividends were paid with respect to such Shares.

TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS. A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Certain investments held by the Funds may be classified as passive foreign investment companies or “PFICs” under the Code. Additional information pertaining to the potential tax consequence to the Funds, and to the shareholders, from the Funds’ potential investments in PFICs can be found in the SAI.

BACKUP WITHHOLDING. A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled “Taxes” in the Funds’ Statement of Additional Information.

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GENERAL INFORMATION

The Trust was organized as a Delaware statutory trust on July 27, 2009. If shareholders of any Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust’s form of organization.

For purposes of the 1940 Act, Shares of the Trust are issued by the respective Funds and the acquisition of Shares by investment companies and companies relying on Sections 3(c)(1) and 3(c)(7) of the 1940 Act is subject to the restrictions of section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order of the SEC. The Trust has received exemptive relief from Section 12(d)(1) to allow registered investment companies to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions as set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Dechert LLP serves as counsel to the Trust, including the Funds. PricewaterhouseCoopers, LLP serves as the independent registered public accounting firm and will audit the Funds’ financial statements annually.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.russelletfs.com.

Total Return Information

The table below presents information about the total returns of the Funds as of the calendar year ended December 31, 2011.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

A Fund’s NAV is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund and the market return is based on the market price of a Fund. Market price is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a Fund are listed, as of the time that a Fund’s NAV is calculated. Since shares of a Fund did not trade in the secondary market until after a Fund’s inception, for the period from inception to the first day of secondary market trading in shares of a Fund, the NAV of a Fund is used as a proxy for the market price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at market price and NAV, respectively.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the following tables do not reflect the deduction of taxes that a shareholder would pay on a Fund’s distributions or the redemption or sale of a Fund’s shares. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund’s past performance is no guarantee of future results.

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Performance as of December 31, 2011

Average Annual Total Returns – Commencement to 12/31/11

	NAV	Market	Benchmark(4)	Benchmark Return
Russell Aggressive Growth ETF(1)	(6.96)%	(7.02)%	Russell Aggressive Growth Index	(6.73)%
Russell Consistent Growth ETF(1)	(3.84)%	(3.82)%	Russell Consistent Growth Index	(3.62)%
Russell Growth at a Reasonable Price ETF(1)	(3.15)%	(3.17)%	Russell Growth at a Reasonable Price Index	(2.98)%
Russell Contrarian ETF(1)	(13.63)%	(13.65)%	Russell Contrarian Index	(13.41)%
Russell Equity Income ETF(1)	(4.32)%	(4.34)%	Russell Equity Income Index	(4.13)%
Russell Low P/E ETF(1)	(8.88)%	(8.89)%	Russell Low P/E Index	(8.64)%
Russell Small Cap Aggressive Growth ETF(2)	19.98%	19.53%	Russell U.S. Small Cap Aggressive Growth Index	20.20%
Russell Small Cap Consistent Growth ETF(2)	22.65%	22.47%	Russell U.S. Small Cap Consistent Growth Index	22.86%
Russell Small Cap Low P/E ETF(3)	15.65%	15.33%	Russell U.S. Small Cap Low P/E Index	15.94%
Russell Small Cap Contrarian ETF(3)	15.37%	15.36%	Russell U.S. Small Cap Contrarian Index	15.68%

Cumulative Annual Total Returns – Commencement to 12/31/11

	NAV	Market	Benchmark(4)	Benchmark Return
Russell Aggressive Growth ETF(1)	(6.96)%	(7.02)%	Russell Aggressive Growth Index	(6.73)%
Russell Consistent Growth ETF(1)	(3.84)%	(3.82)%	Russell Consistent Growth Index	(3.62)%
Russell Growth at a Reasonable Price ETF(1)	(3.15)%	(3.17)%	Russell Growth at a Reasonable Price Index	(2.98)%
Russell Contrarian ETF(1)	(13.63)%	(13.65)%	Russell Contrarian Index	(13.41)%
Russell Equity Income ETF(1)	(4.32)%	(4.34)%	Russell Equity Income Index	(4.13)%
Russell Low P/E ETF(1)	(8.88)%	(8.89)%	Russell Low P/E Index	(8.64)%
Russell Small Cap Aggressive Growth ETF(2)	19.98%	19.53%	Russell U.S. Small Cap Aggressive Growth Index	20.20%
Russell Small Cap Consistent Growth ETF(2)	22.65%	22.47%	Russell U.S. Small Cap Consistent Growth Index	22.86%
Russell Small Cap Low P/E ETF(3)	15.65%	15.33%	Russell U.S. Small Cap Low P/E Index	15.94%
Russell Small Cap Contrarian ETF(3)	15.37%	15.36%	Russell U.S. Small Cap Contrarian Index	15.68%

______

(1)	Date of Commencement is May 18, 2011.
(2)	Date of Commencement is October 4, 2011.
(3)	Date of Commencement is October 5, 2011.
(4)	Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns.

Frequency Distribution of Discounts and Premiums

The chart below presents information about differences between the per share NAV of a Fund and the market trading price of shares of a Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for a Fund’s shares as of the close of trading on the exchange where a Fund’s shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other exchange traded funds, the market price of a Fund’s shares is typically slightly higher or lower than a Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for a Fund’s shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

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The chart presents information about the size and frequency of premiums or discounts. Each line in the chart shows the number of trading days in which a Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented in the chart represents past performance and cannot be used to predict future results.

The below Premium/Discount Ranges are for the Period Covered: Inception Date (which is one day prior to Commencement Date) through December 31, 2011.  The Inception Date is May 17, 2011 for all Funds, except the Russell Small Cap Aggressive Growth ETF and Russell Small Cap Consistent Growth ETF, which have an Inception Date of October 3, 2011 and the Russell Small Cap Low P/E ETF and Russell Small Cap Contrarian ETF, which have an Inception Date of October 4, 2011.

Russell Aggressive Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	3	1.31%
Greater than 0.05% and Less than 0.20%	7	3.06%
Between 0.05% and (0.05)%	182	79.47%
Less than (0.05)% and Greater than (0.20)%	37	16.16%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Consistent Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	3	1.31%
Greater than 0.05% and Less than 0.20%	30	13.10%
Between 0.05% and (0.05)%	164	71.62%
Less than (0.05)% and Greater than (0.20)%	32	13.97%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Growth at a Reasonable Price

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	4	1.75%
Greater than 0.05% and Less than 0.20%	58	25.33%
Between 0.05% and (0.05)%	145	63.31%
Less than (0.05)% and Greater than (0.20)%	22	9.61%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Contrarian

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	1	0.44%
Greater than 0.05% and Less than 0.20%	7	3.06%
Between 0.05% and (0.05)%	178	77.72%
Less than (0.05)% and Greater than (0.20)%	42	18.34%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	1	0.44%

Russell Equity Income

61

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	3	1.31%
Greater than 0.05% and Less than 0.20%	40	17.47%
Between 0.05% and (0.05)%	150	65.50%
Less than (0.05)% and Greater than (0.20)%	32	13.97%
Less than (0.20)% and Greater than (1.00)%	4	1.75%
Greater than (1.00)%	0	0.00%

Russell Low P/E

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	7	3.06%
Greater than 0.05% and Less than 0.20%	57	24.89%
Between 0.05% and (0.05)%	132	57.64%
Less than (0.05)% and Greater than (0.20)%	33	14.41%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Small Cap Aggressive Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	1	1.11%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	3	3.33%
Between 0.05% and (0.05)%	27	30.00%
Less than (0.05)% and Greater than (0.20)%	28	31.11%
Less than (0.20)% and Greater than (1.00)%	31	34.45%
Greater than (1.00)%	0	0.00%

Russell Small Cap Consistent Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	9	10.00%
Between 0.05% and (0.05)%	22	24.44%
Less than (0.05)% and Greater than (0.20)%	43	47.78%
Less than (0.20)% and Greater than (1.00)%	16	17.78%
Greater than (1.00)%	0	0.00%

Russell Small Cap Low P/E

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	9	10.11%
Between 0.05% and (0.05)%	42	47.19%
Less than (0.05)% and Greater than (0.20)%	21	23.60%
Less than (0.20)% and Greater than (1.00)%	17	19.10%
Greater than (1.00)%	0	0.00%

Russell Small Cap Contrarian

62

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	27	30.34%
Between 0.05% and (0.05)%	45	50.56%
Less than (0.05)% and Greater than (0.20)%	16	17.98%
Less than (0.20)% and Greater than (1.00)%	1	1.12%
Greater than (1.00)%	0	0.00%
The below Premium/Discount Ranges are for the quarter ended March 31, 2012.

Russell Aggressive Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	17	18.68%
Between 0.05% and (0.05)%	62	68.13%
Less than (0.05)% and Greater than (0.20)%	12	13.19%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Consistent Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	17	18.68%
Between 0.05% and (0.05)%	62	68.13%
Less than (0.05)% and Greater than (0.20)%	12	13.19%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Growth at a Reasonable Price

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	20	21.98%
Between 0.05% and (0.05)%	63	69.23%
Less than (0.05)% and Greater than (0.20)%	8	8.79%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Contrarian

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	0	0.00%
Between 0.05% and (0.05)%	91	100.00%
Less than (0.05)% and Greater than (0.20)%	0	0.00%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Equity Income

63

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	7	7.69%
Between 0.05% and (0.05)%	82	90.11%
Less than (0.05)% and Greater than (0.20)%	2	2.20%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Low P/E

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	20	21.98%
Between 0.05% and (0.05)%	63	69.23%
Less than (0.05)% and Greater than (0.20)%	8	8.79%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Small Cap Aggressive Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	3	3.30%
Between 0.05% and (0.05)%	0	0.00%
Less than (0.05)% and Greater than (0.20)%	3	3.30%
Less than (0.20)% and Greater than (1.00)%	85	93.40%
Greater than (1.00)%	0	0.00%

Russell Small Cap Consistent Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	5	5.49%
Between 0.05% and (0.05)%	22	24.18%
Less than (0.05)% and Greater than (0.20)%	20	21.98%
Less than (0.20)% and Greater than (1.00)%	44	48.35%
Greater than (1.00)%	0	0.00%

Russell Small Cap Low P/E

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	0	0.00%
Between 0.05% and (0.05)%	0	0.00%
Less than (0.05)% and Greater than (0.20)%	10	10.99%
Less than (0.20)% and Greater than (1.00)%	81	89.01%
Greater than (1.00)%	0	0.00%

Russell Small Cap Contrarian

64

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	33	36.26%
Greater than 0.05% and Less than 0.20%	18	19.78%
Between 0.05% and (0.05)%	36	39.56%
Less than (0.05)% and Greater than (0.20)%	4	4.40%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%
The below Premium/Discount Ranges are for the quarter ended June 30, 2012.

Russell Aggressive Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	0	0.00%
Between 0.05% and (0.05)%	91	100.00%
Less than (0.05)% and Greater than (0.20)%	0	0.00%
Less than (0.20% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Consistent Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	0	0.00%
Between 0.05% and (0.05)%	77	84.62%
Less than (0.05)% and Greater than (0.20)%	14	15.38%
Less than (0.20% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Growth at a Reasonable Price

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	23	25.27%
Between 0.05% and (0.05)%	62	68.14%
Less than (0.05)% and Greater than (0.20)%	6	6.59%
Less than (0.20% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Contrarian

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	7	7.69%
Between 0.05% and (0.05)%	48	52.76%
Less than (0.05)% and Greater than (0.20)%	15	16.48%
Less than (0.20% and Greater than (1.00)%	14	15.38%
Greater than (1.00)%	7	7.69%

Russell Equity Income

65

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	9	9.89%
Greater than 0.05% and Less than 0.20%	10	10.99%
Between 0.05% and (0.05)%	72	79.12%
Less than (0.05)% and Greater than (0.20)%	0	0.00%
Less than (0.20% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Low P/E

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	91	100.00%
Between 0.05% and (0.05)%	0	0.00%
Less than (0.05)% and Greater than (0.20)%	0	0.00%
Less than (0.20% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Small Cap Aggressive Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	0	0.00%
Between 0.05% and (0.05)%	17	18.68%
Less than (0.05)% and Greater than (0.20)%	29	31.87%
Less than (0.20% and Greater than (1.00)%	45	49.45%
Greater than (1.00)%	0	0.00%

Russell Small Cap Consistent Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	1	1.10%
Greater than 0.05% and Less than 0.20%	13	14.29%
Between 0.05% and (0.05)%	60	65.93%
Less than (0.05)% and Greater than (0.20)%	17	18.68%
Less than (0.20% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Small Cap Low P/E

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	1	1.10%
Between 0.05% and (0.05)%	23	25.27%
Less than (0.05)% and Greater than (0.20)%	25	27.47%
Less than (0.20% and Greater than (1.00)%	42	46.15%
Greater than (1.00)%	0	0.00%

Russell Small Cap Contrarian

66

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	48	52.75%
Greater than 0.05% and Less than 0.20%	28	30.77%
Between 0.05% and (0.05)%	15	16.48%
Less than (0.05)% and Greater than (0.20)%	0	0.00%
Less than (0.20% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%
67

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

For a Share Outstanding Throughout the Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Aggressive Growth ETF
March 31, 2012(1)	48.91	.29	3.92	4.21	(.28)	-	-
Russell Consistent Growth ETF
March 31, 2012(1)	49.02	.48	4.84	5.32	(.39)	-	-
Russell Growth at a Reasonable Price ETF
March 31, 2012(1)	49.34	.64	2.91	3.55	(.65)	-	-
Russell Contrarian ETF
March 31, 2012(1)	49.51	.69	(1.85)	(1.16)	(.65)	-	-
Russell Equity Income ETF
March 31, 2012(1)	49.57	1.00	1.69	2.69	(.76)	-	-
Russell Low P/E ETF
March 31, 2012(1)	49.51	.77	.15	.92	(.77)	-	-
Russell Small Cap Aggressive Growth ETF
March 31, 2012(2)	47.22	.04	17.68	17.72	(.02)	-	-
Russell Small Cap Consistent Growth ETF
March 31, 2012(2)	47.56	.12	17.77	17.89	(.08)	-	-
Russell Small Cap Low P/E ETF
March 31, 2012(3)	52.94	.28	15.25	15.53	(.25)	-	-
Russell Small Cap Contrarian ETF
March 31, 2012(3)	52.93	.43	14.48	14.91	(.44)	-	-
68

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)(d)

(.28)	52.84	8.68	5,285.72		.37	.70	37

(.39)	53.95	10.95	32,367.68		.37	1.14	22

(.65)	52.24	7.38	26,122.71		.37	1.52	15

(.65)	47.70	(2.20)	4,770.72		.37	1.80	30

(.76)	51.50	5.57	56,655.67		.37	2.43	27

(.77)	49.66	2.02	4,966.70		.37	1.98	48

(.02)	64.92	37.52	6,492.72		.45	.13	35

(.08)	65.37	37.62	6,538.72		.45	.42	21

(.25)	68.22	29.37	6,822.73		.45	.91	43

(.44)	67.40	28.19	6,740.74		.45	1.40	57

Notes to Financial Highlights

(1)	For the period May 18, 2011 (commencement of operations) to March 31, 2012.
(2)	For the period October 4, 2011 (commencement of operations) to March 31, 2012.
(3)	For the period October 5, 2011 (commencement of operations) to March 31, 2012.
(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by RIMCo.
69

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual and semi-annual reports for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report or the Funds’ SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

Russell Exchange Traded Funds Trust
1301 Second Avenue
18th Floor
Seattle, WA 98101
Telephone: 1-888-775-3837

The Funds’ SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds’ Web site at www.russelletfs.com.

Each year you are automatically sent an updated prospectus and annual and semiannual reports for the Funds. You may also occasionally receive notifications of prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.

Distributor: ALPS Distributors, Inc.

Investment Company Act File No. 811-22320

80-44-038

Prospectus July 27, 2012

Russell High Dividend Yield ETFs

Fund	Ticker	Principal U.S. Listing Exchange
Russell High Dividend Yield ETF	HDIV	NYSE Arca, Inc.
Russell Small Cap High Dividend Yield ETF	DIVS	NYSE Arca, Inc.
The Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.	1301 Second Avenue Seattle, Washington 98101 888-775-3837

Risk/Return Summary

Russell High Dividend Yield ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap High Dividend Yield Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.33%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.33%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$34
3 Years	$135

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period March 15, 2012 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

1

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap High Dividend Yield Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities with high dividend yields. The Index includes securities in the Russell 1000® Index (an index comprised of U.S. large capitalization securities) with high dividend yields and quality characteristics such as dividend growth, earnings stability and sustained profitability. The Index is market-cap weighted and reconstituted quarterly.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Non-Diversification Policy. The Fund is a “non-diversified” investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index
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  regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits . Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the specific trait. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
  High Dividend Yield Style. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

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Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 8.
  Taxes, please see Taxes on page 8.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 8.
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Russell Small Cap High Dividend Yield ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap High Dividend Yield Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.38%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.38%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$39
3 Years	$150

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period March 15, 2012 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap High Dividend Yield Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s

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investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities with high dividend yields. The Index includes securities in the Russell 2000® Index (an index comprised of U.S. small capitalization securities) with high dividend yields and quality characteristics such as dividend growth, earnings stability and sustained profitability. The Index is market-cap weighted and reconstituted quarterly.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
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  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits . Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the specific trait. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  High Dividend Yield Style. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

7

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 8.
  Taxes, please see Taxes on page 8.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 8.

Additional Information

Purchase and Sale of Fund Shares

A Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) known as “Authorized Participants” only in large blocks of 100,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund’s benchmark index. An investor may incur brokerage costs in purchasing enough shares to constitute a Creation Unit.

Individual shares of a Fund may only be purchased and sold on a Fund’s principal U.S. listing exchange through your broker-dealer at market prices. Individual shares are not redeemable directly to a Fund. Because Fund shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price that is equal to NAV, greater than NAV (premium) or less than NAV (discount).

Please see the “Additional Purchase and Sale of Fund Shares Information” section in the Funds’ Prospectus for additional information.

Taxes

In general distributions from a Fund are taxable to you as either ordinary income or capital gains.

For more information about these and other tax matters relating to each Fund and its shareholders, please see the “Additional Tax Information” section in the Funds’ Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. For more information about payments to broker-dealers and other financial intermediaries please see “Other Considerations” in the Funds’ Prospectus.

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Additional Information Regarding The Funds’ Principal Investment Strategies

GENERAL. Each Fund is an index-based exchange-traded fund (commonly referred to as an “ETF”). ETFs are funds that trade like other publicly-traded securities. Each Fund is designed to track the performance of an index. Similar to shares of an index mutual fund, each share of a Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of a Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

RIMCo seeks to track the performance of a Fund’s index as closely as possible (i.e., obtain a high degree of correlation with the index). A number of factors may affect a Fund’s ability to achieve a high correlation with its index, and there can be no guarantee that a Fund will achieve a high degree of correlation.

Each Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index. Each Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time a Fund invests its assets.

RIMCo utilizes a replication methodology. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its index in approximately the same proportions as in the index. The quantity of holdings in each Fund will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from each index. RIMCo may sell securities that are represented in an index, or purchase securities that are not yet represented in an index, in anticipation of their removal from or addition to an index. Further, RIMCo may choose to overweight securities in an index, purchase or sell securities not in an index, or utilize various combinations of other available techniques, in seeking to track an index.

CERTAIN OTHER INVESTMENTS. Each Fund may invest in money market instruments, including repurchase agreements, or funds that invest exclusively in money market instruments, including affiliated money market funds (subject to applicable limitations under the Investment Company Act of 1940, as amended (“1940 Act”)), convertible securities, variable rate demand notes, commercial paper, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular security or index), over-the-counter swaps and options, exchange-traded options and futures contracts. Swaps, options and futures contracts, convertible securities and structured notes may be used by a Fund in seeking performance that corresponds to its index and in managing cash flows.

9

ADDITIONAL RISK INFORMATION

An investment in the Funds, like any investment, has risks. The value of a Fund fluctuates and you could lose money. The following table lists the Funds and the types of principal and non-principal risks the Funds are subject to. Please refer to the discussion following the chart and the Funds’ Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

Fund	Principal Risks	Non-Principal Risks
Russell High Dividend Yield ETF	• Passive Strategy/Index Risk • Tracking Error • Equity Securities • Market Trading Risk • Industry Concentration • Reliability of Data • Non-Diversification Risk • High Dividend Yield Style
•  Market Volatility
•  Government Intervention in and Regulation of Financial Markets
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell Small Cap High Dividend Yield ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Securities of Small Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Reliability of Data
• High Dividend Yield Style
•  Market Volatility
•  Government Intervention in and Regulation of Financial Markets
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•   Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover

In order to determine which risks are principal or non-principal risks for a Fund, please refer to the table above.

Passive Strategy/Index Risk

The Funds are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from actively managed funds, which typically seek to outperform a benchmark index. As a result, the Funds may hold constituent securities of the indexes regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Funds’ return to be lower or higher than if the Funds employed an active strategy.

Tracking Error

Imperfect correlation between a Fund’s portfolio securities and those in its index, changes to the index and regulatory requirements may cause tracking error, the divergence of the Fund’s performance from that of its index. This risk may be

10

heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a Fund incurs fees and expenses while its index does not. The bankruptcy of a constituent company of an index can also result in loss and tracking error. RIMCo expects that, over time, each Fund’s tracking error will not exceed 5%.

Equity Securities

The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Funds that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. A Fund that has not been designated as a “growth” or “value” Fund may nonetheless invest in companies that fall within a particular investment style from time to time.

Securities of Small Capitalization Companies

Investments in securities of small capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks, because these companies generally have a limited track record. Smaller companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies and there may be increased trading and transaction costs associated with these securities. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

Market Trading Risk

Although the shares of the Funds (“Shares”) are listed for trading on a Fund’s principal U.S. listing exchange (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all, on any stock exchange.

Industry Concentration Risk

Funds that concentrate their investments in a single industry carry a much greater risk of adverse developments in that industry than funds that invest in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.

Reliability of Data

The indexes are constructed by selecting stocks that exhibit specific traits. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the indexes will be constructed based on this incorrect data. As such, an index could contain companies not exhibiting the specific trait. Since it is seeking to track an index, a Fund would also be susceptible to this risk.

Market Volatility

Financial markets have recently exhibited substantial instability and volatility. Volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. The Funds have established procedures to value instruments for which market prices may not be readily available. RIMCo will monitor developments in financial markets and seek to manage each Fund in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

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Risks of Secondary Listings

The Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. An active trading market may not exist for Fund shares, and although Fund shares are listed on a national securities exchange, it is possible that an active trading market may not be maintained. Additionally, the Fund’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Halting of Trades

Trading of Fund shares on an exchange may be halted whenever trading in equity securities generally is halted by the activation of marketwide “circuit breakers” (a rule that requires a halt in trading for a specific period of time when market prices decline by a specified percentage during the course of a trading day). Trading of Fund shares may also be halted if (1) the shares are delisted from the listing exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

Fluctuation of Net Asset Value

The net asset value of the Shares will generally fluctuate with changes in the market value of a Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in a Fund’s net asset value and supply and demand of Shares on the Exchange. It cannot be predicted whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of an index trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the net asset value of the Shares during periods of market volatility. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), RIMCo believes that large discounts or premiums to the net asset value of Shares should not be sustained. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to a Fund’s net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund’s net asset value. If an investor purchases Shares at a time when the market price is at a premium to the net asset value of the Shares or sells at a time when the market price is at a discount to the net asset value of the Shares, then the investor may sustain losses.

Costs of Buying or Selling Shares

Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if a Fund’s Shares have more trading volume and market liquidity and higher if a Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Government Intervention in and Regulation of Financial Markets

Recent instability in the financial markets has led the governments across the globe to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have

12

experienced extreme volatility, and in some cases a lack of liquidity. The effects of such action are not yet fully known. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take additional actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation may also change the way in which a Fund is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings.

The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances. In the event of such a disturbance, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. It is not certain whether governments would intervene in response to future market disturbances and the effect of any such future intervention cannot be predicted.

Money Market Fund Investments

Although money market funds generally seek to preserve the value of their shares at $1.00 per share, it is possible that a Fund could lose money by investing in a money market fund. Investments in money market funds have traditionally not been and currently are not federally insured.

Money Market Securities (including commercial paper)

Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.

Repurchase Agreements

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities that are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Convertible Securities

Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with equity securities.

Demand Notes

Demand notes are obligations with the right to a “put.” The ability of a Fund to exercise the put may depend on the seller’s ability to purchase the securities at the time the put is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit a Fund from exercising the put except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put for financial reasons, a Fund may be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities.

A variable rate demand note is one whose terms provide for the automatic establishment of a new interest rate on set dates. Variable rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much or as quickly as interest rates generally.

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Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by each Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (“1933 Act”), may occur.

Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus or summary prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, a Fund may be unable to achieve its desired level of exposure to a certain sector. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, a Fund will tend to have the greatest exposure to liquidity risk.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” A Fund may engage in active trading of portfolio securities to achieve its investment objective, including, without limitation, to reflect changes in the Fund’s index, such as reconstitutions and additions or deletions of component securities. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible. Portfolio turnover rates of the Funds, which will be reported in the Risk/Return Summary and the Financial Highlights sections once the Funds have operational history, will exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

Non-Diversification Risk

A non-diversified fund is subject to additional risk. To the extent a Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, a Fund’s performance will be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence, than it would be if the Fund were a diversified fund.

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High Dividend Yield Style

While a Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of a Fund. Low priced securities in the Fund may be more susceptible to these risks, Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.

MANAGEMENT OF THE Funds

The Funds’ investment adviser is RIMCo, 1301 Second Avenue, 18th Floor, Seattle, Washington, 98101. RIMCo, a wholly-owned subsidiary of Frank Russell Company (“Russell”), was established in 1982 to serve as the investment management arm of Russell. Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund.

RIMCo’s employee who has primary responsibility for the management of the Funds (the “RIMCo Manager”) is:

  Richard F. Johnson, Jr., CFA, Portfolio Manager since the Funds’ Inception. Mr. Johnson joined Russell as a Portfolio Manager in May 2010. Prior to joining Russell, from September 2009 to May 2010, Mr. Johnson pursued postgraduate studies at the University of Chicago Booth School of Business. Prior to the University of Chicago, Mr. Johnson worked at Menta Capital from February 2007 to December 2008, where he managed European and United Kingdom equity long/short market neutral investment strategies. Prior to Menta, from September 2005 to February 2007, Mr. Johnson co-managed a global macro strategy at Crescat Partners. Prior to Crescat, from May 2000 to November 2004, Mr. Johnson was a Portfolio Manager at McMorgan & Company on a team charged with managing a fundamental active equity portfolio benchmarked to the S&P 500 index. Mr. Johnson has primary responsibility for the management of the Russell Exchange Traded Funds.

Please see the Funds’ Statement of Additional Information for additional information about the RIMCo Manager’s compensation, other accounts managed by the RIMCo Manager and the RIMCo Manager’s ownership of securities in the Funds.

The Funds’ advisory fees as a percentage of average net assets are: Russell High Dividend Yield ETF, 0.33% and Russell Small Cap Dividend Yield ETF, 0.38%.

Each Fund invests its cash reserves in an unregistered cash management fund advised by RIMCo. RIMCo has waived its 0.05% advisory fee. RFSC charges a 0.05% administrative fee to the unregistered fund. The fees payable by a Fund with respect to the investment of the cash reserves are included in the Acquired Fund Fees and Expenses in the Fund’s Annual Fund Operating Expenses table if they are at least 0.01% of the Fund’s average net assets.

A discussion regarding the basis for the Board of Trustees’ (“Board”) approval of the management contract between RIMCo and the Funds, is available in the Funds’ annual report to shareholders covering the period ended March 31, 2012.

INDEX PROVIDER

Russell is a leader in the design, construction and maintenance of equity security indexes. Russell is a Washington corporation which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company. RIMCo is a wholly owned subsidiary of Russell, and as such, each of Russell, RIMCo and Russell Financial Services, Inc. (“RFS”) is an affiliated person of each other within the meaning of Section 2(a)(3)(C) of the 1940 Act.

RIMCo and the Index Provider have adopted policies and procedures designed to establish a wall of separation between the Index Provider and RIMCo. To this end, the policies and procedures: minimize or eliminate potential conflicts of interest; prevent certain persons from having any advantage over other market participants with respect to

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prior knowledge of companies that may be added to, or deleted from, an index or from the portfolios of any Funds that track the index; and prevent the dissemination or use of non-public information about pending changes to index constituents or methodology.

Russell makes no representation or warranty, express or implied, to shareholders or any member of the public regarding the advisability of the Indexes to track general stock market performance or a segment of the same. Russell’s publication of the Indexes in no way suggests or implies an opinion by Russell as to the advisability of an investment in any or all of the securities upon which the Indexes are based. Russell is not responsible for and has not reviewed the Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Indexes. Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY OF THE INDEXES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RIMCO OR THE TRUST, INVESTORS, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF ANY OF THE INDEXES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ALL OF THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ADDITIONAL PURCHASE AND SALE OF FUND SHARES INFORMATION

Creations and Redemptions. Prior to trading in the secondary market, shares of each Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 100,000 shares or multiples thereof. Each “creator” or “Authorized Participant” enters into an authorized participant agreement with a Fund’s distributor, subject to acceptance by a Fund’s transfer agent. Only an Authorized Participant may create or redeem shares of a Fund directly with the Fund. A creation transaction, which is subject to acceptance by the Funds’ Distributor, generally takes place when an Authorized Participant submits an order in “proper form” and deposits into a Fund a portfolio of securities approximating the holdings of the Fund in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of the Fund, but, in certain cases, an Authorized Participant may deposit cash in lieu of certain securities in that portfolio.

Similarly, shares can be redeemed only in Creation Units, generally in-kind, for a portfolio of securities held by a Fund (“Fund Securities”) and, in certain cases, a redemption may contain cash in lieu of certain securities of that portfolio. Except when aggregated in Creation Units, shares are not redeemable by a Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

A creation or redemption order is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and SAI are properly followed. For an order to be in “proper form,” the order will need to be submitted by an authorized person of an Authorized Participant and include all required information prior to the designated cut-off time (e.g., identifying information of the Authorized Participant and authorized person, Fund(s) that the order relates to, type of order, number of units being created or redeemed and PIN number, signature and/or other means of identification of the authorized person).

The Funds intend to comply with the U.S. federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, under the authorized participant agreement, Authorized Participants will neither deliver portfolio securities to a Fund, nor be able to receive Fund Securities that are “restricted securities” as such term is used in Rule 144(a)(3)(i) promulgated under the 1933 Act.

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Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a Depository Trust Company (“DTC”) participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders as well as the estimated costs of Creation Units) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

The Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. If you buy or sell Shares in the secondary market, you will pay the secondary market price for Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of a Fund’s Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s NAV, which is calculated at the end of each business day. The Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily NAV of the Shares. The trading prices of a Fund’s Shares may deviate significantly from its NAV during periods of market volatility. Given, however, that Shares can be issued and redeemed daily in Creation Units, RIMCo believes that large discounts and premiums to NAV should not be sustained for very long. Information showing the number of days the market price of a Fund’s Shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., at a premium or discount) for various time periods is available by visiting the Funds’ website at http://www.russelletfs.com.

Every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to the Funds will be disseminated. The IOPV calculations are estimates of the value of the Funds’ NAV per Share using current market prices converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities’ local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the NAV per Share of the Funds, which is calculated only once a day. Neither the Funds, nor RIMCo or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Fund Shares are issued and redeemed only in Creation Units available only from a Fund directly, and that most trading in a Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in a negative impact to a Fund or its shareholders.

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Transaction Fees. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge (up to the maximum amount shown below) to compensate for brokerage and market impact expenses. The standard and maximum additional creation and redemption transaction fees are set forth below.

The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. RIMCo may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee is the same regardless of the number of Creation Units redeemed on the same day. Creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) are also subject to an additional variable charge up to the maximum amount shown in the table below. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund and redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services.

Additionally, brokerage and other costs will be associated with the aggregation of sufficient Fund Shares to redeem the Fund Shares in a Creation Unit.

The following table also shows, as of the date of this Prospectus, the approximate value of one Creation Unit, including standard and maximum additional creation and redemption transaction fees:

	Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Variable Charge for Creations*	Maximum Additional Variable Charge for Redemptions*
Russell High Dividend Yield ETF	$2,500,000	100,000	$250	5%	2%
Russell Small Cap High Dividend Yield ETF	$2,500,000	100,000	$450	5%	2%

*	As a percentage of the amount invested.

DISTRIBUTION

ALPS Distributors, Inc. (the “Distributor”) is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Distributor is the “principal underwriter” for Russell Exchange Traded Funds Trust (the “Trust”) in connection with the issuance of Creation Units of each Fund. Pursuant to a written agreement RFS provides to the Distributor marketing services related to the Funds. RFS does not receive compensation for services provided to the Distributor.

All orders to purchase Creation Units for each Fund must be placed with the Distributor by or through an Authorized Participant and it is the responsibility of the Distributor to transmit such orders to the relevant Fund. The Distributor furnishes to those placing such orders confirmation that the orders have been accepted, but the Distributor may reject any order that is not submitted in proper form.

The Distributor is also responsible for delivering the Prospectus to those persons creating Creation Units and for maintaining records of both the orders placed with it and the confirmations of acceptance furnished by it. In addition, the Distributor will maintain a record of the instructions given to the relevant Fund to implement the delivery of Creation Units.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

OTHER CONSIDERATIONS

DISTRIBUTION PLAN. Each Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Shares. No payments pursuant to the Distribution Plan will be made through at least July 29, 2014.

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Additionally, the implementation of any such payments would have to be approved by the Board prior to implementation. Because these fees would be paid out of each Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, RIMCo may make payments to the Distributor, broker-dealers, banks or other financial intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Funds available to their customers. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by RIMCo from its own resources, which come directly or indirectly in part from fees paid by Russell ETFs. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds over another investment. More information regarding these payments is contained in the Funds’ SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from RIMCo or its affiliates.

DIVIDENDS AND DISTRIBUTIONS

As a Fund shareholder, you are entitled to your share of a Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

Each Fund typically earns income in the form of dividends from stocks, interest from debt securities and, if any, securities lending income. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as “income dividend distributions.” Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions.”

Income in the form of dividend distributions, if any, are generally distributed to shareholders quarterly, but may vary significantly from quarter to quarter. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code (the “Code”).

Distributions in cash may be reinvested in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Dividends which are reinvested will nevertheless be taxable to the same extent as if such dividends had not been reinvested.

HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

The NAV of each Fund is calculated on each business day on which the New York Stock Exchange (“NYSE”) is open for regular trading. Each Fund determines NAV at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

The NAV of each Fund is computed by dividing the current value of a Fund’s assets (less liabilities) by the number of Shares of the Fund outstanding.

Transactions in Shares on the secondary market are conducted at market price, which may be higher or lower than NAV. Creation Unit transactions directly with the Fund will be priced at the NAV next determined after receipt of the order in proper form.

Valuation of Portfolio Holdings

The Funds value portfolio securities according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to Russell Fund Services Company. However, the Board retains oversight over the valuation process. Money market fund securities are priced using the amortized cost method of valuation unless the Board determines that amortized cost does not represent market value of short-term debt obligations. Under this method, a portfolio instrument is initially

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valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument. Investments in other mutual funds are valued at their NAV per share, calculated at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The circumstances under which these companies will use fair value pricing and the effects of using fair value pricing can be found in the other mutual funds’ prospectuses.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or brokers (when permitted by the market value procedures).

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by a Fund may cause the NAV of its Shares to differ significantly from the NAV that would be calculated using current market values. Use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by its index, which, in turn, could result in a difference between such Fund’s performance and the performance of its index.

This policy is intended to assure that the Funds’ NAVs fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund Shares is determined may be reflected in the calculation of the NAVs for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing. Examples of events that could trigger fair value pricing of one or more securities are: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

ADDITIONAL TAX INFORMATION

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

Unless your investment in the Funds is through a tax-exempt entity or tax deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

- Each Fund makes distributions;

- You sell Shares listed on the Exchange; and

- You create or redeem Creation Units.

In general, distributions from a Fund are taxable to you as either ordinary income or long-term capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Distributions paid out of a

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Fund’s income or net-short term capital gains, if any, are generally taxable as ordinary income. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Early each year, you will receive a statement that shows the tax status of distributions you received for the previous year.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, and, in many cases, distributions from non-U.S. corporations. In the absence of further legislation, for taxable years beginning after December 31, 2012, the special rates for qualified dividend income will no longer apply, and such income will be taxed at ordinary income rates.

The Funds make no representation as to the amount or variability of each Fund’s capital gains distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, and shareholders’ redemption patterns.

Fund distributions and gains from the sale or exchange of your Shares will also generally be subject to any state and local income taxes.

If you are a corporate investor, a portion of the dividends from net investment income paid by each Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

FOREIGN INCOME TAXES. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known. The Funds do not expect to be able to pass through to you certain foreign income taxes paid by the Funds.

NON-U.S. INVESTORS. If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. You may also potentially be subject to U.S. estate taxes.

TAXES ON EXCHANGE-LISTED SHARE SALES. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that long-term capital gain dividends were paid with respect to such Shares.

TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS. A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

21

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Certain investments held by the Funds may be classified as passive foreign investment companies or “PFICs” under the Code. Additional information pertaining to the potential tax consequence to the Funds, and to the shareholders, from the Funds’ potential investments in PFICs can be found in the SAI.

BACKUP WITHHOLDING. A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled “Taxes” in the Funds’ Statement of Additional Information.

GENERAL INFORMATION

The Trust was organized as a Delaware statutory trust on July 27, 2009. If shareholders of any Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust’s form of organization.

For purposes of the 1940 Act, Shares of the Trust are issued by the respective Funds and the acquisition of Shares by investment companies and companies relying on Sections 3(c)(1) and 3(c)(7) of the 1940 Act is subject to the restrictions of section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order of the SEC. The Trust has received exemptive relief from Section 12(d)(1) to allow registered investment companies to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions as set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Dechert LLP serves as counsel to the Trust, including the Funds. PricewaterhouseCoopers, LLP serves as the independent registered public accounting firm and will audit the Funds’ financial statements annually.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.russelletfs.com.

Total Return Information

The table below presents information about the total returns of the Funds for the period ended March 31, 2012.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

A Fund’s NAV is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund and the market return is based on the market price of a Fund. Market price is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a Fund are listed, as of the time that a Fund’s NAV is calculated. Since shares of a Fund did not trade in the secondary market until after a Fund’s inception, for the period from inception to the first day of secondary market trading in shares of a Fund, the NAV of a Fund is used as a proxy for the market price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at market price and NAV, respectively.

22

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the following tables do not reflect the deduction of taxes that a shareholder would pay on a Fund’s distributions or the redemption or sale of a Fund’s shares. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund’s past performance is no guarantee of future results.

Performance as of March 31, 2012

Average Annual Total Returns – Commencement to 03/31/12

	NAV	Market	Benchmark(3)	Benchmark Return
Russell High Dividend Yield ETF(1)	0.16%	0.21%	Russell U.S. Large Cap High Dividend Yield Index	0.17%
Russell Small Cap High Dividend Yield ETF(1)	1.14%	1.26%	Russell U.S. Small Cap High Dividend Yield Index	1.16%

Cumulative Annual Total Returns – Commencement to 03/31/12

	NAV	Market	Benchmark(3)	Benchmark Return
Russell High Dividend Yield ETF(1)	0.16%	0.21%	Russell U.S. Large Cap High Dividend Yield Index	0.17%
Russell Small Cap High Dividend Yield ETF(1)	1.14%	1.26%	Russell U.S. Small Cap High Dividend Yield Index	1.16%

______

(1)	Date of Commencement is March 15, 2012.
(2)	Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns.

Frequency Distribution of Discounts and Premiums

The chart below presents information about differences between the per share NAV of a Fund and the market trading price of shares of a Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for a Fund’s shares as of the close of trading on the exchange where a Fund’s shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other exchange traded funds, the market price of a Fund’s shares is typically slightly higher or lower than a Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for a Fund’s shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

The chart presents information about the size and frequency of premiums or discounts. Each line in the chart shows the number of trading days in which a Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented in the chart represents past performance and cannot be used to predict future results.

The below Premium/Discount Ranges are for the Periods noted for all Funds.

Russell High Dividend Yield ETF

Period Covered: March 14, 2012 (Inception of Fund) through March 31, 2012 (Unaudited)

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	1	5.56%
Greater than 0.05% and Less than 0.20%	9	50.00%
23

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.05% and (0.05)%	8	44.44%
Greater than (0.05)% and Less than (0.20)%	0	0.00%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Small Cap High Dividend Yield ETF

Period Covered: March 14, 2012 (Inception of Fund) through March 31, 2012 (Unaudited)

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	15	83.33%
Between 0.05% and (0.05)%	3	16.67%
Greater than (0.05)% and Less than (0.20)%	0	0.00%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell High Dividend Yield ETF

Period Covered: April 1, 2012 through June 30, 2012 (Unaudited)

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	6	6.59%
Between 0.05% and (0.05)%	58	63.74%
Greater than (0.05)% and Less than (0.20)%	27	29.67%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Small Cap High Dividend Yield ETF

Period Covered: April 1, 2012 through June 30, 2012 (Unaudited)

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	4	4.40%
Greater than 0.05% and Less than 0.20%	15	16.48%
Between 0.05% and (0.05)%	68	74.72%
Greater than (0.05)% and Less than (0.20)%	4	4.40%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

24

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

For a Share Outstanding Throughout the Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell High Dividend Yield ETF
March 31, 2012(1)	24.85	.01	.03	.04	-	-	-
Russell Small Cap High Dividend Yield ETF
March 31, 2012(1)	24.78	.11	.17	.28	-	-	-
25

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net (c)(e)	% Ratio of Net Investment Income to Average Net Assets (c)(e)	% Portfolio Turnover Rate(b)(d)

-	24.89	.16	4,978.59		.33	1.04	-

-	25.06	1.14	2,506.63		.38	8.89	-

Notes to Financial Highlights

(1)	For the period March 15, 2012 (commencement of operations) to March 31, 2012.
(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by RIMCo.
26

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual and semi-annual reports for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report or the Funds’ SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

Russell Exchange Traded Funds Trust
1301 Second Avenue
18th Floor
Seattle, WA 98101
Telephone: 1-888-775-3837

The Funds’ SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds’ Web site at www.russelletfs.com.

Each year you are automatically sent an updated prospectus and annual and semiannual reports for the Funds. You may also occasionally receive notifications of prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.

Distributor: ALPS Distributors, Inc.

Investment Company Act File No. 811-22320

80-46-003

Prospectus July 27, 2012

Russell Factor ETFs

Fund	Ticker	Principal U.S. Listing Exchange
Russell 1000 Low Beta ETF	LBTA	NYSE Arca, Inc.
Russell 1000 High Beta ETF	HBTA	NYSE Arca, Inc.
Russell 1000 Low Volatility ETF	LVOL	NYSE Arca, Inc.
Russell 1000 High Volatility ETF	HVOL	NYSE Arca, Inc.
Russell 1000 High Momentum ETF	HMTM	NYSE Arca, Inc.
Russell 2000 Low Beta ETF	SLBT	NYSE Arca, Inc.
Russell 2000 High Beta ETF	SHBT	NYSE Arca, Inc.
Russell 2000 Low Volatility ETF	SLVY	NYSE Arca, Inc.
Russell 2000 High Volatility ETF	SHVY	NYSE Arca, Inc.
Russell 2000 High Momentum ETF	SHMO	NYSE Arca, Inc.
Russell Developed ex-U.S. Low Beta ETF	XLBT	NYSE Arca, Inc.
Russell Developed ex-U.S. High Beta ETF	XHBT	NYSE Arca, Inc.
Russell Developed ex-U.S. Low Volatility ETF	XLVO	NYSE Arca, Inc.
Russell Developed ex-U.S. High Volatility ETF	XHVO	NYSE Arca, Inc.
Russell Developed ex-U.S. High Momentum ETF	XHMO	NYSE Arca, Inc.
The Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.	1301 Second Avenue Seattle, Washington 98101 888-775-3837

Risk/Return Summary

Russell 1000 Low Beta ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Beta Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.49%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.49%
Less Fee Waivers and Expense Reimbursements***	(0.29)%
Net Annual Fund Operating Expenses	0.20%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.29% of its 0.49% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$20
3 Years	$131
5 Years	$319
10 Years	$864

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when

Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Beta Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to equity securities that have low predicted beta. Beta is a measure of the sensitivity of a security’s price to a change in the broad market price level, as represented by the Russell 1000® Index (“Parent Index”). Low beta securities are considered to have a lower risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio.

To construct the Index, the Index starts with the Parent Index and selects securities to deliver focused exposure to low beta securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 200 securities and is reconstituted monthly to maintain its focus on low beta securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Beta Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, lower beta stocks are seen as having a lower risk profile than the overall market.  However, a portfolio comprised of low beta stocks may not produce investment exposure that is less sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 61.
  Taxes, please see Taxes on page 61.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 61.

Russell 1000 High Beta ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Beta Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.49%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.49%
Less Fee Waivers and Expense Reimbursements***	(0.29)%
Net Annual Fund Operating Expenses	0.20%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.29% of its 0.49% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$20
3 Years	$132
5 Years	$323
10 Years	$874

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 122% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Beta Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to equity securities that have high predicted beta. Beta is a measure of the sensitivity of a security’s price to a change in the broad market price level, as represented by the Russell 1000® Index (“Parent Index”). High beta securities are considered to have a higher risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio.

To construct the Index, the Index starts with the Parent Index and selects securities to deliver focused exposure to high beta securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 200 securities and is reconstituted monthly to maintain its focus on high beta securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Beta Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, higher beta stocks are seen as having a higher risk profile than the overall market.  However, a portfolio comprised of high beta stocks may not produce investment exposure that is more sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 61.
  Taxes, please see Taxes on page 61.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 61.

Russell 1000 Low Volatility ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Volatility Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.49%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.49%
Less Fee Waivers and Expense Reimbursements***	(0.29)%
Net Annual Fund Operating Expenses	0.20%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.29% of its 0.49% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$20
3 Years	$128
5 Years	$312
10 Years	$844

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to equity securities with low volatility. Volatility is a measure of a security’s variability in total returns based on its historic behavior. Low volatility securities are considered to have a lower return variability than the overall market and can be used by investors to adjust volatility exposure in a portfolio.

To construct the Index, the Index starts with the Russell 1000® Index and selects securities to deliver focused exposure to low volatility securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 200 securities and is reconstituted monthly to maintain its focus on low volatility securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets.  However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 61.
  Taxes, please see Taxes on page 61.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 61.

Russell 1000 High Volatility ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Volatility Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.49%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.49%
Less Fee Waivers and Expense Reimbursements***	(0.29)%
Net Annual Fund Operating Expenses	0.20%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.29% of its 0.49% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$20
3 Years	$135
5 Years	$333
10 Years	$905

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to equity securities with high volatility. Volatility is a measure of a security’s variability in total returns based on its historic behavior. High volatility securities are considered to have a higher return variability than the overall market and can be used by investors to adjust volatility exposure in a portfolio.

To construct the Index, the Index starts with the Russell 1000® Index and selects securities to deliver focused exposure to high volatility securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 200 securities and is reconstituted monthly to maintain its focus on high volatility securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, high volatility stocks are seen as having a higher risk profile than the overall markets.  However, a portfolio comprised of high volatility stocks may not produce investment exposure that has higher variability to changes in such stocks’ price levels.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 61.
  Taxes, please see Taxes on page 61.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 61.

Russell 1000 High Momentum ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Momentum Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.49%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.49%
Less Fee Waivers and Expense Reimbursements***	(0.29)%
Net Annual Fund Operating Expenses	0.20%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.29% of its 0.49% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$20
3 Years	$134
5 Years	$329
10 Years	$895

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Momentum Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to equity securities with high momentum. Momentum is a measure of a security’s past price performance as measured by cumulative return. High momentum securities can be used to adjust momentum exposure in a portfolio.

To construct the Index, the Index starts with the Russell 1000® Index and selects securities to deliver focused exposure to high momentum securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 200 securities and is reconstituted monthly to maintain its focus on high momentum securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Momentum Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Momentum is a measure of a stock’s past price performance relative to other stocks as measured by cumulative return over a specified prior period. Positive momentum stocks have performed well in the past and may, although subject to the same risks of common stocks, be more volatile than the overall market and may experience periods of relative underperformance. Additionally, a portfolio comprised of high momentum stocks may not produce investment exposure consistent with prior performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 61.
  Taxes, please see Taxes on page 61.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 61.

Russell 2000 Low Beta ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Beta Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.69%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.69%
Less Fee Waivers and Expense Reimbursements***	(0.39)%
Net Annual Fund Operating Expenses	0.30%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.39% of its 0.69% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$180
5 Years	$429
10 Years	$1,142

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Beta Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to equity securities that have low predicted beta. Beta is a measure of the sensitivity of a security’s price to a change in the broad market price level, as represented by the Russell 2000® Index (“Parent Index”). Low beta securities are considered to have a lower risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio.

To construct the Index, the Index starts with the Parent Index and selects securities to deliver focused exposure to low beta securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on low beta securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Beta Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, lower beta stocks are seen as having a lower risk profile than the overall market.  However, a portfolio comprised of low beta stocks may not produce investment exposure that is less sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 61.
  Taxes, please see Taxes on page 61.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 61.

Russell 2000 High Beta ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Beta Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.69%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.69%
Less Fee Waivers and Expense Reimbursements***	(0.39)%
Net Annual Fund Operating Expenses	0.30%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.39% of its 0.69% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$180
5 Years	$429
10 Years	$1,142

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 126% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Beta Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to equity securities that have high predicted beta. Beta is a measure of the sensitivity of a security’s price to a change in the broad market price level, as represented by the Russell 2000® Index (“Parent Index”). High beta securities are considered to have a higher risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio.

To construct the Index, the Index starts with the Parent Index and selects securities to deliver focused exposure to high beta securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on high beta securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Beta Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, higher beta stocks are seen as having a higher risk profile than the overall market.  However, a portfolio comprised of high beta stocks may not produce investment exposure that is more sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 61.
  Taxes, please see Taxes on page 61.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 61.

Russell 2000 Low Volatility ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Volatility Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.69%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.69%
Less Fee Waivers and Expense Reimbursements***	(0.39)%
Net Annual Fund Operating Expenses	0.30%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.39% of its 0.69% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$180
5 Years	$429
10 Years	$1,142

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to equity securities with low volatility. Volatility is a measure of a security’s variability in total returns based on its historic behavior. Low volatility securities are considered to have a lower return variability than the overall market and can be used by investors to adjust volatility exposure in a portfolio.

To construct the Index, the Index starts with the Russell 2000® Index and selects securities to deliver focused exposure to low volatility securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on low volatility securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets.  However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 61.
  Taxes, please see Taxes on page 61.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 61.

Russell 2000 High Volatility ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Volatility Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.69%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.69%
Less Fee Waivers and Expense Reimbursements***	(0.39)%
Net Annual Fund Operating Expenses	0.30%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.39% of its 0.69% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$176
5 Years	$415
10 Years	$1,103

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to equity securities with high volatility. Volatility is a measure of a security’s variability in total returns based on its historic behavior. High volatility securities are considered to have a higher return variability than the overall market and can be used by investors to adjust volatility exposure in a portfolio.

To construct the Index, the Index starts with the Russell 2000® Index and selects securities to deliver focused exposure to high volatility securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on high volatility securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, high volatility stocks are seen as having a higher risk profile than the overall markets.  However, a portfolio comprised of high volatility stocks may not produce investment exposure that has higher variability to changes in such stocks’ price levels.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 61.
  Taxes, please see Taxes on page 61.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 61.

Russell 2000 High Momentum ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Momentum Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.69%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.69%
Less Fee Waivers and Expense Reimbursements***	(0.39)%
Net Annual Fund Operating Expenses	0.30%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.39% of its 0.69% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$177
5 Years	$419
10 Years	$1,113

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Momentum Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to equity securities with high momentum. Momentum is a measure of a security’s past price performance as measured by cumulative return. High momentum securities can be used to adjust momentum exposure in a portfolio.

To construct the Index, the Index starts with the Russell 2000® Index and selects securities to deliver focused exposure to high momentum securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on high momentum securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Momentum Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Momentum is a measure of a stock’s past price performance relative to other stocks as measured by cumulative return over a specified prior period. Positive momentum stocks have performed well in the past and may, although subject to the same risks of common stocks, be more volatile than the overall market and may experience periods of relative underperformance. Additionally, a portfolio comprised of high momentum stocks may not produce investment exposure consistent with prior performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 61.
  Taxes, please see Taxes on page 61.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 61.

Russell Developed ex-U.S. Low Beta ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap Low Beta Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.59%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.59%
Less Fee Waivers and Expense Reimbursements***	(0.34)%
Net Annual Fund Operating Expenses	0.25%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.34% of its 0.59% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$26
3 Years	$150

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period November 3, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap Low Beta Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index, which may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.

The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

The Index is designed to deliver exposure to equity securities that have low predicted beta. Beta is a measure of the sensitivity of a security’s price to a change in the broad market price level, as represented by the Russell Developed ex-U.S. Large Cap Index (“Parent Index”). Low beta securities are considered to have a lower risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio.

To construct the Index, the Index starts with the Parent Index and selects securities to deliver focused exposure to low beta securities, while controlling index turnover and minimizing exposure and non-target factors. All ex-U.S. factor indexes also neutralize country and currency effects. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on low beta securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to minimum lot size requirements, security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Non-U.S. Securities . Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Beta Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, lower beta stocks are seen as having a lower risk profile than the overall market.  However, a portfolio comprised of low beta stocks may not produce investment exposure that is less sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 61.
  Taxes, please see Taxes on page 61.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 61.

Russell Developed ex-U.S. High Beta ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap High Beta Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.59%
Distribution (12b-1) Fees*	0.00%
Other Expenses**	0.00%
Total Annual Fund Operating Expenses***	0.59%
Less Fee Waivers and Expense Reimbursements****	(0.34)%
Net Annual Fund Operating Expenses	0.25%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund’s operation andwill not pay such a fee until such time as authorized by the Board of Trustees.
**	Other Expenses are based on estimated amounts for the current fiscal year.
***	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
****	Until July 29, 2014, RIMCo has contractually agreed to waive 0.34% of its 0.59% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$26
3 Years	$150

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap High Beta Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index, which may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.

The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

The Index is designed to deliver exposure to equity securities that have high predicted betas as determined by a screening and ranking methodology applied to the output of the Axioma AX-WW 2.1 World-Wide ex-USA Equity Factor Risk model. Beta is a measure of the sensitivity of a security’s price to a change in the broad market price level, as represented by the Russell Developed ex-U.S. Large Cap Index. High beta securities are considered to have a higher risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio. To construct an index that tracks securities with high predicted betas, the Index starts with the Russell Developed ex-U.S. Large Cap Index and ranks its constituents by predicted beta from the model. Starting with the highest beta security, a target portfolio is created by adding the next highest beta securities until the target portfolio has a total capitalization of 35% of the Russell Developed ex-U.S. Large Cap Index. The Index then selects a portfolio of approximately 400 securities of the Russell Developed ex-U.S. Large Cap Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as volatility and momentum.  To maintain its focus on high beta securities, the Index is reconstituted monthly.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to minimum lot size requirements, security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Non-U.S. Securities . Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Beta Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, higher beta stocks are seen as having a higher risk profile than the overall market.  However, a portfolio comprised of high beta stocks may not produce investment exposure that is more sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.
  New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 61.
  Taxes, please see Taxes on page 61.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 61.

Russell Developed ex-U.S. Low Volatility ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap Low Volatility Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.59%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.59%
Less Fee Waivers and Expense Reimbursements***	(0.34)%
Net Annual Fund Operating Expenses	0.25%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.34% of its 0.59% management fee. This waiver may not be terminated during the relevant period except with Board approval.
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$26
3 Years	$150

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period November 3, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap Low Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index, which may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.

The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

The Index is designed to deliver exposure to equity securities with low volatility. Volatility is a measure of a security’s variability in total returns based on its historic behavior. Low volatility securities are considered to have a lower return variability than the overall market and can be used by investors to adjust volatility exposure in a portfolio.

To construct the Index, the Index starts with the Russell Developed ex-U.S. Large Cap Index and selects securities to deliver focused exposure to low volatility securities, while controlling index turnover and minimizing exposure to non-target factors. All ex-U.S. factor indexes also neutralize country and currency effects. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on low volatility securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to minimum lot size requirements, security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Non-U.S. Securities . Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.

  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets.  However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 61.
  Taxes, please see Taxes on page 61.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 61.

Russell Developed ex-U.S. High Volatility ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap High Volatility Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.59%
Distribution (12b-1) Fees*	0.00%
Other Expenses**	0.00%
Total Annual Fund Operating Expenses***	0.59%
Less Fee Waivers and Expense Reimbursements****	(0.34)%
Net Annual Fund Operating Expenses	0.25%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund’s operation andwill not pay such a fee until such time as authorized by the Board of Trustees.
**	Other Expenses are based on estimated amounts for the current fiscal year.
***	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
****	Until July 29, 2014, RIMCo has contractually agreed to waive 0.34% of its 0.59% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$26
3 Years	$150

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap High Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index, which may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.

The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

The Index is designed to deliver exposure to equity securities with high volatility as determined by a screening and ranking methodology applied to the output of the Axioma AX-WW 2.1 World-Wide ex-USA Equity Factor Risk model. Volatility is a measure of a security’s variability in total returns based on its historical behavior over the last sixty days. Securities exhibiting high or low volatility can be used by investors to adjust volatility exposure in a portfolio. To construct an index that tracks securities with high historic volatility, the Index starts with the Russell Developed ex-U.S. Large Cap Index and ranks its constituents by volatility. Starting with the highest volatility security, a target portfolio is created by adding the next highest volatility securities until the target portfolio has a total capitalization of 35% of the Russell Developed ex-U.S. Large Cap Index. The Index then selects a portfolio of approximately 400 securities of the Russell Developed ex-U.S. Large Cap Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as beta and momentum.  To maintain its focus on high volatility securities, the Index is reconstituted monthly.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to minimum lot size requirements, security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Non-U.S. Securities . Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, high volatility stocks are seen as having a higher risk profile than the overall markets.  However, a portfolio comprised of high volatility stocks may not produce investment exposure that has higher variability to changes in such stocks’ price levels.
  New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 61.
  Taxes, please see Taxes on page 61.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 61.

Russell Developed ex-U.S. High Momentum ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap High Momentum Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.59%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.59%
Less Fee Waivers and Expense Reimbursements***	(0.34)%
Net Annual Fund Operating Expenses	0.25%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
***	Until July 29, 2014, RIMCo has contractually agreed to waive 0.34% of its 0.59% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$26
3 Years	$150

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period November 3, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap High Momentum Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index, which may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.

The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

The Index is designed to deliver exposure to equity securities with high momentum. Momentum is a measure of a security’s past price performance as measured by cumulative return. High momentum stocks can be used to adjust momentum exposure in a portfolio.

To construct the Index, the Index starts with the Russell Developed ex-U.S. Large Cap Index and selects securities to deliver focused exposure to high momentum securities, while controlling index turnover and minimizing exposure to non-target factors. All ex-U.S. factor indexes also neutralize country and currency effects. The Index contains no more than 400 stocks and is reconstituted monthly to maintain its focus on high momentum securities.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to minimum lot size requirements, security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Non-U.S. Securities . Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.

  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Momentum Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Momentum is a measure of a stock’s past price performance relative to other stocks as measured by cumulative return over a specified prior period. Positive momentum stocks have performed well in the past and may, although subject to the same risks of common stocks, be more volatile than the overall market and may experience periods of relative underperformance. Additionally, a portfolio comprised of high momentum stocks may not produce investment exposure consistent with prior performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 61.
  Taxes, please see Taxes on page 61.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 61.

Additional Information

Purchase and Sale of Fund Shares

A Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) known as “Authorized Participants” only in large blocks of 100,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund’s benchmark index. An investor may incur brokerage costs in purchasing enough shares to constitute a Creation Unit.

Individual shares of a Fund may only be purchased and sold on a Fund’s principal U.S. listing exchange through your broker-dealer at market prices. Individual shares are not redeemable directly to a Fund. Because Fund shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price that is equal to NAV, greater than NAV (premium) or less than NAV (discount).

Please see the “Additional Purchase and Sale of Fund Shares Information” section in the Funds’ Prospectus for additional information.

Taxes

In general distributions from a Fund are taxable to you as either ordinary income or capital gains.

For more information about these and other tax matters relating to each Fund and its shareholders, please see the “Additional Tax Information” section in the Funds’ Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. For more information about payments to broker-dealers and other financial intermediaries please see “Other Considerations” in the Funds’ Prospectus.

Additional Information Regarding The Funds’ Principal Investment Strategies

GENERAL. Each Fund is an index-based exchange-traded fund (commonly referred to as an “ETF”). ETFs are funds that trade like other publicly-traded securities. Each Fund is designed to track the performance of an index. Similar to shares of an index mutual fund, each share of a Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of a Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

RIMCo seeks to track the performance of a Fund’s index as closely as possible (i.e., obtain a high degree of correlation with the index). A number of factors may affect a Fund’s ability to achieve a high correlation with its index, and there can be no guarantee that a Fund will achieve a high degree of correlation.

Each Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index. Each Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time a Fund invests its assets.

RIMCo utilizes a replication methodology. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its index in approximately the same proportions as in the index. The quantity of holdings in each Fund will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from each index. RIMCo may sell securities that are represented in an index, or purchase securities that are not yet represented in an index, in anticipation of their removal from or addition to an index. Further, RIMCo may choose to overweight securities in an index, purchase or sell securities not in an index, or utilize various combinations of other available techniques, in seeking to track an index.

CERTAIN OTHER INVESTMENTS. Each Fund may invest in money market instruments, including repurchase agreements, or funds that invest exclusively in money market instruments, including affiliated money market funds (subject to applicable limitations under the Investment Company Act of 1940, as amended (“1940 Act”)), convertible securities, variable rate demand notes, commercial paper, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular security or index), over-the-counter swaps and options, exchange-traded options and futures contracts. Swaps, options and futures contracts, convertible securities and structured notes may be used by a Fund in seeking performance that corresponds to its index and in managing cash flows.

ADDITIONAL RISK INFORMATION

An investment in the Funds, like any investment, has risks. The value of a Fund fluctuates and you could lose money. The following table lists the Funds and the types of principal and non-principal risks the Funds are subject to. Please refer to the discussion following the chart and the Funds’ Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

Fund	Principal Risks	Non-Principal Risks
Russell 1000 Low Beta ETF	• Passive Strategy/Index Risk • Tracking Error • Equity Securities • Market Trading Risk • Industry Concentration • Model Risk • Index Risk • Index Construction Risk • Beta Factor Risk
•  Market Volatility
•  Risks of Secondary Listing
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell 1000 High Beta ETF	• Passive Strategy/Index Risk • Tracking Error • Equity Securities • Market Trading Risk • Industry Concentration • Model Risk • Index Risk • Index Construction Risk • Beta Factor Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell 1000 Low Volatility ETF	• Passive Strategy/Index Risk • Tracking Error • Equity Securities • Market Trading Risk • Industry Concentration • Model Risk • Index Risk • Index Construction Risk • Volatility Factor Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover

Fund	Principal Risks	Non-Principal Risks
Russell 1000 High Volatility ETF	• Passive Strategy/Index Risk • Tracking Error • Equity Securities • Market Trading Risk • Industry Concentration • Model Risk • Index Risk • Index Construction Risk • Volatility Factor Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell 1000 High Momentum ETF	• Passive Strategy/Index Risk • Tracking Error • Equity Securities • Market Trading Risk • Industry Concentration • Model Risk • Index Risk • Index Construction Risk • Momentum Factor Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell 2000 Low Beta ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Securities of Small Capitalization Companies
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Model Risk
•  Index Risk
•  Index Construction Risk
• Beta Factor Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover

Fund	Principal Risks	Non-Principal Risks
Russell 2000 High Beta ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Securities of Small Capitalization Companies
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Model Risk
•  Index Risk
•  Index Construction Risk
• Beta Factor Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell 2000 Low Volatility ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Securities of Small Capitalization Companies
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Model Risk
•  Index Risk
•  Index Construction Risk
• Volatility Factor Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell 2000 High Volatility ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Securities of Small Capitalization Companies
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Model Risk
•  Index Risk
•  Index Construction Risk
• Volatility Factor Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover

Fund	Principal Risks	Non-Principal Risks
Russell 2000 High Momentum ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Securities of Small Capitalization Companies
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Model Risk
•  Index Risk
•  Index Construction Risk
• Momentum Factor Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell Developed ex-U.S. Low Beta ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Market Trading Risk
•  Industry Concentration
•  Non-U.S. Securities
•  Currency Risk
•  Forward Currency Contracts
•  Counterparty Risk
•  Depositary Receipts
•  Model Risk
•  Index Risk
•  Index Construction Risk
•  Beta Factor Risk
•  Government Intervention in and Regulation of Financial Markets
• Liquidity Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
• Portfolio Turnover
Russell Developed ex-U.S. High Beta ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Market Trading Risk
•  Industry Concentration
•  Non-U.S. Securities
•  Currency Risk
•  Forward Currency Contracts
•  Counterparty Risk
•  Depositary Receipts
•  Model Risk
•  Index Risk
•  Index Construction Risk
•  Beta Factor Risk
•  New Index Risk
•  Government Intervention in and Regulation of Financial Markets
• Liquidity Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  New Fund Risk
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
• Portfolio Turnover

Fund	Principal Risks	Non-Principal Risks
Russell Developed ex-U.S. Low Volatility ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Market Trading Risk
•  Industry Concentration
•  Non-U.S. Securities
•  Currency Risk
•  Forward Currency Contracts
•  Counterparty Risk
•  Depositary Receipts
•  Model Risk
•  Index Risk
•  Volatility Factor Risk
•  Index Construction Risk
•  Government Intervention in and Regulation of Financial Markets
• Liquidity Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
• Portfolio Turnover
Russell Developed ex-U.S. High Volatility ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Market Trading Risk
•  Industry Concentration
•  Non-U.S. Securities
•  Currency Risk
•  Forward Currency Contracts
•  Counterparty Risk
•  Depositary Receipts
•  Model Risk
•  Index Risk
•  Volatility Factor Risk
•  Index Construction Risk
•  New Index Risk
•  Government Intervention in and Regulation of Financial Markets
• Liquidity Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  New Fund Risk
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
• Portfolio Turnover
Russell Developed ex-U.S. High Momentum ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Market Trading Risk
•  Industry Concentration
•  Non-U.S. Securities
•  Currency Risk
•  Forward Currency Contracts
•  Counterparty Risk
•  Depositary Receipts
•  Model Risk
•  Index Risk
•  Momentum Factor Risk
•  Index Construction Risk
•  Government Intervention in and Regulation of Financial Markets
• Liquidity Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
• Portfolio Turnover

In order to determine which risks are principal or non-principal risks for a Fund, please refer to the table above.

Passive Strategy/Index Risk

The Funds are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from actively managed funds, which typically seek to outperform a benchmark index. As a result, the Funds may hold constituent securities of the indexes regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Funds’ return to be lower or higher than if the Funds employed an active strategy.

Tracking Error

Imperfect correlation between a Fund’s portfolio securities and those in its index, changes to the index and regulatory requirements may cause tracking error, the divergence of the Fund’s performance from that of its index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a Fund incurs fees and expenses while its index does not. The bankruptcy of a constituent company of an index can also result in loss and tracking error. RIMCo expects that, over time, each Fund’s tracking error will not exceed 5%.

Equity Securities

The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Funds that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.

Securities of Small Capitalization Companies

Investments in securities of small capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks, because these companies generally have a limited track record. Smaller companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies and there may be increased trading and transaction costs associated with these securities. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

Securities of Medium Capitalization Companies

Investments in securities of medium capitalization companies are subject to the risks of common stocks. Investments in medium-sized companies may involve greater risks because these companies generally have a limited track record. Medium-sized companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies and there may be increased trading and transaction costs associated with these securities. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

Market Trading Risk

Although the shares of the Funds (“Shares”) are listed for trading on a Fund’s principal U.S. listing exchange (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all, on any stock exchange.

Industry Concentration Risk

Funds that concentrate their investments in a single industry carry a much greater risk of adverse developments in that industry than funds that invest in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.

Market Volatility

Financial markets have recently exhibited substantial instability and volatility. Volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. The Funds have established procedures to value instruments for which market prices may not be readily available. RIMCo will monitor developments in financial markets and seek to manage each Fund in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Non-U.S. Securities

A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund’s foreign assets. Non-U.S. laws and accounting standards in some cases may not be as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets and taxes and transaction costs may be higher. Additionally, non-U.S. markets may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

Currency Risk

Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to market events, actions of governments or their central banks or political developments in the U.S. or abroad. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of a Fund. Securities held by a Fund which are denominated in U.S. dollars are still subject to currency risk.

Forward Currency Contracts

Certain money managers may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions to generate returns consistent with a Fund’s investment objectives and strategies. Forward foreign currency exchange transactions will be conducted on either a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

Counterparty

Counterparty risk is the risk that the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the delivery conditions of the contract or transaction. Counterparty risk is inherent in many transactions, including, but not limited to, transactions involving derivatives, repurchase agreements, securities lending, short sales, credit and liquidity enhancements and equity or commodity-linked notes.

Depositary Receipts

Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing a Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt. The Funds may invest in both sponsored and unsponsored depositary receipts, which are purchased through “sponsored” and “unsponsored” facilities, respectively. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without the participation of the issuer of the underlying security. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

Model Risk

The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.

Index Risk

The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristic between Index reconstitutions or tracking error between the Index and the target portfolio.

Beta Factor Risk

A market or fundamental influence which plays an important role in the expected return of an equity security is a “factor.” Factors can be defined as any perceived potential risk to a portfolio’s performance or as a common factor within the market that drives returns of equity securities. A significant factor, such as beta, may be used to enhance portfolio returns through emphasis on particular factors or to hedge particular factor exposures. Although investments in factor securities are subject to the same risks of equity securities, such investments are also subject to the risk that a security may not exhibit the factor trait for which it was selected.

Beta is a measure of the sensitivity of an equity security’s price to a change in the broad market price level. High beta securities are seen as having a higher risk profile than low beta securities.

The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Volatility Factor Risk

A market or fundamental influence which plays an important role in the expected return of an equity security is a “factor.” Factors can be defined as any perceived potential risk to a portfolio’s performance or as a common factor within the market that drives returns of equity securities. A significant factor, such as volatility, may be used to enhance portfolio returns through emphasis on particular factors or to hedge particular factor exposures. Although investments in factor securities are subject to the same risks of equity securities, such investments are also subject to the risk that a security may not exhibit the factor trait for which it was selected.

Volatility is a measure of an equity security’s variability in total returns based on its historical behavior over the last sixty days. High volatility securities are seen as having a higher risk profile than low volatility securities.

The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Momentum Factor Risk

A market or fundamental influence which plays an important role in the expected return of an equity security is a “factor.” Factors can be defined as any perceived potential risk to a portfolio’s performance or as a common factor within the market that drives returns of equity securities. A significant factor, such as momentum, may be used to enhance portfolio returns through emphasis on particular factors or to hedge particular factor exposures. Although investments in factor securities are subject to the same risks of equity securities, such investments are also subject to the risk that a security may not exhibit the factor trait for which it was selected.

Momentum is a measure of an equity security’s past price performance relative to other securities as measured by cumulative return over a specified period of time. High momentum securities may be volatile and experience periods of relative under performance.

The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Index Construction Risk

An equity security included in the Index may not exhibit the factor trait for which it was selected.

New Index Risk

The Indexes are new and have limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

Risks of Secondary Listings

The Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. An active trading market may not exist for Fund shares, and although Fund shares are listed on a national securities exchange, it is possible that an active trading market may not be maintained. Additionally, the Fund’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Halting of Trades

Trading of Fund shares on an exchange may be halted whenever trading in equity securities generally is halted by the activation of marketwide “circuit breakers” (a rule that requires a halt in trading for a specific period of time when market prices decline by a specified percentage during the course of a trading day). Trading of Fund shares may also be halted if (1) the shares are delisted from the listing exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

Fluctuation of Net Asset Value

The net asset value of the Shares will generally fluctuate with changes in the market value of a Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in a Fund’s net asset value and supply and demand of Shares on the Exchange. It cannot be predicted whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of an index trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the net asset value of the Shares during periods of market volatility. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), RIMCo believes that large discounts or premiums to the net asset value of Shares should not be sustained. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to a Fund’s net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund’s net asset value. If an investor purchases Shares at a time when the market price is at a premium to the net asset value of the Shares or sells at a time when the market price is at a discount to the net asset value of the Shares, then the investor may sustain losses.

Costs of Buying or Selling Shares

Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if a Fund’s Shares have more trading volume and market liquidity and higher if a Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Government Intervention in and Regulation of Financial Markets

Recent instability in the financial markets has led the governments across the globe to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The effects of such action are not yet fully known. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take additional actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation may also change the way in which a Fund is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings.

The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances. In the event of such a disturbance, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. It is not certain whether governments would intervene in response to future market disturbances and the effect of any such future intervention cannot be predicted.

New Fund Risk

The Funds are new, which may result in additional risk. There can be no assurance that the Funds will grow to an economically viable size, in which case the Funds may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any Fund.

Money Market Fund Investments

Although money market funds generally seek to preserve the value of their shares at $1.00 per share, it is possible that a Fund could lose money by investing in a money market fund. Investments in money market funds have traditionally not been and currently are not federally insured.

Money Market Securities (including commercial paper)

Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.

Repurchase Agreements

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities that are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Convertible Securities

Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with equity securities.

Demand Notes

Demand notes are obligations with the right to a “put.” The ability of a Fund to exercise the put may depend on the seller’s ability to purchase the securities at the time the put is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit a Fund from exercising the put except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put for financial reasons, a Fund may be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities.

A variable rate demand note is one whose terms provide for the automatic establishment of a new interest rate on set dates. Variable rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much or as quickly as interest rates generally.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by each Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (“1933 Act”), may occur.

Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus or summary prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, a Fund may be unable to achieve its desired level of exposure to a certain sector. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, a Fund will tend to have the greatest exposure to liquidity risk.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” A Fund may engage in active trading of portfolio securities to achieve its investment objective, including, without limitation, to reflect changes in the Fund’s index, such as reconstitutions and additions or deletions of component securities. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible. Portfolio turnover rates of the Funds, which will be reported in the Risk/Return Summary and the Financial Highlights sections once the Funds have operational history, will exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

MANAGEMENT OF THE Funds

The Funds’ investment adviser is RIMCo, 1301 Second Avenue, 18th Floor, Seattle, Washington, 98101. RIMCo, a wholly-owned subsidiary of Frank Russell Company (“Russell”), was established in 1982 to serve as the investment management arm of Russell. Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund.

RIMCo’s employee who has primary responsibility for the management of the Funds (the “RIMCo Manager”) is:

  Richard F. Johnson, Jr., CFA, Portfolio Manager since the Funds’ Inception. Mr. Johnson joined Russell as a Portfolio Manager in May 2010. Prior to joining Russell, from September 2009 to May 2010, Mr. Johnson pursued postgraduate studies at the University of Chicago Booth School of Business. Prior to the University of Chicago, Mr. Johnson worked at Menta Capital from February 2007 to December 2008, where he managed European and United Kingdom equity long/short market neutral investment strategies. Prior to Menta, from September 2005 to February 2007, Mr. Johnson co-managed a global macro strategy at Crescat Partners. Prior to Crescat, from May 2000 to November 2004, Mr. Johnson was a Portfolio Manager at McMorgan & Company on a team charged with managing a fundamental active equity portfolio benchmarked to the S&P 500 index. Mr. Johnson has primary responsibility for the management of the Russell Exchange Traded Funds.

Please see the Funds’ Statement of Additional Information for additional information about the RIMCo Manager’s compensation, other accounts managed by the RIMCo Manager and the RIMCo Manager’s ownership of securities in the Funds.

The Funds’ advisory fees as a percentage of average net assets are: Russell 1000 Low Beta ETF, 0.49%; Russell 1000 High Beta ETF, 0.49%; Russell 1000 Low Volatility ETF, 0.49%; Russell 1000 High Volatility ETF, 0.49%; Russell 1000 High Momentum ETF 0.49%; Russell 2000 Low Beta ETF, 0.69%; Russell 2000 High Beta ETF, 0.69%; Russell 2000 Low Volatility ETF, 0.69%; Russell 2000 High Volatility ETF, 0.69%; Russell 2000 High Momentum ETF, 0.69%; Russell Developed ex-U.S. Low Beta ETF, 0.59%; Russell Developed ex-U.S. High Beta ETF, 0.59%; Russell Developed ex-U.S. Low Volatility ETF, 0.59%; Russell Developed ex-U.S. High Volatility ETF, 0.59%; and Russell Developed ex-U.S. High Momentum ETF, 0.59%.

Each Fund invests its cash reserves in an unregistered cash management fund advised by RIMCo. RIMCo has waived its 0.05% advisory fee. RFSC charges a 0.05% administrative fee to the unregistered fund. The fees payable by a Fund with respect to the investment of the cash reserves are included in the Acquired Fund Fees and Expenses in the Fund’s Annual Fund Operating Expenses table if they are at least 0.01% of the Fund’s average net assets.

For all Funds, except the Russell Developed ex-U.S. Low Beta, Russell Developed ex-U.S. High Beta, Russell Developed ex-U.S. Low Volatility, Russell Developed ex-U.S. High Volatility and Russell Developed ex-U.S. High Momentum ETFs, a discussion regarding the basis for the Board of Trustees’ (“Board”) approval of the management contract between RIMCo and the Funds, is available in the Funds’ semi-annual report to shareholders covering the period ended September 30, 2011.  For the Russell Developed ex-U.S. Low Beta, Russell Developed ex-U.S. High Beta, Russell Developed ex-U.S. Low Volatility, Russell Developed ex-U.S. High Volatility and Russell Developed ex-U.S. High Momentum ETFs, a discussion regarding the basis for the Board’s approval of the management contract between RIMCo and the Funds, is available in the Funds’ annual report to shareholders covering the period ended March 31, 2012.

INDEX PROVIDER

Russell is a leader in the design, construction and maintenance of equity security indexes. Russell is a Washington corporation which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company. RIMCo is a wholly owned subsidiary of Russell, and as such, each of Russell, RIMCo and Russell Financial Services, Inc. (“RFS”) is an affiliated person of each other within the meaning of Section 2(a)(3)(C) of the 1940 Act.

RIMCo and the Index Provider have adopted policies and procedures designed to establish a wall of separation between the Index Provider and RIMCo. To this end, the policies and procedures: minimize or eliminate potential conflicts of interest; prevent certain persons from having any advantage over other market participants with respect to prior knowledge of companies that may be added to, or deleted from, an index or from the portfolios of any Funds that track the index; and prevent the dissemination or use of non-public information about pending changes to index constituents or methodology.

RIMCo research suggests that U.S. market returns are influenced by factors beyond market capitalization (size) and style (e.g., value and growth).  Some of the most significant factors (“factors”) that contribute to the price of an equity security are beta, volatility and momentum.   Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level.  A stock with a higher beta is seen as having a higher risk profile than stocks in the overall market and investors demand a higher return for more risk as measured by beta.  Lower beta stocks are seen has having a lower risk profile than the overall market.  Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Stocks exhibiting high or low volatility can be used by investors to adjust volatility exposure in a portfolio.  Momentum is a measure of a stock’s past price performance relative to other stocks as measured by cumulative return over a specified period in the past.  Russell Factor ETFs may be used by investors to moderate the risk represented by an over or underweight to a specific Factor in their portfolio.  The indexes are constructed by the Index Provider using a screening and ranking methodology applied to the output of the Axioma, Inc. (“Axioma”) models (“Russell-Axioma Factor Indexes”).  Axioma is a provider of global equity risk models and is a leader in portfolio optimization tools for portfolio rebalancing and construction. The Axioma risk models give portfolio managers flexibility to analyze the risk and factor exposures in their portfolios, beyond individual stock analysis. These factors include market capitalization, market sensitivity, volatility, momentum, liquidity, leverage, value, growth and exchange rate sensitivity.  The Russell-Axioma Factor Indexes optimally track the returns of Axioma’s risk model factors. They are the result of a collaborative effort that brings together Russell’s unique expertise in index creation and Axioma’s leadership in optimization and risk modeling.  Russell’s publication of the indexes in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities based upon any of the indexes.  Russell reserves the right, at any time, to alter, amend, terminate or in any way change the indexes.

Russell makes no representation or warranty, express or implied, to shareholders or any member of the public regarding the advisability of the Indexes to track general stock market performance or a segment of the same. Russell’s publication of the Indexes in no way suggests or implies an opinion by Russell as to the advisability of an investment in any or all of the securities upon which the Indexes are based. Russell is not responsible for and has not reviewed the Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Indexes. Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY OF THE INDEXES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RIMCO OR THE TRUST, INVESTORS, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF ANY OF THE INDEXES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ALL OF THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ADDITIONAL PURCHASE AND SALE OF FUND SHARES INFORMATION

Creations and Redemptions. Prior to trading in the secondary market, shares of each Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 100,000 shares or multiples thereof. Each “creator” or “Authorized Participant” enters into an authorized participant agreement with a Fund’s distributor, subject to acceptance by a Fund’s transfer agent. Only an Authorized Participant may create or redeem shares of a Fund directly with the Fund. A creation transaction, which is subject to acceptance by the Funds’ Distributor, generally takes place when an Authorized Participant submits an order in “proper form” and deposits into a Fund a portfolio of securities approximating the holdings of the Fund in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of the Fund, but, in certain cases, an Authorized Participant may deposit cash in lieu of certain securities in that portfolio.

Similarly, shares can be redeemed only in Creation Units, generally in-kind, for a portfolio of securities held by a Fund (“Fund Securities”) and, in certain cases, a redemption may contain cash in lieu of certain securities of that portfolio. Except when aggregated in Creation Units, shares are not redeemable by a Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

A creation or redemption order is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and SAI are properly followed. For an order to be in “proper form,” the order will need to be submitted by an authorized person of an Authorized Participant and include all required information prior to the designated cut-off time (e.g., identifying information of the Authorized Participant and authorized person, Fund(s) that the order relates to, type of order, number of units being created or redeemed and PIN number, signature and/or other means of identification of the authorized person).

The Funds intend to comply with the U.S. federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, under the authorized participant agreement, Authorized Participants will neither deliver portfolio securities to a Fund, nor be able to receive Fund Securities that are “restricted securities” as such term is used in Rule 144(a)(3)(i) promulgated under the 1933 Act.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a Depository Trust Company (“DTC”) participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders as well as the estimated costs of Creation Units) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

The Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. If you buy or sell Shares in the secondary market, you will pay the secondary market price for Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of a Fund’s Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s NAV, which is calculated at the end of each business day. The Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily NAV of the Shares. The trading prices of a Fund’s Shares may deviate significantly from its NAV during periods of market volatility. Given, however, that Shares can be issued and redeemed daily in Creation Units, RIMCo believes that large discounts and premiums to NAV should not be sustained for very long. Information showing the number of days the market price of a Fund’s Shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., at a premium or discount) for various time periods is available by visiting the Funds’ website at http://www.russelletfs.com.

Every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to the Funds will be disseminated. The IOPV calculations are estimates of the value of the Funds’ NAV per Share using current market prices converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities’ local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the NAV per Share of the Funds, which is calculated only once a day. Neither the Funds, nor RIMCo or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Fund Shares are issued and redeemed only in Creation Units available only from a Fund directly, and that most trading in a Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in a negative impact to a Fund or its shareholders.

Transaction Fees. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge (up to the maximum amount shown below) to compensate for brokerage and market impact expenses. The standard and maximum additional creation and redemption transaction fees are set forth below.

The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. RIMCo may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee is the same regardless of the number of Creation Units redeemed on the same day. Creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) are also subject to an additional variable charge up to the maximum amount shown in the table below. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund and redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services.

Additionally, brokerage and other costs will be associated with the aggregation of sufficient Fund Shares to redeem the Fund Shares in a Creation Unit.

The following table also shows, as of the date of this Prospectus, the approximate value of one Creation Unit, including standard and maximum additional creation and redemption transaction fees:

	Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Variable Charge for Creations*	Maximum Additional Variable Charge for Redemptions*
Russell 1000 Low Beta ETF	$5,000,000	100,000	$500	5%	2%
Russell 1000 High Beta ETF	$5,000,000	100,000	$500	5%	2%
Russell 1000 Low Volatility ETF	$5,000,000	100,000	$500	5%	2%
Russell 1000 High Volatility ETF	$5,000,000	100,000	$500	5%	2%
Russell 1000 High Momentum ETF	$5,000,000	100,000	$500	5%	2%
Russell 2000 Low Beta ETF	$5,000,000	100,000	$1,200	5%	2%
Russell 2000 High Beta ETF	$5,000,000	100,000	$1,200	5%	2%
Russell 2000 Low Volatility ETF	$5,000,000	100,000	$1,200	5%	2%
Russell 2000 High Volatility ETF	$5,000,000	100,000	$1,200	5%	2%
Russell 2000 High Momentum ETF	$5,000,000	100,000	$1,200	5%	2%
Russell Developed ex-U.S. Low Beta ETF	$5,000,000	100,000	$3,750	5%	2%
Russell Developed ex-U.S. High Beta ETF	$5,000,000	100,000	$3,750	5%	2%
Russell Developed ex-U.S. Low Volatility ETF	$5,000,000	100,000	$3,750	5%	2%
Russell Developed ex-U.S. High Volatility ETF	$5,000,000	100,000	$3,750	5%	2%
Russell Developed ex-U.S. High Momentum ETF	$5,000,000	100,000	$3,750	5%	2%
*	As a percentage of the amount invested.

DISTRIBUTION

ALPS Distributors, Inc. (the “Distributor”) is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Distributor is the “principal underwriter” for Russell Exchange Traded Funds Trust (the “Trust”) in connection with the issuance of Creation Units of each Fund. Pursuant to a written agreement RFS provides to the Distributor marketing services related to the Funds. RFS does not receive compensation for services provided to the Distributor.

All orders to purchase Creation Units for each Fund must be placed with the Distributor by or through an Authorized Participant and it is the responsibility of the Distributor to transmit such orders to the relevant Fund. The Distributor furnishes to those placing such orders confirmation that the orders have been accepted, but the Distributor may reject any order that is not submitted in proper form.

The Distributor is also responsible for delivering the Prospectus to those persons creating Creation Units and for maintaining records of both the orders placed with it and the confirmations of acceptance furnished by it. In addition, the Distributor will maintain a record of the instructions given to the relevant Fund to implement the delivery of Creation Units.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

OTHER CONSIDERATIONS

DISTRIBUTION PLAN. Each Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Shares. No payments pursuant to the Distribution Plan will be made through at least July 29, 2014. Additionally, the implementation of any such payments would have to be approved by the Board prior to implementation. Because these fees would be paid out of each Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, RIMCo may make payments to the Distributor, broker-dealers, banks or other financial intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Funds available to their customers. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by RIMCo from its own resources, which come directly or indirectly in part from fees paid by Russell ETFs. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds over another investment. More information regarding these payments is contained in the Funds’ SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from RIMCo or its affiliates.

DIVIDENDS AND DISTRIBUTIONS

As a Fund shareholder, you are entitled to your share of a Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

Each Fund typically earns income in the form of dividends from stocks, interest from debt securities and, if any, securities lending income. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as “income dividend distributions.” Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions.”

Income in the form of dividend distributions, if any, are generally distributed to shareholders quarterly, but may vary significantly from quarter to quarter. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code (the “Code”).

Distributions in cash may be reinvested in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Dividends which are reinvested will nevertheless be taxable to the same extent as if such dividends had not been reinvested.

HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

The NAV of each Fund is calculated on each business day on which the New York Stock Exchange (“NYSE”) is open for regular trading. Each Fund determines NAV at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

The NAV of each Fund is computed by dividing the current value of a Fund’s assets (less liabilities) by the number of Shares of the Fund outstanding.

Transactions in Shares on the secondary market are conducted at market price, which may be higher or lower than NAV. Creation Unit transactions directly with the Fund will be priced at the NAV next determined after receipt of the order in proper form.

Valuation of Portfolio Holdings

The Funds value portfolio securities according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to Russell Fund Services Company. However, the Board retains oversight over the valuation process. Money market fund securities are priced using the amortized cost method of valuation unless the Board determines that amortized cost does not represent market value of short-term debt obligations. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument. Investments in other mutual funds are valued at their NAV per share, calculated at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The circumstances under which these companies will use fair value pricing and the effects of using fair value pricing can be found in the other mutual funds’ prospectuses.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or brokers (when permitted by the market value procedures).

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by a Fund may cause the NAV of its Shares to differ significantly from the NAV that would be calculated using current market values. Use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by its index, which, in turn, could result in a difference between such Fund’s performance and the performance of its index.

This policy is intended to assure that the Funds’ NAVs fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund Shares is determined may be reflected in the calculation of the NAVs for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing. Examples of events that could trigger fair value pricing of one or more securities are: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

ADDITIONAL TAX INFORMATION

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

Unless your investment in the Funds is through a tax-exempt entity or tax deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

- Each Fund makes distributions;

- You sell Shares listed on the Exchange; and

- You create or redeem Creation Units.

In general, distributions from a Fund are taxable to you as either ordinary income or long-term capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Distributions paid out of a Fund’s income or net-short term capital gains, if any, are generally taxable as ordinary income. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Early each year, you will receive a statement that shows the tax status of distributions you received for the previous year.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, and, in many cases, distributions from non-U.S. corporations. In the absence of further legislation, for taxable years beginning after December 31, 2012, the special rates for qualified dividend income will no longer apply, and such income will be taxed at ordinary income rates.

The Funds make no representation as to the amount or variability of each Fund’s capital gains distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, and shareholders’ redemption patterns.

Fund distributions and gains from the sale or exchange of your Shares will also generally be subject to any state and local income taxes.

If you are a corporate investor, a portion of the dividends from net investment income paid by each Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

FOREIGN INCOME TAXES. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known. The Funds do not expect to be able to pass through to you certain foreign income taxes paid by the Funds.

NON-U.S. INVESTORS. If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. You may also potentially be subject to U.S. estate taxes.

TAXES ON EXCHANGE-LISTED SHARE SALES. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that long-term capital gain dividends were paid with respect to such Shares.

TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS. A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Certain investments held by the Funds may be classified as passive foreign investment companies or “PFICs” under the Code. Additional information pertaining to the potential tax consequence to the Funds, and to the shareholders, from the Funds’ potential investments in PFICs can be found in the SAI.

BACKUP WITHHOLDING. A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled “Taxes” in the Funds’ Statement of Additional Information.

GENERAL INFORMATION

The Trust was organized as a Delaware statutory trust on July 27, 2009. If shareholders of any Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust’s form of organization.

For purposes of the 1940 Act, Shares of the Trust are issued by the respective Funds and the acquisition of Shares by investment companies and companies relying on Sections 3(c)(1) and 3(c)(7) of the 1940 Act is subject to the restrictions of section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order of the SEC. The Trust has received exemptive relief from Section 12(d)(1) to allow registered investment companies to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions as set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Dechert LLP serves as counsel to the Trust, including the Funds. PricewaterhouseCoopers, LLP serves as the independent registered public accounting firm and will audit the Funds’ financial statements annually.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.russelletfs.com.

Total Return Information

The table below presents information about the total returns of the Funds as of the calendar year ended December 31, 2011.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

A Fund’s NAV is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund and the market return is based on the market price of a Fund. Market price is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a Fund are listed, as of the time that a Fund’s NAV is calculated. Since shares of a Fund did not trade in the secondary market until after a Fund’s inception, for the period from inception to the first day of secondary market trading in shares of a Fund, the NAV of a Fund is used as a proxy for the market price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at market price and NAV, respectively.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the following tables do not reflect the deduction of taxes that a shareholder would pay on a Fund’s distributions or the redemption or sale of a Fund’s shares. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund’s past performance is no guarantee of future results.

Performance as of December 31, 2011

Average Annual Total Returns – Commencement to 12/31/11

	NAV	Market	Benchmark(4)	Benchmark Return
Russell 1000 Low Beta ETF(1)	(0.08)%	(0.09)%	Russell-Axioma U.S. Large Cap Low Beta Index	0.21%
Russell 1000 High Beta ETF(1)	(12.65)%	(12.73)%	Russell-Axioma U.S. Large Cap High Beta Index	(12.39)%
Russell 1000 Low Volatility ETF(1)	0.46%	0.73%	Russell-Axioma U.S. Large Cap Low Volatility Index	0.80%
Russell 1000 High Volatility ETF(1)	(13.96)%	(14.00)%	Russell-Axioma U.S. Large Cap High Volatility Index	(13.66)%
Russell 1000 High Momentum ETF(1)	(5.77)%	(5.77)%	Russell-Axioma U.S. Large Cap High Momentum Index	(5.52)%
Russell 2000 Low Beta ETF(1)	(3.46)%	(3.45)%	Russell-Axioma U.S. Small Cap Low Beta Index	(3.08)%
Russell 2000 High Beta ETF(1)	(18.61)%	(18.60)%	Russell-Axioma U.S. Small Cap High Beta Index	(18.19)%
Russell 2000 Low Volatility ETF(1)	(3.61)%	(3.60)%	Russell-Axioma U.S. Small Cap Low Volatility Index	(3.18)%
Russell 2000 High Volatility ETF(1)	(22.52)%	(22.72)%	Russell-Axioma U.S. Small Cap High Volatility Index	(22.15)%
Russell 2000 High Momentum ETF(1)	(7.01)%	(7.29)%	Russell-Axioma U.S. Small Cap High Momentum Index	(6.69)%
Russell Developed ex-U.S. Low Beta ETF(2)	(0.59)%	4.98%	Russell-Axioma Developed ex-U.S. Large Cap Low Beta Index	(0.49)%
Russell Developed ex-U.S. High Beta ETF(3)	N/A	N/A	Russell-Axioma Developed ex-U.S. Large Cap High Beta Index	N/A
Russell Developed ex-U.S. Low Volatility ETF(2)	0.69%	1.36%	Russell-Axioma Developed ex-U.S. Large Cap Low Volatility Index	0.78%
Russell Developed ex-U.S. High Volatility ETF(3)	N/A	N/A	Russell-Axioma Developed ex-U.S. Large Cap High Volatility Index	N/A
Russell Developed ex-U.S. High Momentum ETF(2)	(0.48)%	(0.48)%	Russell-Axioma Developed ex-U.S. Large Cap High Momentum Index	(0.41)%

Cumulative Annual Total Returns – Commencement to 12/31/11

	NAV	Market	Benchmark(4)	Benchmark Return
Russell 1000 Low Beta ETF(1)	(0.08)%	(0.09)%	Russell-Axioma U.S. Large Cap Low Beta Index	0.21%
Russell 1000 High Beta ETF(1)	(12.65)%	(12.73)%	Russell-Axioma U.S. Large Cap High Beta Index	(12.39)%
Russell 1000 Low Volatility ETF(1)	0.46%	0.73%	Russell-Axioma U.S. Large Cap Low Volatility Index	0.80%
Russell 1000 High Volatility ETF(1)	(13.96)%	(14.00)%	Russell-Axioma U.S. Large Cap High Volatility Index	(13.66)%
Russell 1000 High Momentum ETF(1)	(5.77)%	(5.77)%	Russell-Axioma U.S. Large Cap High Momentum Index	(5.52)%
Russell 2000 Low Beta ETF(1)	(3.46)%	(3.45)%	Russell-Axioma U.S. Small Cap Low Beta Index	(3.08)%
Russell 2000 High Beta ETF(1)	(18.61)%	(18.60)%	Russell-Axioma U.S. Small Cap High Beta Index	(18.19)%
Russell 2000 Low Volatility ETF(1)	(3.61)%	(3.60)%	Russell-Axioma U.S. Small Cap Low Volatility Index	(3.18)%
Russell 2000 High Volatility ETF(1)	(22.52)%	(22.72)%	Russell-Axioma U.S. Small Cap High Volatility Index	(22.15)%
Russell 2000 High Momentum ETF(1)	(7.01)%	(7.29)%	Russell-Axioma U.S. Small Cap High Momentum Index	(6.69)%

	NAV	Market	Benchmark(4)	Benchmark Return
Russell Developed ex-U.S. Low Beta ETF(2)	(0.59)%	4.98%	Russell-Axioma Developed ex-U.S. Large Cap Low Beta Index	(0.49)%
Russell Developed ex-U.S. High Beta ETF(3)	N/A	N/A	Russell-Axioma Developed ex-U.S. Large Cap High Beta Index	N/A
Russell Developed ex-U.S. Low Volatility ETF(2)	0.69%	1.36%	Russell-Axioma Developed ex-U.S. Large Cap Low Volatility Index	0.78%
Russell Developed ex-U.S. High Volatility ETF(3)	N/A	N/A	Russell-Axioma Developed ex-U.S. Large Cap High Volatility Index	N/A
Russell Developed ex-U.S. High Momentum ETF(2)	(0.48)%	(0.48)%	Russell-Axioma Developed ex-U.S. Large Cap High Momentum Index	(0.41)%

______

(1)	Date of Commencement is May 26, 2011.
(2)	Date of Commencement is November 3, 2011.
(3)	The Fund has not yet commenced operations.
(4)	Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns.

Frequency Distribution of Discounts and Premiums

The chart below presents information about differences between the per share NAV of a Fund and the market trading price of shares of a Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for a Fund’s shares as of the close of trading on the exchange where a Fund’s shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other exchange traded funds, the market price of a Fund’s shares is typically slightly higher or lower than a Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for a Fund’s shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

The chart presents information about the size and frequency of premiums or discounts. Each line in the chart shows the number of trading days in which a Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented in the chart represents past performance and cannot be used to predict future results.

The below Premium/Discount Ranges are for the Period Covered: Inception Date (which is one day prior to Commencement Date) through December 31, 2011.  The Inception Date is May 25, 2011 for all Funds, except the Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. Low Volatility ETF and Russell Developed ex-U.S. High Momentum ETF, which have an Inception Date of November 2, 2011.  The Russell Developed ex-U.S. High Beta ETF and Russell Developed ex-U.S. High Volatility ETF have not yet commenced operations.

Russell 1000 Low Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	6	2.73%
Greater than 0.05% and Less than 0.20%	19	8.64%
Between 0.05% and (0.05)%	166	75.45%
Greater than (0.05)% and Less than (0.20)%	28	12.73%
Greater than (0.20)% and Less than (1.00)%	1	0.45%
Greater than (1.00)%	0	0.00%

Russell 1000 High Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	1	0.45%

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.20% and Less than 1.00%	5	2.26%
Greater than 0.05% and Less than 0.20%	15	6.79%
Between 0.05% and (0.05)%	103	46.61%
Greater than (0.05)% and Less than (0.20)%	88	39.82%
Greater than (0.20)% and Less than (1.00)%	8	3.62%
Greater than (1.00)%	1	0.45%

Russell 1000 Low Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	3	1.36%
Greater than 0.20% and Less than 1.00%	35	15.84%
Greater than 0.05% and Less than 0.20%	47	21.27%
Between 0.05% and (0.05)%	55	24.89%
Greater than (0.05)% and Less than (0.20)%	65	29.40%
Greater than (0.20)% and Less than (1.00)%	16	7.24%
Greater than (1.00)%	0	0.00%

Russell 1000 High Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	3	1.36%
Greater than 0.20% and Less than 1.00%	10	4.52%
Greater than 0.05% and Less than 0.20%	8	3.62%
Between 0.05% and (0.05)%	122	55.21%
Greater than (0.05)% and Less than (0.20)%	53	23.98%
Greater than (0.20)% and Less than (1.00)%	19	8.60%
Greater than (1.00)%	6	2.71%

Russell 1000 High Momentum

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	14	6.33%
Greater than 0.05% and Less than 0.20%	11	4.98%
Between 0.05% and (0.05)%	140	63.35%
Greater than (0.05)% and Less than (0.20)%	49	22.17%
Greater than (0.20)% and Less than (1.00)%	7	3.17%
Greater than (1.00)%	0	0.00%

Russell 2000 Low Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	10	4.52%
Greater than 0.05% and Less than 0.20%	64	28.97%
Between 0.05% and (0.05)%	82	37.10%
Greater than (0.05)% and Less than (0.20)%	52	23.53%
Greater than (0.20)% and Less than (1.00)%	13	5.88%
Greater than (1.00)%	0	0.00%

Russell 2000 High Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	3	1.36%

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.20% and Less than 1.00%	4	1.81%
Greater than 0.05% and Less than 0.20%	44	19.91%
Between 0.05% and (0.05)%	115	52.04%
Greater than (0.05)% and Less than (0.20)%	54	24.43%
Greater than (0.20)% and Less than (1.00)%	1	0.45%
Greater than (1.00)%	0	0.00%

Russell 2000 Low Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	1	0.45%
Greater than 0.05% and Less than 0.20%	63	28.51%
Between 0.05% and (0.05)%	134	60.63%
Greater than (0.05)% and Less than (0.20)%	20	9.05%
Greater than (0.20)% and Less than (1.00)%	3	1.36%
Greater than (1.00)%	0	0.00%

Russell 2000 High Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	3	1.36%
Greater than 0.20% and Less than 1.00%	14	6.33%
Greater than 0.05% and Less than 0.20%	47	21.27%
Between 0.05% and (0.05)%	85	38.46%
Greater than (0.05)% and Less than (0.20)%	48	21.72%
Greater than (0.20)% and Less than (1.00)%	24	10.86%
Greater than (1.00)%	0	0.00%

Russell 2000 High Momentum

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	1	0.45%
Greater than 0.05% and Less than 0.20%	51	23.08%
Between 0.05% and (0.05)%	92	41.63%
Greater than (0.05)% and Less than (0.20)%	57	25.79%
Greater than (0.20)% and Less than (1.00)%	20	9.05%
Greater than (1.00)%	0	0.00%

Russell Developed ex-U.S. Low Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	41	68.33%
Greater than 0.20% and Less than 1.00%	10	16.67%
Greater than 0.05% and Less than 0.20%	4	6.67%
Between 0.05% and (0.05)%	2	3.33%
Greater than (0.05)% and Less than (0.20)%	2	3.33%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	1	1.67%

Russell Developed ex-U.S. Low Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	20	33.33%

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.20% and Less than 1.00%	14	23.33%
Greater than 0.05% and Less than 0.20%	7	11.67%
Between 0.05% and (0.05)%	5	8.33%
Greater than (0.05)% and Less than (0.20)%	0	0.00%
Greater than (0.20)% and Less than (1.00)%	7	11.67%
Greater than (1.00)%	7	11.67%

Russell Developed ex-U.S. High Momentum

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	3	5.00%
Greater than 0.20% and Less than 1.00%	27	45.00%
Greater than 0.05% and Less than 0.20%	2	3.33%
Between 0.05% and (0.05)%	6	10.00%
Greater than (0.05)% and Less than (0.20)%	5	8.33%
Greater than (0.20)% and Less than (1.00)%	14	23.34%
Greater than (1.00)%	3	5.00%

The below Premium/Discount Ranges are for the quarter ended March 31, 2012. The Russell Developed ex-U.S. High Beta ETF and Russell Developed ex-U.S. High Volatility ETF have not yet commenced operations.

Russell 1000 Low Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	1	1.10%
Greater than 0.20% and Less than 1.00%	7	7.69%
Greater than 0.05% and Less than 0.20%	14	15.38%
Between 0.05% and (0.05)%	68	74.73%
Greater than (0.05)% and Less than (0.20)%	0	0.00%
Greater than (0.20)% and Less than (1.00)%	1	1.10%
Greater than (1.00)%	0	0.00%

Russell 1000 High Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	41	45.05%
Between 0.05% and (0.05)%	31	34.07%
Greater than (0.05)% and Less than (0.20)%	19	20.88%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 1000 Low Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	17	18.68%
Greater than 0.05% and Less than 0.20%	30	32.97%
Between 0.05% and (0.05)%	34	37.36%
Greater than (0.05)% and Less than (0.20)%	9	9.89%
Greater than (0.20)% and Less than (1.00)%	1	1.10%
Greater than (1.00)%	0	0.00%

Russell 1000 High Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	6	6.59%
Greater than 0.05% and Less than 0.20%	0	0.00%
Between 0.05% and (0.05)%	44	48.36%
Greater than (0.05)% and Less than (0.20)%	41	45.05%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 1000 High Momentum

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	1	1.10%
Between 0.05% and (0.05)%	88	96.70%
Greater than (0.05)% and Less than (0.20)%	2	2.20%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 2000 Low Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	10	10.99%
Greater than 0.05% and Less than 0.20%	41	45.05%
Between 0.05% and (0.05)%	18	19.78%
Greater than (0.05)% and Less than (0.20)%	19	20.88%
Greater than (0.20)% and Less than (1.00)%	3	3.30%
Greater than (1.00)%	0	0.00%

Russell 2000 High Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	19	20.88%
Between 0.05% and (0.05)%	54	59.34%
Greater than (0.05)% and Less than (0.20)%	18	19.78%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 2000 Low Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	3	3.30%
Between 0.05% and (0.05)%	67	73.62%
Greater than (0.05)% and Less than (0.20)%	21	23.08%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 2000 High Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	1	1.10%
Greater than 0.05% and Less than 0.20%	34	37.36%
Between 0.05% and (0.05)%	30	32.97%
Greater than (0.05)% and Less than (0.20)%	24	26.37%
Greater than (0.20)% and Less than (1.00)%	2	2.20%
Greater than (1.00)%	0	0.00%

Russell 2000 High Momentum

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	4	4.40%
Between 0.05% and (0.05)%	66	72.52%
Greater than (0.05)% and Less than (0.20)%	19	20.88%
Greater than (0.20)% and Less than (1.00)%	2	2.20%
Greater than (1.00)%	0	0.00%

Russell Developed ex-U.S. Low Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	73	80.22%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	0	0.00%
Between 0.05% and (0.05)%	0	0.00%
Greater than (0.05)% and Less than (0.20)%	0	0.00%
Greater than (0.20)% and Less than (1.00)%	1	1.10%
Greater than (1.00)%	17	18.68%

Russell Developed ex-U.S. Low Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	30	32.97%
Greater than 0.20% and Less than 1.00%	44	48.34%
Greater than 0.05% and Less than 0.20%	7	7.69%
Between 0.05% and (0.05)%	4	4.40%
Greater than (0.05)% and Less than (0.20)%	4	4.40%
Greater than (0.20)% and Less than (1.00)%	2	2.20%
Greater than (1.00)%	0	0.00%

Russell Developed ex-U.S. High Momentum

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	16	17.58%
Greater than 0.20% and Less than 1.00%	66	72.52%
Greater than 0.05% and Less than 0.20%	4	4.40%
Between 0.05% and (0.05)%	3	3.30%
Greater than (0.05)% and Less than (0.20)%	2	2.20%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

The below Premium/Discount Ranges are for the quarter ended June 30, 2012. The Russell Developed ex-U.S. High Beta ETF and Russell Developed ex-U.S. High Volatility ETF have not yet commenced operations.

Russell 1000 Low Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	3	3.30%
Between 0.05% and (0.05)%	88	96.70%
Greater than (0.05)% and Less than (0.20)%	0	0.00%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 1000 High Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	8	8.79%
Greater than 0.05% and Less than 0.20%	76	83.52%
Between 0.05% and (0.05)%	7	7.69%
Greater than (0.05)% and Less than (0.20)%	0	0.00%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 1000 Low Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	45	49.45%
Between 0.05% and (0.05)%	31	34.07%
Greater than (0.05)% and Less than (0.20)%	15	16.48%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 1000 High Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	0	0.00%
Between 0.05% and (0.05)%	77	84.62%
Greater than (0.05)% and Less than (0.20)%	14	15.38%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 1000 High Momentum

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	1	1.10%
Greater than 0.05% and Less than 0.20%	5	5.49%
Between 0.05% and (0.05)%	80	87.92%
Greater than (0.05)% and Less than (0.20)%	5	5.49%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 2000 Low Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	23	25.27%
Between 0.05% and (0.05)%	56	61.54%
Greater than (0.05)% and Less than (0.20)%	12	13.19%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 2000 High Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	25	27.47%
Between 0.05% and (0.05)%	45	49.45%
Greater than (0.05)% and Less than (0.20)%	21	23.08%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 2000 Low Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	13	14.29%
Between 0.05% and (0.05)%	50	54.94%
Greater than (0.05)% and Less than (0.20)%	28	30.77%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 2000 High Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	18	19.78%
Between 0.05% and (0.05)%	36	39.56%
Greater than (0.05)% and Less than (0.20)%	37	40.66%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell 2000 High Momentum

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	2	2.20%
Between 0.05% and (0.05)%	61	67.03%
Greater than (0.05)% and Less than (0.20)%	28	30.77%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Developed ex-U.S. Low Beta

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	0	0.00%
Between 0.05% and (0.05)%	0	0.00%
Greater than (0.05)% and Less than (0.20)%	0	0.00%
Greater than (0.20)% and Less than (1.00)%	10	10.99%
Greater than (1.00)%	81	89.01%

Russell Developed ex-U.S. Low Volatility

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	2	2.20%
Greater than 0.20% and Less than 1.00%	39	42.86%
Greater than 0.05% and Less than 0.20%	21	23.08%
Between 0.05% and (0.05)%	5	5.49%
Greater than (0.05)% and Less than (0.20)%	9	9.89%
Greater than (0.20)% and Less than (1.00)%	15	16.48%
Greater than (1.00)%	0	0.00%

Russell Developed ex-U.S. High Momentum

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	8	8.79%
Greater than 0.20% and Less than 1.00%	41	45.05%
Greater than 0.05% and Less than 0.20%	9	9.89%
Between 0.05% and (0.05)%	8	8.79%
Greater than (0.05)% and Less than (0.20)%	7	7.69%
Greater than (0.20)% and Less than (1.00)%	17	18.68%
Greater than (1.00)%	1	1.10%

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

For a Share Outstanding Throughout the Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell 1000 Low Beta ETF
March 31, 2012(1)	49.35	.87	2.88	3.75	(.70)	-	-
Russell 1000 High Beta ETF
March 31, 2012(1)	49.48	.50	.38	.88	(.67)	-	-
Russell 1000 Low Volatility ETF
March 31, 2012(1)	49.51	1.03	2.08	3.11	(.81)	-	-
Russell 1000 High Volatility ETF
March 31, 2012(1)	49.82	.39	.21	.60	(.48)	-	-
Russell 1000 High Momentum ETF
March 31, 2012(1)	49.89	.65	2.38	3.03	(.75)	-	-
Russell 2000 Low Beta ETF
March 31, 2012(1)	49.47	.60	1.95	2.55	(.54)	-	-
Russell 2000 High Beta ETF
March 31, 2012(1)	49.51	.25	(3.20)	(2.95)	(.10)	-	-
Russell 2000 Low Volatility ETF
March 31, 2012(1)	49.36	.86	1.38	2.24	(.73)	-	-
Russell 2000 High Volatility ETF
March 31, 2012(1)	49.57	(.05)	(5.74)	(5.79)	-	-	-
Russell 2000 High Momentum ETF
March 31, 2012(1)	49.67	.32	1.49	1.81	(.30)	-	-
Russell Developed ex-U.S. Low Beta ETF
March 31, 2012(2)	48.80	.59	3.07	3.66	(.38)	-	-
Russell Developed ex-U.S. High Beta ETF
March 31, 2012(3)
Russell Developed ex-U.S. Low Volatility ETF
March 31, 2012(2)	48.83	.70	2.48	3.18	(.54)	-	-
Russell Developed ex-U.S. High Volatility ETF
March 31, 2012(3)
Russell Developed ex-U.S. High Momentum ETF
March 31, 2012(2)	48.77	.63	2.25	2.88	(.48)	-	-

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)(d)

(.70)	52.40	7.76	36,684.79		.31	2.13	39

(.67)	49.69	1.95	4,969.80		.39	1.34	122

(.81)	51.81	6.41	72,535.77		.33	2.52	79

(.48)	49.94	1.32	4,994.83		.38	1.00	102

(.75)	52.17	6.23	5,217.82		.39	1.61	93

(.54)	51.48	5.24	5,148	1.05	.50	1.49	38

(.10)	46.46	(5.95)	4,646	1.05	.52	.68	126

(.73)	50.87	4.69	5,088	1.05	.50	2.13	98

-	43.78	(11.67)	4,378	1.01	.59	(.13)	85

(.30)	51.18	3.68	5,118	1.02	.52	.81	88

(.38)	52.08	7.53	5,208.87		.25	2.91	26

(.54)	51.47	6.55	5,147.87		.25	3.44	25

(.48)	51.17	5.95	5,118.87		.25	3.09	32

Notes to Financial Highlights

(1)	For the period May 26, 2011 (commencement of operations) to March 31, 2012.
(2)	For the period November 3, 2011 (commencement of operations) to March 31, 2012.
(3)	The Fund has not yet commenced operations.
(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual and semi-annual reports for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report or the Funds’ SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

Russell Exchange Traded Funds Trust
1301 Second Avenue
18th Floor
Seattle, WA 98101
Telephone: 1-888-775-3837

The Funds’ SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds’ Web site at www.russelletfs.com.

Each year you are automatically sent an updated prospectus and annual and semiannual reports for the Funds. You may also occasionally receive notifications of prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.

Distributor: ALPS Distributors, Inc.

Investment Company Act File No. 811-22320

80-42-424

July 27, 2012

Russell Investment Discipline ETFs

Fund	Ticker	Principal U.S. Listing Exchange
Russell Aggressive Growth ETF	AGRG	NYSE Arca, Inc.
Russell Consistent Growth ETF	CONG	NYSE Arca, Inc.
Russell Growth at a Reasonable Price ETF	GRPC	NYSE Arca, Inc.
Russell Contrarian ETF	CNTR	NYSE Arca, Inc.
Russell Equity Income ETF	EQIN	NYSE Arca, Inc.
Russell Low P/E ETF	LWPE	NYSE Arca, Inc.
Russell Small & Mid Cap Defensive Value ETF	SMDV	NYSE Arca, Inc.
Russell Small Cap Defensive Value ETF	SCEQ	NYSE Arca, Inc.
Russell Small Cap Aggressive Growth ETF	SGGG	NASDAQ Stock Market LLC
Russell Small Cap Consistent Growth ETF	SCOG	NASDAQ Stock Market LLC
Russell Small Cap Low P/E ETF	SCLP	NASDAQ Stock Market LLC
Russell Small Cap Contrarian ETF	SCTR	NASDAQ Stock Market LLC
The Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.	1301 Second Avenue Seattle, Washington 98101 888-775-3837

Risk/Return Summary

Russell Aggressive Growth ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Aggressive Growth Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.37%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.37%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$38
3 Years	$158
5 Years	$329
10 Years	$827

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

1

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Aggressive Growth Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers using an aggressive growth investment discipline. This discipline focuses on companies with near term forecasted earnings that are expected to increase at a faster rate than those of the average company’s earnings. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes stocks that demonstrate growth potential as measured by: (1) average to high consensus forecasted earnings and (2) average to high one year historical sales growth. The Index excludes stocks with low earnings retention as measured by high dividend yields for the last four quarters. It also excludes stocks with low price to book ratios to ensure a growth orientation. The Index is reconstituted quarterly.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index
2

  regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.
  Aggressive Growth Investing Risk. The Fund emphasizes an “aggressive growth” style of investing. The market values of aggressive growth stocks may be more volatile than other types of investments, as aggressive growth companies may participate in new industries, products or markets. In addition, aggressive growth companies may operate in more highly concentrated markets. The returns on “aggressive growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets and may be subject to more sudden or erratic price movements.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

3

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 49.
  Taxes, please see Taxes on page 49.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 49.
4

Russell Consistent Growth ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Consistent Growth Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.37%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.37%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$38
3 Years	$154
5 Years	$316
10 Years	$786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

5

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Consistent Growth Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers using a consistent growth investment discipline. This discipline focuses on companies with above average earnings expectations over a long term horizon and with consistent historical earnings growth. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes stocks that demonstrate growth potential as measured by: (1) average to high consensus forecasted earnings; (2) consistent earnings as measured by average to low earnings per share volatility over the past five years; and (3) efficient asset utilization as measured by average to high return on assets for the prior quarter. The Index excludes stocks with low anticipated growth prospects as measured by a low price-to-book ratio. The Index is reconstituted quarterly.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index
6

  regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

7

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 49.
  Taxes, please see Taxes on page 49.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 49.
8

Russell Growth at a Reasonable Price ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Growth at a Reasonable Price Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.37%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.37%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$38
3 Years	$158
5 Years	$329
10 Years	$827

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

9

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Growth at a Reasonable Price Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers using a growth at a reasonable price investment discipline. This discipline focuses on stable companies that are moderately priced based on their long term forecasted earnings growth relative to their price-to-earnings ratio. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes stocks: (1) with consistent earnings as measured by average to low earnings per share volatility over the past five years; (2) that are profitable as demonstrated by an average to high return on equity over the past five years; and (3) are of high quality as measured by an S&P Quality Rank of B or above or a low debt to equity ratio. The Index excludes stocks having a high price based on a high current P/E ratio and on price to consensus one year forecasted earnings ratio divided by its consensus five year forecasted earnings growth rate. The Index is reconstituted quarterly.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically
10

  seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

11

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 49.
  Taxes, please see Taxes on page 49.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 49.
12

Russell Contrarian ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Contrarian Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.37%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.37%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$38
3 Years	$158
5 Years	$329
10 Years	$827

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

13

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Contrarian Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a contrarian investment discipline. This discipline focuses on companies that have consistently lagged the market and their sector peers. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes stocks where opportunities exist for the stock price to improve as measured by a low historical price to sales multiple. The Index excludes stocks that have outperformed their market and sector peers as measured by cumulative total return over the last three to five years. The Index is reconstituted semi-annually.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index
14

  regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Deep Value Investing Risk . The risks of investing in deep value stocks are magnified because of the greater potential losses associated with investing in these stocks.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

15

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 49.
  Taxes, please see Taxes on page 49.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 49.
16

Russell Equity Income ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Equity Income Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.37%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.37%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$38
3 Years	$152
5 Years	$312
10 Years	$776

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

17

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Equity Income Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers using an equity income investment discipline. This discipline focuses on companies that demonstrate the ability to pay a stable dividend. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes stocks that are expected to pay a dividend based on consensus one year dividend forecasts or have paid a dividend in the past year. The Index excludes stocks with high variability in earnings as measured by high earnings per share volatility over the past five years, low profitability as demonstrated by a low return on equity over the past five years or forecasted negative earnings over the next year. The Index is reconstituted quarterly.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index
18

  regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Stable Dividend Yield Style. While the Fund may hold securities of companies that have historically paid a dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Past dividend payments are not a guarantee of future dividend payments. Also, dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

19

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 49.
  Taxes, please see Taxes on page 49.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 49.
20

Russell Low P/E ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Low P/E Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.37%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.37%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$38
3 Years	$156
5 Years	$323
10 Years	$807

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

21

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Low P/E Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a low price to earnings investment discipline. This discipline focuses on companies that are trading at lower multiples relative to their prior level and/or their sector peers. Starting with the Russell 1000® Value Index (an index comprised of U.S. stocks), the Index includes stocks that have a price to one year forecasted earnings, price to trailing earnings and/or price to cash flow multiple below their five year historical average. The Index excludes stocks that have a price to sales and/or price to book multiple that exceeds their sector peers, when all three inclusionary criteria are not met. The Index is reconstituted quarterly.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index
22

  regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

23

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 49.
  Taxes, please see Taxes on page 49.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 49.
24

Russell Small & Mid Cap Defensive Value ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell Small & Mid Cap Defensive Value Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.45%
Distribution (12b-1) Fees*	0.00%
Other Expenses**	0.00%
Total Annual Fund Operating Expenses***	0.45%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund’s operation andwill not pay such a fee until such time as authorized by the Board of Trustees.
**	Other Expenses are based on estimated amounts for the current fiscal year.
***	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$46
3 Years	$176

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell Small & Mid Cap Defensive Value Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s

25

investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a small to mid-cap defensive value investment discipline. This discipline focuses on companies that are attractively valued relative to peers and that have strong balance sheets and consistent earnings as a means of providing defensive exposure. To ensure a small to mid cap set of constituents, the Index begins with the Russell 3000® Index (an index comprised of U.S. stocks) and removes the largest constituents by market cap and a limited set of small capitalization securities to improve investabilty. The Index includes companies with: (1) consistent earnings as measured by average to low earnings per share volatility over the past five years; (2) stable balance sheets as measured by average to low debt to equity for the prior quarter; and (3) efficient asset utilization as measured by average to high return on assets. The Index excludes stocks that are considered to be expensive based on high price to past quarter’s sales and book value. It also excludes stocks with high consensus five year forecasted earnings growth to ensure a value orientation. The Index is reconstituted quarterly.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
26

  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction .
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

27

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 49.
  Taxes, please see Taxes on page 49.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 49.
28

Russell Small Cap Defensive Value ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell Small Cap Defensive Value Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.49%
Distribution (12b-1) Fees*	0.00%
Other Expenses**	0.00%
Total Annual Fund Operating Expenses***	0.49%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund’s operation andwill not pay such a fee until such time as authorized by the Board of Trustees.
**	Other Expenses are based on estimated amounts for the current fiscal year.
***	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$50
3 Years	$192

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell Small Cap Defensive Value Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment

29

objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a small cap defensive value investment discipline. This discipline focuses on companies that are attractively valued relative to peers and seeks traits such as strong balance sheets and consistent earnings generation as a means of providing defensive exposure. To ensure a small cap set of constituents, the Index starts with the Russell 3000® Index (an index comprised of U.S. stocks) and removes the largest and smallest constituents by market cap. The Index includes companies with: (1) consistent earnings as measured by average to low earnings per share volatility over the past five years; (2) stable balance sheets as measured by average to low debt to equity for the prior quarter; and (3) efficient asset utilization as measured by average to high return on assets. The Index excludes stocks that are considered to be expensive based on high price to past quarter’s sales and book value. It also excludes stocks with high consensus five year forecasted earnings growth to ensure a value orientation. The Index is reconstituted quarterly.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
30

  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction .
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

31

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 49.
  Taxes, please see Taxes on page 49.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 49.
32

Russell Small Cap Aggressive Growth ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Aggressive Growth Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.45%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.45%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$46
3 Years	$175

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period October 4, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Aggressive Growth Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s

33

investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers using a small cap aggressive growth investment discipline. This discipline focuses on companies with near term forecasted earnings that are expected to increase at a faster rate than those of the average company’s earnings. Starting with the Russell 2500® Index (an index comprised of U.S. stocks), the Index includes stocks that demonstrate growth potential as measured by: (1) average to high consensus forecasted earnings and (2) average to high one year historical sales growth. The Index excludes stocks with low earnings retention as measured by high dividend yields for the last four quarters. It also excludes stocks with low price to book ratios to ensure a growth orientation. The Index constituents are weighted based on a composite score of their growth and momentum characteristics. The Index is reconstituted quarterly.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows
34

  and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.
  Aggressive Growth Investing Risk. The Fund emphasizes an “aggressive growth” style of investing. The market values of aggressive growth stocks may be more volatile than other types of investments, as aggressive growth companies may participate in new industries, products or markets. In addition, aggressive growth companies may operate in more highly concentrated markets. The returns on “aggressive growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets and may be subject to more sudden or erratic price movements.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

35

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 49.
  Taxes, please see Taxes on page 49.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 49.
36

Russell Small Cap Consistent Growth ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Consistent Growth Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.45%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.45%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$46
3 Years	$176

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period October 4, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Consistent Growth Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s

37

investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers using a small cap consistent growth investment discipline. This discipline focuses on companies with above average earnings expectations over a long term horizon and with consistent historical earnings growth. Starting with the Russell 2500® Index (an index comprised of U.S. stocks), the Index includes stocks that demonstrate growth potential as measured by: (1) average to high consensus forecasted earnings and (2) consistent earnings as measured by average to low earnings per share volatility over the past five years. The Index excludes stocks with low anticipated growth prospects as measured by a low price to book ratio, low price to cash flow and low price to sales. The Index constituents are weighted based on a composite score of their growth and quality characteristics. The Index is reconstituted quarterly.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows
38

  and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

39

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 49.
  Taxes, please see Taxes on page 49.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 49.
40

Russell Small Cap Low P/E ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Low P/E Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.45%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.45%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$46
3 Years	$176

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period October 5, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Low P/E Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment

41

objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a small cap low price to earnings investment discipline. This discipline focuses on companies that are trading at lower multiples relative to their prior level and/or their industry peers. Starting with the Russell 2500® Index (an index comprised of U.S. stocks), the Index includes stocks that have three or more of the following characteristics which are below their industry average: price to one year forecasted earnings, price to trailing earnings or price to cash flow below their five year historical average and price to book or price to sales below their industry average. The Index excludes stocks with high price to cash flow or price to sales relative to their industry. The Index constituents are equally weighted. The Index is reconstituted semi-annually.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows
42

  and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

43

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 49.
  Taxes, please see Taxes on page 49.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 49.
44

Russell Small Cap Contrarian ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Contrarian Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.45%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.45%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$46
3 Years	$177

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period October 5, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Contrarian Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment

45

objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a small cap contrarian, deep value investment discipline. This discipline focuses on companies that have lagged the market but where opportunities exist for the stock price to improve. Starting with the Russell 2500® Index (an index comprised of U.S. stocks), the Index includes stocks with low historical price to sales and low book and cash flow multiples. The Index excludes stocks that have significantly outperformed the market as measured by cumulative total return over the last one to three years. The Index constituents are equally weighted. The Index is reconstituted semi-annually.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows
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  and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Deep Value Investing Risk . The risks of investing in deep value stocks are magnified because of the greater potential losses associated with investing in these stocks.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

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Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 49.
  Taxes, please see Taxes on page 49.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 49.
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Additional Information

Purchase and Sale of Fund Shares

A Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) known as “Authorized Participants” only in large blocks of 100,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund’s benchmark index. An investor may incur brokerage costs in purchasing enough shares to constitute a Creation Unit.

Individual shares of a Fund may only be purchased and sold on a Fund’s principal U.S. listing exchange through your broker-dealer at market prices. Individual shares are not redeemable directly to a Fund. Because Fund shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price that is equal to NAV, greater than NAV (premium) or less than NAV (discount).

Please see the “Additional Purchase and Sale of Fund Shares Information” section in the Funds’ Prospectus for additional information.

Taxes

In general distributions from a Fund are taxable to you as either ordinary income or capital gains.

For more information about these and other tax matters relating to each Fund and its shareholders, please see the “Additional Tax Information” section in the Funds’ Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. For more information about payments to broker-dealers and other financial intermediaries please see “Other Considerations” in the Funds’ Prospectus.

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Additional Information Regarding The Funds’ Principal Investment Strategies

GENERAL. Each Fund is an index-based exchange-traded fund (commonly referred to as an “ETF”). ETFs are funds that trade like other publicly-traded securities. Each Fund is designed to track the performance of an index. Similar to shares of an index mutual fund, each share of a Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of a Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

RIMCo seeks to track the performance of a Fund’s index as closely as possible (i.e., obtain a high degree of correlation with the index). A number of factors may affect a Fund’s ability to achieve a high correlation with its index, and there can be no guarantee that a Fund will achieve a high degree of correlation.

Each Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index. Each Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time a Fund invests its assets.

RIMCo utilizes a replication methodology. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its index in approximately the same proportions as in the index. The quantity of holdings in each Fund will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from each index. RIMCo may sell securities that are represented in an index, or purchase securities that are not yet represented in an index, in anticipation of their removal from or addition to an index. Further, RIMCo may choose to overweight securities in an index, purchase or sell securities not in an index, or utilize various combinations of other available techniques, in seeking to track an index.

CERTAIN OTHER INVESTMENTS. Each Fund may invest in money market instruments, including repurchase agreements, or funds that invest exclusively in money market instruments, including affiliated money market funds (subject to applicable limitations under the Investment Company Act of 1940, as amended (“1940 Act”)), convertible securities, variable rate demand notes, commercial paper, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular security or index), over-the-counter swaps and options, exchange-traded options and futures contracts. Swaps, options and futures contracts, convertible securities and structured notes may be used by a Fund in seeking performance that corresponds to its index and in managing cash flows.

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ADDITIONAL RISK INFORMATION

An investment in the Funds, like any investment, has risks. The value of a Fund fluctuates and you could lose money. The following table lists the Funds and the types of principal and non-principal risks the Funds are subject to. Please refer to the discussion following the chart and the Funds’ Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

Fund	Principal Risks	Non-Principal Risks
Russell Aggressive Growth ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Growth Stocks
•  Aggressive Growth Investing Risk
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
• Reliability of Data
•  Market Volatility
•   Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell Consistent Growth ETF	• Passive Strategy/Index Risk • Tracking Error • Equity Securities • Growth Stocks • Securities of Medium Capitalization Companies • Market Trading Risk • Industry Concentration • Reliability of Data
•  Market Volatility
•   Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell Growth at a Reasonable Price ETF	• Passive Strategy/Index Risk • Tracking Error • Equity Securities • Growth Stocks • Securities of Medium Capitalization Companies • Market Trading Risk • Industry Concentration • Reliability of Data
•  Market Volatility
•   Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
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Fund	Principal Risks	Non-Principal Risks
Russell Contrarian ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Value Stocks
•  Deep Value Stocks
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
• Reliability of Data
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell Equity Income ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Value Stocks
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Reliability of Data
• Stable Dividend Yield Style
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell Low P/E ETF	• Passive Strategy/Index Risk • Tracking Error • Equity Securities • Value Stocks • Securities of Medium Capitalization Companies • Market Trading Risk • Industry Concentration • Reliability of Data
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
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Fund	Principal Risks	Non-Principal Risks
Russell Small & Mid Cap Defensive Value ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Value Stocks
•  Securities of Small Capitalization Companies
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Reliability of Data
•  New Index Risk
• Liquidity Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  New Fund Risk
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell Small Cap Defensive Value ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Value Stocks
•  Securities of Small Capitalization Companies
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Reliability of Data
•  New Index Risk
• Liquidity Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  New Fund Risk
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell Small Cap Aggressive Growth ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Growth Stocks
•  Aggressive Growth Investing Risk
•  Securities of Small Capitalization Companies
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Reliability of Data
• Liquidity Risk
•  Market Volatility
•   Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
• Portfolio Turnover
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Fund	Principal Risks	Non-Principal Risks
Russell Small Cap Consistent Growth ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Growth Stocks
•  Securities of Small Capitalization Companies
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Reliability of Data
• Liquidity Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
• Portfolio Turnover
Russell Small Cap Low P/E ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Value Stocks
•  Securities of Small Capitalization Companies
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Reliability of Data
• Liquidity Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
• Portfolio Turnover
Russell Small Cap Contrarian ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Value Stocks
•  Deep Value Stocks
•  Securities of Small Capitalization Companies
•  Securities of Medium Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Reliability of Data
• Liquidity Risk
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Government Intervention in and Regulation of Financial Markets
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
• Portfolio Turnover

In order to determine which risks are principal or non-principal risks for a Fund, please refer to the table above.

Passive Strategy/Index Risk

The Funds are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from actively managed funds, which typically seek to outperform a benchmark index. As a result, the Funds may hold constituent securities of the indexes regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Funds’ return to be lower or higher than if the Funds employed an active strategy.

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Tracking Error

Imperfect correlation between a Fund’s portfolio securities and those in its index, changes to the index and regulatory requirements may cause tracking error, the divergence of the Fund’s performance from that of its index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a Fund incurs fees and expenses while its index does not. The bankruptcy of a constituent company of an index can also result in loss and tracking error. RIMCo expects that, over time, each Fund’s tracking error will not exceed 5%.

Equity Securities

The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Funds that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. A Fund that has not been designated as a “growth” or “value” Fund may nonetheless invest in companies that fall within a particular investment style from time to time.

Value Stocks

The Fund may invest in value stocks. Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

Deep Value Stocks

The Fund may invest in deep value stocks. The risks of investing in deep value stocks are magnified because of the greater potential losses associated with investing in these stocks.

Growth Stocks

The Fund may invest in growth stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.

Aggressive Growth Investing Risk

The Fund emphasizes an “aggressive growth” style of investing. The market values of aggressive growth stocks may be more volatile than other types of investments, as aggressive growth companies may participate in new industries, products or markets. In addition, aggressive growth companies may operate in more highly concentrated markets. The returns on “aggressive growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets and may be subject to more sudden or erratic price movements.

Securities of Small Capitalization Companies

Investments in securities of small capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks, because these companies generally have a limited track record. Smaller companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies and there may be increased trading and transaction costs associated with these securities. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

Securities of Medium Capitalization Companies

Investments in securities of medium capitalization companies are subject to the risks of common stocks. Investments in medium-sized companies may involve greater risks because these companies generally have a limited track record.

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Medium-sized companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies and there may be increased trading and transaction costs associated with these securities. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

Market Trading Risk

Although the shares of the Funds (“Shares”) are listed for trading on a Fund’s principal U.S. listing exchange (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all, on any stock exchange.

Industry Concentration Risk

Funds that concentrate their investments in a single industry carry a much greater risk of adverse developments in that industry than funds that invest in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.

Reliability of Data

The indexes are constructed by selecting stocks that exhibit specific traitsthat are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the indexes will be constructed based on this incorrect data. As such, an index could contain companies not exhibiting the investment discipline. Since it is seeking to track an index, a Fund would also be susceptible to this risk.

Market Volatility

Financial markets have recently exhibited substantial instability and volatility. Volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. The Funds have established procedures to value instruments for which market prices may not be readily available. RIMCo will monitor developments in financial markets and seek to manage each Fund in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

New Index Risk

The Indexes are new and have limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

Risks of Secondary Listings

The Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. An active trading market may not exist for Fund shares, and although Fund shares are listed on a national securities exchange, it is possible that an active trading market may not be maintained. Additionally, the Fund’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

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Halting of Trades

Trading of Fund shares on an exchange may be halted whenever trading in equity securities generally is halted by the activation of marketwide “circuit breakers” (a rule that requires a halt in trading for a specific period of time when market prices decline by a specified percentage during the course of a trading day). Trading of Fund shares may also be halted if (1) the shares are delisted from the listing exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

Fluctuation of Net Asset Value

The net asset value of the Shares will generally fluctuate with changes in the market value of a Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in a Fund’s net asset value and supply and demand of Shares on the Exchange. It cannot be predicted whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of an index trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the net asset value of the Shares during periods of market volatility. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), RIMCo believes that large discounts or premiums to the net asset value of Shares should not be sustained. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to a Fund’s net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund’s net asset value. If an investor purchases Shares at a time when the market price is at a premium to the net asset value of the Shares or sells at a time when the market price is at a discount to the net asset value of the Shares, then the investor may sustain losses.

Costs of Buying or Selling Shares

Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if a Fund’s Shares have more trading volume and market liquidity and higher if a Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Government Intervention in and Regulation of Financial Markets

Recent instability in the financial markets has led the governments across the globe to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The effects of such action are not yet fully known. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take additional actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation may also change the way in which a Fund is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings.

The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances. In the event of such a disturbance, issuers of securities held by a Fund may experience significant declines

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in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. It is not certain whether governments would intervene in response to future market disturbances and the effect of any such future intervention cannot be predicted.

New Fund Risk

The Funds are new, which may result in additional risk. There can be no assurance that the Funds will grow to an economically viable size, in which case the Funds may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any Fund.

Money Market Fund Investments

Although money market funds generally seek to preserve the value of their shares at $1.00 per share, it is possible that a Fund could lose money by investing in a money market fund. Investments in money market funds have traditionally not been and currently are not federally insured.

Money Market Securities (including commercial paper)

Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.

Repurchase Agreements

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities that are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Convertible Securities

Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with equity securities.

Demand Notes

Demand notes are obligations with the right to a “put.” The ability of a Fund to exercise the put may depend on the seller’s ability to purchase the securities at the time the put is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit a Fund from exercising the put except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put for financial reasons, a Fund may be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities.

A variable rate demand note is one whose terms provide for the automatic establishment of a new interest rate on set dates. Variable rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much or as quickly as interest rates generally.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by each Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (“1933 Act”), may occur.

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Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus or summary prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, a Fund may be unable to achieve its desired level of exposure to a certain sector. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, a Fund will tend to have the greatest exposure to liquidity risk.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” A Fund may engage in active trading of portfolio securities to achieve its investment objective, including, without limitation, to reflect changes in the Fund’s index, such as reconstitutions and additions or deletions of component securities. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible. Portfolio turnover rates of the Funds, which will be reported in the Risk/Return Summary and the Financial Highlights sections once the Funds have operational history, will exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

Stable Dividend Yield Style

While the Fund may hold securities of companies that have historically paid a dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Past dividend payments are not a guarantee of future dividend payments. Also, dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.

MANAGEMENT OF THE Funds

The Funds’ investment adviser is RIMCo, 1301 Second Avenue, 18th Floor, Seattle, Washington, 98101. RIMCo, a wholly-owned subsidiary of Frank Russell Company (“Russell”), was established in 1982 to serve as the investment management arm of Russell. Russell was founded in 1936 and has been providing comprehensive asset management

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consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund.

RIMCo’s employee who has primary responsibility for the management of the Funds (the “RIMCo Manager”) is:

  Richard F. Johnson, Jr., CFA, Portfolio Manager since the Funds’ Inception. Mr. Johnson joined Russell as a Portfolio Manager in May 2010. Prior to joining Russell, from September 2009 to May 2010, Mr. Johnson pursued postgraduate studies at the University of Chicago Booth School of Business. Prior to the University of Chicago, Mr. Johnson worked at Menta Capital from February 2007 to December 2008, where he managed European and United Kingdom equity long/short market neutral investment strategies. Prior to Menta, from September 2005 to February 2007, Mr. Johnson co-managed a global macro strategy at Crescat Partners. Prior to Crescat, from May 2000 to November 2004, Mr. Johnson was a Portfolio Manager at McMorgan & Company on a team charged with managing a fundamental active equity portfolio benchmarked to the S&P 500 index. Mr. Johnson has primary responsibility for the management of the Russell Exchange Traded Funds.

Please see the Funds’ Statement of Additional Information for additional information about the RIMCo Manager’s compensation, other accounts managed by the RIMCo Manager and the RIMCo Manager’s ownership of securities in the Funds.

The Funds’ advisory fees as a percentage of average net assets are: Russell Aggressive Growth ETF, 0.37%; Russell Consistent Growth ETF, 0.37%; Russell Growth at a Reasonable Price ETF, 0.37%; Russell Contrarian ETF, 0.37%; Russell Equity Income ETF, 0.37%; Russell Low P/E ETF, 0.37%; Russell Small & Mid Cap Defensive Value ETF, 0.45%; Russell Small Cap Defensive Value ETF, 0.49%; Russell Small Cap Aggressive Growth ETF, 0.45%; Russell Small Cap Consistent Growth ETF, 0.45%; Russell Small Cap Low P/E ETF, 0.45%; and Russell Small Cap Contrarian ETF, 0.45%.

Each Fund invests its cash reserves in an unregistered cash management fund advised by RIMCo. RIMCo has waived its 0.05% advisory fee. RFSC charges a 0.05% administrative fee to the unregistered fund. The fees payable by a Fund with respect to the investment of the cash reserves are included in the Acquired Fund Fees and Expenses in the Fund’s Annual Fund Operating Expenses table if they are at least 0.01% of the Fund’s average net assets.

For all Funds, except the Russell Small Cap Aggressive Growth, Russell Small Cap Consistent Growth, Russell Small Cap Low P/E and Russell Small Cap Contratian ETFs, a discussion regarding the basis for the Board of Trustees’ (“Board”) approval of the management contract between RIMCo and the Funds, is available in the Funds’ semi-annual report to shareholders covering the period ended September 30, 2011.  For the Russell Small Cap Aggressive Growth, Russell Small Cap Consistent Growth, Russell Small Cap Low P/E and Russell Small Cap Contratian ETFs, a discussion regarding the basis for the Board’s approval of the management contract between RIMCo and the Funds, is available in the Funds’ annual report to shareholders covering the period ended March 31, 2012.

INDEX PROVIDER

Russell is a leader in the design, construction and maintenance of equity security indexes. Russell is a Washington corporation which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company. RIMCo is a wholly owned subsidiary of Russell, and as such, each of Russell, RIMCo and Russell Financial Services, Inc. (“RFS”) is an affiliated person of each other within the meaning of Section 2(a)(3)(C) of the 1940 Act.

Russell has a long history of studying professional money managers and analyzing how they are similar, complementary and/or different.  Russell does this through qualitative and quantitative methods.  Initially, Russell divided U.S. equity managers into two categories, value and growth, based on book-to-price ratio (the value of the company relative to its market price) and the Institutional Brokers’ Estimate System forecast long-term growth mean (forecasted relative long term earnings growth of the stocks in their portfolios) of their portfolios.  Over time, distinctions within the value and growth investment styles were documented and multiple investment sub-styles were recognized. Managers were then evaluated and classified into more refined investment sub-style universes. These sub-style classifications are the foundation for the construction of the indexes used by the Funds offered by this Prospectus. RIMCo and the Index

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Provider have adopted policies and procedures designed to establish a wall of separation between the Index Provider and RIMCo. To this end, the policies and procedures: minimize or eliminate potential conflicts of interest; prevent certain persons from having any advantage over other market participants with respect to prior knowledge of companies that may be added to, or deleted from, an index or from the portfolios of any Funds that track the index; and prevent the dissemination or use of non-public information about pending changes to index constituents or methodology.

Based on Russell’s understanding of investment philosophies and strategies, and analyses of active managers over several decades, Russell has developed quantitative processes for creating portfolios that contain the types of holdings and exhibit investment characteristics of professional money managers in a variety of investment disciplines. The performance of these portfolios, called Investment Disciplines, is highly representative of specific active investment approaches which have distinct performance patterns in different market environments and at different stages of the economic cycle. The Investment Disciplines were used to construct the indexes used by the Funds offered by this Prospectus.  Each index has been in existence since October 2010 or prior.

Russell makes no representation or warranty, express or implied, to shareholders or any member of the public regarding the advisability of the Indexes to track general stock market performance or a segment of the same. Russell’s publication of the Indexes in no way suggests or implies an opinion by Russell as to the advisability of an investment in any or all of the securities upon which the Indexes are based. Russell is not responsible for and has not reviewed the Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Indexes. Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY OF THE INDEXES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RIMCO OR THE TRUST, INVESTORS, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF ANY OF THE INDEXES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ALL OF THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ADDITIONAL PURCHASE AND SALE OF FUND SHARES INFORMATION

Creations and Redemptions. Prior to trading in the secondary market, shares of each Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 100,000 shares or multiples thereof. Each “creator” or “Authorized Participant” enters into an authorized participant agreement with a Fund’s distributor, subject to acceptance by a Fund’s transfer agent. Only an Authorized Participant may create or redeem shares of a Fund directly with the Fund. A creation transaction, which is subject to acceptance by the Funds’ Distributor, generally takes place when an Authorized Participant submits an order in “proper form” and deposits into a Fund a portfolio of securities approximating the holdings of the Fund in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of the Fund, but, in certain cases, an Authorized Participant may deposit cash in lieu of certain securities in that portfolio.

Similarly, shares can be redeemed only in Creation Units, generally in-kind, for a portfolio of securities held by a Fund (“Fund Securities”) and, in certain cases, a redemption may contain cash in lieu of certain securities of that portfolio. Except when aggregated in Creation Units, shares are not redeemable by a Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

A creation or redemption order is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and SAI are properly followed. For an order to be in “proper form,” the order will need to be submitted by an authorized person of an Authorized Participant and include all required information prior to the

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designated cut-off time (e.g., identifying information of the Authorized Participant and authorized person, Fund(s) that the order relates to, type of order, number of units being created or redeemed and PIN number, signature and/or other means of identification of the authorized person).

The Funds intend to comply with the U.S. federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, under the authorized participant agreement, Authorized Participants will neither deliver portfolio securities to a Fund, nor be able to receive Fund Securities that are “restricted securities” as such term is used in Rule 144(a)(3)(i) promulgated under the 1933 Act.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a Depository Trust Company (“DTC”) participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders as well as the estimated costs of Creation Units) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

The Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. If you buy or sell Shares in the secondary market, you will pay the secondary market price for Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of a Fund’s Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s NAV, which is calculated at the end of each business day. The Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily NAV of the Shares. The trading prices of a Fund’s Shares may deviate significantly from its NAV during periods of market volatility. Given, however, that Shares can be issued and redeemed daily in Creation Units, RIMCo believes that large discounts and premiums to NAV should not be sustained for very long. Information showing the number of days the market price of a Fund’s Shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., at a premium or discount) for various time periods is available by visiting the Funds’ website at http://www.russelletfs.com.

Every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to the Funds will be disseminated. The IOPV calculations are estimates of the value of the Funds’ NAV per Share using current market prices converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities’ local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the NAV per Share of the Funds, which is calculated only once a day. Neither the Funds, nor RIMCo or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

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The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Fund Shares are issued and redeemed only in Creation Units available only from a Fund directly, and that most trading in a Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in a negative impact to a Fund or its shareholders.

Transaction Fees. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge (up to the maximum amount shown below) to compensate for brokerage and market impact expenses. The standard and maximum additional creation and redemption transaction fees are set forth below.

The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. RIMCo may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee is the same regardless of the number of Creation Units redeemed on the same day. Creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) are also subject to an additional variable charge up to the maximum amount shown in the table below. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund and redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services.

Additionally, brokerage and other costs will be associated with the aggregation of sufficient Fund Shares to redeem the Fund Shares in a Creation Unit.

The following table also shows, as of the date of this Prospectus, the approximate value of one Creation Unit, including standard and maximum additional creation and redemption transaction fees:

	Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Variable Charge for Creations*	Maximum Additional Variable Charge for Redemptions*
Russell Aggressive Growth ETF	$5,000,000	100,000	$500	5%	2%
Russell Consistent Growth ETF	$5,000,000	100,000	$500	5%	2%
Russell Growth at a Reasonable Price ETF	$5,000,000	100,000	$500	5%	2%
Russell Contrarian ETF	$5,000,000	100,000	$500	5%	2%
Russell Equity Income ETF	$5,000,000	100,000	$500	5%	2%
Russell Low P/E ETF	$5,000,000	100,000	$500	5%	2%
Russell Small & Mid Cap Defensive Value ETF	$5,000,000	100,000	$500	5%	2%
Russell Small Cap Defensive Value ETF	$5,000,000	100,000	$500	5%	2%
Russell Small Cap Aggressive Growth ETF	$5,000,000	100,000	$1,200	5%	2%
Russell Small Cap Consistent Growth ETF	$5,000,000	100,000	$1,200	5%	2%
Russell Small Cap Low P/E ETF	$5,000,000	100,000	$1,200	5%	2%
Russell Small Cap Contrarian ETF	$5,000,000	100,000	$1,200	5%	2%
*	As a percentage of the amount invested.

DISTRIBUTION

ALPS Distributors, Inc. (the “Distributor”) is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Distributor is the “principal underwriter” for Russell Exchange Traded Funds Trust

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(the “Trust”) in connection with the issuance of Creation Units of each Fund. Pursuant to a written agreement RFS provides to the Distributor marketing services related to the Funds. RFS does not receive compensation for services provided to the Distributor.

All orders to purchase Creation Units for each Fund must be placed with the Distributor by or through an Authorized Participant and it is the responsibility of the Distributor to transmit such orders to the relevant Fund. The Distributor furnishes to those placing such orders confirmation that the orders have been accepted, but the Distributor may reject any order that is not submitted in proper form.

The Distributor is also responsible for delivering the Prospectus to those persons creating Creation Units and for maintaining records of both the orders placed with it and the confirmations of acceptance furnished by it. In addition, the Distributor will maintain a record of the instructions given to the relevant Fund to implement the delivery of Creation Units.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

OTHER CONSIDERATIONS

DISTRIBUTION PLAN. Each Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Shares. No payments pursuant to the Distribution Plan will be made through at least July 29, 2014. Additionally, the implementation of any such payments would have to be approved by the Board prior to implementation. Because these fees would be paid out of each Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, RIMCo may make payments to the Distributor, broker-dealers, banks or other financial intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Funds available to their customers. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by RIMCo from its own resources, which come directly or indirectly in part from fees paid by Russell ETFs. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds over another investment. More information regarding these payments is contained in the Funds’ SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from RIMCo or its affiliates.

DIVIDENDS AND DISTRIBUTIONS

As a Fund shareholder, you are entitled to your share of a Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

Each Fund typically earns income in the form of dividends from stocks, interest from debt securities and, if any, securities lending income. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as “income dividend distributions.” Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions.”

Income in the form of dividend distributions, if any, are generally distributed to shareholders quarterly, but may vary significantly from quarter to quarter. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code (the “Code”).

Distributions in cash may be reinvested in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Dividends which are reinvested will nevertheless be taxable to the same extent as if such dividends had not been reinvested.

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HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

The NAV of each Fund is calculated on each business day on which the New York Stock Exchange (“NYSE”) is open for regular trading. Each Fund determines NAV at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

The NAV of each Fund is computed by dividing the current value of a Fund’s assets (less liabilities) by the number of Shares of the Fund outstanding.

Transactions in Shares on the secondary market are conducted at market price, which may be higher or lower than NAV. Creation Unit transactions directly with the Fund will be priced at the NAV next determined after receipt of the order in proper form.

Valuation of Portfolio Holdings

The Funds value portfolio securities according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to Russell Fund Services Company. However, the Board retains oversight over the valuation process. Money market fund securities are priced using the amortized cost method of valuation unless the Board determines that amortized cost does not represent market value of short-term debt obligations. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument. Investments in other mutual funds are valued at their NAV per share, calculated at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The circumstances under which these companies will use fair value pricing and the effects of using fair value pricing can be found in the other mutual funds’ prospectuses.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or brokers (when permitted by the market value procedures).

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by a Fund may cause the NAV of its Shares to differ significantly from the NAV that would be calculated using current market values. Use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by its index, which, in turn, could result in a difference between such Fund’s performance and the performance of its index.

This policy is intended to assure that the Funds’ NAVs fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund Shares is determined may be reflected in the calculation of the NAVs for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing. Examples of events that could trigger fair value pricing of one or more securities are: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

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PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

ADDITIONAL TAX INFORMATION

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

Unless your investment in the Funds is through a tax-exempt entity or tax deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

- Each Fund makes distributions;

- You sell Shares listed on the Exchange; and

- You create or redeem Creation Units.

In general, distributions from a Fund are taxable to you as either ordinary income or long-term capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Distributions paid out of a Fund’s income or net-short term capital gains, if any, are generally taxable as ordinary income. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Early each year, you will receive a statement that shows the tax status of distributions you received for the previous year.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, and, in many cases, distributions from non-U.S. corporations. In the absence of further legislation, for taxable years beginning after December 31, 2012, the special rates for qualified dividend income will no longer apply, and such income will be taxed at ordinary income rates.

The Funds make no representation as to the amount or variability of each Fund’s capital gains distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, and shareholders’ redemption patterns.

Fund distributions and gains from the sale or exchange of your Shares will also generally be subject to any state and local income taxes.

If you are a corporate investor, a portion of the dividends from net investment income paid by each Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

FOREIGN INCOME TAXES. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known. The Funds do not expect to be able to pass through to you certain foreign income taxes paid by the Funds.

NON-U.S. INVESTORS. If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. You may also potentially be subject to U.S. estate taxes.

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TAXES ON EXCHANGE-LISTED SHARE SALES. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that long-term capital gain dividends were paid with respect to such Shares.

TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS. A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Certain investments held by the Funds may be classified as passive foreign investment companies or “PFICs” under the Code. Additional information pertaining to the potential tax consequence to the Funds, and to the shareholders, from the Funds’ potential investments in PFICs can be found in the SAI.

BACKUP WITHHOLDING. A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled “Taxes” in the Funds’ Statement of Additional Information.

GENERAL INFORMATION

The Trust was organized as a Delaware statutory trust on July 27, 2009. If shareholders of any Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust’s form of organization.

For purposes of the 1940 Act, Shares of the Trust are issued by the respective Funds and the acquisition of Shares by investment companies and companies relying on Sections 3(c)(1) and 3(c)(7) of the 1940 Act is subject to the restrictions of section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order of the SEC. The Trust has received exemptive relief from Section 12(d)(1) to allow registered investment companies to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions as set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Dechert LLP serves as counsel to the Trust, including the Funds. PricewaterhouseCoopers, LLP serves as the independent registered public accounting firm and will audit the Funds’ financial statements annually.

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PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.russelletfs.com.

Total Return Information

The table below presents information about the total returns of the Funds as of the calendar year ended December 31, 2011.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

A Fund’s NAV is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund and the market return is based on the market price of a Fund. Market price is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a Fund are listed, as of the time that a Fund’s NAV is calculated. Since shares of a Fund did not trade in the secondary market until after a Fund’s inception, for the period from inception to the first day of secondary market trading in shares of a Fund, the NAV of a Fund is used as a proxy for the market price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at market price and NAV, respectively.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the following tables do not reflect the deduction of taxes that a shareholder would pay on a Fund’s distributions or the redemption or sale of a Fund’s shares. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund’s past performance is no guarantee of future results.

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Performance as of December 31, 2011

Average Annual Total Returns – Commencement to 12/31/11

	NAV	Market	Benchmark(5)	Benchmark Return
Russell Aggressive Growth ETF(1)	(6.96)%	(7.02)%	Russell Aggressive Growth Index	(6.73)%
Russell Consistent Growth ETF(1)	(3.84)%	(3.82)%	Russell Consistent Growth Index	(3.62)%
Russell Growth at a Reasonable Price ETF(1)	(3.15)%	(3.17)%	Russell Growth at a Reasonable Price Index	(2.98)%
Russell Contrarian ETF(1)	(13.63)%	(13.65)%	Russell Contrarian Index	(13.41)%
Russell Equity Income ETF(1)	(4.32)%	(4.34)%	Russell Equity Income Index	(4.13)%
Russell Low P/E ETF(1)	(8.88)%	(8.89)%	Russell Low P/E Index	(8.64)%
Russell Small & Mid Cap Defensive ETF(2)	N/A	N/A	Russell U.S. Small & Mid Cap Defensive Index	N/A
Russell Small Cap Defensive Value ETF(2)	N/A	N/A	Russell U.S. Small Cap Defensive Value Index	N/A
Russell Small Cap Aggressive Growth ETF(3)	19.98%	19.53%	Russell U.S. Small Cap Aggressive Growth Index	20.20%
Russell Small Cap Consistent Growth ETF(3)	22.65%	22.47%	Russell U.S. Small Cap Consistent Growth Index	22.86%
Russell Small Cap Low P/E ETF(4)	15.65%	15.33%	Russell U.S. Small Cap Low P/E Index	15.94%
Russell Small Cap Contrarian ETF(4)	15.37%	15.36%	Russell U.S. Small Cap Contrarian Index	15.68%

Cumulative Annual Total Returns – Commencement to 12/31/11

	NAV	Market	Benchmark(5)	Benchmark Return
Russell Aggressive Growth ETF(1)	(6.96)%	(7.02)%	Russell Aggressive Growth Index	(6.73)%
Russell Consistent Growth ETF(1)	(3.84)%	(3.82)%	Russell Consistent Growth Index	(3.62)%
Russell Growth at a Reasonable Price ETF(1)	(3.15)%	(3.17)%	Russell Growth at a Reasonable Price Index	(2.98)%
Russell Contrarian ETF(1)	(13.63)%	(13.65)%	Russell Contrarian Index	(13.41)%
Russell Equity Income ETF(1)	(4.32)%	(4.34)%	Russell Equity Income Index	(4.13)%
Russell Low P/E ETF(1)	(8.88)%	(8.89)%	Russell Low P/E Index	(8.64)%
Russell Small & Mid Cap Defensive ETF(2)	N/A	N/A	Russell U.S. Small & Mid Cap Defensive Index	N/A
Russell Small Cap Defensive Value ETF(2)	N/A	N/A	Russell U.S. Small Cap Defensive Value Index	N/A
Russell Small Cap Aggressive Growth ETF(3)	19.98%	19.53%	Russell U.S. Small Cap Aggressive Growth Index	20.20%
Russell Small Cap Consistent Growth ETF(3)	22.65%	22.47%	Russell U.S. Small Cap Consistent Growth Index	22.86%
Russell Small Cap Low P/E ETF(4)	15.65%	15.33%	Russell U.S. Small Cap Low P/E Index	15.94%
Russell Small Cap Contrarian ETF(4)	15.37%	15.36%	Russell U.S. Small Cap Contrarian Index	15.68%

______

(1)	Date of Commencement is May 18, 2011.
(2)	The Fund has not yet commenced operations.
(3)	Date of Commencement is October 4, 2011.
(4)	Date of Commencement is October 5, 2011.
(5)	Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns.

Frequency Distribution of Discounts and Premiums

The chart below presents information about differences between the per share NAV of a Fund and the market trading price of shares of a Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for a Fund’s shares as of the close of trading on the exchange where a Fund’s shares are listed. The term “premium” is

69

sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other exchange traded funds, the market price of a Fund’s shares is typically slightly higher or lower than a Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for a Fund’s shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

The chart presents information about the size and frequency of premiums or discounts. Each line in the chart shows the number of trading days in which a Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented in the chart represents past performance and cannot be used to predict future results.

The below Premium/Discount Ranges are for the Period Covered: Inception Date (which is one day prior to Commencement Date) through December 31, 2011.  The Inception Date is May 17, 2011 for all Funds, except the Russell Small Cap Aggressive Growth ETF and Russell Small Cap Consistent Growth ETF, which have an Inception Date of October 3, 2011 and the Russell Small Cap Low P/E ETF and Russell Small Cap Contrarian ETF, which have an Inception Date of October 4, 2011. The Russell Small & Mid Cap Defensive ETF and Russell Small Cap Defensive Value ETF have not yet commenced operations.

Russell Aggressive Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	3	1.31%
Greater than 0.05% and Less than 0.20%	7	3.06%
Between 0.05% and (0.05)%	182	79.47%
Less than (0.05)% and Greater than (0.20)%	37	16.16%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Consistent Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	3	1.31%
Greater than 0.05% and Less than 0.20%	30	13.10%
Between 0.05% and (0.05)%	164	71.62%
Less than (0.05)% and Greater than (0.20)%	32	13.97%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Growth at a Reasonable Price

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	4	1.75%
Greater than 0.05% and Less than 0.20%	58	25.33%
Between 0.05% and (0.05)%	145	63.31%
Less than (0.05)% and Greater than (0.20)%	22	9.61%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Contrarian

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	1	0.44%
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Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.05% and Less than 0.20%	7	3.06%
Between 0.05% and (0.05)%	178	77.72%
Less than (0.05)% and Greater than (0.20)%	42	18.34%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	1	0.44%

Russell Equity Income

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	3	1.31%
Greater than 0.05% and Less than 0.20%	40	17.47%
Between 0.05% and (0.05)%	150	65.50%
Less than (0.05)% and Greater than (0.20)%	32	13.97%
Less than (0.20)% and Greater than (1.00)%	4	1.75%
Greater than (1.00)%	0	0.00%

Russell Low P/E

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	7	3.06%
Greater than 0.05% and Less than 0.20%	57	24.89%
Between 0.05% and (0.05)%	132	57.64%
Less than (0.05)% and Greater than (0.20)%	33	14.41%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Small Cap Aggressive Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	1	1.11%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	3	3.33%
Between 0.05% and (0.05)%	27	30.00%
Less than (0.05)% and Greater than (0.20)%	28	31.11%
Less than (0.20)% and Greater than (1.00)%	31	34.45%
Greater than (1.00)%	0	0.00%

Russell Small Cap Consistent Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	9	10.00%
Between 0.05% and (0.05)%	22	24.44%
Less than (0.05)% and Greater than (0.20)%	43	47.78%
Less than (0.20)% and Greater than (1.00)%	16	17.78%
Greater than (1.00)%	0	0.00%

Russell Small Cap Low P/E

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
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Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	9	10.11%
Between 0.05% and (0.05)%	42	47.19%
Less than (0.05)% and Greater than (0.20)%	21	23.60%
Less than (0.20)% and Greater than (1.00)%	17	19.10%
Greater than (1.00)%	0	0.00%

Russell Small Cap Contrarian

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	27	30.34%
Between 0.05% and (0.05)%	45	50.56%
Less than (0.05)% and Greater than (0.20)%	16	17.98%
Less than (0.20)% and Greater than (1.00)%	1	1.12%
Greater than (1.00)%	0	0.00%
The below Premium/Discount Ranges are for the quarter ended March 31, 2012. The Russell Small & Mid Cap Defensive ETF and Russell Small Cap Defensive Value ETF have not yet commenced operations.

Russell Aggressive Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	17	18.68%
Between 0.05% and (0.05)%	62	68.13%
Less than (0.05)% and Greater than (0.20)%	12	13.19%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Consistent Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	17	18.68%
Between 0.05% and (0.05)%	62	68.13%
Less than (0.05)% and Greater than (0.20)%	12	13.19%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Growth at a Reasonable Price

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	20	21.98%
Between 0.05% and (0.05)%	63	69.23%
Less than (0.05)% and Greater than (0.20)%	8	8.79%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Contrarian

72

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	0	0.00%
Between 0.05% and (0.05)%	91	100.00%
Less than (0.05)% and Greater than (0.20)%	0	0.00%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Equity Income

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	7	7.69%
Between 0.05% and (0.05)%	82	90.11%
Less than (0.05)% and Greater than (0.20)%	2	2.20%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Low P/E

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	20	21.98%
Between 0.05% and (0.05)%	63	69.23%
Less than (0.05)% and Greater than (0.20)%	8	8.79%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Small Cap Aggressive Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	3	3.30%
Between 0.05% and (0.05)%	0	0.00%
Less than (0.05)% and Greater than (0.20)%	3	3.30%
Less than (0.20)% and Greater than (1.00)%	85	93.40%
Greater than (1.00)%	0	0.00%

Russell Small Cap Consistent Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	5	5.49%
Between 0.05% and (0.05)%	22	24.18%
Less than (0.05)% and Greater than (0.20)%	20	21.98%
Less than (0.20)% and Greater than (1.00)%	44	48.35%
Greater than (1.00)%	0	0.00%

Russell Small Cap Low P/E

73

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	0	0.00%
Between 0.05% and (0.05)%	0	0.00%
Less than (0.05)% and Greater than (0.20)%	10	10.99%
Less than (0.20)% and Greater than (1.00)%	81	89.01%
Greater than (1.00)%	0	0.00%

Russell Small Cap Contrarian

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	33	36.26%
Greater than 0.05% and Less than 0.20%	18	19.78%
Between 0.05% and (0.05)%	36	39.56%
Less than (0.05)% and Greater than (0.20)%	4	4.40%
Less than (0.20)% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%
The below Premium/Discount Ranges are for the quarter ended June 30, 2012. The Russell Small & Mid Cap Defensive ETF and Russell Small Cap Defensive Value ETF have not yet commenced operations.

Russell Aggressive Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	0	0.00%
Between 0.05% and (0.05)%	91	100.00%
Less than (0.05)% and Greater than (0.20)%	0	0.00%
Less than (0.20% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Consistent Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	0	0.00%
Between 0.05% and (0.05)%	77	84.62%
Less than (0.05)% and Greater than (0.20)%	14	15.38%
Less than (0.20% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Growth at a Reasonable Price

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	23	25.27%
Between 0.05% and (0.05)%	62	68.14%
Less than (0.05)% and Greater than (0.20)%	6	6.59%
Less than (0.20% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Contrarian

74

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	7	7.69%
Between 0.05% and (0.05)%	48	52.76%
Less than (0.05)% and Greater than (0.20)%	15	16.48%
Less than (0.20% and Greater than (1.00)%	14	15.38%
Greater than (1.00)%	7	7.69%

Russell Equity Income

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	9	9.89%
Greater than 0.05% and Less than 0.20%	10	10.99%
Between 0.05% and (0.05)%	72	79.12%
Less than (0.05)% and Greater than (0.20)%	0	0.00%
Less than (0.20% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Low P/E

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	91	100.00%
Between 0.05% and (0.05)%	0	0.00%
Less than (0.05)% and Greater than (0.20)%	0	0.00%
Less than (0.20% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Small Cap Aggressive Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	0	0.00%
Between 0.05% and (0.05)%	17	18.68%
Less than (0.05)% and Greater than (0.20)%	29	31.87%
Less than (0.20% and Greater than (1.00)%	45	49.45%
Greater than (1.00)%	0	0.00%

Russell Small Cap Consistent Growth

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	1	1.10%
Greater than 0.05% and Less than 0.20%	13	14.29%
Between 0.05% and (0.05)%	60	65.93%
Less than (0.05)% and Greater than (0.20)%	17	18.68%
Less than (0.20% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Small Cap Low P/E

75

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	1	1.10%
Between 0.05% and (0.05)%	23	25.27%
Less than (0.05)% and Greater than (0.20)%	25	27.47%
Less than (0.20% and Greater than (1.00)%	42	46.15%
Greater than (1.00)%	0	0.00%

Russell Small Cap Contrarian

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	48	52.75%
Greater than 0.05% and Less than 0.20%	28	30.77%
Between 0.05% and (0.05)%	15	16.48%
Less than (0.05)% and Greater than (0.20)%	0	0.00%
Less than (0.20% and Greater than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%
76

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

For a Share Outstanding Throughout the Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Aggressive Growth ETF
March 31, 2012(1)	48.91	.29	3.92	4.21	(.28)	-	-
Russell Consistent Growth ETF
March 31, 2012(1)	49.02	.48	4.84	5.32	(.39)	-	-
Russell Growth at a Reasonable Price ETF
March 31, 2012(1)	49.34	.64	2.91	3.55	(.65)	-	-
Russell Contrarian ETF
March 31, 2012(1)	49.51	.69	(1.85)	(1.16)	(.65)	-	-
Russell Equity Income ETF
March 31, 2012(1)	49.57	1.00	1.69	2.69	(.76)	-	-
Russell Low P/E ETF
March 31, 2012(1)	49.51	.77	.15	.92	(.77)	-	-
Russell Small & Mid Cap Defensive ETF
March 31, 2012(2)
Russell Small Cap Defensive Value ETF
March 31, 2012(2)
Russell Small Cap Aggressive Growth ETF
March 31, 2012(3)	47.22	.04	17.68	17.72	(.02)	-	-
Russell Small Cap Consistent Growth ETF
March 31, 2012(3)	47.56	.12	17.77	17.89	(.08)	-	-
Russell Small Cap Low P/E ETF
March 31, 2012(4)	52.94	.28	15.25	15.53	(.25)	-	-
Russell Small Cap Contrarian ETF
March 31, 2012(4)	52.93	.43	14.48	14.91	(.44)	-	-
77

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)(d)

(.28)	52.84	8.68	5,285.72		.37	.70	37

(.39)	53.95	10.95	32,367.68		.37	1.14	22

(.65)	52.24	7.38	26,122.71		.37	1.52	15

(.65)	47.70	(2.20)	4,770.72		.37	1.80	30

(.76)	51.50	5.57	56,655.67		.37	2.43	27

(.77)	49.66	2.02	4,966.70		.37	1.98	48

(.02)	64.92	37.52	6,492.72		.45	.13	35

(.08)	65.37	37.62	6,538.72		.45	.42	21

(.25)	68.22	29.37	6,822.73		.45	.91	43

(.44)	67.40	28.19	6,740.74		.45	1.40	57

Notes to Financial Highlights

(1)	For the period May 18, 2011 (commencement of operations) to March 31, 2012.
(2)	The Fund has not yet commenced operations.
(3)	For the period October 4, 2011 (commencement of operations) to March 31, 2012.
(4)	For the period October 5, 2011 (commencement of operations) to March 31, 2012.
(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by RIMCo.
78

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual and semi-annual reports for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report or the Funds’ SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

Russell Exchange Traded Funds Trust
1301 Second Avenue
18th Floor
Seattle, WA 98101
Telephone: 1-888-775-3837

The Funds’ SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds’ Web site at www.russelletfs.com.

Each year you are automatically sent an updated prospectus and annual and semiannual reports for the Funds. You may also occasionally receive notifications of prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.

Distributor: ALPS Distributors, Inc.

Investment Company Act File No. 811-22320

80-44-039

Prospectus July 27, 2012

Russell High Dividend Yield ETFs

Fund	Ticker	Principal U.S. Listing Exchange
Russell High Dividend Yield ETF	HDIV	NYSE Arca, Inc.
Russell Small Cap High Dividend Yield ETF	DIVS	NYSE Arca, Inc.
Russell International High Dividend Yield ETF	IDIV	NYSE Arca, Inc.
The Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.	1301 Second Avenue Seattle, Washington 98101 888-775-3837

Risk/Return Summary

Russell High Dividend Yield ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap High Dividend Yield Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.33%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.33%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$34
3 Years	$135

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period March 15, 2012 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

1

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap High Dividend Yield Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities with high dividend yields. The Index includes securities in the Russell 1000® Index (an index comprised of U.S. large capitalization securities) with high dividend yields and quality characteristics such as dividend growth, earnings stability and sustained profitability. The Index is market-cap weighted and reconstituted quarterly.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Non-Diversification Policy. The Fund is a “non-diversified” investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index
2

  regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits . Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the specific trait. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
  High Dividend Yield Style. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

3

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 12.
  Taxes, please see Taxes on page 12.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 12.
4

Russell Small Cap High Dividend Yield ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap High Dividend Yield Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.38%
Distribution (12b-1) Fees*	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses**	0.38%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
**	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$39
3 Years	$150

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period March 15, 2012 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap High Dividend Yield Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s

5

investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities with high dividend yields. The Index includes securities in the Russell 2000® Index (an index comprised of U.S. small capitalization securities) with high dividend yields and quality characteristics such as dividend growth, earnings stability and sustained profitability. The Index is market-cap weighted and reconstituted quarterly.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
6

  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits . Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the specific trait. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  High Dividend Yield Style. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 12.
  Taxes, please see Taxes on page 12.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 12.
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Russell International High Dividend Yield ETF

Investment Objective (Non-Fundamental)

The Fund seeks investment results that closely correspond to the total return of the Russell Developed ex-U.S. Large Cap High Dividend Yield Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Management Fee	0.48%
Distribution (12b-1) Fees*	0.00%
Other Expenses**	0.00%
Total Annual Fund Operating Expenses***	0.48%
#	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company (“RIMCo”), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates (“Independent Trustees”), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust’s executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund’s operation andwill not pay such a fee until such time as authorized by the Board of Trustees.
**	Other Expenses are based on estimated amounts for the current fiscal year.
***	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$49
3 Years	$187

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell Developed ex-U.S. Large Cap High Dividend Yield Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve

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the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index, which may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.

The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

The Index is designed to select securities with high dividend yields. The Index includes securities in the Russell Developed ex-U.S. Large Cap Index (an index comprised of the large-cap segment of the developed equity market excluding the U.S.) with high dividend yields and quality characteristics such as dividend growth, earnings stability and sustained profitability. The Index is market-cap weighted and reconstituted quarterly.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Non-Diversification Policy. The Fund is a “non-diversified” investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

9

  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to minimum lot size requirements, security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Non-U.S. Securities . Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits . Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the specific trait. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction .
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  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
  High Dividend Yield Style. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

RIMCo serves as the investment adviser to the Fund.

Portfolio Manager

Rich Johnson, a portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has managed the Fund since the Fund’s inception.

Additional Information

For important information about:

  Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 12.
  Taxes, please see Taxes on page 12.
  Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 12.
11

Additional Information

Purchase and Sale of Fund Shares

A Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) known as “Authorized Participants” only in large blocks of 100,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund’s benchmark index. An investor may incur brokerage costs in purchasing enough shares to constitute a Creation Unit.

Individual shares of a Fund may only be purchased and sold on a Fund’s principal U.S. listing exchange through your broker-dealer at market prices. Individual shares are not redeemable directly to a Fund. Because Fund shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price that is equal to NAV, greater than NAV (premium) or less than NAV (discount).

Please see the “Additional Purchase and Sale of Fund Shares Information” section in the Funds’ Prospectus for additional information.

Taxes

In general distributions from a Fund are taxable to you as either ordinary income or capital gains.

For more information about these and other tax matters relating to each Fund and its shareholders, please see the “Additional Tax Information” section in the Funds’ Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. For more information about payments to broker-dealers and other financial intermediaries please see “Other Considerations” in the Funds’ Prospectus.

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Additional Information Regarding The Funds’ Principal Investment Strategies

GENERAL. Each Fund is an index-based exchange-traded fund (commonly referred to as an “ETF”). ETFs are funds that trade like other publicly-traded securities. Each Fund is designed to track the performance of an index. Similar to shares of an index mutual fund, each share of a Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of a Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

RIMCo seeks to track the performance of a Fund’s index as closely as possible (i.e., obtain a high degree of correlation with the index). A number of factors may affect a Fund’s ability to achieve a high correlation with its index, and there can be no guarantee that a Fund will achieve a high degree of correlation.

Each Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index. Each Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time a Fund invests its assets.

RIMCo utilizes a replication methodology. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its index in approximately the same proportions as in the index. The quantity of holdings in each Fund will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from each index. RIMCo may sell securities that are represented in an index, or purchase securities that are not yet represented in an index, in anticipation of their removal from or addition to an index. Further, RIMCo may choose to overweight securities in an index, purchase or sell securities not in an index, or utilize various combinations of other available techniques, in seeking to track an index.

CERTAIN OTHER INVESTMENTS. Each Fund may invest in money market instruments, including repurchase agreements, or funds that invest exclusively in money market instruments, including affiliated money market funds (subject to applicable limitations under the Investment Company Act of 1940, as amended (“1940 Act”)), convertible securities, variable rate demand notes, commercial paper, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular security or index), over-the-counter swaps and options, exchange-traded options and futures contracts. Swaps, options and futures contracts, convertible securities and structured notes may be used by a Fund in seeking performance that corresponds to its index and in managing cash flows.

13

ADDITIONAL RISK INFORMATION

An investment in the Funds, like any investment, has risks. The value of a Fund fluctuates and you could lose money. The following table lists the Funds and the types of principal and non-principal risks the Funds are subject to. Please refer to the discussion following the chart and the Funds’ Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

Fund	Principal Risks	Non-Principal Risks
Russell High Dividend Yield ETF	• Passive Strategy/Index Risk • Tracking Error • Equity Securities • Market Trading Risk • Industry Concentration • Reliability of Data • Non-Diversification Risk • High Dividend Yield Style
•  Market Volatility
•  Government Intervention in and Regulation of Financial Markets
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
Russell Small Cap High Dividend Yield ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Securities of Small Capitalization Companies
•  Market Trading Risk
•  Industry Concentration
•  Reliability of Data
• High Dividend Yield Style
•  Market Volatility
•  Government Intervention in and Regulation of Financial Markets
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•   Demand Notes
•  Continuous Offering
•  Liquidity Risk
• Portfolio Turnover
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Fund	Principal Risks	Non-Principal Risks
Russell International High Dividend Yield ETF
•  Passive Strategy/Index Risk
•  Tracking Error
•  Equity Securities
•  Market Trading Risk
•  Industry Concentration
•  Reliability of Data
•  Non-U.S. Securities
•  Currency Risk
•  Forward Currency Contracts
•  Counterparty Risk
•  Depositary Receipts
•  New Index Risk
•  Government Intervention in and Regulation of Financial Markets
•  Liquidity Risk
•  Non-Diversification Risk
• High Dividend Yield Style
•  Market Volatility
•  Risks of Secondary Listings
•  Halting of Trades
•  Fluctuation of Net Asset Value
•  Costs of Buying or Selling Shares
•  New Fund Risk
•  Money Market Fund Investments
•  Money Market Securities (including commercial paper)
•  Repurchase Agreements
•  Convertible Securities
•  Demand Notes
•  Continuous Offering
• Portfolio Turnover

In order to determine which risks are principal or non-principal risks for a Fund, please refer to the table above.

Passive Strategy/Index Risk

The Funds are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from actively managed funds, which typically seek to outperform a benchmark index. As a result, the Funds may hold constituent securities of the indexes regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Funds’ return to be lower or higher than if the Funds employed an active strategy.

Tracking Error

Imperfect correlation between a Fund’s portfolio securities and those in its index, changes to the index and regulatory requirements may cause tracking error, the divergence of the Fund’s performance from that of its index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a Fund incurs fees and expenses while its index does not. The bankruptcy of a constituent company of an index can also result in loss and tracking error. RIMCo expects that, over time, each Fund’s tracking error will not exceed 5%.

Equity Securities

The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Funds that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. A Fund that has not been designated as a “growth” or “value” Fund may nonetheless invest in companies that fall within a particular investment style from time to time.

Securities of Small Capitalization Companies

Investments in securities of small capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks, because these companies generally have a limited track record. Smaller

15

companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies and there may be increased trading and transaction costs associated with these securities. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

Market Trading Risk

Although the shares of the Funds (“Shares”) are listed for trading on a Fund’s principal U.S. listing exchange (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all, on any stock exchange.

Industry Concentration Risk

Funds that concentrate their investments in a single industry carry a much greater risk of adverse developments in that industry than funds that invest in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.

Reliability of Data

The indexes are constructed by selecting stocks that exhibit specific traits. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the indexes will be constructed based on this incorrect data. As such, an index could contain companies not exhibiting the specific trait. Since it is seeking to track an index, a Fund would also be susceptible to this risk.

Market Volatility

Financial markets have recently exhibited substantial instability and volatility. Volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. The Funds have established procedures to value instruments for which market prices may not be readily available. RIMCo will monitor developments in financial markets and seek to manage each Fund in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Non-U.S. Securities

A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund’s foreign assets. Non-U.S. laws and accounting standards in some cases may not be as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets and taxes and transaction costs may be higher. Additionally, non-U.S. markets may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

Currency Risk

Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to market events, actions of governments or their central banks or political developments in the U.S. or abroad. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of a Fund. Securities held by a Fund which are denominated in U.S. dollars are still subject to currency risk.

16

Forward Currency Contracts

Certain money managers may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions to generate returns consistent with a Fund’s investment objectives and strategies. Forward foreign currency exchange transactions will be conducted on either a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

Counterparty

Counterparty risk is the risk that the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the delivery conditions of the contract or transaction. Counterparty risk is inherent in many transactions, including, but not limited to, transactions involving derivatives, repurchase agreements, securities lending, short sales, credit and liquidity enhancements and equity or commodity-linked notes.

Depositary Receipts

Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing a Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt. The Funds may invest in both sponsored and unsponsored depositary receipts, which are purchased through “sponsored” and “unsponsored” facilities, respectively. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without the participation of the issuer of the underlying security. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

New Index Risk

The Indexes are new and have limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

Risks of Secondary Listings

The Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. An active trading market may not exist for Fund shares, and although Fund shares are listed on a national securities exchange, it is possible that an active trading market may not be maintained. Additionally, the Fund’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Halting of Trades

Trading of Fund shares on an exchange may be halted whenever trading in equity securities generally is halted by the activation of marketwide “circuit breakers” (a rule that requires a halt in trading for a specific period of time when

17

market prices decline by a specified percentage during the course of a trading day). Trading of Fund shares may also be halted if (1) the shares are delisted from the listing exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

Fluctuation of Net Asset Value

The net asset value of the Shares will generally fluctuate with changes in the market value of a Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in a Fund’s net asset value and supply and demand of Shares on the Exchange. It cannot be predicted whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of an index trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the net asset value of the Shares during periods of market volatility. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), RIMCo believes that large discounts or premiums to the net asset value of Shares should not be sustained. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to a Fund’s net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund’s net asset value. If an investor purchases Shares at a time when the market price is at a premium to the net asset value of the Shares or sells at a time when the market price is at a discount to the net asset value of the Shares, then the investor may sustain losses.

Costs of Buying or Selling Shares

Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if a Fund’s Shares have more trading volume and market liquidity and higher if a Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Government Intervention in and Regulation of Financial Markets

Recent instability in the financial markets has led the governments across the globe to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The effects of such action are not yet fully known. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take additional actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation may also change the way in which a Fund is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings.

The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances. In the event of such a disturbance, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. It is not certain whether governments would intervene in response to future market disturbances and the effect of any such future intervention cannot be predicted.

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New Fund Risk

The Funds are new, which may result in additional risk. There can be no assurance that the Funds will grow to an economically viable size, in which case the Funds may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any Fund.

Money Market Fund Investments

Although money market funds generally seek to preserve the value of their shares at $1.00 per share, it is possible that a Fund could lose money by investing in a money market fund. Investments in money market funds have traditionally not been and currently are not federally insured.

Money Market Securities (including commercial paper)

Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.

Repurchase Agreements

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities that are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Convertible Securities

Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with equity securities.

Demand Notes

Demand notes are obligations with the right to a “put.” The ability of a Fund to exercise the put may depend on the seller’s ability to purchase the securities at the time the put is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit a Fund from exercising the put except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put for financial reasons, a Fund may be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities.

A variable rate demand note is one whose terms provide for the automatic establishment of a new interest rate on set dates. Variable rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much or as quickly as interest rates generally.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by each Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (“1933 Act”), may occur.

Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

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For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus or summary prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, a Fund may be unable to achieve its desired level of exposure to a certain sector. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, a Fund will tend to have the greatest exposure to liquidity risk.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” A Fund may engage in active trading of portfolio securities to achieve its investment objective, including, without limitation, to reflect changes in the Fund’s index, such as reconstitutions and additions or deletions of component securities. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible. Portfolio turnover rates of the Funds, which will be reported in the Risk/Return Summary and the Financial Highlights sections once the Funds have operational history, will exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

Non-Diversification Risk

A non-diversified fund is subject to additional risk. To the extent a Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, a Fund’s performance will be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence, than it would be if the Fund were a diversified fund.

High Dividend Yield Style

While a Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of a Fund. Low priced securities in the Fund may be more susceptible to these risks, Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.

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MANAGEMENT OF THE Funds

The Funds’ investment adviser is RIMCo, 1301 Second Avenue, 18th Floor, Seattle, Washington, 98101. RIMCo, a wholly-owned subsidiary of Frank Russell Company (“Russell”), was established in 1982 to serve as the investment management arm of Russell. Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund.

RIMCo’s employee who has primary responsibility for the management of the Funds (the “RIMCo Manager”) is:

  Richard F. Johnson, Jr., CFA, Portfolio Manager since the Funds’ Inception. Mr. Johnson joined Russell as a Portfolio Manager in May 2010. Prior to joining Russell, from September 2009 to May 2010, Mr. Johnson pursued postgraduate studies at the University of Chicago Booth School of Business. Prior to the University of Chicago, Mr. Johnson worked at Menta Capital from February 2007 to December 2008, where he managed European and United Kingdom equity long/short market neutral investment strategies. Prior to Menta, from September 2005 to February 2007, Mr. Johnson co-managed a global macro strategy at Crescat Partners. Prior to Crescat, from May 2000 to November 2004, Mr. Johnson was a Portfolio Manager at McMorgan & Company on a team charged with managing a fundamental active equity portfolio benchmarked to the S&P 500 index. Mr. Johnson has primary responsibility for the management of the Russell Exchange Traded Funds.

Please see the Funds’ Statement of Additional Information for additional information about the RIMCo Manager’s compensation, other accounts managed by the RIMCo Manager and the RIMCo Manager’s ownership of securities in the Funds.

The Funds’ advisory fees as a percentage of average net assets are: Russell High Dividend Yield ETF, 0.33%; Russell Small Cap Dividend Yield ETF, 0.38%; and Russell International High Dividend Yield ETF, 0.48%.

Each Fund invests its cash reserves in an unregistered cash management fund advised by RIMCo. RIMCo has waived its 0.05% advisory fee. RFSC charges a 0.05% administrative fee to the unregistered fund. The fees payable by a Fund with respect to the investment of the cash reserves are included in the Acquired Fund Fees and Expenses in the Fund’s Annual Fund Operating Expenses table if they are at least 0.01% of the Fund’s average net assets.

A discussion regarding the basis for the Board of Trustees’ (“Board”) approval of the management contract between RIMCo and the Funds, is available in the Funds’ annual report to shareholders covering the period ended March 31, 2012.

INDEX PROVIDER

Russell is a leader in the design, construction and maintenance of equity security indexes. Russell is a Washington corporation which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company. RIMCo is a wholly owned subsidiary of Russell, and as such, each of Russell, RIMCo and Russell Financial Services, Inc. (“RFS”) is an affiliated person of each other within the meaning of Section 2(a)(3)(C) of the 1940 Act.

RIMCo and the Index Provider have adopted policies and procedures designed to establish a wall of separation between the Index Provider and RIMCo. To this end, the policies and procedures: minimize or eliminate potential conflicts of interest; prevent certain persons from having any advantage over other market participants with respect to prior knowledge of companies that may be added to, or deleted from, an index or from the portfolios of any Funds that track the index; and prevent the dissemination or use of non-public information about pending changes to index constituents or methodology.

Russell makes no representation or warranty, express or implied, to shareholders or any member of the public regarding the advisability of the Indexes to track general stock market performance or a segment of the same. Russell’s publication of the Indexes in no way suggests or implies an opinion by Russell as to the advisability of an investment in any or all of the securities upon which the Indexes are based. Russell is not responsible for and has not reviewed the Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as

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to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Indexes. Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY OF THE INDEXES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RIMCO OR THE TRUST, INVESTORS, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF ANY OF THE INDEXES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ALL OF THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ADDITIONAL PURCHASE AND SALE OF FUND SHARES INFORMATION

Creations and Redemptions. Prior to trading in the secondary market, shares of each Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 100,000 shares or multiples thereof. Each “creator” or “Authorized Participant” enters into an authorized participant agreement with a Fund’s distributor, subject to acceptance by a Fund’s transfer agent. Only an Authorized Participant may create or redeem shares of a Fund directly with the Fund. A creation transaction, which is subject to acceptance by the Funds’ Distributor, generally takes place when an Authorized Participant submits an order in “proper form” and deposits into a Fund a portfolio of securities approximating the holdings of the Fund in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of the Fund, but, in certain cases, an Authorized Participant may deposit cash in lieu of certain securities in that portfolio.

Similarly, shares can be redeemed only in Creation Units, generally in-kind, for a portfolio of securities held by a Fund (“Fund Securities”) and, in certain cases, a redemption may contain cash in lieu of certain securities of that portfolio. Except when aggregated in Creation Units, shares are not redeemable by a Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

A creation or redemption order is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and SAI are properly followed. For an order to be in “proper form,” the order will need to be submitted by an authorized person of an Authorized Participant and include all required information prior to the designated cut-off time (e.g., identifying information of the Authorized Participant and authorized person, Fund(s) that the order relates to, type of order, number of units being created or redeemed and PIN number, signature and/or other means of identification of the authorized person).

The Funds intend to comply with the U.S. federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, under the authorized participant agreement, Authorized Participants will neither deliver portfolio securities to a Fund, nor be able to receive Fund Securities that are “restricted securities” as such term is used in Rule 144(a)(3)(i) promulgated under the 1933 Act.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a Depository Trust Company (“DTC”) participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders as well as the estimated costs of Creation Units) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in

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a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

The Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. If you buy or sell Shares in the secondary market, you will pay the secondary market price for Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of a Fund’s Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s NAV, which is calculated at the end of each business day. The Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily NAV of the Shares. The trading prices of a Fund’s Shares may deviate significantly from its NAV during periods of market volatility. Given, however, that Shares can be issued and redeemed daily in Creation Units, RIMCo believes that large discounts and premiums to NAV should not be sustained for very long. Information showing the number of days the market price of a Fund’s Shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., at a premium or discount) for various time periods is available by visiting the Funds’ website at http://www.russelletfs.com.

Every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to the Funds will be disseminated. The IOPV calculations are estimates of the value of the Funds’ NAV per Share using current market prices converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities’ local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the NAV per Share of the Funds, which is calculated only once a day. Neither the Funds, nor RIMCo or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Fund Shares are issued and redeemed only in Creation Units available only from a Fund directly, and that most trading in a Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in a negative impact to a Fund or its shareholders.

Transaction Fees. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge (up to the maximum amount shown below) to compensate for brokerage and market impact expenses. The standard and maximum additional creation and redemption transaction fees are set forth below.

The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. RIMCo may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly,

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the standard redemption transaction fee is the same regardless of the number of Creation Units redeemed on the same day. Creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) are also subject to an additional variable charge up to the maximum amount shown in the table below. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund and redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services.

Additionally, brokerage and other costs will be associated with the aggregation of sufficient Fund Shares to redeem the Fund Shares in a Creation Unit.

The following table also shows, as of the date of this Prospectus, the approximate value of one Creation Unit, including standard and maximum additional creation and redemption transaction fees:

	Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Variable Charge for Creations*	Maximum Additional Variable Charge for Redemptions*
Russell High Dividend Yield ETF	$2,500,000	100,000	$250	5%	2%
Russell Small Cap High Dividend Yield ETF	$2,500,000	100,000	$450	5%	2%
Russell International High Dividend Yield ETF	$2,500,000	50,000	$3,750	5%	2%
*	As a percentage of the amount invested.

DISTRIBUTION

ALPS Distributors, Inc. (the “Distributor”) is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Distributor is the “principal underwriter” for Russell Exchange Traded Funds Trust (the “Trust”) in connection with the issuance of Creation Units of each Fund. Pursuant to a written agreement RFS provides to the Distributor marketing services related to the Funds. RFS does not receive compensation for services provided to the Distributor.

All orders to purchase Creation Units for each Fund must be placed with the Distributor by or through an Authorized Participant and it is the responsibility of the Distributor to transmit such orders to the relevant Fund. The Distributor furnishes to those placing such orders confirmation that the orders have been accepted, but the Distributor may reject any order that is not submitted in proper form.

The Distributor is also responsible for delivering the Prospectus to those persons creating Creation Units and for maintaining records of both the orders placed with it and the confirmations of acceptance furnished by it. In addition, the Distributor will maintain a record of the instructions given to the relevant Fund to implement the delivery of Creation Units.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

OTHER CONSIDERATIONS

DISTRIBUTION PLAN. Each Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Shares. No payments pursuant to the Distribution Plan will be made through at least July 29, 2014. Additionally, the implementation of any such payments would have to be approved by the Board prior to implementation. Because these fees would be paid out of each Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, RIMCo may make payments to the Distributor, broker-dealers, banks or other financial intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Funds available to their customers. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by RIMCo from its own resources, which come directly or indirectly in part from fees paid by Russell ETFs. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may

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make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds over another investment. More information regarding these payments is contained in the Funds’ SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from RIMCo or its affiliates.

DIVIDENDS AND DISTRIBUTIONS

As a Fund shareholder, you are entitled to your share of a Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

Each Fund typically earns income in the form of dividends from stocks, interest from debt securities and, if any, securities lending income. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as “income dividend distributions.” Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions.”

Income in the form of dividend distributions, if any, are generally distributed to shareholders quarterly, but may vary significantly from quarter to quarter. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code (the “Code”).

Distributions in cash may be reinvested in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Dividends which are reinvested will nevertheless be taxable to the same extent as if such dividends had not been reinvested.

HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

The NAV of each Fund is calculated on each business day on which the New York Stock Exchange (“NYSE”) is open for regular trading. Each Fund determines NAV at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

The NAV of each Fund is computed by dividing the current value of a Fund’s assets (less liabilities) by the number of Shares of the Fund outstanding.

Transactions in Shares on the secondary market are conducted at market price, which may be higher or lower than NAV. Creation Unit transactions directly with the Fund will be priced at the NAV next determined after receipt of the order in proper form.

Valuation of Portfolio Holdings

The Funds value portfolio securities according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to Russell Fund Services Company. However, the Board retains oversight over the valuation process. Money market fund securities are priced using the amortized cost method of valuation unless the Board determines that amortized cost does not represent market value of short-term debt obligations. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument. Investments in other mutual funds are valued at their NAV per share, calculated at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The circumstances under which these companies will use fair value pricing and the effects of using fair value pricing can be found in the other mutual funds’ prospectuses.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or brokers (when permitted by the market value procedures).

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If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by a Fund may cause the NAV of its Shares to differ significantly from the NAV that would be calculated using current market values. Use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by its index, which, in turn, could result in a difference between such Fund’s performance and the performance of its index.

This policy is intended to assure that the Funds’ NAVs fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund Shares is determined may be reflected in the calculation of the NAVs for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing. Examples of events that could trigger fair value pricing of one or more securities are: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

ADDITIONAL TAX INFORMATION

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

Unless your investment in the Funds is through a tax-exempt entity or tax deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

- Each Fund makes distributions;

- You sell Shares listed on the Exchange; and

- You create or redeem Creation Units.

In general, distributions from a Fund are taxable to you as either ordinary income or long-term capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Distributions paid out of a Fund’s income or net-short term capital gains, if any, are generally taxable as ordinary income. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Early each year, you will receive a statement that shows the tax status of distributions you received for the previous year.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable

26

to interest, capital gains, and, in many cases, distributions from non-U.S. corporations. In the absence of further legislation, for taxable years beginning after December 31, 2012, the special rates for qualified dividend income will no longer apply, and such income will be taxed at ordinary income rates.

The Funds make no representation as to the amount or variability of each Fund’s capital gains distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, and shareholders’ redemption patterns.

Fund distributions and gains from the sale or exchange of your Shares will also generally be subject to any state and local income taxes.

If you are a corporate investor, a portion of the dividends from net investment income paid by each Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

FOREIGN INCOME TAXES. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known. The Funds do not expect to be able to pass through to you certain foreign income taxes paid by the Funds.

NON-U.S. INVESTORS. If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. You may also potentially be subject to U.S. estate taxes.

TAXES ON EXCHANGE-LISTED SHARE SALES. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that long-term capital gain dividends were paid with respect to such Shares.

TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS. A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Certain investments held by the Funds may be classified as passive foreign investment companies or “PFICs” under the Code. Additional information pertaining to the potential tax consequence to the Funds, and to the shareholders, from the Funds’ potential investments in PFICs can be found in the SAI.

BACKUP WITHHOLDING. A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the

27

Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled “Taxes” in the Funds’ Statement of Additional Information.

GENERAL INFORMATION

The Trust was organized as a Delaware statutory trust on July 27, 2009. If shareholders of any Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust’s form of organization.

For purposes of the 1940 Act, Shares of the Trust are issued by the respective Funds and the acquisition of Shares by investment companies and companies relying on Sections 3(c)(1) and 3(c)(7) of the 1940 Act is subject to the restrictions of section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order of the SEC. The Trust has received exemptive relief from Section 12(d)(1) to allow registered investment companies to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions as set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Dechert LLP serves as counsel to the Trust, including the Funds. PricewaterhouseCoopers, LLP serves as the independent registered public accounting firm and will audit the Funds’ financial statements annually.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.russelletfs.com.

Total Return Information

The table below presents information about the total returns of the Funds for the period ended March 31, 2012.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

A Fund’s NAV is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund and the market return is based on the market price of a Fund. Market price is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a Fund are listed, as of the time that a Fund’s NAV is calculated. Since shares of a Fund did not trade in the secondary market until after a Fund’s inception, for the period from inception to the first day of secondary market trading in shares of a Fund, the NAV of a Fund is used as a proxy for the market price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at market price and NAV, respectively.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the following tables do not reflect the deduction of taxes that a shareholder would pay on a Fund’s distributions or the redemption or sale of a Fund’s shares. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund’s past performance is no guarantee of future results.

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Performance as of March 31, 2012

Average Annual Total Returns – Commencement to 03/31/12

	NAV	Market	Benchmark(3)	Benchmark Return
Russell High Dividend Yield ETF(1)	0.16%	0.21%	Russell U.S. Large Cap High Dividend Yield Index	0.17%
Russell Small Cap High Dividend Yield ETF(1)	1.14%	1.26%	Russell U.S. Small Cap High Dividend Yield Index	1.16%
Russell International High Dividend Yield ETF(2)	N/A	N/A	N/A	N/A

Cumulative Annual Total Returns – Commencement to 03/31/12

	NAV	Market	Benchmark(3)	Benchmark Return
Russell High Dividend Yield ETF(1)	0.16%	0.21%	Russell U.S. Large Cap High Dividend Yield Index	0.17%
Russell Small Cap High Dividend Yield ETF(1)	1.14%	1.26%	Russell U.S. Small Cap High Dividend Yield Index	1.16%
Russell International High Dividend Yield ETF(2)	N/A	N/A	N/A	N/A

______

(1)	Date of Commencement is March 15, 2012.
(2)	The Fund has not yet commenced operations.
(3)	Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns.

Frequency Distribution of Discounts and Premiums

The chart below presents information about differences between the per share NAV of a Fund and the market trading price of shares of a Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for a Fund’s shares as of the close of trading on the exchange where a Fund’s shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other exchange traded funds, the market price of a Fund’s shares is typically slightly higher or lower than a Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for a Fund’s shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

The chart presents information about the size and frequency of premiums or discounts. Each line in the chart shows the number of trading days in which a Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented in the chart represents past performance and cannot be used to predict future results.

The below Premium/Discount Ranges are for the Periods noted for all Funds,  except the Russell International High Dividend Yield ETF which has not yet commenced operations.

Russell High Dividend Yield ETF

Period Covered: March 14, 2012 (Inception of Fund) through March 31, 2012 (Unaudited)

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	1	5.56%
Greater than 0.05% and Less than 0.20%	9	50.00%
Between 0.05% and (0.05)%	8	44.44%
Greater than (0.05)% and Less than (0.20)%	0	0.00%
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Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Small Cap High Dividend Yield ETF

Period Covered: March 14, 2012 (Inception of Fund) through March 31, 2012 (Unaudited)

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	15	83.33%
Between 0.05% and (0.05)%	3	16.67%
Greater than (0.05)% and Less than (0.20)%	0	0.00%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell High Dividend Yield ETF

Period Covered: April 1, 2012 through June 30, 2012 (Unaudited)

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	0	0.00%
Greater than 0.05% and Less than 0.20%	6	6.59%
Between 0.05% and (0.05)%	58	63.74%
Greater than (0.05)% and Less than (0.20)%	27	29.67%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

Russell Small Cap High Dividend Yield ETF

Period Covered: April 1, 2012 through June 30, 2012 (Unaudited)

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.00%
Greater than 0.20% and Less than 1.00%	4	4.40%
Greater than 0.05% and Less than 0.20%	15	16.48%
Between 0.05% and (0.05)%	68	74.72%
Greater than (0.05)% and Less than (0.20)%	4	4.40%
Greater than (0.20)% and Less than (1.00)%	0	0.00%
Greater than (1.00)%	0	0.00%

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

For a Share Outstanding Throughout the Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell High Dividend Yield ETF
March 31, 2012(1)	24.85	.01	.03	.04	-	-	-
Russell Small Cap High Dividend Yield ETF
March 31, 2012(1)	24.78	.11	.17	.28	-	-	-
Russell International High Dividend Yield ETF
March 31, 2012(2)
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$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net (c)(e)	% Ratio of Net Investment Income to Average Net Assets (c)(e)	% Portfolio Turnover Rate(b)(d)

-	24.89	.16	4,978.59		.33	1.04	-

-	25.06	1.14	2,506.63		.38	8.89	-

Notes to Financial Highlights

(1)	For the period March 15, 2012 (commencement of operations) to March 31, 2012.
(2)	The Fund has not yet commenced operations.
(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by RIMCo.
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For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual and semi-annual reports for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report or the Funds’ SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

Russell Exchange Traded Funds Trust
1301 Second Avenue
18th Floor
Seattle, WA 98101
Telephone: 1-888-775-3837

The Funds’ SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds’ Web site at www.russelletfs.com.

Each year you are automatically sent an updated prospectus and annual and semiannual reports for the Funds. You may also occasionally receive notifications of prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.

Distributor: ALPS Distributors, Inc.

Investment Company Act File No. 811-22320

80-46-004

RUSSELL EXCHANGE TRADED FUNDS TRUST

1301 Second Avenue

18th Floor

Seattle, Washington 98101

Telephone 1-888-775-3837

STATEMENT OF ADDITIONAL INFORMATION

July 27, 2012

Russell Exchange Traded Funds Trust (the “Trust” or “RET”) is a single legal entity organized as a Delaware statutory trust. The Trust operates investment portfolios, each of which is referred to as a “Fund,” an “Exchange Traded Fund” or an “ETF”. The Trust offers Shares of beneficial interest in the Funds in multiple separate Prospectuses.

This Statement of Additional Information (“Statement”) is not a prospectus; this Statement should be read in conjunction with the Fund’s Prospectus dated July 27, 2012 and any supplements thereto. A Prospectus may be obtained without charge by telephoning or writing the Trust at the number or address shown above.

Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectus.

As of the date of this Statement, the Trust is comprised of 31 Funds. This Statement relates to the following Fund which commenced operations on May 11, 2010:

Russell® Equity ETF (the “Fund”)

ONEF; NYSE Arca, Inc.

The Fund’s audited financial statements for the fiscal period ended March 31, 2012 are incorporated in this Statement by reference to the Fund’s most recent Annual Report to Shareholders (File No. 811-22320). You may obtain a copy of the Fund’s Annual Report at no charge by request to the Fund at the address or phone number shown above.

ii

STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. The Trust commenced business operations as a Delaware statutory trust on July 27, 2009. Effective on April 15, 2011, the name of the Trust was changed from “U.S. One Trust” to “Russell Exchange Traded Funds Trust.”

The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), consisting of multiple investment series, (each a “Fund”, and collectively the “Funds”). The offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is an exchange-traded fund (“ETF”) and is diversified. The Fund invests primarily in shares of other ETFs (the “Underlying ETFs”), as well as other exchange-traded products such as other pooled investment vehicles that are not investment companies. The Fund will attempt to achieve its investment objective by utilizing an “active” management strategy. Russell Investment Management Company (“RIMCo” or the “Adviser”) manages the Fund.

The Trust is authorized to issue Shares of beneficial interest, and is permitted to offer separate series of Shares – each a “fund.” The Board of Trustees (the “Board” or “Trustees”) may, without seeking shareholder approval, create additional funds at any time. The Fund offers and issues Shares at its net asset value (sometimes referred to herein as “NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares either in exchange for (i) a basket of specified Underlying ETFs, as defined below (the “Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”) or (ii) a cash payment equal in value to the Deposit Securities (“Deposit Cash”) together with the Cash Component. The primary consideration accepted by the Fund (i.e., Deposit Securities or Deposit Cash) is set forth under “Purchase and Redemption of Creation Units” later in this Statement. The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security and reserves the right to permit or require the substitution of Deposit Securities in lieu of Deposit Cash (subject to applicable legal requirements). The Shares have been approved for listing and secondary trading on the NYSE Arca, Inc. (the “Exchange”). The Shares will trade on the Exchange at market prices. These prices may differ from the Shares’ net asset values. Shares are redeemable to the Fund only in Creation Unit aggregations, and generally in exchange either for (i) portfolio securities and a specified cash payment or (ii) cash (subject to applicable legal requirements). A Creation Unit of the Fund will generally consist of multiples of 50,000 Shares.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). See “Purchase and Redemption of Creation Units.” The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities. In addition to the fixed creation or redemption transaction fee, either an additional transaction fee of up to five times the fixed creation or redemption transaction fee and/or an additional variable charge may apply.

Frank Russell Company (“FRC”) has the right to grant (and withdraw) the nonexclusive use of the name “Frank Russell,” “Russell” or any variation.

FRC is a subsidiary of Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of the state of Wisconsin. For clients seeking personal financial security or security for their business or estate, Northwestern Mutual, its subsidiaries and affiliates offer life, disability and long-term care insurance, investment products, advisory services and trust services that address client needs for financial protection, wealth accumulation, estate preservation and asset distribution.

SHAREHOLDER MEETINGS. The Trust will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of the Trust’s outstanding Shares, or (iii) upon the Board’s failure to honor the shareholders’ request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the 1940 Act in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each Share of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund only Shares of that Fund are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of the Trust, and hold office unless they retire (or upon reaching the mandatory retirement age of 72), resign or are removed by, in substance, a vote of two-thirds of the Trust’s Shares outstanding. Under these circumstances, no one person, entity or shareholder “controls” the Trust.

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of DTC Participants (defined below under “Book Entry Only System”), as of June 30, 2012, the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of the Fund is set forth in the table below.

Fund Name	Participant Name /Address	Percentage of Ownership
Russell Equity ETF	NATIONAL FINANCIAL SERVICES LLC	30.99%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	KNIGHT EXECUTION & CLEARING SERVICES	17.49%
	545 WASHINGTON BLVD.
	JERSEY CITY NJ 07310

	CHARLES SCHWAB & CO., INC	15.79%
	2423 E LINCOLN DRIVE
	PHOENIX AZ 85016-1215

	TD AMERITRADE CLEARING, INC.	7.70%
	1005 N AMERITRADE PLACE
	BELLEVUE NE 68005

An Authorized Participant (as defined below) may hold of record more than 25% of the outstanding Shares of the Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or another affiliate of RIMCo (the “Proxy Agent”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned Shares of the Fund. In such cases, the Proxy Agent shall mirror vote (or abstain from voting) such Shares in the same proportion as all other beneficial owners of the Fund.

The Trustees and officers of the Trust, as a group, own less than 1% of the Fund.

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “MANAGEMENT OF THE FUND.”

2

TRUSTEES AND OFFICERS OF THE TRUST. The Board is responsible for overseeing generally the operation of the Fund, including reviewing and approving the Fund’s contracts with RIMCo, the Fund’s Adviser. Generally, a Trustee may be removed at any time by a vote of at least two-thirds of the number of Trustees prior to such removal or by a vote of two-thirds of the Trust’s Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by and may be officers of RIMCo or its affiliates, are responsible for the day-to-day management and administration of the Fund’s operations.

The Board is currently comprised of five trustees, one of whom is an interested trustee. There are four independent trustees on the Board, including Evelyn S. Dilsaver who serves as the Chairman of the Board and has since March 1, 2012. The Board has established a standing Audit Committee and a standing Nominating and Governance Committee, which are described in more detail in the following paragraphs. The Board’s role in risk oversight of the Fund reflects its responsibility under applicable state law to oversee generally, rather than to manage, the operations of the Fund. In line with this oversight responsibility, the Board receives reports and makes inquiry at its regular meetings and as needed regarding the nature and extent of significant Fund risks (including investment, operational, compliance and valuation risks) that potentially could have a material adverse impact on the business operations, investment performance or reputation of the Fund, but relies upon the Fund’s management (including the Fund’s portfolio managers), the Fund’s Chief Compliance Officer (“CCO”), who reports directly to the Board, and the Adviser to assist it in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. In addition to reports and other information received from Fund management and the Adviser regarding the Fund’s investment program and activities, the Board as part of its risk oversight efforts meets at its regular meetings and as needed with the Fund’s CCO to discuss, among other things, risk issues and issues regarding the policies, procedures and controls of the Fund. The Board receives quarterly reports from the CCO which include information regarding risk issues. The Board may be assisted in performing aspects of its role in risk oversight by the Audit Committee and such other standing or special committees as may be established from time to time by the Board. For example, the Audit Committee of the Board regularly meets with the Fund’s independent public accounting firm to review, among other things, reports on the Fund’s internal controls for financial reporting. The Board believes it may not be possible to identify all risks that may affect the Fund; it may not be practical or cost-effective to eliminate or mitigate all risks; and it may be necessary for the Fund to bear certain risks (such as investment-related risks) to achieve its investment objective. The processes or controls developed to address risks may be limited in their effectiveness and some risks may be beyond the reasonable control of the Fund, the Adviser, the Adviser’s affiliates or other service providers. Because the Chairman of the Board and the Chairman of each of the Board’s Audit and Nominating and Governance Committees are Independent Trustees, the manner in which the Board administers its risk oversight efforts is not expected to have any significant impact on the Board’s leadership structure.

The Board has determined that its leadership structure, including its role in risk oversight, is appropriate given the characteristics and circumstances of the Fund, including such factors as the number of funds, the Fund’s distribution arrangements and the Fund’s structure. In addition, the Board believes that its leadership structure facilitates the independent and orderly exercise of its oversight responsibilities.

The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust, except Ms. Evelyn S. Dilsaver. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: responsibility for the appointment, compensation, retention or termination, and oversight of the work of the Fund’s independent registered public accounting firm; evaluation of the independence of the Fund’s independent registered public accounting firm; pre-approval of all permissible non-audit services to be provided to the Fund by the independent registered public accounting firm; to approve, as required, all non-audit services to be provided to the Fund’s service providers by the Fund’s independent registered public accounting firm, including investment advisers; meeting with the Trust’s independent auditors to review and discuss (i) the arrangements for and scope of the Fund’s annual audit and any

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special audits, (ii) any matters of concern relating to the Fund’s financial statements, (iii) the annual financial statements of the Fund, including any adjustments to such statements recommended by the auditors, and significant accounting policies underlying the statements and their presentation to the public, (iv) the Fund’s financial policies, procedures and internal accounting controls and (v) the form of opinion the auditors propose to render to the Board and shareholders; receive and consider reports from the Trust’s independent auditor regarding various auditor or accounting matters; ensure that the independent registered public accounting firm submits at least annually to the Audit Committee an auditors’ report describing the auditor’s quality control procedures, any internal or peer quality control review, any inquiry or investigation of the auditor by governmental or professional authorities and any steps taken to deal with issues raised by such inquiries or investigations as well as delineating all relationships between the auditor and the Trust; consideration of the effect upon the Fund of any changes in accounting principles or practices proposed by management or the auditors; review and approval of the fees charged by the auditors for audit and non-audit services; to consult with the Board, as requested, in connection with the Board’s determination whether one or more members of the Committee qualify as an “audit committee financial expert”; investigation of improprieties or suspected improprieties in Trust operations that are brought to its attention or of which it becomes actually aware; and oversight of the administration of the Trust’s Senior Mutual Fund Officer Code of Ethics. For the fiscal year ending March 31, 2012 the Audit Committee held four meetings.

The Board has a standing Nominating and Governance Committee that is composed of each of the Independent Trustees of the Trust. The Nominating and Governance Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating and Governance Committee is to identify individuals and make nominations to the Board for Trustee membership on the Board. In the case of independent Trustee candidates, the Nominating and Governance Committee evaluates candidates’ independence from RIMCo and from sub-advisors and other service providers to the Fund. The Nominating and Governance Committee generally will not consider nominees recommended by Shareholders. For the fiscal year ending March 31, 2012 the Nominating and Governance Committee held three meetings.

Trustees may be compensated for attendance at Board and Committee meetings. Such compensation may include, among other things, an annual retainer, a regular Board meeting fee, Committee chairman fees, and Committee and telephonic meeting fees. Compensation may also include any travel and other expenses incurred in attending Board and Committee meetings. The Trust’s officers and employees will be paid by RIMCo or its affiliates.

Each Trustee was selected to join the Board based upon a variety of factors, including, but not limited to, the Trustee’s background, business and professional experience, qualifications and skills. No factor, by itself, has been controlling in the selection evaluations.

The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any with the Adviser, are listed below. Unless otherwise noted, the principal business address of each Trustee and executive officer of the Trust is 1301 Second Avenue, 18th Floor, Seattle, Washington 98101.

Name, Address, and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee
Interested Trustee

James Polisson* Born: October 11, 1959	• Trustee since 2011	• Appointed until successor	• Managing Director and Head of Global ETF Business, Frank Russell	31	None.

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Name, Address, and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee
		is duly elected and qualified	Company (2010 to present); and Chief Marketing Officer, Barclays Global Investors/iShares ETFs (2005 to 2010).
Independent Trustees

Evelyn S. Dilsaver Born: May 4, 1955	• Trustee since 2011 • Chairman since 2012	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Director, Aeropostale, Inc. (retailer) (2008 to present); Trustee, High Mark Funds (2008 to present); Director, Tempur-pedic, Int’l. (retailer) (2010 to present); Director, BlueShield of California (2009 to present); Corporate Director, Charles Schwab Investment Management (2003 to 2007); and President and Chief Executive Officer, Charles Schwab Investment Management (2004 to 2007).	31	Aeropostale, Inc. (retailer) (2008 to present); High Mark Funds (2008 to present); and Tempur-pedic, Int’l. (retailer) (2010 to present); Director, BlueShield of California (2009 to present).

Jane A. Freeman Born: July 15, 1953	• Trustee since 2011 • Chairman of Audit Committee since 2011	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Chief Financial Officer, Scientific Learning (2012-present); Consultant (2008 to present); and Executive Vice President and Chief Financial Officer, Scientific Learning (educational support services) (1999 to 2008).	31	Harding Loevner Funds (Lead Director since 2008).

Daniel O. Leemon Born: October 25, 1953	• Trustee since 2011	• Appointed until successor is duly elected and qualified	• Retired.	31	Director, Corporate Executive Board (2003 to present); Director, San Francisco Jewish Community Publications, Inc. (2008 to

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Name, Address, and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee
					present).

Ernest L. Schmider Born: July 4, 1957	• Trustee since 2011 • Chairman of Nominating and Governance Committee since 2012	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Adjunct Professor, Argyros School of Business and Economics, Chapman University, (Spring and Fall, 2010); Managing Director, Pacific Investment Management Company (PIMCO), President, PIMCO Funds (held various positions with PIMCO from 1994 to 2009).	31	None.

*	Mr. Polisson is also an officer and/or director of one or more affiliates of RET and is therefore an Interested Trustee.

Name, Address, and Date of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Officers

Cheryl Wichers Born: December 16, 1966	Chief Compliance Officer	Since 2011; until successor is chosen and qualified by Trustees	Chief Compliance Officer, Russell Investment Company, Russell Investment Funds and Russell Fund Services Company, 2005 - Present; Chief Compliance Officer, RIMCo, 2005 – 2011	N/A

James Polisson Born: October 11, 1959	President and Chief Executive Officer	Since 2011; until successor is chosen and qualified by Trustees	Managing Director and Head of Global ETF Business, FRC; Chief Marketing Officer, Barclays Global Investors/iShares ETFs, 2005 – 2010	N/A

Mark E. Swanson Born: November 26, 1963	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2011; until successor is chosen and qualified by Trustees	Treasurer, Chief Accounting Officer and CFO, Russell Investment Company and Russell Investment Funds; Director, Funds Administration, RIMCo, Russell Fund Services Company, Russell Trust Company (a non-depository trust company), and Russell Financial Services, Inc.; and Treasurer and Principal Accounting Officer, SSgA Funds	N/A

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Name, Address, and Date of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Mary Beth Rhoden Born: April 25, 1969	Secretary and Chief Legal Officer	Since 2011; until successor is chosen and qualified by Trustees	Associate General Counsel, FRC; Assistant Secretary, Russell Investment Company and Russell Investment Funds, 1999 – 2010; Secretary, RIMCo, Russell Fund Services Company and Russell Financial Services, Inc.; and Secretary and Chief Legal Officer, Russell Investment Company and Russell Investment Funds	N/A

The Trustees believe that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes and skills to serve on the Board. The Trustees believe that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Adviser, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion. The Trustees have also considered not only the contributions that each Trustee can make to the Board and the Trust based upon their particular background, skills and experience, among other things, but also whether such background, skills and experience enhance the Board’s diversity. The Nominating and Governance Committee believes that the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy on diversity or any particular definition of diversity.

As described in the table above, the Independent Trustees possess the experience and skills to provide them a basis of acquiring knowledge of the business and operation of the Fund and the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply to each Trustee: Mr. Polisson because of his extensive experience in the ETF business; Ms. Dilsaver because of her experience as a Corporate Director and in the investment management industry; Ms. Freeman because of her experience as a Chief Financial Officer and trustee in the fund industry; Mr. Leemon because of his business experience and as a corporate director; and Mr. Schmider because of his economic expertise and experience as a trustee in the fund industry.

COMPENSATION OF TRUSTEES AND OFFICERS. The following table sets forth the compensation that was paid to each Trustee by the Trust for the calendar year ending December 31, 2011. Prior to the Trust’s commencement of operations no Trustee was compensated.

Name of Trustee	Aggregate Compensation From Trust(1)	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex(1)
Interested Trustees
Paul Hrabal(2)	$0	N/A	N/A	$0
James Polisson(3)	$0	N/A	N/A	$0

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Name of Trustee	Aggregate Compensation From Trust(1)	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex(1)
Independent Trustees
Evelyn S. Dilsaver(3)	$76,250	N/A	N/A	$76,250
Jane A. Freeman(3)	$94,000	N/A	N/A	$94,000
Samuel W. Humphreys(2)	$1,875	N/A	N/A	$1,875
Lee T. Kranefuss(3)(4)	$78,750	N/A	N/A	$78,750
Daniel O. Leemon(3)	$83,750	N/A	N/A	$83,750
Stephen Matthew Lopez-Bowlan(2)	$1,875	N/A	N/A	$1,875
David Sean McEwen(2)	$1,875	N/A	N/A	$1,875
Ernest L. Schmider(3)	$85,000	N/A	N/A	$85,000

(1)	Trustee compensation does not include reimbursed out-of-pocket expenses incurred in connection with their attendance at meetings.

(2)	Effective April 29, 2011, Messrs. Hrabal, Humphreys, Lopez-Bowlan and McEwen resigned from the Board and no longer serve as Trustees of the Trust.

(3)	Elected to the Board on April 27, 2011.

(4)	Effective April 25, 2012, Mr. Kranefuss resigned from the Board and no longer serves as Trustee of the Trust.

OWNERSHIP OF SHARES. The following table shows the dollar amount ranges of each Trustee’s “beneficial ownership” of shares of the Fund and all other series of the Trust as of the end of the most recently completely calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Fund Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustees in Russell Fund Complex(1)
Interested Trustees
James Polisson	Russell Equity ETF	$10,001-$50,000	$10,001-$50,000
	Russell 1000 Low Volatility ETF	$1-$10,000
	Russell Growth at a Reasonable Price ETF	$1-$10,000

Independent Trustees
Evelyn S. Dilsaver	None	None	None
Jane A. Freeman	Russell Growth at a Reasonable Price ETF	Over $100,000	Over $100,000
Lee T. Kranefuss(2)	None	None	None
Daniel O. Leemon	None	None	None
Ernest L. Schmider	None	None	None

(1)	Includes each series of the Trust.

(2)	Effective April 25, 2012, Mr. Kranefuss resigned from the Board and no longer serves as Trustee of the Trust.

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OPERATION OF THE TRUST

SERVICE PROVIDERS. Most of the Trust’s necessary day-to-day operations are performed by separate business organizations under contract to the Trust. The principal service providers are:

Manager	Russell Investment Management Company

Administrator	Russell Fund Services Company

Transfer Agent	State Street Bank and Trust Company

Custodian and Portfolio Accountant	State Street Bank and Trust Company

Distributor	ALPS Distributors, Inc.

MANAGER. RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund.

The Fund pays a management fee directly to RIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of the Fund (the “Management Fee”). (See the Prospectus for the Fund’s annual management percentage rates).

RIMCo is a wholly-owned subsidiary of FRC, a subsidiary of Northwestern Mutual. RIMCo’s mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.

Under the Supervision and Management Agreement, RIMCo oversees the operation of the Fund, arranges for the distribution, transfer agency, administration, custody and all other services necessary for the Fund to operate, and exercises day-to-day oversight over the Fund’s service providers. These services are paid for from the Management Fee RIMCo receives from the Fund.

Pursuant to the Supervision and Management Agreement and subject to the general supervision of the Board, RIMCo provides or causes to be furnished all supervisory, management and other services reasonably necessary for the operation of the Funds, including audit, portfolio accounting, legal, transfer agency, printing costs and certain distribution services under what is essentially an all-in fee structure.

The Fund does bear other expenses which are not covered under the Management Fee that may vary and will affect the total level of expenses paid by the Fund, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, and costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

ADMINISTRATOR. Russell Fund Services Company (“RFSC”), with the assistance of RIMCo and FRC, provides the Fund with office space, equipment and the personnel necessary to operate and administer the Fund’s business and to supervise the provision of services by certain third parties such as the custodian.

RFSC is paid an administrative fee, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Fund. Services which are administrative in nature are provided by RFSC pursuant to an Administrative Agreement for an annual fee of 0.0275% of the average daily net asset value of the Fund paid out of the Management Fee.

The Fund paid RIMCo advisory fees (gross of reimbursements and/or waivers) of $4,824 for the fiscal period ended March 31, 2012 and $31,872 and $0 for the fiscal years ended December 31, 2011 and 2010, respectively.

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The Fund’s fiscal year was changed from December 31 to March 31 as of August 29, 2011. The Fund paid U.S. One advisory fees (gross of reimbursements and/or waivers) of $5,815 and $10,667 for the fiscal years ended December 31, 2011 and 2010, respectively.

Current Waivers:

For the Fund, RIMCo has contractually agreed, until April 29, 2014, to waive up to the full amount of its 0.35% management fee to the extent that the Total Annual Fund Operating Expenses, excluding extraordinary expenses, exceed 0.51% of the average daily net assets of the Fund on an annual basis. This waiver may not be terminated during the relevant period except with Board approval.

Past Waivers:

For the Fund, RIMCo has contractually agreed, until April 29, 2012, to waive up to the full amount of its 0.35% management fee to the extent that the Total Annual Fund Operating Expenses, excluding extraordinary expenses, exceed 0.51% of the average daily net assets of the Fund on an annual basis

PORTFOLIO MANAGER. The RIMCo Portfolio Manager (RIMCo’s employee who manages the Fund, “Portfolio Manager”) is compensated by RIMCo with salaries, bonuses (paid in cash), profit sharing contributions and a long-term incentive plan. Salaries are fixed annually and are driven by the market place. Bonuses for the Portfolio Manager of the Fund are based on his management of the Fund consistent with the Fund’s objectives. The Portfolio Manager for the Fund is evaluated on an ongoing basis with respect to achieving the Fund’s objectives and guidelines, identifying and implementing allocation changes when necessary and liaising between business units and fund performance groups to help insure that reports reflect market needs.

Portfolio Manager evaluations, salary and bonus recommendations are conducted and reviewed by Russell asset class chief investment officers. Russell’s compensation committee approves salaries and bonuses after the asset class chief investment officers’ recommendations have been reviewed by the Global Chief Investment Officer.

Profit sharing contributions are typically made quarterly and are calculated as a percentage of the Portfolio Manager’s salary. The percentage is fixed and is the same percentage for all RIMCo employees who receive profit sharing contributions.

The long-term incentive plan provides key professionals with future cash payments the value of which is tied to FRC’s financial performance. Awards under the long-term incentive plan are based on expected future contribution to the success of FRC. The assessment of expected future contribution is qualitative in nature and is determined by the Portfolio Manager’s manager and approved by senior executives.

A Portfolio Manager’s earnings over a specified amount of cash compensation (salary plus bonus) are eligible to participate in the deferred compensation plan which allows the Portfolio Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of an asset allocated mix of funds of Russell Investment Funds selected by the Portfolio Manager.

A Portfolio Manager may be responsible for one or more funds or investment accounts. The RIMCo Portfolio Managers that manage such other funds or investment accounts receive compensation based upon the performance of these other funds or accounts in a manner similar to the approach described above. However, each fund or investment account has a unique peer relative performance benchmark based upon the market in which the fund or account is offered.

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OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

AND ASSETS UNDER MANAGEMENT IN THE ACCOUNTS

AS OF MARCH 31, 2012

Portfolio Manager	Number of Registered Investment Companies	Assets Under Management (in millions)	Number of Pooled Investment Vehicles	Assets Under Management (in millions)	Other Types of Accounts	Assets Under Management (in millions)	Asset Total (in millions)
Brian Meath	0	$0	4	315.0	10	$1,468	$1,783

EQUITY SECURITIES BENEFICIALLY OWNED BY RIMCO MANAGERS IN THE FUNDS THEY

MANAGE FOR THE FISCAL YEAR ENDED MARCH 31, 2012

RIMCo Managers of the Fund	Dollar Range of Equity Securities in the Funds Managed by the RIMCo Manager
Brian Meath	None - Russell Equity ETF

Portfolio Managers typically manage multiple portfolios. These portfolios may include mutual funds, separate accounts and commingled trusts. Russell’s investment process is guided by the principle that all portfolios will be treated in a fair and equitable manner. To adhere to this guiding principle, Portfolio Managers follow a process of constructing portfolios in accordance with regulatory and investment guidelines. Portfolio Managers make decisions for each portfolio based on a variety of factors relevant to that portfolio.

DISTRIBUTOR. ALPS Distributors, Inc. is the principal underwriter and Distributor of Shares. Its principal address is 1290 Broadway, Suite 1100, Denver, CO 80203. Investor information can be obtained by calling 303-623-2577. The Distributor has entered into a distribution agreement (“Distribution Agreement”) with the Trust pursuant to which it distributes Shares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty as to the Fund: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, on at least 60 days written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days’ notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under “PURCHASE AND REDEMPTION OF CREATION UNITS.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust. The Distributor may assist Authorized Participants (as defined below) in assembling shares to purchase Creation Units, for which it may receive commissions or other fees from such Authorized Participants.

The Adviser may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of Shares. The Adviser or Distributor, or an affiliate of the Adviser or Distributor, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered

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representatives and other professionals more knowledgeable about exchange traded products, including the Fund, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and its clients. These amounts, which may be significant, are paid by the Adviser and/or Distributor from their own resources and not from the assets of the Fund.

DISTRIBUTION. The continuation of the Distribution Agreement and any other related agreements is subject to annual approval of the Board, including by a majority of the Independent Trustees, as described above.

The allocation among the Fund of fees and expenses payable under the Distribution Agreement will be made pro rata in accordance with the daily net assets of the Fund.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in the “Book Entry Only System” section below), or DTC Participants (as defined below).

Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor, and may indemnify Soliciting Dealers and Authorized Participants (as described below) entering into agreements with the Distributor, for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under the Distribution Agreement or other agreement, as applicable.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company (“State Street”) serves as the custodian for the Trust. As custodian, State Street is responsible for the safekeeping of the Funds’ assets and the appointment of any subcustodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for the Fund for regulatory and financial reporting purposes. The mailing address for State Street Bank and Trust Company is: Josiah Quincy Building, 200 Newport Avenue, North Quincy, MA 02171.

TRANSFER AND DIVIDEND DISBURSING AGENT. State Street serves as the transfer and dividend disbursing agent for the Trust. As transfer and dividend disbursing agent, State Street is responsible for among other matters, receiving and processing orders for the purchase and redemptions of Creation Units. The principal business address for State Street Bank and Trust Company is: One Lincoln Street, Boston, MA 02111.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

PricewaterhouseCoopers LLP (“PwC”) serves as the Independent Registered Public Accounting Firm of the Trust. PwC is responsible for performing annual audits of the financial statements and financial highlights of the Fund in accordance with the auditing standards of the Public Company Accounting Oversight Board and a review of federal tax returns. The mailing address of PwC is 1420 Fifth Avenue, Suite 1900, Seattle, Washington 98101.

CODES OF ETHICS. The Trust, RIMCo and the Distributor have each adopted a code of ethics which complies in all material respects with applicable law and which is intended to protect the interests of each Fund’s shareholders. The codes of ethics are designed to prevent affiliated persons of the Trust, RIMCo, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics generally permit investment personnel to trade securities for their own account, including securities that may be purchased or held by a Fund, subject to restrictions on personal securities trading specified in the applicable code of ethics. Each code of ethics has been filed with the SEC and may be viewed by the public.

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PURCHASE AND REDEMPTION OF CREATION UNITS. The Fund issues and redeems its Shares on a continuous basis, at net asset value (“NAV”), only in a large specified number of Shares called a “Creation Unit,” either principally in-kind for a designated portfolio of shares in specified ETFs or, in certain circumstances, in cash for the value of such securities. The consideration for creations and redemptions for the Fund is principally in-kind.

PURCHASE (CREATION). The Trust issues and sells Shares of the Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day (as defined below), in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). A “Business Day” with respect to the Fund is, generally, any day on which the New York Stock Exchange (“NYSE”) is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of the Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, consisting of Underlying ETFs and the “Cash Component” (defined below), computed as described below or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and the Cash Component, computed as described below. The Fund currently offers Creation Units for in-kind deposits, but reserves the right to utilize a “cash” option in lieu of some or all of the Deposit Securities for creation of shares. When accepting purchases of Creation Units for cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser, therefore additional variable fees may be assessed, up to the amount listed in the table below.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Custodian, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for the Fund changes as rebalancing adjustments, interest payments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund.

The Trust intends to require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security that is a To Be Announced (“TBA”) transaction. The amount of cash contributed will be equivalent

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to the price of the TBA transaction listed as a Deposit Security. In instances where the Trust accepts Deposit Securities for the purchase of a Creation Unit, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security, including, without limitation, situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery, (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities or the Federal Reserve System for U.S. Treasury securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or (v) in certain other situations (collectively, “non-standard orders”). In these instances, additional variable fess may be assessed, up to the amount listed in the table below. The Authorized Participant is responsible for any and all expenses and costs incurred by the Fund, including any applicable cash amounts, in connection with any purchase order. The Trust also reserves the right to: (i) permit or require the substitution of Deposit Securities in lieu of Deposit Cash; and (ii) include or remove Deposit Securities from the basket in anticipation of portfolio rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit.

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is assessed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time. An additional transaction charge or variable charge will be applied to certain creation and redemption transactions, including non-standard orders and partial cash purchases. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”), and has the ability to clear through the Federal Reserve System. In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor and the Authorized Participant, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below) and any other applicable fees, taxes and additional variable charge.

All orders to purchase Shares directly from the Fund, including non-standard orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or the applicable order form. In the case of non-standard orders, the non-standard order must be received by the Distributor no later than the times set forth in the Participant Agreement. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such

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investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange or the bond markets close earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Principal Underwriter by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government securities) or through DTC (for corporate securities and municipal securities) and/or through a subcustody agent (for foreign securities). The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, through DTC to the account of the Fund by no later than 2:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date. The “Settlement Date” for the Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by 2:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the Fund Deposit in the appropriate amount are deposited with the Distributor by 4:00 p.m. Eastern time or (as set forth on the applicable order form) with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or the Fund Deposit in the appropriate amount is not received by 4:00 p.m. Eastern time or (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this Statement are properly followed.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the Custodian has confirmed that the required Deposit Securities (or the cash value thereof) have been delivered to the Trust’s account, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

In instances where the Trust accepts Deposit Securities for the purchase of a Creation Unit, the Creation Unit may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage

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of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income and taxes associated with missing Deposit Securities, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. As with all orders, a transaction fee as set forth below under “Creation Transaction Fees” will be charged in all cases and an additional variable charge may also be applied. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Principal Underwriter in respect of the Fund at its discretion, including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) the acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Principal Underwriter, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Principal Underwriter shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit

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assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash or a combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee and any applicable additional variable charge as set forth below. In the event that the Fund Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing: (i) the Trust will substitute a cash-in-lieu amount to replace any Fund Security that is a TBA transaction and the amount of cash paid out in such cases will be equivalent to the value of the TBA transaction listed as the Fund Security; and (ii) at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities. The Fund currently offers Redemption Units for in kind redemptions, but reserves the right to utilize a “cash” option in lieu of some or all of the Fund securities for redemption of shares.

REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. The Fund may adjust the redemption transaction fee from time to time. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including non-standard orders, cash redemptions, or partial cash redemptions (when cash redemptions are available). Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Distributor prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this Statement are properly followed. If the Distributor does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Distributor in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Distributor; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

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With respect to in-kind redemptions of the Fund, the calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value”, computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant by the specified time on the Order Placement Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to 4:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Order Placement Date. If the requisite number of Shares of the Fund are not delivered by 4:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, the Fund will not release the underlying securities for delivery unless collateral is posted in such percentage amount of missing Shares as set forth in the Participant Agreement (marked to market daily).

ADDITIONAL REDEMPTION PROCEDURES. With respect to in -kind redemptions of the Fund, in connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date.

If it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified below, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.

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REQUIRED EARLY ACCEPTANCE OF ORDERS. Notwithstanding the foregoing, as described in the Participant Agreement and the applicable order form, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular Business Day.

Creation and Redemption Transaction Fees:

The following table shows, as of the date of this Statement, the approximate value of one Creation Unit, including standard and maximum additional creation and redemption transaction fees:

	Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Variable Charge for Creations*	Maximum Additional Variable Charge for Redemptions*
Russell Equity ETF	$1,250,000	50,000	$500	5%	2%

*	As a percentage of the amount invested.

From time to time, the Fund may waive all or a portion of its applicable transaction fee(s). An additional charge of up to three (3) times the standard transaction fee may be charged to the extent a transaction is outside of the standard clearing process. The variable charge is in addition to the fixed transaction fee and will be applied to each transaction in cash. The maximum additional variable charge is the percentage noted in the table multiplied by the amount of Deposit Cash or Redemption Cash, as applicable. The assessed variable charge may be lower than the respective percentages noted in the table based on actual brokerage and market impact expenses associated with the transaction.

VALUATION OF FUND SHARES. The net asset value per share is calculated for the Fund on each Business Day on which Shares are offered or orders to redeem are tendered. A business day is one on which the NYSE is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value per share is computed for Shares of the Fund by dividing the current value of the Fund’s assets, less liabilities attributable to the Fund, by the number of Shares of the Fund outstanding, and rounding to the nearest cent.

The Underlying ETFs may have portfolio securities that actively trade on foreign exchanges which may trade on Saturdays and on days that the Fund does not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Fund determines its net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates its net asset values may not be reflected in the calculations of net asset value unless RFSC determines that a particular event would materially affect the net asset value.

VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Fund values its portfolio securities at “fair market value.” This generally means that equity securities and fixed-income securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. Equity securities traded over-the-counter (“OTC”) are valued on the basis of official closing price.

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International equity securities traded on a national securities exchange or OTC are valued on the basis of official closing price.

Short term securities maturing within 60 days of the valuation date held by the Fund are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 under the 1940 Act. The money market instruments are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price the Fund would receive if it sold the instrument.

The Fund may value certain securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board and delegated to RFSC to administer. Market quotations for non-U.S. securities, either individually or collectively, may not be considered to be readily available if a significant event occurs after the close of the non-U.S. markets on which such securities are traded. If you hold Shares in the Fund that holds portfolio securities listed primarily on non-U.S. exchanges, the net asset value of the Fund’s Shares may change on a day when you will not be able to purchase or redeem the Fund’s Shares. This is because the value of those portfolio securities may change on weekends or other days when the Fund does not price its Shares.

PORTFOLIO TURNOVER RATE. Portfolio turnover measures how frequently securities held by the Fund are bought and sold. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short–term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rate for the Fund generally are attributable to market volatility, and/or duration of portfolio investments. The portfolio turnover rates for the fiscal period ended March 31, 2012, and fiscal years ended December 31, 2011 and 2010 were:

Fund	March 31, 2012		December 31, 2011	December 31, 2010
Russell Equity ETF	-	*%	6%	0%

*	Less than 0.5%.

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities (see “Taxes”). The portfolio turnover rate varies by Fund type.

DISCLOSURE OF PORTFOLIO HOLDINGS.

Policies and Procedures Generally. The Trust has adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the securities holdings of the Fund (the “Disclosure Policy”). The Board of the Trust must approve all material amendments to the Disclosure Policy. The Disclosure Policy is designed to: (i) protect the confidentiality of the Fund’s non-public portfolio holdings information, (ii) prevent the selective disclosure of such information, and (iii) ensure compliance by RIMCo and the Fund with the federal securities laws, including the 1940 Act and the rules promulgated thereunder and general principles of fiduciary duty.

Monitoring and Oversight. The Trust’s Chief Compliance Officer (“CCO”) is responsible for ensuring that RIMCo has adopted and implemented policies and procedures reasonably designed to ensure compliance with the Disclosure Policy and, to the extent the CCO considers necessary, the CCO shall monitor RIMCo’s compliance with its policies and procedures. Any exceptions to the Disclosure Policy may be made only if approved by the

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Trust’s CCO upon determining that the exception is in the best interests of the Fund and its shareholders. The CCO must report any exceptions made to the Disclosure Policy to the Trust’s Board at its next regularly scheduled meeting.

Quarterly Disclosure. The Fund will publicly disclose its complete schedule of holdings, as reported on a quarter-end basis, by making the information publicly available in a manner consistent with requirements established by the SEC. You may view the Fund’s complete schedule of portfolio holdings for the most recently completed quarter online at http://www.russelletfs.com, or obtain a copy of the schedule by calling RIMCo at 1-888-RSL-ETFS or 888-775-3837. This information will be available no earlier than the day on which it is transmitted to shareholders in the Fund’s annual and semi-annual reports, or filed with the SEC on Form N-Q, which will occur on or about the sixtieth day after a quarter’s end.

The Fund files its complete schedules of securities holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Daily Disclosure. On each Business Day, before commencement of trading in shares on a national securities exchange (as defined by Section 2(a)(26) of the 1940 Act), RIMCo will disclose the Fund’s Portfolio Composition File (“PCF”) via the NSCC. The PCF is based on a securities component and a cash component (or an all cash amount) which comprises that day’s fund deposit, as disseminated prior to that Business Day’s commencement of trading. RIMCo may make available the Fund’s complete schedule of portfolio holdings and the percentages they represent of the Fund’s net assets. To provide greater transparency, the Fund may disclose its portfolio holdings that represent a Creation Unit of the Fund on each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites.

Confidential Dissemination of Portfolio Holdings Information. No disclosure of non-public portfolio holdings information may be made to any unaffiliated third party except as set forth in this section. This prohibition does not apply to information sharing with the Fund’s service providers, such as the Fund’s investment adviser, distributor, custodian, transfer agent, sub-administrator (if any), accountant, counsel, securities class action claims services administrator, financial printer, proxy voting agent, securities lending agent, lender, IOPV (as defined herein) calculation agent and other select third party service providers (collectively, the “Service Providers”), who generally need access to such information in the performance of their contractual duties and responsibilities. Such Service Providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.

PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to RIMCo, as the Trust’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). RIMCo has also hired a third party service provider to serve as proxy administrator (“Administrator”), although RIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIMCo’s clients and to enable the Committee to resolve any material conflicts of interest between the Fund on the one hand, and RIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Administrator responsibility for performing research and making recommendations in accordance with the Guidelines. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional

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diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

The Guidelines address matters that are commonly submitted to shareholders of a company for voting, including, but not limited to, issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines.

The following are examples of certain types of issues that are covered in the Guidelines and how the proxies are generally voted.

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Proxies will generally be voted for routine agenda items such as the opening of the shareholder meeting; the presence of quorum; regulatory filings; the designation of inspector or shareholder representatives of minutes of meeting; the allowance of questions; the publication of minutes; and the closing of the shareholder meeting.

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In connection with director and officer indemnification and liability protection, proxies will generally be voted: against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care or for proposals that expand protection beyond the standards set forth by Delaware law; against proposals that would expand indemnification beyond coverage of legal expenses to coverage of acts that are more serious violations of fiduciary obligations than mere carelessness; and for proposals that would provide indemnification for an Italian company’s internal auditors or expanded indemnification where a director’s or officer’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company.

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In certain corporate governance matters, proxies will generally be voted: for proposals seeking to amend a company’s articles of association, procedures, processes and/or other company documents unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis; for mergers and acquisitions proposals unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; for corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, asset sales and creation of holding companies, unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; against proposals to classify the board; for shareholder proposals that ask a company to submit its poison pill for shareholder ratification unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; and against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

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In regards to changes to a company’s capital structure, proxies are generally voted against proposals that seek to increase the authorized common or preferred stock by twice the present limit, unless the increase is in connection with a stock split or merger that was voted in favor of; against proposals to create preferred stock, unless the Administrator recommends a vote for, in which case such vote will be determined on a case-by-case basis; if the company does not have any preferred shares outstanding, proxies will generally be voted against the requested authorization.

•

Generally, proxies are voted for executive and director stock option plans unless the Administrator recommends a vote against such matter, in which case additional criteria specified in the Guidelines will apply and such vote may be determined on a case-by-case basis.

•	In connection with social and environmental matters, proxies will generally be voted for management social, political or environmental proposals unless the Administrator recommends a vote against such

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matter, in which case such vote will be determined on a case-by-case basis. However, in regards to shareholder social, political, nuclear safety, land use, ecological or environmental proposals, proxies will be registered as abstentions.

Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

To the extent that any shares of the Fund are owned directly by any other Fund, those shares will be voted directly by the Fund in the same proportion as all other votes received from the other holders of such Fund’s shares.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended is available, without charge, at http://www.russelletfs.com and on the SEC’s website at http://www.sec.gov.

BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made by RIMCo. The Trust’s arrangements with RIMCo provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIMCo is not obligated to select the broker offering the lowest commission. The Fund effects transactions through Russell Implementation Services, Inc. (“RIS”) and its global network of unaffiliated correspondent brokers in compliance with the Trust’s procedures adopted under 17e-1. RIS is a registered broker and investment adviser and an affiliate of RIMCo.

In the case of securities traded in the over-the-counter market and depending on where RIMCo believes best execution is available, portfolio transactions may be effected either (1) on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks, or (2) on a principal basis at net prices, which include compensation to the broker-dealer in the form of a mark-up or mark-down without commission.

BROKERAGE COMMISSIONS. For the fiscal period ended March 31, 2012, and fiscal years ended December 31, 2011 and 2010, the Fund paid brokerage commissions of $402, $0, and $0, respectively.

Securities of “Regular Broker-Dealers.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. As of March 31, 2012, the value of securities of the Trust’s “regular brokers or dealers held was:

Brokers by Commission
Broker
Deutsche Bank Securities, Inc.	$4
Goldman, Sachs & Co.	$25
Jeffries & Company	$361
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$7
Pershing Securities Limited	$5

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Brokers by Principal
Broker
Deutsche Bank Securities, Inc.	$10,285
Goldman, Sachs & Co.	$78,373
Jeffries & Company	$454,630
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$18,841
Pershing Securities Limited	$17,788

During the fiscal year ended March 31, 2012, none of the brokerage commissions of the Fund were directed to brokers who provided research services to RIMCo.

During the fiscal year ended March 31, 2012, there were no affiliated transactions (relating to trading activity).

INVESTMENT RESTRICTIONS

Fundamental Policies

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of the Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, the Fund may not:

1.	(i) With respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or shares of investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2.	Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or shares of investment companies. For purposes of this restriction, the Fund will aggregate the portfolio holdings of the Underlying ETFs so that the Fund will not have indirectly invested more than 25% of its assets in a particular industry or group of industries.

3.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.	Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.	Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

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6.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute rules or regulations may be amended or interpreted from time to time.

7.	Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

8.	Purchase securities while the Fund has outstanding borrowings in excess of 5% of its total assets.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

Under the 1940 Act, the Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company’s other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (331/3%) of its total assets (including those assets represented by the borrowing). Accordingly, if the Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (331/3%) of its assets.

The Fund will not purchase additional securities while outstanding borrowings exceed 5% of total assets.

Non-Fundamental Policies

In addition to the investment restrictions adopted as fundamental policies as set forth above, the Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. The Fund will:

1.	Invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in shares of equity Underlying ETFs.

INVESTMENT POLICIES

The investment objective and principal investment strategies for the Fund are provided in the Fund’s Prospectus. The Fund may not invest in all of the investments listed below. The Fund uses investment techniques commonly used by other exchange-traded funds.

GENERAL INVESTMENT STRATEGIES AND PORTFOLIO INSTRUMENTS

CONCENTRATION AND DIVERSIFICATION

An Underlying ETF may concentrate its investments to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries as described in the Prospectus. The securities of issuers in particular industries may dominate the Index of an Underlying ETF and consequently the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject its Shares to greater price volatility than that experienced by less concentrated investment companies.

In pursuing its objective, the Fund or its Underlying ETFs may hold the securities of a single issuer in an amount exceeding 10% of the market value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code. In particular, as the Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other issuers.

FOREIGN SECURITIES

Investment In Foreign Securities. The Underlying ETFs may invest in foreign (non-U.S.) securities traded on U.S. or foreign exchanges or in the over–the–counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements

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comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States. To the extent that an Underlying ETF’s principal investment strategies involve foreign (non-U.S.) securities, an Underlying ETF may tend to have a greater exposure to liquidity risk.

Investment In Emerging Markets. The Underlying ETFs may invest in emerging markets stocks and the following types of emerging market debt: bonds; notes and debentures of emerging market governments; debt and other fixed–income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed–income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Underlying ETFs. Emerging markets consist of countries determined by the money managers of an Underlying ETF to have developing or emerging economies and markets. These countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Foreign investment may include emerging market stock and emerging market debt.

Risks Associated with Emerging Markets. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self–sufficiency and balance of payments position. Because an Underlying ETF’s foreign securities will generally be denominated in foreign currencies, the value of such securities to the Underlying ETFs will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund or Underlying ETFs’ foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free–floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced devaluations relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Investments in emerging market country government debt securities involve special risks. Certain emerging market countries have historically experienced high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result, a government obligor may default on its obligations. If such an event occurs, an Underlying ETF may have limited legal recourse against the issuer and/or guarantor.

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Foreign Government Securities. Foreign government securities which the Underlying ETFs may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of “quasi–government agencies” and debt securities denominated in multinational currency units of an issuer.

Privatizations. The Fund or an Underlying ETF may invest in privatizations (i.e., government programs selling interests in government-owned or controlled enterprises). The ability of U.S. entities, such as the Fund or an Underlying ETF, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

Synthetic Foreign Equity/Fixed Income Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants). The Underlying ETFs may invest in local access products. Local access products, also called participation notes, are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. The instruments may or may not be traded on a foreign exchange. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be exercisable in the American style, which means that they can be exercised at any time on or before the expiration date of the instrument, or exercisable in the European style, which means that they may be exercised only on the expiration date. Local access products have an exercise price, which is fixed when they are issued.

Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to counterparty risk, liquidity risk, currency risk and the risks associated with investment in foreign securities. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the local access products may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the local access products may become worthless resulting in a total loss of the purchase price.

Equity Linked Notes. The Fund and the Underlying ETFs may invest in equity linked notes, which are instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index. The principal payable at maturity is based on the current price of the linked security, basket or index. Equity linked notes are generally subject to the risks associated with the securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.

Foreign Currency Exchange. Since the Underlying ETFs may invest in securities denominated in currencies other than the U.S. dollar, and since the Underlying ETFs may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Fund and the Underlying ETFs may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such

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currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of an Underlying ETF’s assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund or an Underlying ETF. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries.

Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Underlying ETF may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.

EQUITY SECURITIES

Common Stocks. The Fund and the Underlying ETFs may invest in common stocks, which are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks. The Fund and the Underlying ETFs may invest in preferred stocks, which are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are “cumulative,” meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are “participating” and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.

Convertible Securities. The Fund and the Underlying ETFs may invest in convertible securities, which entitle the holder to acquire the issuer’s common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation’s capital structure. They are consequently of higher quality and entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Underlying ETFs may purchase convertible securities rated Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”), BB or lower by Standard & Poor’s Ratings Group (“S&P”) or BB+ or lower by Fitch Investors Services, Inc. (“Fitch”) and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of,

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and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

Warrants. The Fund and the Underlying ETFs may invest in warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Real Estate Investment Trusts or “REITs.” The Fund and the Underlying ETFs may invest in REITs. REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The Fund or Underlying ETF’s investment in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. Mortgage REITs may be affected by the creditworthiness of the borrower. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. An Underlying ETF’s investments in REITs is also subject to changes in availability of debt financing, heavy cash flow dependency, tenant defaults, self-liquidation, and, for U.S. REITs, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the “Code”) or failing to maintain exemption from the 1940 Act. By investing in REITs directly or indirectly through an Underlying ETF, a shareholder will bear expenses of the REITs in addition to expenses of the Fund and/or Underlying ETF.

Depositary Receipts. The Fund and the Underlying ETFs may hold securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or other securities convertible into securities of eligible non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of the Fund’s investment policies, the Fund or Underlying ETF’s investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non–objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non–cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the

29

issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. Unsponsored depositary receipts tend to trade over the counter, and are issued without the involvement of the underlying non-U.S. company whose stock underlies the depositary receipts. Shareholder benefits, voting rights and other attached rights may not be extended to the holder of an unsponsored depositary receipt. The Fund and the Underlying ETFs may invest in sponsored and unsponsored ADRs.

“Special Situation” Companies. The Fund and the Underlying ETFs may invest in “special situation companies.” “Special situation companies” are companies involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. There can be no assurance, however, that a special situation that exists at the time of its investment will be consummated under the terms and within the time period contemplated.

Investment in Unseasoned Companies. The Fund and the Underlying ETFs may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

DEBT AND MONEY MARKET INSTRUMENTS

To the extent the Fund or an Underlying ETF invests in the following types of debt securities, its net asset value may change as the general levels of interest rates fluctuate. When interest rates decline, the value of debt securities can be expected to rise. Conversely, when interest rates rise, the value of debt securities can be expected to decline. The Fund or Underlying ETF’s investments in debt securities with longer terms to maturity are subject to greater volatility than an Underlying ETF’s shorter-term obligations. Debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

U.S. Government Obligations. The types of U.S. government obligations the Fund or an Underlying ETF may purchase include: (1) a variety of U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills at time of issuance have maturities of one year or less, (b) U.S. Treasury notes at time of issuance have maturities of one to ten years and (c) U.S. Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to such U.S. government agencies or

30

instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such U.S. government obligations may involve risk of loss of principal and interest. The Fund or an Underlying ETF may invest in fixed–rate and floating or variable rate U.S. government obligations. The Fund or an Underlying ETF may purchase U.S. government obligations on a forward commitment basis.

The Fund or an Underlying ETF may also purchase Treasury Inflation Protected Securities (“TIPS”). TIPS are U.S. Treasury securities issued at a fixed rate of interest but with principal adjusted every six months based on changes in the Consumer Price Index. As changes occur in the inflation rate, as represented by the designated index, the value of the security’s principal is adjusted by the same proportion. If the inflation rate falls, the principal value of the security will be adjusted downward, and consequently, the interest payable on the securities will be reduced.

STRIPS. The Fund or an Underlying ETF may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Repurchase Agreements. The Fund or an Underlying ETF may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund or an Underlying ETF acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund or Underlying ETF and is unrelated to the interest rate on the security. The securities acquired by the Fund or Underlying ETF constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund or Underlying ETF (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the Fund’s repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. Subject to the overall limitations described in “Illiquid Securities”, the Fund or an Underlying ETF will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund or an Underlying ETF may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund or an Underlying ETF not within its control and therefore the realization by the Fund or an Underlying ETF on such collateral may be automatically stayed. It is possible that the Fund or an Underlying ETF may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Reverse Repurchase Agreements and Dollar Rolls. The Fund or an Underlying ETF may enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction whereby the Fund or an Underlying ETF transfers possession of a portfolio security to a bank or broker–dealer in return for a percentage of the portfolio security’s market value. The Fund or an Underlying ETF retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund or an

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Underlying ETF repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund or an Underlying ETF equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund or an Underlying ETF’s records while a reverse repurchase agreement is in effect. The SEC may deem a reverse repurchase agreement to constitute a borrowing by the Fund that is subject to asset coverage requirements specified in Section 18 of the 1940 Act.

The Fund or an Underlying ETF may purchase dollar rolls. A “dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, the Fund or an Underlying ETF sells a mortgage-related security, such as a security issued by Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Fund or an Underlying ETF pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Fund or an Underlying ETF enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Underlying ETF, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to the Fund or an Underlying ETF generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

The Fund or an Underlying ETF’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund or Underlying ETF. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund or Underlying ETFs’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to the Fund or an Underlying ETF’s overall limitations on investments in illiquid securities. Successful use of mortgage dollar rolls depends on the Fund or an Underlying ETF’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that market value of the securities the Fund or an Underlying ETF is required to purchase may decline below the agreed upon repurchase price.

Corporate Debt Securities. The Fund or an Underlying ETF may invest in debt securities, such as convertible and nonconvertible bonds, preferred stock, notes and debentures, issued by corporations, limited partnerships and other similar entities. Investments in securities that are convertible into equity securities and preferred stock have characteristics of equity as well as debt securities, and their value may be dependent in part on the value of the issuer’s equity securities. The Underlying ETFs may also invest in debt securities that are accompanied by warrants which are convertible into the issuer’s equity securities, which have similar characteristics. See “Equity Securities” above for a fuller description of convertible securities. An Underlying ETF may invest in corporate debt securities issued by infrastructure companies.

Securities Issued in Connection with Reorganizations and Corporate Restructuring. In connection with reorganizing or restructuring of an issuer or its capital structure, an issuer may issue common stock or other securities to holders of debt instruments. The Fund or an Underlying ETF may hold such common stock and other securities even though it does not ordinarily purchase or may not be permitted to purchase such securities.

Zero Coupon Securities. The Fund or an Underlying ETF may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing

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interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

Government Zero Coupon Securities. The Fund or an Underlying ETF may invest in (i) Government Securities that have been stripped of their unmatured interest coupons, (ii) the coupons themselves and (iii) receipts or certificates representing interests in stripped Government Securities and coupons (collectively referred to as “Government zero coupon securities”).

Mortgage–Related And Other Asset–Backed Securities. The forms of mortgage–related and other asset–backed securities the Fund or an Underlying ETF may invest in include the securities described below:

Mortgage Pass–Through Securities. Mortgage pass–through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are “pass–through” securities because they provide investors with monthly payments of principal and interest which in effect are a “pass–through” of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association (“GNMA”), which is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass–through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage–related securities.

Collateralized Mortgage Obligations. Collateralized mortgage obligations (“CMOs”) are hybrid instruments with characteristics of both mortgage–backed bonds and mortgage pass–through securities. Similar to a bond, interest and pre–paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or “tranches”), with each class bearing a different stated maturity.

Asset–Backed Securities. Asset–backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage–related pass–through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement held by the Fund or an Underlying ETF has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying ETF may experience loss or delay in receiving payment and a decrease in the value of the security.

Collateralized Loan Obligations. The Fund or an Underlying ETF may invest in collateralized loan obligations (“CLOs”). CLOs are special purpose entities which are collateralized mainly by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees. Payments of principal and interest are passed through to investors in a CLO and divided into several tranches of rated debt securities and typically at least one tranche of unrated subordinated securities, which may be debt or equity (“CLO Securities”). CLO Securities generally receive some variation of principal and/or interest installments and, with the exception of certain subordinated

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securities, bear different interest rates. If there are defaults or a CLO’s collateral otherwise underperforms, scheduled payments to senior tranches typically take priority over less senior tranches.

Risk Factors. The value of the Fund or an Underlying ETF’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to sub-prime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund or an Underlying ETF’s portfolio at the time the Fund or Underlying ETF receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, the Fund or an Underlying ETF has exposure to subprime loans, Alt-A loans, and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and

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“overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund or an Underlying ETF’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Fund or Underlying ETF’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments, which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund or an Underlying ETF will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

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The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require an Underlying ETF to dispose of any then existing holdings of such securities.

In addition to normal risks associated with debt obligations and fixed income and/or asset-backed securities as discussed elsewhere in this Statement of Additional Information and the Prospectus (e.g., credit risk, interest rate risk, market risk, default risk and prepayment risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments and one or more tranches may be subject to up to 100% loss of invested capital; (ii) the quality of the collateral may decline in value or default; (iii) the Fund or an Underlying ETF may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

A CLO’s investments in its underlying assets may be CLO Securities that are privately placed and thus are subject to restrictions on transfer to meet securities law and other legal requirements. In the event that any Fund or Underlying ETF does not satisfy certain of the applicable transfer restrictions at any time that it holds CLO Securities, it may be forced to sell the related CLO Securities and may suffer a loss on sale. CLO Securities generally will be considered illiquid as there may be no secondary market for the CLO Securities.

To-Be-Announced Mortgage-Backed Securities. The Fund or an Underlying ETF may invest in to-be announced mortgage-backed securities. As with other delayed-delivery transactions, a seller agrees to issue a TBA mortgage-backed security at a future date. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass through security to be announced on a future settlement date. However, at the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the Fund or Underlying ETF agrees to accept any mortgage-backed security that meets specified terms. Thus, the Fund or an Underlying ETF and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund or an Underlying ETF.

Structured Investment Vehicles. Certain investments in derivatives, including structured instruments as well as investments in mortgage-backed securities and asset-backed securities, involve the purchase of securities from structured investment vehicles (SIVs). SIVs are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. SIVs are often leveraged and securities issued by SIVs may have differing credit ratings. Investments in SIVs present counterparty risks, although they may be subject to a guarantee or other financial support by the sponsoring entity. Investments in SIVs may be more volatile, less liquid and more difficult to price accurately than other types of investments.

Because SIVs depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the SIVs may have to liquidate assets at a loss. Also, with respect to SIVs assets in finance companies, the Underlying ETF may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Underlying ETF.

Loans and Other Direct Indebtedness. The Fund or an Underlying ETF may purchase loans or other direct indebtedness, or participations in loans or other direct indebtedness, that entitles the acquiror of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier. Loan participations

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typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

Risk Factors. Loans and other direct indebtedness involve the risk that the Fund or an Underlying ETF will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund or an Underlying ETF more protection than an unsecured loan in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund or an Underlying ETF may involve revolving credit facilities or other standby financing commitments which obligate the Fund or an Underlying ETF to pay additional cash on a certain date or on demand. These commitments may require the Fund or an Underlying ETF to increase its investment in a company at a time when the Fund or Underlying ETF might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that an Underlying ETF is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As the Fund or an Underlying ETF may be required to rely upon another lending institution to collect and pass onto the Fund or Underlying ETF amounts payable with respect to the loan and to enforce the Fund or Underlying ETF’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund or Underlying ETF from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund or Underlying ETF.

In purchasing loans or loan participations, the Fund or an Underlying ETF assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, an Underlying ETF may end up owning the underlying collateral.

Brady Bonds. The Fund or an Underlying ETF may invest in Brady Bonds, the products of the “Brady Plan,” under which bonds are issued in exchange for cash and certain of a country’s outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily U.S.–dollar) and are actively traded on the over–the–counter market.

Bank Instruments. The Fund and the Underlying ETFs may invest in bank instruments, which include Eurodollar certificates of deposit (“ECDs”), Eurodollar time deposits (“ETDs”) and Yankee Certificates of Deposit (“Yankee CDs”).

Risk Factors. ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are U.S. dollar denominated certificates of deposit issued by foreign branches of U.S. and foreign banks; ETDs are U.S. dollar denominated time deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same

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regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information.

High Risk Bonds. The Fund and Underlying ETFs may invest their assets in securities rated BBB– or lower by S&P, Baa3 or lower by Moody’s or BBB or lower by Fitch (using highest of split ratings), or in unrated securities judged by the money managers to be of similar credit quality to those designations. Securities rated BBB– by S&P, Baa3 by Moody’s or BBB by Fitch are the lowest ratings which are considered “investment grade,” although Moody’s considers securities rated Baa3, S&P considers bonds rated BBB– and Fitch considers bonds rated BBB, to have some speculative characteristics. The Fund or an Underlying ETF may be required by their prospectus or investment guidelines to dispose of, in a prudent and orderly fashion, a security if its ratings drop below these minimum ratings.

Risks Associated with High Risk Bonds. These lower rated debt securities are commonly referred to as “junk bonds.” Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Conversely, periods of economic expansion or falling interest rates enhance the ability of issuers to make payments of principal and interest and decrease the possibility of default. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Fund’s or an Underlying ETF’s ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Securities rated BBB– by S&P Baa3 by Moody’s or BBB by Fitch may involve greater risks than securities in higher rating categories. Securities receiving S&P’s BBB– rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see “Ratings of Debt Instruments.”

Securities possessing Moody’s Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Securities possessing Fitch’s BBB rating indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Lower rated or unrated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low

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rated debt securities defaults, the Fund or an Underlying ETF may incur additional expenses to seek financial recovery.

In addition, the markets in which low rated or unrated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish the Fund or Underlying ETF’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund or Underlying ETF’s Shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of the Fund or an Underlying ETF to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund or Underlying ETF was investing only in investment grade securities.

The money managers of the Fund and the Underlying ETFs may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates.

Auction Market and Remarketed Preferred Stock. The Fund or an Underlying ETF may purchase certain types of auction market preferred stock (“AMPS”) or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing, which are typically held weekly, is successful. If the auction or remarketing fails, the holder of certain types of AMPS or RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Alternative Minimum Tax Bonds. The Fund or an Underlying ETF may invest without limit in “Alternative Minimum Tax Bonds,” which are certain bonds issued after August 7, 1986 to finance certain non-governmental activities. While the income from Alternative Minimum Tax Bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the federal individual and corporate “alternative minimum tax.” The alternative minimum tax is a special tax that applies to taxpayers who have certain adjustments or tax preference items. Available returns on Alternative Minimum Tax Bonds acquired by the Fund or an Underlying ETF may be lower than those from other Municipal Obligations acquired by the Fund or Underlying ETF due to the possibility of federal, state and local alternative minimum or minimum income tax liability on Alternative Minimum Tax Bonds.

Event-Linked Bonds. The Fund or an Underlying ETF may invest in “event-linked bonds.” Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose

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corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Fund or Underlying ETF may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the Underlying ETF to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Underlying ETF may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds. The Fund or an Underlying ETF’s investments in fixed income securities may include deferred interest, pay-in-kind (“PIK”) and capital appreciation bonds. Deferred interest and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of deferred interest, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to deferred interest bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can be either senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

Deferred interest, capital appreciation and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, the Fund or an Underlying ETF will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Fund or Underlying ETF may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, the Fund or Underlying ETF is nonetheless required to accrue income on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash is generally received at the time of the accrual, the Fund or Underlying ETF may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Fund or Underlying ETF. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable.

Exchange-Traded Notes. The Underlying ETFs may invest in exchange-traded notes. Exchange-traded notes (“ETNs”) are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. In addition to trading ETNs on exchanges, investors may redeem

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ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold ETNs until maturity. ETNs may be riskier than ordinary debt securities and may have no principal protection. An Underlying ETF’s investment in an ETN may be influenced by unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the related index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised. Certain ETNs may not produce qualifying income for the purposes of the “90% Test” (as defined below under the heading “Taxation”) which must be met in order for an Underlying ETF to maintain its status as a “regulated investment company” (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

MUNICIPAL DEBT INSTRUMENTS

Municipal Obligations and Bonds. The Fund or an Underlying ETF may invest in “municipal obligations.” Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi–state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications — General Obligation Bonds and Revenue Bonds.

General Obligation Bonds – are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest.

Revenue Bonds – are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

Industrial Development Bonds – are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

Municipal Notes. The Fund or an Underlying ETF may invest in municipal notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short–term capital needs.

Municipal notes include:

Tax Anticipation Notes – issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

Bond Anticipation Notes – issued in expectation of a municipality issuing a long–term bond in the future. Usually the long–term bonds provide the money for the repayment of the notes.

Revenue Anticipation Notes – issued in expectation of receipt of other types of revenues such as certain federal revenues.

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Construction Loan Notes –sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

Pre-Refunded Municipal Bonds –bonds no longer secured by the credit of the issuing entity, having been escrowed with U.S. Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

Tax Free Commercial Paper –a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short–term financing in anticipation of long–term financing.

Variable Rate Demand Notes – long term, taxable, or tax-exempt bonds issued on a variable rate basis that can be tendered for purchase at par whenever rates reset upon contractual notice by the investor. The bonds tendered are then resold by the remarketing agent in the secondary market to other investors. Variable Rate Demand Notes can be converted to a long term fixed rate security upon appropriate notice by the issuer.

Tax Free Participation Certificates – tax free floating, or variable rate demand notes which are issued by a municipal or governmental entity that sells a participation in the note.

A participation certificate gives the Fund or an Underlying ETF an undivided interest in the municipal obligation in the proportion that the Fund or Underlying ETF’s participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund or an Underlying ETF. The Fund or an Underlying ETF has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days’ notice for all or any part of the full principal amount of the Fund or Underlying ETF’s participation interest in the security plus accrued interest.

The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Fund or an Underlying ETF. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund or an Underlying ETF may attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund or an Underlying ETF may retain the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund or Underlying ETF.

Demand Notes. The Fund or an Underlying ETF may purchase obligations with the right to a “put” or “stand– by commitment.” A “put” on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand–by commitment is a commitment by an underwriter to purchase for resale any part of a new issue offered to current shareholders in a rights offering which remains unsubscribed.

The Fund or an Underlying ETF may also invest in demand notes, which are obligations with the right to a “put.” A “put” obligates the provider of the put to buy the security within a specified time and at an agreed upon price. Variable rate demand notes are floating rate instruments with terms of as much as 40 years which pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates. Liquidity is provided with a put feature, which allows the holder to put the security at par plus

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accrued interest on any interest rate reset date, usually with one or seven days notice. Variable rate demand notes almost always have credit enhancement in the form of either a letter of credit or bond insurance.

Risk Factors. The ability of the Fund or an Underlying ETF to exercise the put or stand–by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand–by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Fund or an Underlying ETF from exercising the put or stand–by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand–by commitment for financial reasons, the Fund or an Underlying ETF may, in the opinion of the Fund or an Underlying ETF’s manager, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, “Certain Investments — Municipal Notes — Tax Free Participation Certificates.”)

The Fund or an Underlying ETF may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Fund or Underlying ETFs (usually not more than thirty days’ notice). The Fund or an Underlying ETF may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

Variable Amount Master Demand Notes. The Fund or an Underlying ETF may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (may be subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

Variable And Floating Rate Securities. The Fund or an Underlying ETF may invest in variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90–day U.S. Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities’ market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed–income obligations with a fixed interest rate.

The Fund or an Underlying ETF may purchase variable rate U.S. government obligations which are instruments issued or guaranteed by the U.S. government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than every 762 days. Variable rate U.S. government obligations whose interest rates are readjusted no less frequently than every 762 days will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Commercial Paper. The Fund or an Underlying ETF may invest in commercial paper, which consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Asset-Backed Commercial Paper. The Fund or an Underlying ETF may invest in asset-backed commercial paper. This is commercial paper issued by a bankruptcy remote special purpose entity to fund the acquisition of

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financial assets (such as trade receivables, commercial loans, auto and equipment loans, leases or collateral debt obligations) that is repaid from the cash flows of those receivables on a specific date.

Indexed Commercial Paper. The Fund or an Underlying ETF may invest in indexed commercial paper, which is U.S.–dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.–dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables an Underlying ETF to hedge (or cross–hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.

Credit And Liquidity Enhancements. The Fund or an Underlying ETF may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of these institutions could cause losses to Underlying ETFs that invest in these securities and may affect their share price.

Funding Agreements. The Fund or an Underlying ETF may invest in various types of funding agreements. The Funding agreement is an obligation of indebtedness negotiated privately between an investor and an insurance company. The Funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by the Underlying ETF may be regarded as illiquid and therefore will be subject to the Underlying ETF’s limitation on illiquid investments.

COMMERCIAL PAPER

The Fund may invest in commercial paper as described in the Prospectus. Commercial paper consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing.

OTHER SHORT-TERM INSTRUMENTS

In addition to repurchase agreements, the Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by the Adviser); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P, or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

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The Fund may also invest its cash reserves (the “Cash Balances”) in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC (the “Cash Management Fund”). The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the Cash Balances invested in the Cash Management Fund is 0.10%.

INVESTMENT COMPANIES

The Fund may invest in securities of other investment companies, including ETFs, closed end funds and money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act or SEC exemption. Pursuant to Section 12(d)(1), the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. These limitations do not apply to investments in investment companies managed by RIMCo. To the extent allowed by law, regulation, the Fund’s investment restrictions and the Trust’s exemptive relief, the Fund may invest its assets in securities of investment companies that are money market funds, including those advised by the Adviser or otherwise affiliated with the Adviser, in excess of the limits discussed above. If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

The SEC has issued orders exempting certain ETFs from the limits set forth in Sections 12(d)(1)(A) and 12(D)(1)(B). These exemptions permit the Fund to invest in certain Underlying ETFs beyond the limits set forth in Sections 12(d)(1)(A) and 12(D)(1)(B). The Fund intends to enter into participant agreements with such Underlying ETFs and purchase shares of those ETFs beyond the limits of Sections 12(d)(1)(A) and 12(D)(1)(B) in reliance upon the relief.

The Fund may invest in affiliated ETFs advised by RIMCo. RIMCo receives from these ETFs fees for management and other services, and the Fund will bear its pro rata share of any such fees in addition to the Management Fee. The fees payable by a Fund with respect to these investments are included in the Acquired Fund Fees and Expenses in the Fund’s Annual Fund Operating Expenses table, provided the total amount of fees paid with respect to both affiliated and unaffiliated ETFs are at least 0.01% of the Fund’s average net assets.

POOLED INVESTMENT VEHICLES

The Fund or their Underlying ETFs may invest in the securities of pooled vehicles that are not investment companies. These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security. If the Fund or an Underlying ETF invests in, and thus, is a shareholder of, a pooled vehicle, the Fund or Underlying ETF’s shareholders will indirectly bear the proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Fund or to the Underlying ETF to its own investment adviser and the other expenses that the Fund and the Underlying ETFs bear directly in connection with their own operations. Certain pooled investment vehicles may not produce qualifying income for purposes of the “90% Test” (as defined below under the heading “Taxation”) which must be met in order for the Fund to maintain its status as a RIC under the Code, the Fund will monitor such investments to ensure that any non-qualifying income does not exceed permissible limits.

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OTHER FINANCIAL INSTRUMENTS INCLUDING DERIVATIVES

The Fund will not invest in derivatives. The Underlying ETFs in which the Fund invests may, to a limited extent, and as described below, invest in derivatives; however, the Fund will not invest in Underlying ETFs that use derivatives as a principal investment strategy unless the Underlying ETF uses futures contracts and related options for bona fide hedging, attempting to gain exposure to a particular market, index or instrument, or other risk management purposes. To the extent an Underlying ETF uses futures and/or options on futures, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act.

Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefore. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, an Underlying ETF would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Underlying ETF has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the applicable Underlying ETF may be required to make delivery of the instruments underlying futures contracts it has sold.

The Underlying ETF may minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Underlying ETF does not plan to use futures and options contracts, when available, in this manner. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Underlying ETF, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in securities.

Utilization of futures transactions by the Underlying ETF involves the risk of imperfect or even negative correlation between the changes in market value of the securities held by the Underlying ETF and the prices of futures and options on futures. There is also the risk of loss by the Underlying ETF of margin deposits in the event of bankruptcy of a broker with whom the Underlying ETF has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Swap Agreements. Each Underlying ETF may enter into swap agreements including interest rate, index, and credit default swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with an Underlying ETF receiving or paying, as the case may be, only the net amount of the

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two payments. The net amount of the excess, if any, of an Underlying ETF’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Underlying ETF.

In the case of a credit default swap (“CDS”), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). As the seller of a CDS contract, an Underlying ETF would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to debt obligations. In return, the Underlying ETF would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, an Underlying ETF would keep the stream of payments and would have no payment obligations. As the seller, the Underlying ETF would be subject to investment exposure on the notional amount of the swap.

CDSs may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. An Underlying ETF will segregate assets necessary to meet any accrued payment obligations when it is the buyer of CDS. In cases where an Underlying ETF is a seller of a CDS, if the CDS is physically settled, the Fund will be required to segregate the full notional amount of the CDS. Such segregation will not limit the Underlying ETF’s exposure to loss.

Risks of Swap Agreements. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, an Underlying ETF will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Underlying ETF’s rights as a creditor.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying ETF’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements, which may adversely affect the Fund’s investment in the Underlying ETF.

Because they are two party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to the Fund’s limitation on investments in illiquid securities. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest in the Underlying ETF invested in such swap agreement.

If an Underlying ETF uses a swap as a hedge against, or as a substitute for, a portfolio investment, the Underlying ETF will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Underlying ETF. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even

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result in losses by offsetting favorable price movements in other Underlying ETF investments. Many swaps are complex and often valued subjectively.

CDS agreements involve greater risks than if an Underlying ETF had invested in the reference obligation directly since, in addition to general market risks, illiquidity risk associated with a particular issuer, and credit risk, each of which will be similar in either case, CDSs are subject to the risk of illiquidity within the CDS market on the whole, as well as counterparty risk. Underlying ETFs generally enter into CDS agreements only with counterparties that meet certain standards of creditworthiness.

Commodity-Linked Derivatives. An Underlying ETF may invest in commodity-linked derivative instruments, such as structured notes, swap agreements, commodity options, futures and options on futures, to gain exposure to commodities markets. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities.

Hedging Strategies. Financial futures contracts may be used by an Underlying ETF during or in anticipation of adverse market events such as interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts may be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed–income securities held in an Underlying ETF’s portfolio may decline, but the futures contract value may decrease, partly offsetting the loss in value of the fixed–income security by enabling the Underlying ETF to repurchase the futures contract at a lower price to close out the position.

An Underlying ETF may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.

Risk Associated with Hedging Strategies. There are certain investment risks involved with using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. Another risk is that a liquid secondary market may not exist for a futures contract causing an Underlying ETF to be unable to close out the futures contract thereby affecting the Underlying ETF’s hedging strategy.

In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying ETF’s ability to act upon economic events occurring in foreign markets during non– business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

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ILLIQUID AND RESTRICTED SECURITIES

No more than 15% of the Fund’s net assets will be invested in securities, including repurchase agreements of more than seven days’ duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value.

The Board of the Fund has adopted procedures to permit the Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”); (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section 4(2) of the Securities Act (“Section 4(2) Paper”); (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United States government or its agencies and instrumentalities (collectively, “Eligible MBS”); (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations (collectively, “Municipal Lease Obligations”); and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days (“Demand Feature Securities”).

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Fund pursuant to Rule 144A) may be negotiated at the time such securities are purchased by the Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

FUTURE DEVELOPMENTS

The Fund may take advantage of opportunities in the area of options and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL

Investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government,

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economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

The principal trading market for some of the securities in which the Fund may invest may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

EXCHANGE TRADED FUNDS

Trading Issues. Although the shares of the Fund (“Shares”) are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all, on any stock exchange.

Risks of Secondary Listings. The Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. An active trading market may not exist for Fund shares, and although Fund shares are listed on a national securities exchange, it is possible that an active trading market may not be maintained. Additionally, the Fund’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Because Fund shares trade at market prices NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Halting of Trades. Trading of Fund shares on an exchange may be halted whenever trading in equity securities generally is halted by the activation of market-wide “circuit breakers” (a rule that requires a halt in trading for a specific period of time when market prices decline by a specified percentage during the course of a trading day). Trading of Fund shares may also be halted if (1) the shares are delisted from the listing exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

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EQUITY SECURITIES

The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Fund that holds equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.

NON-U.S. AND EMERGING MARKETS SECURITIES

The Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of the Fund’s foreign assets. Non-U.S. laws and accounting standards typically are not as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets. Additionally, international markets may experience delays and disruptions in securities settlement procedures for the Fund’s portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

Non-U.S. equity securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally may not be subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for the Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

TAX RISKS

As with any investment, you should consider how your investment in Shares of the Fund will be taxed. The tax information in the Prospectus and this Statement is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of the Fund.

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Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund Shares.

CONTINUOUS OFFERING

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of the Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus under the “PURCHASE AND SALE INFORMATION” and “ADDITIONAL PURCHASE AND SALE INFORMATION” sections. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of the Fund are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of the Fund from listing if: (i) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (ii) the value of its Index or portfolio of securities on which the Fund is based is no longer calculated or available; (iii) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (iv) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or the Fund.

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The Trust reserves the right to adjust the Share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of the Fund is the U.S. dollar. The base currency is the currency in which the Fund’s net asset value per Share is calculated and the trading currency is the currency in which Shares of the Fund are listed and traded on the Exchange.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “ADDITIONAL PURCHASE AND SALE INFORMATION.”

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

CONVEYANCE OF ALL NOTICES, STATEMENTS AND OTHER COMMUNICATIONS TO BENEFICIAL OWNERS IS EFFECTED AS FOLLOWS. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

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Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends and Distributions.”

GENERAL POLICIES

Dividends from net investment income, if any, are declared and paid at least quarterly by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

The Fund makes additional distributions to the extent necessary (i) to distribute the entire net investment income of the Fund, plus any net realized capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends for the Fund if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

DIVIDEND REINVESTMENT

Broker dealers, at their own discretion, may offer a dividend reinvestment program under which Shares are purchased in the secondary market at current market prices. Investors should consult their broker dealer for further information regarding any dividend reinvestment program offered by such broker dealer.

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TAXES

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this Statement. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. Unless otherwise indicated, references in the following discussion to the tax consequences of Fund investments, activities, income, gain and loss include the direct investments, activities, income, gain and loss of the Fund and, where appropriate, those indirectly attributable to the Fund as a result of its investments in Underlying ETFs.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY STATUS

The Fund has adopted a taxable year for U.S. federal income tax purposes ending on December 31, which differs from the Fund’s March 31 fiscal year end that applies for financial reporting purposes.

The Fund will seek to qualify for treatment as a RIC under the Internal Revenue Code. Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of its net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses), the Fund itself generally will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s investments in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the “Asset Test”).

The Fund’s investments in certain of the Underlying ETFs may not produce qualifying income for purposes of the 90% Test which, as described above, must be satisfied in order for the Fund to maintain its status and qualify as a RIC. The Fund intends to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, however, if one or more investments generates more non-qualifying income than expected it could cause the Fund to inadvertently fail the 90% Test thereby causing the Fund to inadvertently fail to qualify as a RIC.

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In the event of a failure by the Fund to qualify as a RIC, the Fund’s distributions, to the extent such distributions are derived from the Fund’s current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders and as qualified dividend income for individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder’s hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC under Subchapter M of the Internal Revenue Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

The Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.

The Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (which through December 31, 2012, are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Absent further legislation, qualified dividend income will be subject to ordinary income rates of up to 39.6% for taxable years beginning after December 31, 2012. Qualified dividend income is, in general, dividend income from taxable U.S. corporations and certain non-U.S. corporations (e.g., non-U.S. corporations that are not “passive foreign investment companies” and which are incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S.). Distributions from the Fund will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex-dividend with respect to such dividend or the Fund fails to satisfy those holding period requirements with respect to the Underlying ETF that paid the dividend or the Underlying ETF fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) the Underlying ETF, the Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Code. Dividends received by the Fund from a REIT or another RIC, which may include Underlying ETFs, may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by an Underlying ETF from a REIT and distributed by the Fund to a shareholder generally will be taxable to the shareholder as ordinary income. If a shareholder were to lend its Fund shares pursuant to securities lending arrangements it may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividends.

Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may

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be subject to state and local taxes. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to qualified dividend income and will increase to 20% with respect to long-term capital gains for taxable years beginning after December 31, 2012.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Shareholders who have not held Fund Shares for a full year should be aware that the Fund may report and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in its Fund Shares and result in a higher reported capital gain or lower reported capital loss when those Shares are sold.

Sales and redemptions of Fund Shares are generally taxable transactions for federal and state income tax purposes. In general, if a shareholder holds its Fund Shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

All or a portion of any loss realized upon the sale of Fund Shares will be disallowed to the extent that other Fund Shares are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a Share sale. Any loss disallowed under these rules will be added to the tax basis in the newly purchased Shares. In addition, any loss realized by a shareholder on the disposition of Shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such Shares.

An Underlying ETF may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Underlying ETF are treated as ordinary income or capital gain, accelerate the recognition of income to the Underlying ETF and/or defer the Underlying ETF’s ability to recognize losses. These rules may affect the amount, timing or character of the distributions that the Fund receives from the Underlying ETF, and in turn, may affect the amount, timing or character of the income distributed by the Fund.

If one or more Underlying ETFs generates more non-qualifying income than the Fund’s portfolio management expects it could cause the Fund to inadvertently fail the 90% Test thereby causing the Fund to inadvertently fail to qualify as a RIC.

With respect to investments in zero coupon securities which are issued at a discount, the Fund will be required to include as part of its current income the imputed interest on such obligations even if the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

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The Fund may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount unless the Fund elects to include the market discount in income as it accrues.

The Fund’s investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because of the uncertainty of certain federal income tax consequences to a holder of such securities.

Dividends and interest derived from the Fund’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the Fund meets certain requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the Internal Revenue Service (“IRS”) that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the Fund, subject to certain limitations. Pursuant to this election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then (subject to certain limitations) either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder’s federal income tax. If the Fund makes this election, the Fund will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Foreign withholding taxes may be imposed on income earned by an Underlying ETF’s investment in foreign securities which may reduce the return on such investments. In addition, investments in foreign securities or foreign currencies may increase or accelerate the recognition of ordinary income and may affect the timing or amount of an Underlying ETF’s distributions. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign tax credits, if any, might be passed though the Fund to its shareholders from one or more Underlying ETFs taxable as RICs depending on, among other requirements, whether the Fund invests at least 50% of its assets in Underlying ETFs which are taxable as RICs.

Transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Underlying ETFs (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income and defer losses. These rules could therefore affect the character, amount and timing of distributions to you. These provisions also may require Underlying ETFs to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause such Underlying ETFs to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. As a result, an Underlying ETF may need to sell investments to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

If the Fund or an Underlying ETF owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” it will be subject to one of the following special tax regimes: (i) it will be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund or Underlying ETF as a dividend to its shareholders; (ii) if the Fund or Underlying ETF were able and elected to treat a PFIC as a “qualifying electing fund” or “QEF,” the Fund or Underlying ETF would be

58

required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s or Underlying ETF’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund or Underlying ETF; or (iii) the Fund or Underlying ETF may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any resulting mark-to-market gains which would be treated as ordinary income in accordance with the distribution requirements set forth above. In order to make a QEF election, the Fund or Underlying ETF, as applicable, would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

BACK-UP WITHHOLDING

In certain cases the Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund Shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually, in the case of an individual, the shareholder’s social security number); (2) is subject to back-up withholding by the IRS; (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

FOREIGN SHAREHOLDERS

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for the Fund’s taxable year beginning before January 1, 2012 (or at a later date if extended by the U.S. Congress), U.S. source, interest related dividends and short-term capital gain dividends generally will not be subject to U.S. withholding taxes. Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Internal Revenue Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year.

Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Special rules may be applicable to foreign shareholders of the Fund that invest in Underlying ETFs which invest in REITs. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of special U.S. withholding tax rules and the proper withholding form(s) to be submitted to the Fund. A foreign shareholder who fails to provide the appropriate IRS Form W-8 may be subject to back-up withholding at the appropriate rate.

Effective January 1, 2014, the Fund will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

TAXES ON CREATION AND REDEMPTIONS OF CREATION UNITS

A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time, and the purchaser’s aggregate basis in the securities surrendered and any net cash paid. A person who redeems Creation Units and receives

59

securities in-kind from the Fund will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units, and the aggregate market value of the securities received and any net cash received. The IRS, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

The Fund has the right to reject an order for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

OTHER TAX CONSIDERATIONS

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of an investment in the Fund where, for example, (i) the Underlying ETF’s invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisors. There are no restrictions preventing an Underlying ETF from holding investments in REITs that hold residual interests in REMICs, and each Underlying ETF may do so. Prospective tax-exempt shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors prior to making an investment in the Fund.

Under U.S. Treasury regulations, if a shareholder recognizes losses exceeding certain specified amounts, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

The Fund and each Underlying ETF may be subject to tax or taxes in certain states where it does business. The imposition of such a tax could reduce investment returns. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

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At December 31, 2011, the Fund had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year. Available capital loss carryforwards are as follows:

	Short-Term	Long Term
Russell Equity ETF	53,073	-

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Dechert LLP, 200 Clarendon Street, 27th Floor, Boston, Massachusetts 02116, serves as counsel to the Trust. PwC serves as the independent registered public accounting firm for the Trust. PwC performs annual audits of the Funds’ financial statements and provides other audit, tax and related services.

FINANCIAL STATEMENTS

The audited financial statements for the Fund, including the financial highlights appearing in the Trust’s Annual Report to Shareholders for the fiscal period ended March 31, 2012 and filed electronically with the SEC, are incorporated by reference. You may request a copy of the Trust’s Annual Report at no charge by calling 1-888-RSL-ETFS (1-888-775-3837) or through the Trust’s website at www.russelletfs.com.

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RUSSELL EXCHANGE TRADED FUNDS TRUST

1301 Second Avenue

Seattle, Washington 98101

Telephone 1-888-775-3837

STATEMENT OF ADDITIONAL INFORMATION

July 27, 2012

Russell Exchange Traded Funds Trust (the “Trust” or “RET”) is a single legal entity organized as a Delaware statutory trust. The Trust operates investment portfolios, each of which is referred to as a “Fund,” an “Exchange Traded Fund” or an “ETF.” The Trust offers Shares of beneficial interest in the Funds in multiple separate Prospectuses.

This Statement of Additional Information (“Statement”) is not a prospectus; this Statement should be read in conjunction with the Funds’ Prospectus dated July 27, 2012 and any supplements thereto. Prospectuses may be obtained without charge by telephoning or writing the Trust at the number or address shown above.

Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectus.

This SAI incorporates by reference RET’s Annual Reports to shareholders for the year ended March 31, 2012. Copies of the Funds’ Annual Reports accompany this SAI.

As of the date of this Statement, the Trust is comprised of 31 Funds. This Statement relates to the following 30 Funds:

Fund	Ticker	Principal U.S. Listing Exchange
Russell Aggressive Growth ETF	AGRG	NYSE Arca, Inc.
Russell Consistent Growth ETF	CONG	NYSE Arca, Inc.
Russell Growth at a Reasonable Price ETF	GRPC	NYSE Arca, Inc.
Russell Contrarian ETF	CNTR	NYSE Arca, Inc.
Russell Equity Income ETF	EQIN	NYSE Arca, Inc.
Russell Low P/E ETF	LWPE	NYSE Arca, Inc.
Russell Small & Mid Cap Defensive Value ETF	SMDV	NYSE Arca, Inc.
Russell Small Cap Defensive Value ETF	SCEQ	NYSE Arca, Inc.
Russell Small Cap Aggressive Growth ETF	SGGG	NASDAQ Stock Market LLC
Russell Small Cap Consistent Growth ETF	SCOG	NASDAQ Stock Market LLC
Russell Small Cap Contrarian ETF	SCTR	NASDAQ Stock Market LLC
Russell Small Cap Low P/E ETF	SCLP	NASDAQ Stock Market LLC
Russell 1000 Low Beta ETF	LBTA	NYSE Arca, Inc.
Russell 1000 High Beta ETF	HBTA	NYSE Arca, Inc.
Russell 1000 Low Volatility ETF	LVOL	NYSE Arca, Inc.
Russell 1000 High Volatility ETF	HVOL	NYSE Arca, Inc.
Russell 1000 High Momentum ETF	HMTM	NYSE Arca, Inc.
Russell 2000 Low Beta ETF	SLBT	NYSE Arca, Inc.
Russell 2000 High Beta ETF	SHBT	NYSE Arca, Inc.
Russell 2000 Low Volatility ETF	SLVY	NYSE Arca, Inc.
Russell 2000 High Volatility ETF	SHVY	NYSE Arca, Inc.
Russell 2000 High Momentum ETF	SHMO	NYSE Arca, Inc.
Russell Developed ex-U.S. Low Beta ETF	XLBT	NYSE Arca, Inc.
Russell Developed ex-U.S. High Beta ETF	XHBT	NYSE Arca, Inc.
Russell Developed ex-U.S. Low Volatility ETF	XLVO	NYSE Arca, Inc.
Russell Developed ex-U.S. High Volatility ETF	XHVO	NYSE Arca, Inc.
Russell Developed ex-U.S. High Momentum ETF	XHMO	NYSE Arca, Inc.
Russell High Dividend Yield ETF	HDIV	NYSE Arca, Inc.
Russell Small Cap High Dividend Yield ETF	DIVS	NYSE Arca, Inc.
Russell International High Dividend Yield ETF	IDIV	NYSE Arca, Inc.

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STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. The Trust commenced business operations as a Delaware statutory trust on July 27, 2009. Effective on April 15, 2011, the name of the Trust was changed from “U.S. One Trust” to “Russell Exchange Traded Funds Trust.”

The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), consisting of multiple investment series (each a “Fund” and collectively the “Funds”). The offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is an exchange-traded fund (“ETF”). The Funds discussed in this Statement are index-based exchange-traded funds. The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the total return of a specified market index (each an “Index” and together the “Indexes”). A certain Fund of the Trust, not discussed in this Statement, invests primarily in shares of other ETFs, as well as other exchange-traded products, such as other pooled investment vehicles that are not investment companies or invest directly in securities. Such Fund will attempt to achieve its investment objective by utilizing an “active” management strategy. Russell Investment Management Company (“RIMCo” or the “Adviser”) manages each Fund.

The Trust is authorized to issue Shares of beneficial interest, and is permitted to offer separate series of Shares – each a “Fund.” The Board of Trustees (the “Board” or “Trustees”) may, without seeking shareholder approval, create additional Funds at any time. Each Fund offers and issues Shares at their net asset value (sometimes referred to herein as “NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally offers and issues Shares either in exchange for (i) a basket of securities included in its Index, as defined below (the “Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”) or (ii) a cash payment equal in value to the Deposit Securities (“Deposit Cash”) together with the Cash Component. The primary consideration accepted by a Fund (i.e., Deposit Securities or Deposit Cash) is set forth under “Purchase and Redemption of Creation Units” later in this Statement. The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security and reserves the right to permit or require the substitution of Deposit Securities in lieu of Deposit Cash (subject to applicable legal requirements). The Shares have been approved for listing and secondary trading on a national securities exchange (the “Exchange”). The Shares will trade on the Exchange at market prices. These prices may differ from the Shares’ net asset values. Shares are redeemable to a Fund only in Creation Unit aggregations, and generally in exchange either for (i) portfolio securities and a specified cash payment or (ii) cash (subject to applicable legal requirements). A Creation Unit of each Fund will consist of multiples of 50,000 Shares.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). See “Purchase and Redemption of Creation Units.” The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities. In addition to the fixed creation or redemption transaction fee, either an additional transaction fee of up to three times the fixed creation or redemption transaction fee and/or an additional variable charge may apply.

Frank Russell Company (“FRC”) has the right to grant (and withdraw) the nonexclusive use of the name “Frank Russell,” “Russell” or any variation.

FRC is a subsidiary of Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of the state of Wisconsin. For clients seeking personal financial security or security for their business or estate, Northwestern Mutual, its subsidiaries and affiliates offer life, disability and long-term care insurance, investment products, advisory services and trust services that address client needs for financial protection, wealth accumulation, estate preservation and asset distribution.

SHAREHOLDER MEETINGS. The Trust will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of the Trust’s outstanding Shares, or (iii) upon the Board’s failure to honor the shareholders’ request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the 1940 Act in connection with any special meeting called

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by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each Share of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund only Shares of that Fund are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of the Trust, and hold office unless they retire (or upon reaching the mandatory retirement age of 72), resign or are removed by, in substance, a vote of two-thirds of the Trust’s Shares outstanding. Under these circumstances, no one person, entity or shareholder “controls” the Trust.

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of DTC Participants (defined below under “Book Entry Only System”), as of June 30, 2012, the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of the Fund is set forth in the table below.

Fund Name	Participant Name /Address	Percentage of Ownership
Russell Small Cap Aggressive Growth ETF	MERRILL LYNCH, PIERCE, FENNER & SMIT 101 HUDSON ST 9TH FL JERSEY CITY NJ 07302	55.59%

	Mizuho Sec	31.00%
	111 RIVER STREET
	HOBOKEN NJ 07030

	KNIGHT EXECUTION & CLEARING SERVICES	6.80%
	545 WASHINGTON BLVD.
	JERSEY CITY NJ 07310

Fund Name	Participant Name /Address	Percentage of Ownership
Russell Small Cap Consistent Growth ETF	MERRILL LYNCH, PIERCE, FENNER & SMIT 101 HUDSON ST 9TH FL JERSEY CITY NJ 07302	83.32%

	DEUTSCHE BANK SECURITIES INC.	9.40%
	5022 GATE PARKWAY
	Suite 100
	JACKSONVILLE FL 32256

Fund Name	Participant Name /Address	Percentage of Ownership
Russell Small Cap Low P/E ETF	MERRILL LYNCH, PIERCE, FENNER & SMIT	37.44%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	Mizuho Sec	30.00%
	111 RIVER STREET
	HOBOKEN NJ 07030

	TIMBER HILL LLC	16.00%
	1 PICKWICK PLAZA
	GREENWICH CT 06830

	DEUTSCHE BANK SECURITIES INC.	9.20%
	5022 GATE PARKWAY
	Suite 100
	JACKSONVILLE FL 32256

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Fund Name	Participant Name /Address	Percentage of Ownership
Russell Small Cap Contrarian ETF	NOMURA SECURITIES INTERNATIONAL, INC	96.30%
	2 WORLD FINANCIAL CENTER
	19TH FLOOR , BLDG B
	NEW YORK NY 10281

Fund Name	Participant Name /Address	Percentage of Ownership
Russell Developed Ex-U.S. Low Beta ETF	GOLDMAN SACHS INTERNATIONAL 30 Hudson Street PROXY DEPARTMENT JERSEY CITY NJ 07302	63.00%

	KNIGHT EXECUTION & CLEARING SERVICES	19.64%
	545 WASHINGTON BLVD.
	JERSEY CITY NJ 07310

	J.P. MORGAN CLEARING CORP	9.80%
	3 CHASE METROTECH CENTER
	PROXY DEPT./NY1-H034

Fund Name	Participant Name /Address	Percentage of Ownership
Russell Developed Ex-U.S. Low Volatility ETF	GOLDMAN SACHS INTERNATIONAL 30 Hudson Street PROXY DEPARTMENT JERSEY CITY NJ 07302	89.81%

Fund Name	Participant Name /Address	Percentage of Ownership
Russell Developed Ex-U.S. High Momentum ETF	GOLDMAN SACHS INTERNATIONAL 30 Hudson Street PROXY DEPARTMENT JERSEY CITY NJ 07302	95.98%

Fund Name	Participant Name /Address	Percentage of Ownership
Russell High Dividend Yield ETF	STATE STREET BANK AND TRUST COMPANY 1776 HERITAGE DR. NORTH QUINCY MA 02171	50.00%

	CITIGROUP GLOBAL MARKETS INC.	15.72%
	700 RED BROOK BLVD
	Suite 300
	OWINGS MILLS MD 21117

	CHARLES SCHWAB & CO., INC	6.35%
	2423 E LINCOLN DRIVE
	PHOENIX AZ 85016-1215

	NATIONAL FINANCIAL SERVICES LLC	6.19%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

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Fund Name	Participant Name /Address	Percentage of Ownership
Russell Small Cap High Dividend Yield ETF	CITIGROUP GLOBAL MARKETS INC. 700 RED BROOK BLVD Suite 300 OWINGS MILLS MD 21117	39.50%

	NATIONAL FINANCIAL SERVICES LLC	14.00%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	CHARLES SCHWAB & CO., INC	10.82%
	2423 E LINCOLN DRIVE
	PHOENIX AZ 85016-1215

An Authorized Participant (as defined below) may hold of record more than 25% of the outstanding Shares of a Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of a Fund, may be affiliated with an index provider, may be deemed to have control of the applicable Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or another affiliate of RIMCo (the “Proxy Agent”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned Shares of a Fund. In such cases, the Proxy Agent shall mirror vote (or abstain from voting) such Shares in the same proportion as all other beneficial owners of the Fund.

The Trustees and officers of the Trust, as a group, own less than 1% of any Fund.

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “MANAGEMENT OF THE FUNDS.”

TRUSTEES AND OFFICERS OF THE TRUST. The Board is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds’ contracts with RIMCo, the Funds’ Adviser. Generally, a Trustee may be removed at any time by a vote of at least two-thirds of the number of Trustees prior to such removal or by a vote of two-thirds of the Trust’s Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by and may be officers of RIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds’ operations.

The Board is currently comprised of five trustees, one of whom is an interested trustee. There are four independent trustees on the Board, including Evelyn S. Dilsaver who serves as the Chairman of the Board and has since March 1, 2012. The Board has established a standing Audit Committee and a standing Nominating and Governance Committee, which are described in more detail in the following paragraphs. The Board’s role in risk oversight of the Funds reflects its responsibility under applicable state law to oversee generally, rather than to manage, the operations of the Funds. In line with this oversight responsibility, the Board receives reports and makes inquiry at its regular meetings and as needed regarding the nature and extent of significant Fund risks (including investment, operational, compliance and valuation risks) that potentially could have a material adverse impact on the business operations, investment performance or reputation of the Funds, but relies upon the Funds’ management (including the Funds’ portfolio managers), the Funds’ Chief Compliance Officer (“CCO”), who reports directly to the Board, and the Adviser to assist it in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. In addition to reports and other information received from Fund management and the Adviser regarding the Funds’ investment program and activities, the Board as part of its risk oversight efforts meets at its regular meetings and as needed with the Funds’ CCO to discuss, among other things, risk issues and issues regarding the policies, procedures and controls of the Funds. The Board receives quarterly reports from the CCO which include information regarding risk issues. The Board may be assisted in performing aspects of its role in risk oversight by the Audit Committee and such other standing or special committees as may be established from time to time by the Board. For example, the Audit Committee of the Board regularly meets with the Funds’ independent public accounting firm to review, among other things, reports on the Funds’ internal controls for financial reporting. The Board believes it may not be possible to identify all risks that may affect the Funds; it may not be practical or cost-effective to eliminate or mitigate all risks; and it may be necessary for the Funds to bear certain risks (such as investment-related risks)

4

to achieve its investment objective. The processes or controls developed to address risks may be limited in their effectiveness and some risks may be beyond the reasonable control of the Funds, the Adviser, the Adviser’s affiliates or other service providers. Because the Chairman of the Board and the Chairman of each of the Board’s Audit and Nominating and Governance Committees are Independent Trustees, the manner in which the Board administers its risk oversight efforts is not expected to have any significant impact on the Board’s leadership structure.

The Board has determined that its leadership structure, including its role in risk oversight, is appropriate given the characteristics and circumstances of the Funds, including such factors as the number of Funds, the Funds’ distribution arrangements and the Funds’ structure. In addition, the Board believes that its leadership structure facilitates the independent and orderly exercise of its oversight responsibilities.

The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust, except Ms. Evelyn S. Dilsaver. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: responsibility for the appointment, compensation, retention or termination, and oversight of the work of each Fund’s independent registered public accounting firm; evaluation of the independence of each Fund’s independent registered public accounting firm; pre-approval of all permissible non-audit services to be provided to the Funds by the independent registered public accounting firm; to approve, as required, all non-audit services to be provided to the Funds’ service providers by the Funds’ independent registered public accounting firm, including investment advisers; meeting with the Trust’s independent auditors to review and discuss (i) the arrangements for and scope of the Funds’ annual audit and any special audits, (ii) any matters of concern relating to the Funds’ financial statements, (iii) the annual financial statements of the Funds, including any adjustments to such statements recommended by the auditors, and significant accounting policies underlying the statements and their presentation to the public, (iv) the Funds’ financial policies, procedures and internal accounting controls and (v) the form of opinion the auditors propose to render to the Board and shareholders; receive and consider reports from the Trust’s independent auditor regarding various auditor or accounting matters; ensure that the independent registered public accounting firm submits at least annually to the Audit Committee an auditors’ report describing the auditor’s quality control procedures, any internal or peer quality control review, any inquiry or investigation of the auditor by governmental or professional authorities and any steps taken to deal with issues raised by such inquiries or investigations as well as delineating all relationships between the auditor and the Trust; consideration of the effect upon the Funds of any changes in accounting principles or practices proposed by management or the auditors; review and approval of the fees charged by the auditors for audit and non-audit services; to consult with the Board, as requested, in connection with the Board’s determination whether one or more members of the Committee qualify as an “audit committee financial expert”; investigation of improprieties or suspected improprieties in Trust operations that are brought to its attention or of which it becomes actually aware; and oversight of the administration of the Trust’s Senior Mutual Fund Officer Code of Ethics. For the fiscal year ending March 31, 2012 the Audit Committee held four meetings.

The Board has a standing Nominating and Governance Committee that is composed of each of the Independent Trustees of the Trust. The Nominating and Governance Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating and Governance Committee is to identify individuals and make nominations to the Board for Trustee membership on the Board. In the case of independent Trustee candidates, the Nominating and Governance Committee evaluates candidates’ independence from RIMCo and from sub-advisors and other service providers to the Funds. The Nominating and Governance Committee generally will not consider nominees recommended by Shareholders. For the fiscal year ending March 31, 2012 the Nominating and Governance Committee held three meetings.

Trustees may be compensated for attendance at Board and Committee meetings. Such compensation may include, among other things, an annual retainer, a regular Board meeting fee, Committee chairman fees, and Committee and telephonic meeting fees. Compensation may also include any travel and other expenses incurred in attending Board and Committee meetings. The Trust’s officers and employees will be paid by RIMCo or its affiliates.

Each Trustee was selected to join the Board based upon a variety of factors, including, but not limited to, the Trustee’s background, business and professional experience, qualifications and skills. No factor, by itself, has been controlling in the selection evaluations.

The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any with the Adviser, are listed below. Unless otherwise noted, the principal business address of each Trustee and executive officer of the Trust is 1301 Second Avenue, 18th Floor, Seattle, Washington 98101.

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Name, Address, and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Interested Trustee

James Polisson* Born: October 11, 1959	• Trustee since 2011	• Appointed until successor is duly elected and qualified	Managing Director and Head of Global ETF Business, Frank Russell Company (2010 to present); and Chief Marketing Officer, Barclays Global Investors/iShares ETFs (2005 to 2010).	31	None.

Independent Trustees

Evelyn S. Dilsaver Born: May 4, 1955	• Trustee since 2011 • Chairman since 2012	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	Director, Aeropostale, Inc. (retailer) (2008 to present); Trustee, High Mark Funds (2008 to present); Director, Tempur-pedic, Int’l. (retailer) (2010 to present); Director, BlueShield of California (2009 to present); Corporate Director, Charles Schwab Investment Management (2003 to 2007); and President and Chief Executive Officer, Charles Schwab Investment Management (2004 to 2007).	31	Aeropostale, Inc. (retailer) (2008 to present); High Mark Funds (2008 to present); and Tempur-pedic, Int’l. (retailer) (2010 to present); Director, BlueShield of California (2009 to present).

Jane A. Freeman Born: July 15, 1953	• Trustee since 2011 • Chairman of Audit Committee since 2011	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	Chief Financial Officer, Scientific Learning (2012-present); Consultant (2008 to present); and Executive Vice President and Chief Financial Officer, Scientific Learning (educational support services) (1999 to 2008).	31	Harding Loevner Funds (Lead Director since 2008).

Daniel O. Leemon Born: October 25, 1953	• Trustee since 2011	• Appointed until successor is duly elected and qualified	Retired.	31	Director, Corporate Executive Board (2003 to present); Director, San Francisco Jewish Community Publications, Inc. (2008 to present).

Ernest L. Schmider Born: July 4, 1957	• Trustee since 2011 • Chairman of Nominating and Governance Committee since 2012	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	Adjunct Professor, Argyros School of Business and Economics, Chapman University, (Spring and Fall, 2010); Managing Director, Pacific Investment Management Company (PIMCO), President, PIMCO Funds (held various positions with PIMCO from 1994 to 2009).	31	None.

*	Mr. Polisson is also an officer and/or director of one or more affiliates of RET and is therefore an Interested Trustee.

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Name, Address, and Date of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Officers

Cheryl Wichers Born: December 16, 1966	Chief Compliance Officer	Since 2011; until successor is chosen and qualified by Trustees	Chief Compliance Officer, Russell Investment Company, Russell Investment Funds and Russell Fund Services Company, 2005 - Present; Chief Compliance Officer, RIMCo, 2005 – 2011	N/A

James Polisson Born: October 11, 1959	President and Chief Executive Officer	Since 2011; until successor is chosen and qualified by Trustees	Managing Director and Head of Global ETF Business, FRC; Chief Marketing Officer, Barclays Global Investors/iShares ETFs, 2005 – 2010	N/A

Mark E. Swanson Born: November 26, 1963	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2011; until successor is chosen and qualified by Trustees	Treasurer, Chief Accounting Officer and CFO, Russell Investment Company and Russell Investment Funds; Director, Funds Administration, RIMCo, Russell Fund Services Company, Russell Trust Company (a non-depository trust company), and Russell Financial Services, Inc.; and Treasurer and Principal Accounting Officer, SSgA Funds	N/A

Mary Beth Rhoden Born: April 25, 1969	Secretary and Chief Legal Officer	Since 2011; until successor is chosen and qualified by Trustees	Associate General Counsel, FRC; Assistant Secretary, Russell Investment Company and Russell Investment Funds, 1999 – 2010; Secretary, RIMCo, Russell Fund Services Company and Russell Financial Services, Inc.; and Secretary and Chief Legal Officer, Russell Investment Company and Russell Investment Funds	N/A

The Trustees believe that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes and skills to serve on the Board. The Trustees believe that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Adviser, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their

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duties as Trustees, support this conclusion. The Trustees have also considered not only the contributions that each Trustee can make to the Board and the Trust based upon their particular background, skills and experience, among other things, but also whether such background, skills and experience enhance the Board’s diversity. The Nominating and Governance Committee believes that the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy on diversity or any particular definition of diversity.

As described in the table above, the Independent Trustees possess the experience and skills to provide them a basis of acquiring knowledge of the business and operation of the Funds and the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply to each Trustee: Mr. Polisson because of his extensive experience in the ETF business; Ms. Dilsaver because of her experience as a Corporate Director and in the investment management industry; Ms. Freeman because of her experience as a Chief Financial Officer and trustee in the fund industry; Mr. Leemon because of his business experience and as a corporate director; and Mr. Schmider because of his economic expertise and experience as a trustee in the fund industry.

COMPENSATION OF TRUSTEES AND OFFICERS. The following table sets forth the compensation that was paid to each Trustee by the Trust for the calendar year ending December 31, 2011. Prior to the Trust’s commencement of operations no Trustee was compensated.

Name of Trustee	Aggregate Compensation From Trust(1)	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex(1)
Interested Trustees
Paul Hrabal(2)	$0	N/A	N/A	$0
James Polisson(3)	$0	N/A	N/A	$0
Independent Trustees
Evelyn S. Dilsaver(3)	$76,250	N/A	N/A	$76,250
Jane A. Freeman(3)	$94,000	N/A	N/A	$94,000
Samuel W. Humphreys(2)	$1,875	N/A	N/A	$1,875
Lee T. Kranefuss(3)(4)	$78,750	N/A	N/A	$78,750
Daniel O. Leemon(3)	$83,750	N/A	N/A	$83,750
Stephen Matthew Lopez-Bowlan(2)	$1,875	N/A	N/A	$1,875
David Sean McEwen(2)	$1,875	N/A	N/A	$1,875
Ernest L. Schmider(3)	$85,000	N/A	N/A	$85,000

(1)	Trustee compensation does not include reimbursed out-of-pocket expenses incurred in connection with their attendance at meetings.

(2)	Effective April 29, 2011, Messrs. Hrabal, Humphreys, Lopez-Bowlan and McEwen resigned from the Board and no longer serve as Trustees of the Trust.

(3)	Elected to the Board on April 27, 2011.

(4)	Effective April 25, 2012, Mr. Kranefuss resigned from the Board and no longer serves as Trustee of the Trust.

OWNERSHIP OF SHARES. The following table shows the dollar amount ranges of each Trustee’s “beneficial ownership” of shares of the Fund and all other series of the Trust as of the end of the most recently completely calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

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Name	Fund Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustees in Russell Fund Complex(1)
Interested Trustees
James Polisson	Russell Equity ETF	$10,001-$50,000	$10,001-$50,000
	Russell 1000 Low Volatility ETF	$1-$10,000
	Russell Growth at a Reasonable Price ETF	$1-$10,000
Independent Trustees
Evelyn S. Dilsaver	None	None	None
Jane A. Freeman	Russell Growth at a Reasonable Price ETF	Over $100,000	Over $100,000
Lee T. Kranefuss(2)	None	None	None
Daniel O. Leemon	None	None	None
Ernest L. Schmider	None	None	None

(1)	Includes each series of the Trust.

(2)	Effective April 25, 2012, Mr. Kranefuss resigned from the Board and no longer serves as Trustee of the Trust.

OPERATION OF THE TRUST

SERVICE PROVIDERS. Most of the Trust’s necessary day-to-day operations are performed by separate business organizations under contract to the Trust. The principal service providers are:

Manager	Russell Investment Management Company

Administrator	Russell Fund Services Company

Transfer Agent	State Street Bank and Trust Company

Custodian and Portfolio Accountant	State Street Bank and Trust Company

Distributor	ALPS Distributors, Inc.

MANAGER. RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund.

Each of the Funds pays a management fee directly to RIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds (the “Management Fee”). (See the Prospectus for the Funds’ annual management percentage rates).

RIMCo is a wholly-owned subsidiary of FRC, a subsidiary of Northwestern Mutual. RIMCo’s mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.

Under the Supervision and Management Agreement, RIMCo oversees the operation of the Funds, arranges for the distribution, transfer agency, administration, custody and all other services necessary for the Fund to operate, and exercises day-to-day oversight over the Funds’ service providers. These services are paid for from the Management Fee RIMCo receives from each Fund.

Pursuant to the Supervision and Management Agreement and subject to the general supervision of the Board of the Trust, RIMCo provides or causes to be furnished all supervisory, management and other services reasonably necessary for the operation of the Funds, including audit, portfolio accounting, legal, transfer agency, printing costs and certain distribution services under what is essentially an all-in fee structure.

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Each Fund does bear other expenses which are not covered under the Management Fee that may vary and will affect the total level of expenses paid by each Fund, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, and costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses). In the event that in the future the Board approves payments under the Funds’ Rule 12b-1 plan, payments under the Rule 12b-1 plan would be in addition to the Management Fee.

ADMINISTRATOR. Russell Fund Services Company (“RFSC”), with the assistance of RIMCo and FRC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds’ business and to supervise the provision of services by certain third parties such as the custodian.

RFSC is paid an administrative fee, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by RFSC pursuant to an Administrative Agreement for an annual fee of 0.0275% of the average daily net asset value of each Fund paid out of the Management Fee.

The Funds paid RIMCo the following advisory fees (gross of reimbursements and/or waivers) for the fiscal year ended March 31, 2012. No shares of the Funds were issued during the fiscal years ended March 31, 2011 and 2010.

	$ Amount Paid		Annual rate (as a % of average daily net assets)
Fund	2012		2012
Russell Aggressive Growth ETF		$15,274	0.37%
Russell Consistent Growth ETF		$50,530	0.37%
Russell Growth at a Reasonable Price ETF		$48,969	0.37%
Russell Contrarian ETF		$14,296	0.37%
Russell Equity Income ETF		$99,065	0.37%
Russell Low P/E ETF		$23,716	0.37%
Russell Small & Mid Cap Defensive Value ETF	$	N/A	0.45%
Russell Small Cap Defensive Value ETF	$	N/A	0.49%
Russell Small Cap Aggressive Growth ETF		$13,353	0.45%
Russell Small Cap Consistent Growth ETF		$13,534	0.45%
Russell Small Cap Contrarian ETF		$22,701	0.45%
Russell Small Cap Low P/E ETF		$14,071	0.45%
Russell 1000 Low Beta ETF		$26,577	0.49%
Russell 1000 High Beta ETF		$51,481	0.49%
Russell 1000 Low Volatility ETF		$144,022	0.49%
Russell 1000 High Volatility ETF		$24,527	0.49%
Russell 1000 High Momentum ETF		$29,559	0.49%
Russell 2000 Low Beta ETF		$27,902	0.69%
Russell 2000 High Beta ETF		$27,719	0.69%
Russell 2000 Low Volatility ETF		$27,908	0.69%
Russell 2000 High Volatility ETF		$52,675	0.69%
Russell 2000 High Momentum ETF		$46,999	0.69%
Russell Developed ex-U.S. Low Beta ETF		$11,942	0.59%
Russell Developed ex-U.S. High Beta ETF	$	N/A	0.59%
Russell Developed ex-U.S. Low Volatility ETF		$11,955	0.59%
Russell Developed ex-U.S. High Volatility ETF	$	N/A	0.59%
Russell Developed ex-U.S. High Momentum ETF		$11,923	0.59%
Russell High Dividend Yield ETF		$581	0.33%
Russell Small Cap High Dividend Yield ETF		$440	0.38%
Russell International High Dividend Yield ETF	$	N/A	0.48%

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The following paragraphs list the current waivers for the Funds and those that were in effect during the last three fiscal years.

Current Waivers:

For the Russell 1000 Low Beta ETF, Russell 1000 High Beta ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Volatility ETF and Russell 1000 High Momentum ETF, RIMCo has contractually agreed, until July 29, 2014, to waive 0.29% of its 0.49% management fee. These waivers may not be terminated during the relevant period except with Board approval.

For the Russell 2000 Low Beta ETF, Russell 2000 High Beta ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Volatility ETF and Russell 2000 High Momentum ETF, RIMCo has contractually agreed, until July 29, 2014, to waive 0.39% of its 0.69% management fee. These waivers may not be terminated during the relevant period except with Board approval.

For the Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. High Beta ETF, Russell Developed ex-U.S. Low Volatility ETF, Russell Developed ex-U.S. High Volatility ETF and Russell Developed ex-U.S. High Momentum ETF, RIMCo has contractually agreed, until July 29, 2014, to waive 0.34% of its 0.59% management fee. These waivers may not be terminated during the relevant period except with Board approval.

PORTFOLIO MANAGERS. The RIMCo Portfolio Managers (RIMCo’s employees who manage the Funds, “Portfolio Managers”) are compensated by RIMCo with salaries, bonuses (paid in cash), profit sharing contributions and a long-term incentive plan. Salaries are fixed annually and are driven by the market place. Bonuses for the Portfolio Managers of a Fund are based on their management of the Fund consistent with the Fund’s objectives. The Portfolio Managers for the Funds are evaluated on an ongoing basis with respect to achieving each Fund’s objectives and guidelines, identifying and implementing allocation changes when necessary, and liaising between business units and fund performance groups to help insure that reports reflect market needs.

Portfolio Manager evaluations, salary and bonus recommendations are conducted and reviewed by Russell asset class chief investment officers. Russell’s compensation committee approves salaries and bonuses after the asset class chief investment officers’ recommendations have been reviewed by the Global Chief Investment Officer.

Profit sharing contributions are typically made quarterly and are calculated as a percentage of the Portfolio Manager’s salary. The percentage is fixed and is the same percentage for all RIMCo employees who receive profit sharing contributions.

The long-term incentive plan provides key professionals with future cash payments the value of which is tied to FRC’s financial performance. Awards under the long-term incentive plan are based on expected future contribution to the success of FRC. The assessment of expected future contribution is qualitative in nature and is determined by a Portfolio Manager’s manager and approved by senior executives.

Portfolio Managers earning over a specified amount of cash compensation (salary plus bonus) are eligible to participate in the deferred compensation plan which allows the Portfolio Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of an asset allocated mix of funds of Russell Investment Funds selected by the Portfolio Manager.

A Portfolio Manager may be responsible for one or more funds or investment accounts. The RIMCo Portfolio Managers that manage such other funds or investment accounts receive compensation based upon the performance of these other funds or accounts in a manner similar to the approach described above. However, each fund or investment account has a unique peer relative performance benchmark based upon the market in which the fund or account is offered.

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OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

AND ASSETS UNDER MANAGEMENT IN THE ACCOUNTS

AS OF MARCH 31, 2012

Portfolio Manager	Number of Registered Investment Companies	Assets Under Management (in millions)	Number of Pooled Investment Vehicles	Assets Under Management (in millions)	Other Types of Accounts	Assets Under Management (in millions)	Asset Total (in millions)
Rich Johnson	0	0	0	0	0	0	0

EQUITY SECURITIES BENEFICIALLY OWNED BY RIMCO MANAGERS

IN THE FUNDS THEY MANAGE

FOR THE FISCAL YEAR ENDED MARCH 31, 2012

RIMCo Managers of the Fund	Dollar Range of Equity Securities in the Funds Managed by the RIMCo Manager
Rich Johnson	None

Portfolio Managers typically manage multiple portfolios. These portfolios may include mutual funds, separate accounts and commingled trusts. Russell’s investment process is guided by the principle that all portfolios will be treated in a fair and equitable manner. To adhere to this guiding principle, Portfolio Managers follow a process of constructing portfolios in accordance with regulatory and investment guidelines. Portfolio Managers make decisions for each portfolio based on a variety of factors relevant to that portfolio.

DISTRIBUTOR. ALPS Distributors, Inc. is the principal underwriter and Distributor of Shares. Its principal address is 1290 Broadway, Suite 1100, Denver, CO 80203. Investor information can be obtained by calling 303-623-2577. The Distributor has entered into a distribution agreement (“Distribution Agreement”) with the Trust pursuant to which it distributes Shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty as to a Fund: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, on at least 60 days written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days’ notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under “PURCHASE AND REDEMPTION OF CREATION UNITS.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust. The Distributor may assist Authorized Participants (as defined below) in assembling shares to purchase Creation Units, for which it may receive commissions or other fees from such Authorized Participants.

The Adviser may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of Shares. The Adviser or Distributor, or an affiliate of the Adviser or Distributor, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and its clients. These amounts, which may be significant, are paid by the Adviser and/or Distributor from their own resources and not from the assets of the Funds.

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DISTRIBUTION. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Each Fund has adopted a Distribution (Rule 12b-1) Plan (a “Plan”) pursuant to which payments of up to 0.25% may be made. No payments pursuant to the Plan will be made through at least July 29, 2013. Additionally, the implementation of any such payments would have to be approved by the Board prior to implementation. Under its terms, the Plan remains in effect from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the “Independent Trustees” (Trustees who are not interested persons of the Funds (as defined in the 1940 Act) and have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan). The Plan may not be amended to increase materially the amount to be spent for the services provided by the Distributor without approval by the shareholders of the relevant Fund to which the Plan applies, and all material amendments of the Plan also require Board approval (as described above). The Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees, or, by a vote of a majority of the outstanding voting securities of a Fund (as such vote is defined in the 1940 Act). Pursuant to the Distribution Agreement, the Distributor will provide the Board with periodic reports of any amounts expended under the Plan and the purpose for which such expenditures were made.

In connection with the Trustees’ consideration of whether to adopt the Distribution Plan for each Fund, the Adviser represented to the Trustees that the adoption of the Distribution Plan was intended to permit the assessment of a 12b-1 fee in the future, without the expense of a shareholder vote, in the event that RIMCo determines that such a fee would be expected to result in increased sales and asset retention for the Fund by enabling it to reach and retain more investors.

Subject to an aggregate limitation of 0.25% of a Fund’s average net assets per annum, the fees paid by the Fund under the Plan will be compensation for distribution, investor services or marketing services for the Fund, and related expenses. The aggregate payments under the Plan will not exceed, on an annualized basis, 0.25% of average daily net assets of a Fund. The Funds did not make any payments under the Plan during the fiscal year ended March 31, 2012.

The continuation of the Distribution Agreement and any other related agreements is subject to annual approval of the Board, including by a majority of the Independent Trustees, as described above.

The allocation among the Funds of fees and expenses payable under the Distribution Agreement will be made pro rata in accordance with the daily net assets of the respective Funds.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in the “Book Entry Only System” section below) or DTC Participants (as defined below).

Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor, and may indemnify Soliciting Dealers and Authorized Participants (as described below) entering into agreements with the Distributor, for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under the Distribution Agreement or other agreement, as applicable.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company (“State Street”) serves as the custodian for the Trust. As custodian, State Street is responsible for the safekeeping of the Funds’ assets and the appointment of any subcustodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. The mailing address for State Street Bank and Trust Company is: Josiah Quincy Building, 200 Newport Avenue, North Quincy, MA 02171.

TRANSFER AND DIVIDEND DISBURSING AGENT. State Street serves as the transfer and dividend disbursing agent for the Trust. As transfer and dividend disbursing agent, State Street is responsible for among other matters, receiving and processing orders for the purchase and redemptions of Creation Units. The principal business address for State Street Bank and Trust Company is: One Lincoln Street, Boston, MA 02111.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP (“PwC”) serves as the Independent Registered Public Accounting Firm of the Trust. PwC is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board and a review of federal tax returns. The mailing address of PwC is 1420 Fifth Avenue, Suite 1900, Seattle, Washington 98101.

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CODES OF ETHICS. The Trust, RIMCo, and the Distributor have each adopted a code of ethics which complies in all material respects with applicable law and which is intended to protect the interests of each Fund’s shareholders. The codes of ethics are designed to prevent affiliated persons of the Trust, RIMCo, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics generally permit investment personnel to trade securities for their own account, including securities that may be purchased or held by a Fund, subject to restrictions on personal securities trading specified in the applicable code of ethics. Each code of ethics has been filed with the SEC and may be viewed by the public.

PURCHASE AND REDEMPTION OF CREATION UNITS. Each Fund issues and redeems its Shares on a continuous basis, at net asset value (“NAV”), only in a large specified number of Shares called a “Creation Unit,” either principally in-kind for securities included in the relevant Index or, in certain circumstances, in cash for the value of such securities. The consideration for creations and redemptions for each Fund is principally in-kind.

PURCHASE (CREATION). The Trust issues and sells Shares of each Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day (as defined below), in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). A “Business Day” with respect to a Fund is, generally, any day on which the NYSE is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the relevant Fund’s Index and the “Cash Component” (defined below), computed as described below or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and the Cash Component, computed as described below. Each Fund currently offers Creation Units for in-kind deposits, but reserves the right to utilize a “cash” option in lieu of some or all of the Deposit Securities for creation of shares. When accepting purchases of Creation Units for cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser, therefore additional variable fees may be assessed, up to the amount listed in the table below.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The “Cash Component” is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Custodian, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

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The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for each Fund changes as rebalancing adjustments, interest payments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund.

The Trust intends to require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security that is a To Be Announced (“TBA”) transaction. The amount of cash contributed will be equivalent to the price of the TBA transaction listed as a Deposit Security. In instances where the Trust accepts Deposit Securities for the purchase of a Creation Unit, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security, including, without limitation, situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery, (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities or the Federal Reserve System for U.S. Treasury securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or (v) in certain other situations (collectively, “non-standard orders”). In these instances, additional variable fess may be assessed, up to the amount listed in the table below. The Authorized Participant is responsible for any and all expenses and costs incurred by a Fund, including any applicable cash amounts, in connection with any purchase order. The Trust also reserves the right to: (i) permit or require the substitution of Deposit Securities in lieu of Deposit Cash; and (ii) include or remove Deposit Securities from the basket in anticipation of index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the relevant Fund or resulting from certain corporate actions.

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is assessed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time. An additional transaction charge or variable charge will be applied to certain creation and redemption transactions, including non-standard orders and partial cash purchases. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”), and has the ability to clear through the Federal Reserve System. In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor and the Authorized Participant, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below) and any other applicable fees, taxes and additional variable charge.

All orders to purchase Shares directly from a Fund, including non-standard orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or the applicable order form. In the case of non-standard orders, the non-standard order must be received by the Distributor no later than the times set forth in the Participant Agreement. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

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On days when the Exchange or the bond markets close earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Principal Underwriter by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government securities) or through DTC (for corporate securities and municipal securities) and/or through a subcustody agent (for foreign securities). The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, through DTC to the account of a Fund by no later than 2:00 p.m. Eastern time (as set forth on the applicable order form), on the Settlement Date. The “Settlement Date” for a Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. Eastern time (as set forth on the applicable order form), on the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by 2:00 p.m. Eastern time (as set forth on the applicable order form), on the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the Fund Deposit in the appropriate amount are deposited with the Distributor by 4:00 p.m. Eastern time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or the Fund Deposit in the appropriate amount is not received by 4:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this Statement are properly followed.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the Custodian has confirmed that the required Deposit Securities (or the cash value thereof) have been delivered to the Trust’s account, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

In instances where the Trust accepts Deposit Securities for the purchase of a Creation Unit, the Creation Unit may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income and taxes associated with missing Deposit Securities, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit

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once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. As with all orders, a transaction fee as set forth below under “Creation Transaction Fees” will be charged in all cases and an additional variable charge may also be applied. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Principal Underwriter in respect of a Fund at its discretion, including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) the acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Principal Underwriter, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Principal Underwriter shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash or a combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee and any applicable additional variable charge as set forth below. In the event that the Fund Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing: (i) the Trust will substitute a cash-in-lieu amount to replace any Fund Security that is a TBA transaction and the amount of cash paid out in such cases will be equivalent to the value of the TBA transaction listed as a Fund Security; and (ii) at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities. Each Fund currently offers Redemption Units for in kind redemptions, but reserves the right to utilize a “cash” option in lieu of some or all of the Fund securities for redemption of shares.

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REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. A Fund may adjust the redemption transaction fee from time to time. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including non-standard orders, cash redemptions, or partial cash redemptions (when cash redemptions are available). Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Distributor prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this Statement are properly followed. If the Distributor does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Distributor in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Distributor; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

With respect to in-kind redemptions of a Fund, the calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value”, computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant by the specified time on the Order Placement Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to 4:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Order Placement Date. If the requisite number of Shares of the Fund are not delivered by 4:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, the Fund will not release the underlying securities for delivery unless collateral is posted in such percentage amount of missing Shares as set forth in the Participant Agreement (marked to market daily).

ADDITIONAL REDEMPTION PROCEDURES. With respect to in-kind redemptions of a Fund, in connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. The section below entitled “Local Market Holiday Schedules” identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of the Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in the Local Market Holidays section to be the maximum number of days necessary to deliver redemption proceeds. If neither the redeeming shareholder nor the Authorized Participant acting on behalf of such redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholders will be required to receive its redemption proceeds in cash.

If it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to

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receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified below, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.

REQUIRED EARLY ACCEPTANCE OF ORDERS. Notwithstanding the foregoing, as described in the Participant Agreement and the applicable order form, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular Business Day.

Creation and Redemption Transaction Fees:

The following table shows, as of the date of this Statement, the approximate value of one Creation Unit, including standard and maximum additional creation and redemption transaction fees:

	Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Variable Charge for Creations*	Maximum Additional Variable Charge for Redemptions*
Russell Aggressive Growth ETF	$5,000,000	100,000	$500	5%	2%
Russell Consistent Growth ETF	$5,000,000	100,000	$500	5%	2%
Russell Growth at a Reasonable Price ETF	$5,000,000	100,000	$500	5%	2%
Russell Contrarian ETF	$5,000,000	100,000	$500	5%	2%
Russell Equity Income ETF	$5,000,000	100,000	$500	5%	2%
Russell Low P/E ETF	$5,000,000	100,000	$500	5%	2%
Russell Small & Mid Cap Defensive Value ETF	$5,000,000	100,000	$500	5%	2%
Russell Small Cap Defensive Value ETF	$5,000,000	100,000	$500	5%	2%
Russell Small Cap Aggressive Growth ETF	$5,000,000	100,000	$1,200	5%	2%
Russell Small Cap Consistent Growth ETF	$5,000,000	100,000	$1,200	5%	2%
Russell Small Cap Contrarian ETF	$5,000,000	100,000	$1,200	5%	2%

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Russell Small Cap Low P/E ETF	$5,000,000	100,000	$1,200	5%	2%
Russell 1000 Low Beta ETF	$5,000,000	100,000	$500	5%	2%
Russell 1000 High Beta ETF	$5,000,000	100,000	$500	5%	2%
Russell 1000 Low Volatility ETF	$5,000,000	100,000	$500	5%	2%
Russell 1000 High Volatility ETF	$5,000,000	100,000	$500	5%	2%
Russell 1000 High Momentum ETF	$5,000,000	100,000	$500	5%	2%
Russell 2000 Low Beta ETF	$5,000,000	100,000	$1,200	5%	2%
Russell 2000 High Beta ETF	$5,000,000	100,000	$1,200	5%	2%
Russell 2000 Low Volatility ETF	$5,000,000	100,000	$1,200	5%	2%
Russell 2000 High Volatility ETF	$5,000,000	100,000	$1,200	5%	2%
Russell 2000 High Momentum ETF	$5,000,000	100,000	$1,200	5%	2%
Russell Developed ex-U.S. Low Beta ETF	$5,000,000	100,000	$3,750	5%	2%
Russell Developed ex-U.S. High Beta ETF	$5,000,000	100,000	$3,750	5%	2%
Russell Developed ex-U.S. Low Volatility ETF	$5,000,000	100,000	$3,750	5%	2%
Russell Developed ex-U.S. High Volatility ETF	$5,000,000	100,000	$3,750	5%	2%
Russell Developed ex-U.S. High Momentum ETF	$5,000,000	100,000	$3,750	5%	2%
Russell High Dividend Yield ETF	$2,500,000	100,000	$250	5%	2%
Russell Small Cap High Dividend Yield ETF	$2,500,000	100,000	$450	5%	2%
Russell International High Dividend Yield ETF	$2,500,000	50,000	$3,750	5%	2%

*	As a percentage of the amount invested.

From time to time, any Fund may waive all or a portion of its applicable transaction fee(s). An additional charge of up to three (3) times the standard transaction fee may be charged to the extent a transaction is outside of the standard clearing process. The variable charge is in addition to the fixed transaction fee and will be applied to each transaction in cash. The maximum additional variable charge is the percentage noted in the table multiplied by the amount of Deposit Cash or Redemption Cash, as applicable. The assessed variable charge may be lower than the respective percentages noted in the table based on actual brokerage and market impact expenses associated with the transaction.

VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund on each Business Day on which Shares are offered or orders to redeem are tendered. A business day is one on which the Exchange is open for regular trading. Currently, each Exchange is open for trading every weekday except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value per share is computed for Shares of a Fund by dividing the current value of the Fund’s assets, less liabilities attributable to the Fund, by the number of Shares of the Fund outstanding, and rounding to the nearest cent.

The Funds’ portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected in the calculations of net asset value unless RFSC determines that a particular event would materially affect the net asset value.

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VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at “fair market value.” This generally means that equity securities and fixed-income securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. Equity securities traded over-the-counter (“OTC”) are valued on the basis of official closing price.

International equity securities traded on a national securities exchange or OTC are valued on the basis of official closing price.

Short term securities maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The Funds utilize the amortized cost valuation method in accordance with Rule 2a–7 under the 1940 Act. The money market instruments are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

The Funds may value certain securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board and delegated to RFSC to administer. Market quotations for non-U.S. securities, either individually or collectively, may not be considered to be readily available if a significant event occurs after the close of the non-U.S. markets on which such securities are traded. If you hold Shares in a Fund that holds portfolio securities listed primarily on non-U.S. exchanges, the net asset value of that Fund’s Shares may change on a day when you will not be able to purchase or redeem that Fund’s Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

PORTFOLIO TURNOVER RATE. Portfolio turnover measures how frequently securities held by a Fund are bought and sold. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to market volatility, and/or duration of portfolio investments.

The Funds did not issue shares during the fiscal year ended March 31, 2011. The portfolio turnover rate for the fiscal year ended March 31, 2012 for each Fund was:

Fund	Fiscal Year Ended March 31, 2012
Russell Aggressive Growth ETF	37%
Russell Consistent Growth ETF	22%
Russell Growth at a Reasonable Price ETF	15%
Russell Contrarian ETF	30%
Russell Equity Income ETF	27%
Russell Low P/E ETF	48%
Russell Small & Mid Cap Defensive Value ETF	N/A
Russell Small Cap Defensive Value ETF	N/A
Russell Small Cap Aggressive Growth ETF	35%
Russell Small Cap Consistent Growth ETF	21%
Russell Small Cap Contrarian ETF	57%
Russell Small Cap Low P/E ETF	43%
Russell 1000 Low Beta ETF	39%
Russell 1000 High Beta ETF	122%
Russell 1000 Low Volatility ETF	79%
Russell 1000 High Volatility ETF	102%

21

Russell 1000 High Momentum ETF	93%
Russell 2000 Low Beta ETF	38%
Russell 2000 High Beta ETF	126%
Russell 2000 Low Volatility ETF	98%
Russell 2000 High Volatility ETF	85%
Russell 2000 High Momentum ETF	88%
Russell Developed ex-U.S. Low Beta ETF	26%
Russell Developed ex-U.S. High Beta ETF	N/A
Russell Developed ex-U.S. Low Volatility ETF	25%
Russell Developed ex-U.S. High Volatility ETF	N/A
Russell Developed ex-U.S. High Momentum ETF	32%
Russell High Dividend Yield ETF	0%
Russell Small Cap High Dividend Yield ETF	0%
Russell International High Dividend Yield ETF	N/A
A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities (see “Taxes”). The portfolio turnover rate varies by Fund type and may exceed 100%.

DISCLOSURE OF PORTFOLIO HOLDINGS.

Policies and Procedures Generally. The Trust has adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the securities holdings of the Funds (the “Disclosure Policy”). The Board of the Trust must approve all material amendments to the Disclosure Policy. The Disclosure Policy is designed to: (i) protect the confidentiality of the Funds’ non-public portfolio holdings information; (ii) prevent the selective disclosure of such information; and (iii) ensure compliance by RIMCo and the Funds with the federal securities laws, including the 1940 Act and the rules promulgated thereunder and general principles of fiduciary duty.

Monitoring and Oversight. The Trust’s Chief Compliance Officer (“CCO”) is responsible for ensuring that RIMCo has adopted and implemented policies and procedures reasonably designed to ensure compliance with the Disclosure Policy and, to the extent the CCO considers necessary, the CCO shall monitor RIMCo’s compliance with its policies and procedures. Any exceptions to the Disclosure Policy may be made only if approved by the Trust’s CCO upon determining that the exception is in the best interests of the Fund and its shareholders. The CCO must report any exceptions made to the Disclosure Policy to the Trust’s Board at its next regularly scheduled meeting.

Quarterly Disclosure. Funds will publicly disclose the complete schedule of each Fund’s holdings, as reported on a quarter-end basis, by making the information publicly available in a manner consistent with requirements established by the SEC. You may view a Fund’s complete schedule of portfolio holdings for the most recently completed quarter online at http://www.russelletfs.com, or obtain a copy of the schedule by calling RIMCo at 1-888-RSL-ETFS or 888-775-3837. This information will be available no earlier than the day on which it is transmitted to shareholders in the Funds’ annual and semi-annual reports, or filed with the SEC on Form N-Q, which will occur on or about the sixtieth day after a quarter’s end.

The Funds file their complete schedules of securities holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Daily Disclosure. On each Business Day, before commencement of trading in shares on a national securities exchange (as defined by Section 2(a)(26) of the 1940 Act), RIMCo will disclose each Fund’s Portfolio Composition File (“PCF”) cia the NSCC. The PCF is based on a securities component and a cash component (or an all cash amount) which comprises that day’s fund deposit, as disseminated prior to that Business Day’s commencement of trading. RIMCo may make available a

22

Fund’s complete schedule of portfolio holdings and the percentages they represent of the Fund’s net assets. To provide greater transparency, a Fund may disclose its portfolio holdings that represent a Creation Unit of each Fund on each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet websites.

Confidential Dissemination of Portfolio Holdings Information. No disclosure of non-public portfolio holdings information may be made to any unaffiliated third party except as set forth in this section. This prohibition does not apply to information sharing with the Funds’ service providers, such as the Funds’ investment adviser, distributor, custodian, transfer agent, sub-administrator (if any), accountant, counsel, securities class action claims services administrator, financial printer, proxy voting agent, securities lending agent, lender, IOPV (as defined herein) calculation agent and other select third party service providers (collectively, the “Service Providers”), who generally need access to such information in the performance of their contractual duties and responsibilities. Such Service Providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.

PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to RIMCo, as the Trust’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). RIMCo has also hired a third party service provider to serve as proxy administrator (“Administrator”), although RIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIMCo’s clients and to enable the Committee to resolve any material conflicts of interest between the Funds on the one hand, and RIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Administrator responsibility for performing research and making recommendations in accordance with the Guidelines. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

The Guidelines address matters that are commonly submitted to shareholders of a company for voting, including, but not limited to, issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines.

The following are examples of certain types of issues that are covered in the Guidelines and how the proxies are generally voted.

•

Proxies will generally be voted for routine agenda items such as the opening of the shareholder meeting; the presence of quorum; regulatory filings; the designation of inspector or shareholder representatives of minutes of meeting; the allowance of questions; the publication of minutes; and the closing of the shareholder meeting.

•

In connection with director and officer indemnification and liability protection, proxies will generally be voted: against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care or for proposals that expand protection beyond the standards set forth by Delaware law; against proposals that would expand indemnification beyond coverage of legal expenses to coverage of acts that are more serious violations of fiduciary obligations than mere carelessness; and for proposals that would provide indemnification for an Italian company’s internal auditors or expanded indemnification where a director’s or officer’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company.

•

In certain corporate governance matters, proxies will generally be voted: for proposals seeking to amend a company’s articles of association, procedures, processes and/or other company documents unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis; for mergers and acquisitions proposals unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; for corporate restructuring proposals, including minority squeezeouts,

23

leveraged buyouts, spin-offs, liquidations, asset sales and creation of holding companies, unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; against proposals to classify the board; for shareholder proposals that ask a company to submit its poison pill for shareholder ratification unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; and against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

•

In regards to changes to a company’s capital structure, proxies are generally voted against proposals that seek to increase the authorized common or preferred stock by twice the present limit, unless the increase is in connection with a stock split or merger that was voted in favor of; against proposals to create preferred stock, unless the Administrator recommends a vote for, in which case such vote will be determined on a case-by-case basis; if the company does not have any preferred shares outstanding, proxies will generally be voted against the requested authorization.

•

Generally, proxies are voted for executive and director stock option plans unless the Administrator recommends a vote against such matter, in which case additional criteria specified in the Guidelines will apply and such vote may be determined on a case-by-case basis.

•

In connection with social and environmental matters, proxies will generally be voted for management social, political or environmental proposals unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis. However, in regards to shareholder social, political, nuclear safety, land use, ecological or environmental proposals, proxies will be registered as abstentions.

Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

To the extent that any shares of a Fund are owned directly by any other Fund, those shares will be voted directly by the Fund in the same proportion as all other votes received from the other holders of such Fund’s shares.

Information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended is available, without charge, at http://www.russelletfs.com and on the SEC’s website at http://www.sec.gov.

BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made by RIMCo. The Trust’s arrangements with RIMCo provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIMCo is not obligated to select the broker offering the lowest commission. The Funds effect transactions through Russell Implementation Services, Inc. (“RIS”) and its global network of unaffiliated correspondent brokers in compliance with the Trust’s procedures adopted under 17e-1. RIS is a registered broker and investment adviser and an affiliate of RIMCo.

In the case of securities traded in the over-the-counter market and depending on where the RIMCo believes best execution is available, portfolio transactions may be effected either (1) on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks; or (2) on a principal basis at net prices, which include compensation to the broker-dealer in the form of a mark-up or mark-down without commission.

BROKERAGE COMMISSIONS. No shares of the Funds were issued during the fiscal year ended March 31, 2011. For the fiscal year ended March 31, 2012, the brokerage commissions paid by the Funds were:

2012
Russell Aggressive Growth ETF	$2,099
Russell Consistent Growth ETF	3,321

24

Russell Growth at a Reasonable Price ETF	1,737
Russell Contrarian ETF	3,207
Russell Equity Income ETF	9,222
Russell Low P/E ETF	5,274
Russell Small & Mid Cap Defensive Value ETF	N/A
Russell Small Cap Defensive Value ETF	N/A
Russell Small Cap Aggressive Growth ETF	7,121
Russell Small Cap Consistent Growth ETF	2,429
Russell Small Cap Contrarian ETF	12,947
Russell Small Cap Low P/E ETF	5,894
Russell 1000 Low Beta ETF	2,820
Russell 1000 High Beta ETF	14,810
Russell 1000 Low Volatility ETF	21,097
Russell 1000 High Volatility ETF	9,064
Russell 1000 High Momentum ETF	4,257
Russell 2000 Low Beta ETF	5,480
Russell 2000 High Beta ETF	16,057
Russell 2000 Low Volatility ETF	7,035
Russell 2000 High Volatility ETF	30,651
Russell 2000 High Momentum ETF	9,418
Russell Developed ex-U.S. Low Beta ETF	1,735
Russell Developed ex-U.S. High Beta ETF	N/A
Russell Developed ex-U.S. Low Volatility ETF	1,730
Russell Developed ex-U.S. High Volatility ETF	N/A
Russell Developed ex-U.S. High Momentum ETF	2,107
Russell High Dividend Yield ETF	0
Russell Small Cap High Dividend Yield ETF	1
Russell International High Dividend Yield ETF	N/A

During the fiscal year ended March 31, 2012, none of the brokerage commissions of the Funds were directed to brokers who provided research services to RIMCo.

During the fiscal year ended March 31, 2012, there were no affiliated transactions (relating to trading activity).

During the Funds’ fiscal year ended March 31, 2012, the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b–1 of the 1940 Act, each of which is one of the Funds’ ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker–dealer securities held as of March 31, 2012, was as follows:

25

Broker by Commission

	Russell Aggressive Growth ETF	Russell Consistent Growth ETF	Russell Growth at a Reasonable Price ETF	Russell Contrarian ETF	Russell Equity Income ETF	Russell Low P/E ETF
Deutsche Bank Securities, Inc.	$8		$9	$8	$42	$19
Goldman, Sachs & Co.	542	$1,894	770	24	6,163	1,340
Instinet Corp.
Investment Technology Group, Inc.	9	6	3	4	5	4
Jefferies & Company				3	1	1
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1	2	5	1,982	6
Nomura Securities International, Inc.
Pershing Securities Limited	1,198	897	736	1,141	1,360	2,565
Royal Trust Bank
UBS Securities LLC	340	523	214	44	1,644	1,344
Weeden & Company

	Russell Small & Mid Cap Defensive Value ETF	Russell Small Cap Defensive Value ETF	Russell Small Cap Aggressive Growth ETF	Russell Small Cap Consistent Growth ETF	Russell Small Cap Contrarian ETF	Russell Small Cap Low P/E ETF
Deutsche Bank Securities, Inc.	N/A	N/A
Goldman, Sachs & Co.	N/A	N/A	$430	$100	$12,855	$67
Instinet Corp.	N/A	N/A
Investment Technology Group, Inc.	N/A	N/A
Jefferies & Company	N/A	N/A	33	102
Merrill Lynch, Pierce, Fenner & Smith, Inc.	N/A	N/A				5,801
Nomura Securities International, Inc.	N/A	N/A	6,647	2,217	86	13
Pershing Securities Limited	N/A	N/A		10
Royal Trust Bank	N/A	N/A
UBS Securities LLC	N/A	N/A	12		6	13
Weeden & Company	N/A	N/A

26

Broker by Commission

	Russell 1000 Low Beta ETF	Russell 1000 High Beta ETF	Russell 1000 Low Volatility ETF	Russell 1000 High Volatility ETF	Russell 1000 High Momentum ETF	Russell 2000 Low Beta ETF
Deutsche Bank Securities, Inc.	$11		$294	$5	$2
Goldman, Sachs & Co.	900	4,044	7,446	2,754	1,409	$2,013
Instinet Corp.			68
Investment Technology Group, Inc.		9	92			28
Jefferies & Company	140	1,340	2,456	1,367	579	372
Merrill Lynch, Pierce, Fenner & Smith, Inc.						3
Nomura Securities International, Inc.	504	4,215	4,676	2,030	1,074	1,412
Pershing Securities Limited	4	100	401	30	39	66
Royal Trust Bank
UBS Securities LLC	1,261	5,088	5,640	2,878	1,153	1,571
Weeden & Company		14	23			15

	Russell 2000 High Beta ETF	Russell 2000 Low Volatility ETF	Russell 2000 High Volatility ETF	Russell 2000 High Momentum ETF	Russell Developed ex-U.S. Low Beta ETF	Russell Developed ex-U.S. High Beta ETF
Deutsche Bank Securities, Inc.		$126	$18	$22		N/A
Goldman, Sachs & Co.	$6,154	2,688	6,832	2,657		N/A
Instinet Corp.						N/A
Investment Technology Group, Inc.	60	137	25	52		N/A
Jefferies & Company	1,935	834	1,162	611		N/A
Merrill Lynch, Pierce, Fenner & Smith, Inc.	38	187	71	97		N/A
Nomura Securities International, Inc.	2,485	1,203	7,409	2,819		N/A
Pershing Securities Limited		137	52	264		N/A
Royal Trust Bank						N/A
UBS Securities LLC	5,221	1,723	15,077	2,828	$1,735	N/A
Weeden & Company	164		5	68		N/A

27

Broker by Commission

	Russell Developed ex-U.S. Low Volatility ETF	Russell Developed ex-U.S. High Volatility ETF	Russell Developed ex-U.S. High Momentum ETF	Russell High Dividend Yield ETF	Russell Small Cap High Dividend Yield ETF	Russell International High Dividend Yield ETF
Deutsche Bank Securities, Inc.		N/A				N/A
Goldman, Sachs & Co.		N/A			$1	N/A
Instinet Corp.		N/A				N/A
Investment Technology Group, Inc.		N/A				N/A
Jefferies & Company		N/A				N/A
Merrill Lynch, Pierce, Fenner & Smith, Inc.		N/A				N/A
Nomura Securities International, Inc.		N/A				N/A
Pershing Securities Limited		N/A				N/A
Royal Trust Bank		N/A				N/A
UBS Securities LLC	$1,729	N/A	$2,107			N/A
Weeden & Company		N/A				N/A

Broker by Principal

	Russell Aggressive Growth ETF	Russell Consistent Growth ETF	Russell Growth at a Reasonable Price ETF	Russell Contrarian ETF	Russell Equity Income ETF	Russell Low P/E ETF
Deutsche Bank Securities, Inc.	$3,300,598	$3,327,134	$5,059,002	$2,764,309	$34,025,206	$2,725,517
Goldman, Sachs & Co.	1,388,192	4,998,063	2,178,823	30,864	11,805,865	2,361,572
Instinet Corp.
Investment Technology Group, Inc.	18,696	66,741	32,611	6,522	11,262	6,163
Jefferies & Company	1,404			8,423	1,561	5,445
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,877	8,072	14,466	1,390,242	14,389
Nomura Securities International, Inc.
Pershing Securities Limited	3,078,954	2,529,102	1,910,065	1,712,199	2,918,322	4,214,626
Royal Trust Bank
UBS Securities LLC	700,465	1,379,779	682,579	17,057	2,928,368	2,205,922
Weeden & Company				21		22

28

Broker by Principal

	Russell Small & Mid Cap Defensive Value ETF	Russell Small Cap Defensive Value ETF	Russell Small Cap Aggressive Growth ETF	Russell Small Cap Consistent Growth ETF	Russell Small Cap Contrarian ETF	Russell Small Cap Low P/E ETF
Deutsche Bank Securities, Inc.	N/A	N/A			$5,887,551	$5,916,471
Goldman, Sachs & Co.	N/A	N/A	$35,040,872	$35,617,309	10,369,491	122,881
Instinet Corp.	N/A	N/A
Investment Technology Group, Inc.	N/A	N/A
Jefferies & Company	N/A	N/A	114,232	67,844
Merrill Lynch, Pierce, Fenner & Smith, Inc.	N/A	N/A				5,194,537
Nomura Securities International, Inc.	N/A	N/A	3,534,363	2,284,830	76,210	21,427
Pershing Securities Limited	N/A	N/A		15,179
Royal Trust Bank	N/A	N/A
UBS Securities LLC	N/A	N/A	11,465		15,991	14,690
Weeden & Company	N/A	N/A

	Russell 1000 Low Beta ETF	Russell 1000 High Beta ETF	Russell 1000 Low Volatility ETF	Russell 1000 High Volatility ETF	Russell 1000 High Momentum ETF	Russell 2000 Low Beta ETF
Deutsche Bank Securities, Inc.	$16,364		$51,467,609	$4,664,718	$7,189
Goldman, Sachs & Co.	2,733,467	$8,215,659	24,685,544	4,388,553	3,927,568	$1,427,916
Instinet Corp.			22,467
Investment Technology Group, Inc.		15,121	105,926	294		16,937
Jefferies & Company	255,472	2,317,996	4,104,917	1,275,672	1,193,419	307,056
Merrill Lynch, Pierce, Fenner & Smith, Inc.						4,416
Nomura Securities International, Inc.	985,720	7,962,652	9,122,348	3,348,798	2,943,898	498,590
Pershing Securities Limited	9,706	218,696	1,003,452	59,139	122,135	119,893
Royal Trust Bank
UBS Securities LLC	1,844,081	9,056,932	12,167,469	3,102,178	3,983,291	1,135,305
Weeden & Company		32,942	55,114	18		13,633

29

Broker by Principal

	Russell 2000 High Beta ETF	Russell 2000 Low Volatility ETF	Russell 2000 High Volatility ETF	Russell 2000 High Momentum ETF	Russell Developed ex-U.S. Low Beta ETF	Russell Developed ex-U.S. High Beta ETF
Deutsche Bank Securities, Inc.	$23,129,816	$24,845,005	$14,404	$14,303		N/A
Goldman, Sachs & Co.	6,559,936	3,114,873	2,666,716	3,006,611	$4,861,695	N/A
Instinet Corp.						N/A
Investment Technology Group, Inc.	54,233	189,022	15,915	74,431		N/A
Jefferies & Company	1,405,008	887,458	409,977	643,782		N/A
Merrill Lynch, Pierce, Fenner & Smith, Inc.	44,554	216,389	15,129	109,031		N/A
Nomura Securities International, Inc.	1,516,867	1,491,625	2,695,378	2,279,780		N/A
Pershing Securities Limited		269,474	28,482	419,628		N/A
Royal Trust Bank						N/A
UBS Securities LLC	4,116,504	2,007,473	9,009,588	5,906,920	2,557,030	N/A
Weeden & Company	101,369		6,466	36,779		N/A

	Russell Developed ex-U.S. Low Volatility ETF	Russell Developed ex-U.S. High Volatility ETF	Russell Developed ex-U.S. High Momentum ETF	Russell High Dividend Yield ETF	Russell Small Cap High Dividend Yield ETF	Russell International High Dividend Yield ETF
Deutsche Bank Securities, Inc.		N/A				N/A
Goldman, Sachs & Co.	$4,870,371	N/A	$4,856,312		$5,680	N/A
Instinet Corp.	394	N/A				N/A
Investment Technology Group, Inc.		N/A				N/A
Jefferies & Company		N/A				N/A
Merrill Lynch, Pierce, Fenner & Smith, Inc.		N/A				N/A
Nomura Securities International, Inc.		N/A				N/A
Pershing Securities Limited		N/A				N/A
Royal Trust Bank		N/A				N/A
UBS Securities LLC	2,541,029	N/A	3,150,579			N/A
Weeden & Company		N/A				N/A

30

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, a Fund may not:

1. Concentrate its investments (i.e., hold 25% or more of its total assets in the securities of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that its Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of an industry.

2. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that the Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets;

3. Issue senior securities or borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act or to the extent permitted by any exemptions therefrom which may be granted by the Securities and Exchange Commission;

4. Pledge1, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings as set forth above in restriction 3. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for futures contracts or options contracts will not be deemed to be pledges of the Fund’s assets);

5. Purchase, hold or deal in real estate, or oil, gas or mineral interests or leases, but the Fund may purchase and sell securities that are issued by companies that invest or deal in such assets;

6. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

7. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that a Fund may make margin deposits in connection with transactions in options, futures and options on futures;

8. Invest in commodities or commodity contracts, except that the Fund may transact in exchange traded futures contracts on securities, indexes and options on such futures contracts and make margin deposits in connection with such contracts;

Under the 1940 Act, each Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company’s other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1/3%) of its assets.

The Funds will not purchase additional securities while outstanding borrowings exceed 5% of total assets.

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. A Fund will not:

1. Invest in the securities of a company for the purpose of exercising management or control, provided that the Trust may vote the investment securities owned by the Fund in accordance with its views;

[1]

There is no limit on the percentage of total assets a Fund may pledge. Each Fund, however, will only pledge assets as consistent with Section 18 of the 1940 Act. Accordingly, based on SEC staff interpretation, the Fund will only pledge up to one-third of its total assets.

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2. Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment;

3. Under normal circumstances, invest less than 80% of its total assets in securities that comprise its relevant Index. Prior to any change in a Fund’s 80% investment policy, such Fund will provide shareholders with 60 days written notice;

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money will be observed continuously.

INVESTMENT POLICIES

The investment objective and principal investment strategies for each of the Funds are provided in their Prospectus. The Funds may not invest in all of the investments listed below. The Funds use investment techniques commonly used by other exchange traded funds.

GENERAL INVESTMENT STRATEGIES AND PORTFOLIO INSTRUMENTS

The Russell Aggressive Growth ETF, Russell Consistent Growth ETF, Russell Growth at a Reasonable Price ETF, Russell Contrarian ETF, Russell Equity Income ETF, Russell Low P/E ETF, Russell Small & Mid Cap Defensive Value ETF, Russell Small Cap Defensive Value ETF, Russell Small Cap Aggressive Growth ETF, Russell Small Cap Consistent Growth ETF, Russell Small Cap Contrarian ETF and Russell Small Cap Low P/E ETF are referred to collectively as the “IDE ETFs.”

The Russell 1000 Low Beta ETF, Russell 1000 High Beta ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Volatility ETF, Russell 1000 High Momentum ETF, Russell 2000 Low Beta ETF, Russell 2000 High Beta ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Volatility ETF and Russell 2000 High Momentum ETF are referred to collectively as the “Factor ETFs.”

The Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. High Beta ETF, Russell Developed ex-U.S. Low Volatility ETF, Russell Developed ex-U.S. High Volatility ETF and Russell Developed ex-U.S. High Momentum ETF are referred to collectively as the “Developed ex-U.S. Factor ETFs.”

The Russell High Dividend Yield ETF, Russell Small Cap High Dividend Yield ETF and Russell International High Dividend Yield ETF are referred to collectively as the “High Dividend Yield ETFs.”

CONCENTRATION

Each Fund may concentrate its investments in a particular industry or group of industries, as described in the Prospectus. The securities of issuers in particular industries may dominate the Index of a Fund and consequently the Fund’s investment portfolio. This may adversely affect a Fund’s performance or subject its Shares to greater price volatility than that experienced by less concentrated investment companies.

In pursuing its objective, each Fund may hold the securities of a single issuer in an amount exceeding 10% of the market value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code. In particular, as a Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components in the Fund’s Index.

INVESTMENT IN FOREIGN SECURITIES (Developed ex-U.S. Factor ETFs and Russell International High Dividend Yield ETF)

The Funds may invest in foreign (non-U.S.) securities traded on U.S. or foreign exchanges or in the over–the–counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not

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typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and subject to less governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States. To the extent that the Funds’ principal investment strategies involve foreign (non-U.S.) securities, the Funds may tend to have a greater exposure to liquidity risk.

FOREIGN CURRENCY TRANSACTIONS (Developed ex-U.S. Factor ETFs and Russell International High Dividend Yield ETF)

The Funds may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future and can have substantial price volatility. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. At the discretion of the Adviser, the Funds may enter into forward currency exchange contracts for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. Each Fund will not invest more than 20% of its assets in repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day - as defined below). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

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REVERSE REPURCHASE AGREEMENTS

Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases a Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if a Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and a Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of a Fund’s assets. A Fund’s exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings. The Funds do not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of their respective total assets.

COMMERCIAL PAPER

Each Fund may invest in commercial paper as described in the Prospectus. Commercial paper consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing.

OTHER SHORT-TERM INSTRUMENTS

In addition to repurchase agreements, each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by the Adviser); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P, or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Each of the Funds may also invest its cash reserves (the “Cash Balances”) in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC (the “Cash Management Fund”). The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the Cash Balances invested in the Cash Management Fund is 0.10%.

INVESTMENT COMPANIES

Each Fund may invest in the securities of other investment companies, including closed end funds, exchange traded funds, and money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the

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total assets of the Fund. To the extent allowed by law, regulation, each Fund’s investment restrictions and the Trust’s exemptive relief, a Fund may invest its assets in securities of investment companies that are money market funds, including those advised by the Adviser or otherwise affiliated with the Adviser, in excess of the limits discussed above. If a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

U.S. REGISTERED SECURITIES OF FOREIGN ISSUERS

The Funds may purchase publicly traded common stocks of foreign corporations, invest in U.S. registered, dollar-denominated preferred securities of foreign issuers, and invest in U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national entities.

Investing in U.S. registered, dollar-denominated, securities issued by non-U.S. issuers involves some risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

The Funds’ investment in common stock of foreign corporations may also be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively “Depositary Receipts”). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities market, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

DEPOSITARY RECEIPTS (Developed ex-U.S. Factor ETFs and Russell International High Dividend Yield ETF)

The Funds may hold securities of foreign issuers in the form of ADRs, American Depositary Shares (“ADSs”) and EDRs, GDRs, or other securities convertible into securities of eligible non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of a Fund’s investment policies, the Fund’s investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a

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letter of non–objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non–cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. Unsponsored depositary receipts tend to trade over the counter, and are issued without the involvement of the underlying non-U.S. company whose stock underlies the depositary receipts. Shareholder benefits, voting rights and other attached rights may not be extended to the holder of an unsponsored depositary receipt. The Funds may invest in sponsored and unsponsored ADRs.

FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS

Each Fund may utilize exchange-traded futures and options contracts and swap agreements. A Fund will segregate cash and/or appropriate liquid assets if required to do so by SEC or Commodity Futures Trading Commission (“CFTC”) regulation or interpretation.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

A Fund is required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

A Fund may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

Each Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). A Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its Index. Exchange-traded futures and options contracts are not currently available on the Indexes. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the applicable Index components or a subset of the components. The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

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Restrictions on the Use of Futures and Options. In connection with its management of the Funds, the Adviser has claimed an exclusion from registration as a commodity trading advisor under the CEA and, therefore, is not subject to the registration and regulatory requirements of the CEA. Each Fund reserves the right to engage in transactions involving futures and options thereon to the extent allowed by the CFTC regulations in effect from time to time and in accordance with a Fund’s policies. Each Fund would take steps to prevent its futures positions from “leveraging” its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash or equivalents. When it has a short futures position, it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and equivalents (or a combination of the foregoing) having a value equal to the net obligation of a Fund under the contract (less the value of any margin deposits in connection with the position).

Swap Agreements. Each Fund may enter into swap agreements including interest rate, index, and total return swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.

In the case of a credit default swap (“CDS”), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). As the seller of a CDS contract, a Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to debt obligations. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

CDSs may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will segregate assets necessary to meet any accrued payment obligations when it is the buyer of CDS. In cases where a Fund is a seller of a CDS, if the CDS is physically settled, the Fund will be required to segregate the full notional amount of the CDS. Such segregation will not limit the Fund’s exposure to loss.

CDS agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, illiquidity risk associated with a particular issuer, and credit risk, each of which will be similar in either case, CDSs are subject to the risk of illiquidity within the CDS market on the whole, as well as counterparty risk. A Fund will enter into CDS agreements only with counterparties that meet certain standards of creditworthiness.

FUTURE DEVELOPMENTS

A Fund may take advantage of opportunities in the area of options and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, a Fund will provide appropriate disclosure.

INFORMATION ABOUT THE INDEXES

INDEX PROVIDER DESCRIPTION

Frank Russell Company (referred to as “Russell” in this Index Provider Description) is a leader in constructing and maintaining equity security indexes. The Funds may seek to track certain Russell Indexes. Currently, institutional investment professionals responsible for over $4.3 trillion in assets use Russell Indexes to guide their portfolios.

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Russell Indexes are objective, comprehensive, and built according to transparent rules. Member stocks are not selected by a committee. Russell allows the market to decide what stocks are included, based on capitalization. Industries and sectors are represented by a wide variety of securities. Russell Indexes are regularly and proactively maintained to reflect the impact of global markets. Beyond the traditional market cap weighted indexes, Russell also creates alternative indexes. They are also rules-based although may have different weighting schemes and may more precisely select securities to capture narrower and specific market exposures.

INDEX AVAILABILITY

The Russell Indexes are maintained daily by Russell Indexes, a division of Russell Investments and are available on www.Russell.com. Russell’s publication of the Indexes in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities based upon any of the Indexes. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Indexes.

Russell makes no representation or warranty, express or implied, to shareholders or any member of the public regarding the advisability of the Indexes to track general stock market performance or a segment of the same. Russell’s publication of the Indexes in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Indexes are based. Russell is not responsible for and has not reviewed the Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Indexes. Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY OF THE INDEXES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RIMCO OR THE TRUST, INVESTORS, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF ANY OF THE INDEXES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ALL OF THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL

Investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to

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market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

The principal trading market for some of the securities in an Index may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

INDEX-BASED EXCHANGE TRADED FUNDS

Passive Strategy/Index Risk. The Funds are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from actively managed funds, which typically seek to outperform a benchmark index. As a result, the Funds may hold constituent securities of the Indexes regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Funds’ return to be lower or higher than if the Funds employed an active strategy.

Tracking Error. Imperfect correlation between a Fund’s portfolio securities and those in its Index, changes to the Index and regulatory requirements may cause tracking error, the divergence of the Fund’s performance from that of its Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a Fund incurs fees and expenses while its Index does not. The bankruptcy of a constituent company of an Index can also result in loss and tracking error. RIMCo expects that, over time, each Fund’s tracking error will not exceed 5%.

Trading Issues. Although the shares of the Funds (“Shares”) are listed for trading on the Funds’ U.S. principal listing exchange (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all, on any stock exchange.

Risks of Secondary Listings. The Funds’ shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Funds’ primary listing is maintained. There can be no assurance that the Funds’ shares will continue to trade on any such stock exchange or in any market or that the Funds’ shares will continue to meet the requirements for listing or trading on any exchange or in any market. An active trading market may not exist for Fund shares, and although Fund shares are listed on a national securities exchange, it is possible that an active trading market may not be maintained. Additionally, the Funds’ shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Halting of Trades. Trading of Fund shares on an exchange may be halted whenever trading in equity securities generally is halted by the activation of marketwide “circuit breakers” (a rule that requires a halt in trading for a specific period of time when market prices decline by a specified percentage during the course of a trading day). Trading of Fund shares may also be halted if (1) the shares are delisted from the listing exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

DERIVATIVES (Futures Contracts, Options, Forwards and Swaps)

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related

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indexes. The various derivative instruments that a Fund may use are described in more detail under “Other Financial Instruments Including Derivatives” in the Statement of Additional Information. Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (ii) the fact that skills needed to use these strategies are different from those needed to select non-derivative portfolio securities; (iii) the potential absence of a liquid secondary market for any particular instrument at any time; (iv) the possible need to defer closing out certain positions to avoid adverse tax consequences; (v) for swaps, additional credit risk and the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the swap is based; and (vi) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with the use of certain derivatives.

A Fund could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Each Fund limits its investment in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund.

Furthermore, regulatory requirements for the Funds to set aside assets to meet their obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities when it would otherwise be favorable to do so, or in a Fund needing to sell securities at a disadvantageous time. A Fund may also be unable to close out its derivatives positions when desired. Investments in derivatives can cause the Funds to be more volatile and can result in significant losses.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances. Upon the expiration of a particular contract, RIMCo may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. The Funds believe that these trading and positions limits will not have an adverse impact on a Fund’s strategies for hedging its positions.

There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Funds or the ability of the Funds to continue to implement their investment strategies. The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Funds is impossible to predict, but could be substantial and adverse.

In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law by President Obama on July 21, 2010. The Dodd-Frank Act will change the way in which the U.S. financial system is

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supervised and regulated. Title VII of the Dodd-Frank Act sets forth a new legislative framework for over-the-counter (“OTC”) derivatives, including financial instruments, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing and exchange trading of many OTC derivatives transactions.

Provisions in the Dodd-Frank Act include new registration, recordkeeping, capital and margin requirements for “swap dealers” and “major swap participants” as determined by the Dodd-Frank Act and applicable regulations; and the forced use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act. Because there is a one-year period prescribed in which most of the mandated rulemaking and regulations will be implemented, it is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on any of the Funds, but it is expected that swap dealers, major market participants and swap counterparties, including the Funds, will experience new and/or additional regulations, requirements, compliance burdens and associated costs. The new law and the rules to be promulgated may negatively impact a Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties. In particular, new position limits imposed on a Fund or its counterparties may impact that Fund’s ability to invest in a manner that efficiently meets its investment objective, and new requirements, including capital and mandatory clearing, may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors.

Futures and Options Transactions

Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefore. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the applicable Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

Each Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts, when available, in this manner. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in securities. Utilization of futures transactions by a Fund involves the risk of imperfect or even negative correlation to its Index if the index underlying the futures contracts differs from the Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

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Risks of Swap Agreements

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Currently, the swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Because they are two-party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest.

If a Fund uses a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

EQUITY SECURITIES

The Funds invest primarily in equity securities. The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Funds that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.

NON-U.S. AND EMERGING MARKETS SECURITIES

A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund’s foreign assets. Non-U.S. laws and accounting standards typically are not as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets. Additionally, international markets may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

Non-U.S. equity securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally may not be subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

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Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

TAX RISKS

As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in the Prospectus and this Statement is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of a Fund.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Fund Shares.

CONTINUOUS OFFERING

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of a Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that a Fund’s prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the Prospectus under the “PURCHASE AND SALE INFORMATION” and “ADDITIONAL PURCHASE AND SALE INFORMATION” sections. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of each Fund are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (i) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (ii) the value of its Index or portfolio of securities on which the Fund is based is no longer calculated or available; (iii) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (iv) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or a Fund.

The Trust reserves the right to adjust the Share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of the Funds is the U.S. dollar. The base currency is the currency in which a Fund’s net asset value per Share is calculated and the trading currency is the currency in which Shares of a Fund are listed and traded on the Exchange.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “ADDITIONAL PURCHASE AND SALE INFORMATION.”

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

CONVEYANCE OF ALL NOTICES, STATEMENTS AND OTHER COMMUNICATIONS TO BENEFICIAL OWNERS IS EFFECTED AS FOLLOWS. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

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Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in each Prospectus entitled “DISTRIBUTIONS.”

GENERAL POLICIES

Dividends from net investment income, if any, are generally declared and paid quarterly for each Fund, but may vary significantly from period to period. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

DIVIDEND REINVESTMENT

Broker-dealers, at their own discretion, may offer a dividend reinvestment program under which Shares are purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment program offered by such broker-dealer.

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TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this Statement. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled “ADDITIONAL TAX INFORMATION.”

Each Fund has adopted a taxable year for U.S. federal income tax purposes ending on April 30, which differs from the Funds’ March 31 fiscal year end that applies for financial reporting purposes.

Each Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the Internal Revenue Code. As such, each Fund should not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. In order to be taxable as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders (“Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the end of each fiscal quarter of the Fund’s taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer; and (iii) at the end of each fiscal quarter of the Fund’s taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level. If a Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates (and, to the extent applicable, corporate alternative minimum tax). In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits, subject to the dividends-received deduction for corporate shareholders and the lower tax rates applicable to qualified dividend income distributed to individuals. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, a Fund will be subject to federal income tax to the extent any such income or gains are not distributed. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Dividends and interest received by Funds holding foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If a

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Fund meets certain requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid such Fund, subject to certain limitations. Pursuant to this election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder’s federal income tax. If a Fund makes this election, the Fund will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. The Russell Aggressive Growth ETF, Russell Consistent Growth ETF, Russell Growth at a Reasonable Price ETF, Russell Contrarian ETF, Russell Equity Income ETF, Russell Low P/E ETF, Russell Small & Mid Cap Defensive Value ETF, Russell Small Cap Defensive Value ETF, Russell Small Cap Aggressive Growth ETF, Russell Small Cap Consistent Growth ETF, Russell Small Cap Contrarian ETF, Russell Small Cap Low P/E ETF, Russell 1000 Low Beta ETF, Russell 1000 High Beta ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Volatility ETF, Russell 1000 High Momentum ETF, Russell 2000 Low Beta ETF, Russell 2000 High Beta ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Volatility ETF and Russell 2000 High Momentum ETF do not expect to be eligible to make this election.

A Fund’s transactions in foreign currencies and forward foreign currency contracts, if any, will be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Funds intend to monitor their transactions, intend to make the appropriate tax elections, and intend to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of a Fund as a RIC and minimize the imposition of income and excise taxes.

If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will be subject to one of the following special tax regimes: (i) the Fund will be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from the PFIC or any gain from the disposition of the PFIC shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains as ordinary income in accordance with the distribution requirements set forth above.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss (although certain foreign currency-denominated contracts may give rise to ordinary gain or loss, as described above). Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement. Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized

47

gains at the end of the Funds’ fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on each Fund’s other investments and shareholders are advised on the nature of the distributions.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. Each Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments, if positive, will generally constitute taxable ordinary income, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain and may affect the amount, timing or character of the income distributed to you by the Fund.

Investments by a Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess face value of the securities over their issue price (the “original issue discount” or “OID”) each year that the securities are held, even though the Fund receives no cash interest payments. In other circumstances, whether pursuant to the terms of a security or as a result of other factors outside the control of the Fund, the Fund may recognize income without receiving a commensurate amount of cash. Such income is included in determining the amount of income that a Fund must distribute to maintain its status as a RIC and to avoid the payment of federal income tax, including the nondeductible 4% excise tax. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Special rules apply if a Fund holds inflation-indexed bonds (TIPs). Generally, all stated interest on such bonds is taken into income by a Fund under its regular method of accounting for interest income. The amount of positive inflation adjustment, which results in an increase in the inflation-adjusted principal amount of the bond, is treated as OID. The OID is included in the Fund’s gross income ratably during the period ending with the maturity of the bond, under the general OID inclusion rules. The amount of a Fund’s OID in a taxable year with respect to a bond will increase a Fund’s taxable income for such year without a corresponding receipt of cash, until the bond matures. As a result, the Fund may need to use other sources of cash to satisfy its distributions for such year. The amount of negative inflation adjustments, which results in a decrease in the inflation-adjusted principal amount of the bond, reduces the amount of interest (including stated interest, OID, and market discount, if any) otherwise includable in the Fund’s income with respect to the bond for the taxable year.

The Funds intend to distribute annually to their shareholders substantially all of its investment company taxable income, all of its net tax-exempt income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The Funds will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction, if any. A portion of the dividends received from a Fund may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Qualified dividend income includes, in general, subject to certain holding period requirements and other requirements, dividend income from certain U.S. and foreign corporations. Eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States and those whose stock is tradable on an established securities market in the United States. A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares of the Fund on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares of the Fund become ex-dividend with respect to such dividend (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code. A Fund may derive capital gains and losses in connection with the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term gains will be taxable to you at long-term capital gains rates, regardless of how long you have held your Shares in a Fund. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% rate on long-term capital gains will increase to 20% and will cease to apply to qualified dividend income for taxable years beginning after December 31, 2012.

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In general, a sale of Shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the Shares were held. A redemption of a shareholder’s Fund Shares is normally treated as a sale for tax purposes. Fund Shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. As noted above, without future legislation, the maximum tax rate on long-term capital gains will increase to 20% in 2013.

Gain or loss on the sale or redemption of Shares in a Fund is measured by the difference between the amount received and the adjusted tax basis of the Shares. Shareholders should keep records of investments made (including Shares acquired through reinvestment of dividends and distribution) so they can compute the tax basis of their Shares.

A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any long-term capital gain dividends received by the shareholders.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Distributions of ordinary income and capital gains may also be subject to foreign, state and local taxes depending on a shareholder’s circumstances.

Dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law to the extent derived from investment income and short-term capital gain or unless such income is effectively connected with a U.S. trade or business. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and the proper withholding form(s) to be submitted to a Fund. A non-U.S. shareholder who fails to provide an appropriate IRS Form W-8 may be subject to backup withholding at the appropriate rate.

Effective January 1, 2014, each Fund will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2015) redemption proceeds made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Fund to enable the Fund to determine whether withholding is required.

A Fund will be required in certain cases to backup withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

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Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gain or loss. In some circumstances, a redemption of Creation Units may be treated as resulting in a distribution to which section 301 of the Code applies, potentially causing amounts received by the shareholder in the redemption to be treated as dividend income rather than as a payment in exchange for Creation Units. The rules for determining when a redemption will be treated as giving rise to a distribution under section 301 of the Code and the tax consequences of Code section 301 distributions are complex. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

A Fund has the right to reject an order for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Code, the respective Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. A Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Under promulgated Treasury regulations, if a shareholder recognizes losses exceeding certain specified amounts, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. In addition, pursuant to recently enacted legislation, significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

At April 30, 2012, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year. Available capital loss carryforwards are as follows:

	April 30, 2012
	Short-Term	Long Term
Russell Aggressive Growth ETF	309,748	-
Russell Consistent Growth ETF	417,131	-
Russell Growth at a Reasonable Price ETF	65,898	-
Russell Contrarian ETF	252,193	-
Russell Equity Income ETF	160,042	-
Russell Low P/E ETF	271,237	-
Russell Small & Mid Cap Defensive Value ETF	N/A	N/A
Russell Small Cap Defensive Value ETF	N/A	N/A
Russell Small Cap Aggressive Growth ETF	-	-
Russell Small Cap Consistent Growth ETF	-	-
Russell Small Cap Contrarian ETF	-	-
Russell Small Cap Low P/E ETF	-	-
Russell 1000 Low Beta ETF	121,416	-
Russell 1000 High Beta ETF	1,014,615	-
Russell 1000 Low Volatility ETF	577,640	-

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Russell 1000 High Volatility ETF	398,431	-
Russell 1000 High Momentum ETF	629,704	-
Russell 2000 Low Beta ETF	68,850	-
Russell 2000 High Beta ETF	390,222	-
Russell 2000 Low Volatility ETF	70,626	-
Russell 2000 High Volatility ETF	640,821	-
Russell 2000 High Momentum ETF	477,360	-
Russell Developed ex-U.S. Low Beta ETF	-	-
Russell Developed ex-U.S. High Beta ETF	N/A	N/A
Russell Developed ex-U.S. Low Volatility ETF	-	-
Russell Developed ex-U.S. High Volatility ETF	N/A	N/A
Russell Developed ex-U.S. High Momentum ETF	-	-
Russell High Dividend Yield ETF	90	-
Russell Small Cap High Dividend Yield ETF	-	-
Russell International High Dividend Yield ETF	N/A	N/A

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Dechert LLP, 200 Clarendon Street, 27th Floor, Boston, Massachusetts 02116, serves as counsel to the Trust. PwC, serves as the independent registered public accounting firm for the Trust. PwC performs annual audits of the Funds’ financial statements and provides other audit, tax and related services.

LOCAL MARKET HOLIDAY SCHEDULES

The Trust generally intends to effect deliveries of portfolio securities on a basis of “T” plus three business days (i.e., days on which the Exchange is open) in the relevant foreign market of a Fund. The ability of the Trust to effect in-kind redemptions within three business days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays on the relevant business days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in the United States, the redemption settlement cycle may be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within three business days.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with local market holiday schedules, may require a delivery process longer than the standard settlement period. In certain circumstances during the calendar year, the settlement period may be greater than seven calendar days. Such periods are listed in the table below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed in the table below. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

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MARKET	SETL CYCLE	MAX SETL CYCLE	TRADE DATE(S) W/ SETTLEMENT OF GREATER THAN 7 CALENDAR DAYS
Australia	T+3	7 days	January 2 January 26 March 12 April 6 April 9 April 10 April 25 May 7 June 4 June 11 August 6 August 15 October 1 October 8 November 6 December 24 December 25 December 26 December 31

Austria	T+3	7 days	January 6 April 6 April 9 May 1 May 17 May 28 June 7 August 15 October 26 November 1 December 24 December 25 December 26 December 31

Belgium	T+3	7 days	April 6 April 9 June 1 June 17 June 18 June 28 July 11 August 15 September 27 November 1 December 25 December 26

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Canada	T+3	7 days	January 2 February 20 April 6 May 21 July 2 August 6 September 3 October 8 November 11 December 25 December 26

Denmark	T+3	7 days	April 5 April 6 April 9 May 4 May 17 May 18 May 28 June 5 December 24 December 25 December 26 December 31

Finland	T+3	7 days	January 6 April 5 April 6 April 9 May 1 May 17 June 22 December 6 December 24 December 25 December 26 December 31

France	T+3	7 days	April 6 April 9 May 1 December 25 December 26

Germany	T+3	7 days	April 6 April 9 May 1 December 25 December 26

Greece	T+3	7 days	January 6 February 27 April 6 April 9 April 13 April 16 May 1 June 4 August 15 December 24 December 25 December 26 December 31

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Hong Kong	T+2	7 days	January 2 January 23 January 24 January 25 April 4 April 6 April 9 May 1 July 2 October 1 October 2 October 23 December 25 December 26

Ireland	T+3	12 days	January 2 April 6 April 9 May 7 June 4 December 24 December 25 December 26 December 31

Israel	T+3	7 days

January 2

March 8

April 9

April 11

April 12

April 25

April 26

May 27

July 29

September 16

September 17

September 18

September 19

September 25

September 26

September 30

October 1

October 7

October 8

December 25

Italy	T+3	7 days	April 6 April 9 May 1 August 15 December 24 December 25 December 26 December 31

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Japan	T+3	10 days	January 2 January 3 January 9 March 20 April 30 May 3 May 4 July 16 September 17 October 8 November 23 December 24 December 31

Luxembourg	T+3	7 days	April 6 April 9 May 1 May 17 May 28 August 15 November 1 December 24 December 25 December 26 December 31

Netherlands	T+3	7 days	April 6 April 9 May 1 December 25 December 26

New Zealand	T+3	7 days	January 2 January 3 February 6 April 6 April 9 April 25 June 4 October 22 December 25 December 26

Norway	T+3	8 days	April 4 April 5 April 6 April 9 May 1 May 17 May 28 December 24 December 25 December 26 December 31

Portugal	T+3	7 days	April 6 April 9 May 1 December 25 December 26

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Singapore	T+3	7 days	January 2 January 23 January 24 April 6 May 1 August 9 August 20 October 26 November 13 December 25

Spain	T+3	8 days	April 6 April 9 May 1 December 24 December 25 December 26 December 31

Sweden	T+3	7 days	January 5 January 6 April 5 April 6 April 9 April 30 May 1 May 16 May 17 June 6 June 22 November 2 December 24 December 25 December 26 December 31

Switzerland	T+3	7 days	January 2 April 6 April 9 May 1 May 17 May 28 August 1 December 24 December 25 December 26 December 31

United Kingdom	T+3	7 days	January 2 April 6 April 9 May 7 June 4 June 5 August 27 December 24 December 25 December 26 December 31

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FINANCIAL STATEMENTS

The 2012 audited financial statements for the Funds, including notes to the financial statements and financial highlights, and Report of the Independent Registered Public Accounting Firm are included in the Trust’s Annual Report to Shareholders for the fiscal period ended March 31, 2012 and filed electronically with the SEC, are incorporated by reference. You may request a copy of the Trust’s Annual Report at no charge by calling 1-888-RSL-ETFS (1-888-775-3837) or through the Trust’s website www.russelletfs.com.

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PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)	1.1	Certificate of Trust dated July 26, 2009 of Russell Exchange Traded Funds Trust (formerly, U.S. One Trust) (the “Trust” or the “Registrant”) (incorporated by reference to the Registrant’s Initial Registration Statement on Form N-1A dated July 29, 2009)

	1.2	Certificate of Amendment dated April 14, 2011 to the Certificate of Trust dated July 26, 2009 (incorporated by reference to Post-Effective Amendment No. 5 dated April 29, 2011)

	1.3	Registrant’s Amended and Restated Agreement and Declaration of Trust (incorporated by reference to Post-Effective Amendment No. 20 dated September 28, 2011)

(b)	1.1	Registrant’s Amended and Restated By-Laws (incorporated by reference to Post- Effective Amendment No.44 dated March 8, 2012)

(c)	1.1	Instruments Defining Rights of Security Holders (none)

(d)	1.1	Amended and Restated Management Agreement between the Registrant and Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No.49 dated April 27, 2012)

	1.2	Letter Agreement adding the Russell Small Cap Consistent Growth ETF, Russell Small Cap Low P/E ETF, Russell Small Cap Contrarian ETF, and Russell Small Cap Aggressive Growth ETF, Russell Developed ex-U.S. High Momentum ETF, Russell Developed ex-U.S. High Beta ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. High Volatility ETF and Russell Developed ex-U.S. Low Volatility ETF to the Amended and Restated Management Agreement (incorporated by reference to Post-Effective Amendment No.25 dated October 28, 2011)

	1.3	Form of Letter Agreement adding the Russell Total Return Fixed Income ETF, Russell Core Fixed Income ETF, and Russell Emerging Markets Fixed Income ETF to the Amended and Restated Management Agreement (to be filed by Amendment)

	1.4	Form of Letter Agreement adding the Russell U.S. Large Cap ETF, Russell U.S. Large Cap Growth ETF, Russell U.S. Large Cap Value ETF, Russell U.S. All Cap ETF, Russell U.S. Mid Cap ETF and Russell U.S. Small Cap ETF to the Amended and Restated Management Agreement (to be filed by Amendment)

	1.5	Letter Agreement adding the Russell High Dividend Yield ETF, Russell Small Cap High Dividend Yield ETF and Russell International High Dividend Yield ETF to the Amended and Restated Management Agreement (incorporated by reference to Post-Effective Amendment No.44 dated March 8, 2012)

(e)	1.1	Distribution Agreement between the Registrant and ALPS Distributors, Inc. (incorporated by reference to Post-Effective Amendment No. 32 dated December 9, 2011)

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	1.2	Form of Letter Agreement adding the Russell Total Return Fixed Income ETF, Russell Core Fixed Income ETF, and Russell Emerging Markets Fixed Income ETF to the Distribution Agreement (to be filed by Amendment)

	1.3	Form of Letter Agreement adding the Russell U.S. Large Cap ETF, Russell U.S. Large Cap Growth ETF, Russell U.S. Large Cap Value ETF, Russell U.S. All Cap ETF, Russell U.S. Mid Cap ETF and Russell U.S. Small Cap ETF to the Distribution Agreement (to be filed by Amendment)

	1.4	Letter Agreement adding the Russell High Dividend Yield ETF, Russell Small Cap High Dividend Yield ETF and Russell International High Dividend Yield ETF to the Distribution Agreement (incorporated by reference to Post-Effective Amendment No.44 dated March 8, 2012)

	2.1	Form of Authorized Participant Agreement (incorporated by reference to Post-Effective Amendment No. 15 dated April 29, 2011)

(f)	1.1	Bonus or Profit Sharing Contracts (none)

(g)	1.1	Custody Agreement between the Registrant and State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 8 dated May 17, 2011)

	1.2	Letter Agreement adding the Russell Small Cap Consistent Growth ETF, Russell Small Cap Low P/E ETF, Russell Small Cap Contrarian ETF, Russell Small Cap Aggressive Growth ETF, Russell Developed ex-U.S. High Momentum ETF, Russell Developed ex- U.S. High Beta ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex- U.S. High Volatility ETF, and Russell Developed ex-U.S. Low Volatility ETF to the Custody Agreement (incorporated by reference to Post-Effective Amendment No. 24 dated October 20, 2011)

	1.3	Form of Letter Agreement adding the Russell Total Return Fixed Income ETF, Russell Core Fixed Income ETF, and Russell Emerging Markets Fixed Income ETF to the Custody Agreement (to be filed by Amendment)

	1.4	Form of Letter Agreement adding the Russell U.S. Large Cap ETF, Russell U.S. Large Cap Growth ETF, Russell U.S. Large Cap Value ETF, Russell U.S. All Cap ETF, Russell U.S. Mid Cap ETF and Russell U.S. Small Cap ETF to the Custody Agreement (to be filed by Amendment)

	1.5	Letter Agreement adding the Russell High Dividend Yield ETF, Russell Small Cap High Dividend Yield ETF and Russell International High Dividend Yield ETF to the Custody Agreement (incorporated by reference to Post-Effective Amendment No.44 dated March 8, 2012)

	1.6	Amendment No. 1 to the Master Custodian Contract between the Registrant and State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 24 dated October 20, 2011)

(h)	1.1	Administration Agreement between the Registrant and Russell Fund Services Company (incorporated by reference to Post-Effective Amendment No. 8 dated May 17, 2011)

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1.2	Letter Agreement adding the Russell Small Cap Consistent Growth ETF, Russell Small Cap Low P/E ETF, Russell Small Cap Contrarian ETF, Russell Small Cap Aggressive Growth ETF, Russell Developed ex-U.S. High Momentum ETF, Russell Developed ex- U.S. High Beta ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex- U.S. High Volatility ETF, and Russell Developed ex-U.S. Low Volatility ETF to the Administration Agreement (incorporated by reference to Post-Effective Amendment No. 20 dated September 28, 2011)

1.3	Form of Letter Agreement adding the Russell Total Return Fixed Income ETF, Russell Core Fixed Income ETF, and Russell Emerging Markets Fixed Income ETF to the Administration Agreement (to be filed by Amendment)

1.4	Form of Letter Agreement adding the Russell U.S. Large Cap ETF, Russell U.S. Large Cap Growth ETF, Russell U.S. Large Cap Value ETF, Russell U.S. All Cap ETF, Russell U.S. Mid Cap ETF and Russell U.S. Small Cap ETF to the Administration Agreement (to be filed by Amendment)

1.5	Letter Agreement adding the Russell High Dividend Yield ETF, Russell Small Cap High Dividend Yield ETF and Russell International High Dividend Yield ETF to the Administration Agreement (incorporated by reference to Post-Effective Amendment No.44 dated March 8, 2012)

2.1	Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 8 dated May 17, 2011)

2.2	Letter Agreement adding the Russell Small Cap Consistent Growth ETF, Russell Small Cap Low P/E ETF, Russell Small Cap Contrarian ETF, Russell Small Cap Aggressive Growth ETF, Russell Developed ex-U.S. High Momentum ETF, Russell Developed ex- U.S. High Beta ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex- U.S. High Volatility ETF, and Russell Developed ex-U.S. Low Volatility ETF to the Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment No. 24 dated October 20, 2011)

2.3	Form of Letter Agreement adding the Russell Total Return Fixed Income ETF, Russell Core Fixed Income ETF, and Russell Emerging Markets Fixed Income ETF to the Transfer Agency and Service Agreement (to be filed by Amendment)

2.4	Form of Letter Agreement adding the Russell U.S. Large Cap ETF, Russell U.S. Large Cap Growth ETF, Russell U.S. Large Cap Value ETF, Russell U.S. All Cap ETF, Russell U.S. Mid Cap ETF and Russell U.S. Small Cap ETF to the Transfer Agency and Service Agreement (to be filed by Amendment)

2.5	Letter Agreement adding the Russell High Dividend Yield ETF, Russell Small Cap High Dividend Yield ETF and Russell International High Dividend Yield ETF to the Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment No.44 dated March 8, 2012)

2.6	Amendment No. 1 to the Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 24 dated October 20, 2011)

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	3.1	Supervision and Operational Agreement between Registrant and Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 32 dated December 9, 2011)

	3.2	Letter Agreement adding the Russell Small Cap Consistent Growth ETF, Russell Small Cap Low P/E ETF, Russell Small Cap Contrarian ETF, Russell Small Cap Aggressive Growth ETF, Russell Developed ex-U.S. High Momentum ETF, Russell Developed ex- U.S. High Beta ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex- U.S. High Volatility ETF, and Russell Developed ex-U.S. Low Volatility ETF to the Supervision and Operational Agreement (incorporated by reference to Post-Effective Amendment No. 32 dated December 9, 2011)

	3.3	Form of Letter Agreement adding the Russell Total Return Fixed Income ETF, Russell Core Fixed Income ETF, and Russell Emerging Markets Fixed Income ETF to the Supervision and Operational Agreement (to be filed by Amendment)

	3.4	Form of Letter Agreement adding the Russell U.S. Large Cap ETF, Russell U.S. Large Cap Growth ETF, Russell U.S. Large Cap Value ETF, Russell U.S. All Cap ETF, Russell U.S. Mid Cap ETF and Russell U.S. Small Cap ETF to the Supervision and Operational Agreement (to be filed by Amendment)

	3.5	Letter Agreement adding the Russell High Dividend Yield ETF, Russell Small Cap High Dividend Yield ETF and Russell International High Dividend Yield ETF to the Supervision and Operational Agreement (incorporated by reference to Post-Effective Amendment No.44 dated March 8, 2012)

	4.1	Form of Participation Agreement (incorporated by reference to Post-Effective Amendment No.44 dated March 8, 2012)

	5.1	Letter Agreement regarding fee waivers and reimbursement for the Russell Developed ex-U.S. High Momentum ETF, Russell Developed ex-U.S. High Beta ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. High Volatility ETF, and Russell Developed ex-U.S. Low Volatility ETF (filed herewith)

	5.2	Letter Agreement regarding fee waivers and reimbursement for the Russell 1000 Low Beta ETF, Russell 1000 High Beta ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Volatility ETF and Russell 1000 High Momentum ETF (filed herewith)

	5.3	Letter Agreement regarding fee waivers and reimbursement for the Russell 2000 Low Beta ETF, Russell 2000 High Beta ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Volatility ETF and Russell 2000 High Momentum ETF (filed herewith)

	5.4	Letter Agreement regarding fee waivers and reimbursement for the Russell Equity ETF (filed herewith)

(i)	1.1	Opinion and Consent of Counsel, Dechert LLP (filed herewith)

(j)	1.1	Other Opinions – PricewaterhouseCoopers, independent auditors of Registrant (filed herewith)

(k)	1.1	Financial Statements omitted from Item 22 (none)

(l)	1.1	Subscription Agreement dated April 2, 2010 between the Registrant and Paul Hrabal (incorporated by reference to the Registrant’s Registration Statement on Form N-1A dated April 5, 2010)

(m)	1.1	Form of Distribution Plan Pursuant to Rule 12b-1 (incorporated by reference to Post- Effective Amendment No.44 dated March 8, 2012)

(n)	1.1	Rule 18f-3 Plan (none)

(p)	1.1	Code of Ethics of Russell Investment Group (incorporated by reference to Post-Effective Amendment No.49 dated April 27, 2012)

	1.2	Code of Ethics of ALPS Distributors, Inc. (filed herewith)

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Item 29.	Persons Controlled by or under Common Control with the Fund

Not Applicable.

Item 30.	Indemnification

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and other Connections of the Investment Adviser

See Registrant’s prospectus section “Management of the Funds” and the Statement of Additional Information sections “Structure and Governance – Trustees and Officers,” and “Operation of the Trust.”

Item 32.	Principal Underwriters

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, Ameristock Mutual Fund, Inc., Arbitrage Funds, AQR Funds, BBH Trust, BLDRS Index Funds Trust, BPV Family of Funds, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Columbia ETF Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, The Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, Drexel Hamilton Investment Partners LLC, EGA Global Shares Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, GLG Investment Series Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Oak Associates Funds, Pax World Series Trust I, Pax World

5

Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds Trust, Stone Harbor Investment Funds, Tilson Investment Trust, Transparent Value Trust, db-X Exchange-Traded Funds Inc., Trust for Professional Managers, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None
Diana M. Adams	Senior Vice President, Controller, Treasurer	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director-Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None
Erin Douglas	Vice President, Senior Associate Counsel	None
JoEllen Legg	Vice President, Senior Associate Counsel	None
Paul F. Leone	Vice President, Assistant General Counsel	None
David T. Buhler	Vice President, Associate Counsel	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None

*	The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Item 33.	Location of Accounts and Records

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act Section 15 U.S.C. 80a-30(a) and the rules under that section.

6

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

(a)	Registrant:

Russell Exchange Traded Funds Trust

1301 Second Avenue

Seattle, Washington 98101

(b)	Adviser:

Russell Investment Management Company

1301 Second Avenue

Seattle, Washington 98101

(c)	Principal Underwriter:

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, Colorado 80203

(e)	Custodian:

State Street Bank and Trust Company

2 Avenue de Lafayette, LCC 25

Boston, Massachusetts 02111

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

7

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Exchange Traded Funds Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 62 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington, on this 27 day of July, 2012.

RUSSELL EXCHANGE TRADED FUNDS TRUST
Registrant

By:	/s/ James Polisson
James Polisson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on July 27, 2012.

Signatures	Signatures

/s/ James Polisson	/s/ Mark E. Swanson
James Polisson, Trustee, President and	Mark E. Swanson, Treasurer and
Chief Executive Officer	Chief Accounting Officer

/s/ Evelyn S. Dilsaver	/s/ Daniel O. Leemon
Evelyn S. Dilsaver, Trustee	Daniel O. Leemon, Trustee

/s/ Jane A. Freeman	/s/ Ernest L. Schmider
Jane A. Freeman, Trustee	Ernest L. Schmider, Trustee

RUSSELL EXCHANGE TRADED FUNDS TRUST

FILE NO. 333-160877

FILE NO. 811-22320

EXHIBITS

Listed in Part C, Item 28

To Post-Effective Amendment No. 62

and Amendment No. 65

to

Registration Statement on Form N-1A

Under

Securities Act of 1933

and

Investment Company Act of 1940

EXHIBIT INDEX

Name of Exhibit	Exhibit Number

Letter Agreement regarding fee waivers and reimbursement for the Russell Developed ex-U.S. High Momentum ETF, Russell Developed ex-U.S. High Beta ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. High Volatility ETF, and Russell Developed ex-U.S. Low Volatility ETF	(h) 5.1

Letter Agreement regarding fee waivers and reimbursement for the Russell 1000 Low Beta ETF, Russell 1000 High Beta ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Volatility ETF and Russell 1000 High Momentum ETF	(h) 5.2

Letter Agreement regarding fee waivers and reimbursement for the Russell 2000 Low Beta ETF, Russell 2000 High Beta ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Volatility ETF and Russell 2000 High Momentum ETF	(h) 5.3

Letter Agreement regarding fee waivers and reimbursement for the Russell Equity ETF	(h) 5.4

Opinion and Consent of Counsel, Dechert LLP	(i) 1.1

Other Opinions – PricewaterhouseCoopers, LLP, independent auditors of Registrant	(j) 1.1

Code of Ethics of ALPS Distributors, Inc.	(p) 1.1